UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments   (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.35%

AUSTRALIA — 19.54%
Australand Property Group	26,703	$90,398
BGP Holdings PLC[a,b]	539,595	7
BWP Trust	40,698	78,830
CFS Retail Property Trust Group	154,206	261,017
Charter Hall Retail REIT	24,426	76,296
Commonwealth Property Office Fund	168,237	180,548
Dexus Property Group	374,859	325,429
Federation Centres	109,773	217,414
Goodman Group	134,370	547,500
GPT Group	122,130	384,676
Investa Office Fund	45,927	124,221
Mirvac Group	286,479	417,421
Stockland Corp. Ltd.	179,514	568,552
Westfield Group	162,702	1,447,966
Westfield Retail Trust	237,474	625,732

		5,346,007
HONG KONG — 24.51%
Agile Property Holdings Ltd.	90,000	82,758
Champion REIT	198,000	84,149
Country Garden Holdings Co. Ltd.	342,027	187,646
Hang Lung Properties Ltd.	171,000	474,584
Henderson Land Development Co. Ltd.	81,800	440,351
Hongkong Land Holdings Ltd.	90,000	541,800
Hysan Development Co. Ltd.[c]	45,000	177,918
Kerry Properties Ltd.	49,500	159,054
Link REIT (The)	180,000	813,672
New World China Land Ltd.[c]	198,400	104,505
New World Development Co. Ltd.	294,000	367,273
Shimao Property Holdings Ltd.	94,500	206,408
Shui On Land Ltd.	261,000	83,025
Sino Land Co. Ltd.	234,800	312,067
SOHO China Ltd.	121,500	96,702
Sun Hung Kai Properties Ltd.	126,000	1,538,327
Swire Properties Ltd.	91,800	237,043
Wharf (Holdings) Ltd. (The)	117,200	799,969

		6,707,251
JAPAN — 43.24%
Activia Properties Inc.	17	142,521
Advance Residence Investment Corp.	90	191,675
AEON Mall Co. Ltd.	9,090	270,066
Daiwahouse Residential Investment Corp.	27	113,179
Frontier Real Estate Investment Corp.	36	186,027
GLP J-Reit	135	140,712
Hulic Co. Ltd.	22,500	289,675
Industrial & Infrastructure Fund Investment Corp.	9	74,658
Japan Excellent Inc.	90	107,839
Japan Logistics Fund Inc.	65	144,869
Japan Prime Realty Investment Corp.	63	216,826
Japan Real Estate Investment Corp.	90	466,833
Japan Retail Fund Investment Corp.	180	363,053
Kenedix Realty Investment Corp.	27	135,285
Mitsubishi Estate Co. Ltd.	99,000	2,470,510

Security	Shares	Value

Mitsui Fudosan Co. Ltd.	66,000	$2,128,490
Mori Hills REIT Investment Corp.	90	119,930
MORI TRUST Sogo REIT Inc.	18	146,669
Nippon Accommodations Fund Inc.	18	125,313
Nippon Building Fund Inc.	108	617,385
Nippon Prologis REIT Inc.	18	182,674
Nomura Real Estate Holdings Inc.	9,000	184,968
Nomura Real Estate Master Fund Inc.	126	133,679
Nomura Real Estate Office Fund Inc.	27	119,797
NTT Urban Development Corp.	8,100	80,535
ORIX JREIT Inc.	126	168,025
Premier Investment Corp.	18	70,246
Sumitomo Realty & Development Co. Ltd.	37,000	1,665,971
Tokyo Tatemono Co. Ltd.	36,000	342,403
TOKYU REIT Inc.	90	108,810
Top REIT Inc.	9	41,300
United Urban Investment Corp.	189	283,356

		11,833,279
NEW ZEALAND — 0.25%
Kiwi Income Property Trust	76,833	68,663

		68,663
SINGAPORE — 11.81%
Ascendas REIT	153,202	255,297
CapitaCommercial Trust	153,000	169,973
CapitaLand Ltd.	198,000	427,539
CapitaMall Trust Management Ltd.	198,400	290,258
CapitaMalls Asia Ltd.	108,000	148,709
CDL Hospitality Trusts	45,000	56,505
City Developments Ltd.[c]	45,000	308,050
Fortune REIT[c]	99,000	76,372
Global Logistic Properties Ltd.	234,000	514,427
Keppel Land Ltd.	63,000	155,750
Keppel REIT Management Ltd.	117,000	102,977
Mapletree Commercial Trust	99,000	90,232
Mapletree Industrial Trust	90,200	92,444
Mapletree Logistics Trust	108,240	85,105
Suntec REIT	162,000	204,053
UOL Group Ltd.	36,000	165,326
Wing Tai Holdings Ltd.	36,800	49,808
Yanlord Land Group Ltd.	45,000	39,430

		3,232,255

TOTAL COMMON STOCKS
(Cost: $27,741,574)		27,187,455

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	520,795	520,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	29,315	29,315

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	15,814	$15,814

		565,924

TOTAL SHORT-TERM INVESTMENTS (Cost: $565,924)		565,924

TOTAL INVESTMENTS IN SECURITIES — 101.42% (Cost: $28,307,498)		27,753,379
Other Assets, Less Liabilities — (1.42)%		(388,039)

NET ASSETS — 100.00%		$27,365,340

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

DIVERSIFIED REITS — 6.81%
Liberty Property Trust	1,131,930	$41,202,252
Vornado Realty Trust	1,378,475	126,585,359

		167,787,611
INDUSTRIAL REITS — 6.21%
Prologis Inc.	3,951,119	153,145,373

		153,145,373
OFFICE REITS — 13.90%
Alexandria Real Estate Equities Inc.[a]	566,118	39,701,855
Boston Properties Inc.	1,207,897	130,561,587
Digital Realty Trust Inc.[a]	1,016,758	51,844,490
Douglas Emmett Inc.[a]	1,030,040	26,193,917
Highwoods Properties Inc.[a]	712,991	26,480,486
SL Green Realty Corp.[a]	722,509	67,749,669

		342,532,004
RESIDENTIAL REITS — 17.56%
American Campus Communities Inc.	831,227	28,893,451
AvalonBay Communities Inc.	964,376	119,100,436
Camden Property Trust	675,447	41,756,134
Equity Residential	2,655,706	147,072,998
Essex Property Trust Inc.[a]	301,195	47,700,252
UDR Inc.[a]	1,985,521	48,327,581

		432,850,852
RETAIL REITS — 26.69%
Federal Realty Investment Trust[a]	520,028	56,683,052
General Growth Properties Inc.[a]	4,394,910	88,513,488
Kimco Realty Corp.	3,241,275	67,775,060
Macerich Co. (The)	1,112,018	62,940,219
Realty Income Corp.[a]	1,541,541	62,864,042
Regency Centers Corp.[a]	731,494	35,214,121
Simon Property Group Inc.	1,291,755	200,015,344
Tanger Factory Outlet Centers Inc.[a]	749,547	25,019,879
Taubman Centers Inc.[a]	504,963	32,832,694
Weingarten Realty Investors[a]	890,294	25,809,623

		657,667,522
SPECIALIZED REITS — 28.70%
HCP Inc.	3,606,764	141,204,811
Health Care REIT Inc.	2,272,882	131,645,325
Host Hotels & Resorts Inc.[a]	5,946,534	109,356,760
Public Storage	1,144,616	180,380,036
Ventas Inc.	2,319,457	144,710,922

		707,297,854

TOTAL COMMON STOCKS (Cost: $2,363,677,546)		2,461,281,216

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.13%

MONEY MARKET FUNDS — 10.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	233,791,795	$233,791,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	13,159,822	13,159,822
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,537,683	2,537,683

		249,489,300

TOTAL SHORT-TERM INVESTMENTS (Cost: $249,489,300)		249,489,300

TOTAL INVESTMENTS IN SECURITIES — 110.00% (Cost: $2,613,166,846)		2,710,770,516
Other Assets, Less Liabilities — (10.00)%		(246,370,582)

NET ASSETS — 100.00%		$2,464,399,934

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 2.71%
Alliant Techsystems Inc.	1,351	$194,139
B/E Aerospace Inc.[a]	4,265	338,940
Boeing Co. (The)	30,029	3,761,432
Curtiss-Wright Corp.	2,083	127,938
DigitalGlobe Inc.[a]	2,994	114,311
Esterline Technologies Corp.[a]	1,344	138,365
Exelis Inc.	8,019	157,092
General Dynamics Corp.	14,587	1,477,809
HEICO Corp.	2,451	130,442
Hexcel Corp.[a,b]	4,359	181,683
Honeywell International Inc.	34,120	3,112,768
Huntington Ingalls Industries Inc.	2,155	204,768
L-3 Communications Holdings Inc.	3,852	427,842
Lockheed Martin Corp.	11,670	1,761,120
Moog Inc. Class Aa	1,970	118,318
Northrop Grumman Corp.	9,682	1,118,755
Precision Castparts Corp.	6,301	1,605,180
Raytheon Co.	13,932	1,324,515
Rockwell Collins Inc.	5,873	443,764
Spirit AeroSystems Holdings Inc. Class Aa	4,382	148,594
Teledyne Technologies Inc.[a]	1,621	148,921
Textron Inc.	12,148	431,254
TransDigm Group Inc.	2,162	361,119
Triumph Group Inc.	2,301	157,434
United Technologies Corp.	36,668	4,180,885

		22,167,388
AIR FREIGHT & LOGISTICS — 0.69%
C.H. Robinson Worldwide Inc.	6,591	385,837
Expeditors International of Washington Inc.	8,973	366,637
FedEx Corp.	12,974	1,729,694
Forward Air Corp.	1,263	56,254
Hub Group Inc. Class Aa	1,534	63,584
United Parcel Service Inc. Class B	31,088	2,960,510
UTi Worldwide Inc.	3,803	59,555

		5,622,071
AIRLINES — 0.40%
Alaska Air Group Inc.	3,056	241,638
American Airlines Group Inc.[a,b]	8,369	280,780
Delta Air Lines Inc.	36,989	1,132,233
JetBlue Airways Corp.[a,b]	9,757	85,471
Southwest Airlines Co.	30,282	634,408
Spirit Airlines Inc.[a]	3,211	150,596
United Continental Holdings Inc.[a]	15,728	720,972

		3,246,098
AUTO COMPONENTS — 0.56%
Autoliv Inc.	4,159	377,096
BorgWarner Inc.	9,864	529,697
Cooper Tire & Rubber Co.	2,700	63,180
Dana Holding Corp.	6,335	119,858
Delphi Automotive PLC	12,084	735,795

Security	Shares	Value

Gentex Corp.	6,304	$204,187
Goodyear Tire & Rubber Co. (The)	10,762	254,629
Johnson Controls Inc.	29,878	1,377,973
Lear Corp.	3,481	251,781
Tenneco Inc.[a,b]	2,617	148,750
TRW Automotive Holdings Corp.[a]	4,958	367,636
Visteon Corp.[a]	2,139	173,280

		4,603,862
AUTOMOBILES — 0.70%
Ford Motor Co.	171,608	2,567,256
General Motors Co.[a]	49,645	1,791,191
Harley-Davidson Inc.	9,536	588,276
Tesla Motors Inc.[a,b]	3,570	647,634
Thor Industries Inc.	1,912	98,219

		5,692,576
BEVERAGES — 1.82%
Beam Inc.	7,088	590,430
Brown-Forman Corp. Class B NVS	6,977	537,229
Coca-Cola Co. (The)	165,102	6,244,158
Coca-Cola Enterprises Inc.	10,495	454,329
Constellation Brands Inc. Class Aa	7,232	554,477
Dr Pepper Snapple Group Inc.	8,721	417,562
Molson Coors Brewing Co. Class B NVS	6,872	361,742
Monster Beverage Corp.[a]	5,868	398,437
PepsiCo Inc.	66,566	5,349,244

		14,907,608
BIOTECHNOLOGY — 2.68%
Acorda Therapeutics Inc.[a]	1,709	50,159
Aegerion Pharmaceuticals Inc.[a]	1,093	65,558
Alexion Pharmaceuticals Inc.[a]	8,550	1,357,142
Alkermes PLC[a]	5,951	289,695
Alnylam Pharmaceuticals Inc.[a]	2,343	196,015
Amgen Inc.	32,764	3,897,278
Arena Pharmaceuticals Inc.[a,b]	9,374	59,431
ARIAD Pharmaceuticals Inc.[a,b]	7,806	57,686
Biogen Idec Inc.[a]	10,272	3,211,438
BioMarin Pharmaceutical Inc.[a,b]	6,181	425,747
Celgene Corp.[a]	17,925	2,723,345
Cepheid Inc.[a,b]	2,881	152,290
Cubist Pharmaceuticals Inc.[a]	3,202	234,034
Gilead Sciences Inc.[a]	66,564	5,368,387
Incyte Corp.[a,b]	6,275	411,138
Isis Pharmaceuticals Inc.[a,b]	5,059	258,313
Medivation Inc.[a]	3,280	261,088
Myriad Genetics Inc.[a,b]	3,236	89,411
PDL BioPharma Inc.[b]	5,971	54,336
Pharmacyclics Inc.[a]	2,912	387,500
Regeneron Pharmaceuticals Inc.[a]	3,414	985,246
Seattle Genetics Inc.[a,b]	4,844	217,302
Theravance Inc.[a,b]	3,338	122,905
United Therapeutics Corp.[a,b]	2,030	208,319
Vertex Pharmaceuticals Inc.[a]	10,110	799,094

		21,882,857
BUILDING PRODUCTS — 0.19%
A.O. Smith Corp.	3,374	159,320

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

Allegion PLC[a]	3,905	$192,712
Fortune Brands Home & Security Inc.	7,250	326,685
Lennox International Inc.	1,987	171,995
Masco Corp.	15,509	328,170
Owens Corning[a]	4,785	182,548
Simpson Manufacturing Co. Inc.	1,737	56,626
USG Corp.[a]	3,816	116,770

		1,534,826
CAPITAL MARKETS — 2.12%
Affiliated Managers Group Inc.[a]	2,286	455,463
Ameriprise Financial Inc.	8,455	893,186
Bank of New York Mellon Corp. (The)	49,719	1,589,019
BlackRock Inc.[c]	5,539	1,664,303
Charles Schwab Corp. (The)	50,585	1,255,520
E*TRADE Financial Corp.[a]	12,532	250,891
Eaton Vance Corp. NVS	5,268	200,553
Federated Investors Inc. Class B	4,030	108,367
Financial Engines Inc.	2,198	133,902
Franklin Resources Inc.	17,452	907,678
Goldman Sachs Group Inc. (The)	18,330	3,008,320
Greenhill & Co. Inc.	1,115	57,924
Invesco Ltd.	19,167	637,303
Janus Capital Group Inc.	6,480	71,215
Legg Mason Inc.	4,515	191,210
LPL Financial Holdings Inc.	3,415	182,805
Morgan Stanley	60,289	1,779,128
Northern Trust Corp.	9,698	584,014
Raymond James Financial Inc.	5,408	275,321
SEI Investments Co.	6,229	212,160
State Street Corp.	19,138	1,281,289
Stifel Financial Corp.[a]	2,548	115,042
T. Rowe Price Group Inc.	11,340	889,510
TD Ameritrade Holding Corp.	10,365	323,906
Waddell & Reed Financial Inc. Class A	3,704	240,093

		17,308,122
CHEMICALS — 2.57%
Air Products and Chemicals Inc.	9,183	965,501
Airgas Inc.	2,867	295,989
Albemarle Corp.	3,537	227,005
Ashland Inc.	3,100	287,711
Axiall Corp.	3,033	121,017
Cabot Corp.	2,602	126,639
Celanese Corp. Series A	6,785	343,592
CF Industries Holdings Inc.	2,480	572,533
Chemtura Corp.[a]	4,243	106,414
Cytec Industries Inc.	1,490	134,055
Dow Chemical Co. (The)	52,813	2,403,520
E.I. du Pont de Nemours and Co.	40,313	2,459,496
Eastman Chemical Co.	6,677	520,539
Ecolab Inc.	11,828	1,189,187
FMC Corp.	5,739	405,346
H.B. Fuller Co.	2,134	99,402
Huntsman Corp.	8,396	184,040
International Flavors & Fragrances Inc.	3,546	307,367
LyondellBasell Industries NV Class A	19,037	1,499,354
Minerals Technologies Inc.	1,520	78,554
Monsanto Co.	22,889	2,438,823
Mosaic Co. (The)	14,818	661,772
NewMarket Corp.[b]	481	161,068

Security	Shares	Value

Olin Corp.	3,562	$91,579
PolyOne Corp.	4,079	145,049
PPG Industries Inc.	6,150	1,121,514
Praxair Inc.	12,743	1,589,307
Rockwood Holdings Inc.	3,247	222,517
RPM International Inc.	5,751	228,142
Scotts Miracle-Gro Co. (The) Class A	1,933	114,801
Sensient Technologies Corp.	2,148	105,080
Sherwin-Williams Co. (The)	3,744	686,125
Sigma-Aldrich Corp.	5,154	479,167
Valspar Corp. (The)	3,488	245,137
W.R. Grace & Co.[a]	3,359	316,821
Westlake Chemical Corp.	870	105,740

		21,039,903
COMMERCIAL BANKS — 3.05%
Associated Banc-Corp	7,064	116,344
BancorpSouth Inc.	3,615	85,206
Bank of Hawaii Corp.	1,950	110,721
BB&T Corp.	30,743	1,150,096
BOK Financial Corp.	893	57,384
CapitalSource Inc.	8,292	113,849
Cathay General Bancorp	3,185	74,847
CIT Group Inc.	8,695	404,752
City National Corp.	2,057	148,824
Comerica Inc.	7,922	362,828
Commerce Bancshares Inc.	3,538	153,797
Cullen/Frost Bankers Inc.	2,270	168,025
East West Bancorp Inc.	6,067	203,002
F.N.B. Corp.	6,655	78,795
Fifth Third Bancorp	38,141	801,724
First Financial Bankshares Inc.	1,341	82,029
First Horizon National Corp.	10,447	122,857
First Niagara Financial Group Inc.	15,522	134,110
First Republic Bank	5,432	263,615
FirstMerit Corp.	7,156	145,625
Fulton Financial Corp.	8,054	99,467
Glacier Bancorp Inc.	3,130	82,726
Hancock Holding Co.	3,569	123,487
Huntington Bancshares Inc.	36,097	327,400
IBERIABANK Corp.	1,295	85,263
International Bancshares Corp.	2,458	57,542
KeyCorp	38,738	494,297
M&T Bank Corp.	5,663	631,481
MB Financial Inc.	2,338	65,698
National Penn Bancshares Inc.	5,119	53,135
Old National Bancorp	4,394	61,516
PNC Financial Services Group Inc. (The)[c]	23,176	1,851,299
Popular Inc.[a]	4,475	118,140
PrivateBancorp Inc.	2,950	84,340
Prosperity Bancshares Inc.	2,487	155,587
Regions Financial Corp.	59,874	608,919
Signature Bank[a]	2,082	254,129
SunTrust Banks Inc.	23,176	857,975
Susquehanna Bancshares Inc.	7,962	86,228
SVB Financial Group[a]	1,996	224,011
Synovus Financial Corp.	42,637	142,834
TCF Financial Corp.	7,080	113,988
Texas Capital Bancshares Inc.[a]	1,785	106,154
Trustmark Corp.	2,877	68,358
U.S. Bancorp	79,390	3,154,165
UMB Financial Corp.	1,583	93,856

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

Umpqua Holdings Corp.	4,938	$86,711
United Bankshares Inc.	1,859	55,565
Valley National Bancorp	8,648	83,799
Webster Financial Corp.	3,874	117,537
Wells Fargo & Co.	208,218	9,440,604
Westamerica Bancorp	1,076	53,111
Wintrust Financial Corp.	1,654	72,495
Zions Bancorp.	7,992	229,770

		24,920,017

COMMERCIAL SERVICES & SUPPLIES — 0.62%
ABM Industries Inc.	2,201	58,679
ADT Corp. (The)	8,657	260,056
Brink’s Co. (The)	2,037	64,451
Cintas Corp.	4,414	251,907
Clean Harbors Inc.[a,b]	2,451	137,452
Copart Inc.[a]	4,926	168,863
Covanta Holding Corp.	5,717	102,906
Deluxe Corp.	2,194	106,519
Healthcare Services Group Inc.	2,919	79,192
Herman Miller Inc.	2,489	69,767
HNI Corp.	2,013	69,066
Iron Mountain Inc.	7,442	196,543
KAR Auction Services Inc.	5,972	166,141
Mine Safety Appliances Co.	1,348	67,912
Pitney Bowes Inc.	8,790	221,332
R.R. Donnelley & Sons Co.	7,831	144,639
Republic Services Inc.	11,753	376,449
Rollins Inc.	2,776	80,004
Stericycle Inc.[a]	3,742	438,038
Tetra Tech Inc.[a]	2,800	82,628
Tyco International Ltd.	20,224	818,870
United Stationers Inc.	1,753	72,627
Waste Connections Inc.	5,391	220,384
Waste Management Inc.	19,095	797,789

		5,052,214

COMMUNICATIONS EQUIPMENT — 1.69%
ADTRAN Inc.	2,384	60,530
ARRIS Group Inc.[a]	4,971	128,749
Aruba Networks Inc.[a]	4,785	94,312
Brocade Communications Systems Inc.[a]	19,801	184,941
Ciena Corp.[a,b]	4,408	102,839
Cisco Systems Inc.	232,089	5,085,070
F5 Networks Inc.[a]	3,333	356,631
Finisar Corp.[a]	4,032	95,599
Harris Corp.	4,573	317,092
InterDigital Inc.	1,756	50,485
JDS Uniphase Corp.[a]	10,212	135,718
Juniper Networks Inc.[a]	21,899	582,732
Motorola Solutions Inc.	10,008	638,510
Palo Alto Networks Inc.[a]	2,013	119,673
Plantronics Inc.	1,859	79,807
Polycom Inc.[a,b]	6,151	73,381
QUALCOMM Inc.	73,331	5,442,627
Riverbed Technology Inc.[a]	7,085	139,716
ViaSat Inc.[a,b]	1,846	109,855

		13,798,267

Security	Shares	Value

COMPUTERS & PERIPHERALS — 3.41%
3D Systems Corp.[a,b]	4,164	$323,668
Apple Inc.	39,082	19,564,449
Diebold Inc.	2,747	92,272
Electronics For Imaging Inc.[a]	2,014	85,333
EMC Corp.	89,602	2,171,952
Hewlett-Packard Co.	83,661	2,426,169
Lexmark International Inc. Class A	2,743	107,498
NCR Corp.[a]	7,262	255,550
NetApp Inc.	14,809	627,013
SanDisk Corp.	9,775	679,851
Seagate Technology PLC	14,175	749,291
Western Digital Corp.	9,207	793,367

		27,876,413

CONSTRUCTION & ENGINEERING — 0.28%
AECOM Technology Corp.[a]	4,249	121,819
Chicago Bridge & Iron Co. NV	4,656	349,153
EMCOR Group Inc.	2,869	121,961
Fluor Corp.	7,059	536,202
Foster Wheeler AGa	4,208	126,156
Jacobs Engineering Group Inc.[a]	5,747	348,900
KBR Inc.	6,461	202,229
Quanta Services Inc.[a]	9,434	294,058
URS Corp.	3,264	163,853

		2,264,331

CONSTRUCTION MATERIALS — 0.10%
Eagle Materials Inc.	2,161	170,179
Martin Marietta Materials Inc.	1,993	217,257
Texas Industries Inc.[a,b]	904	67,999
Vulcan Materials Co.	5,638	348,033

		803,468

CONSUMER FINANCE — 0.84%
American Express Co.	40,040	3,404,201
Capital One Financial Corp.	25,129	1,774,359
Cash America International Inc.	1,266	46,500
Discover Financial Services	20,901	1,121,339
Portfolio Recovery Associates Inc.[a]	2,184	109,680
SLM Corp.	18,879	429,686

		6,885,765

CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	2,786	177,747
Avery Dennison Corp.	4,199	206,885
Ball Corp.	6,281	321,524
Bemis Co. Inc.	4,456	171,600
Crown Holdings Inc.[a]	6,050	248,655
Greif Inc. Class A	1,341	67,895
MeadWestvaco Corp.	7,635	275,394
Owens-Illinois Inc.[a]	7,115	227,965
Packaging Corp. of America	4,306	278,167
Rock-Tenn Co. Class A	3,118	316,415
Sealed Air Corp.	8,543	266,456
Silgan Holdings Inc.	1,965	90,056
Sonoco Products Co.	4,386	181,493

		2,830,252

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,727	$553,296
LKQ Corp.[a]	12,964	350,935
Pool Corp.	2,016	109,227

		1,013,458

DIVERSIFIED CONSUMER SERVICES — 0.14%
Apollo Education Group Inc.[a]	4,349	140,429
DeVry Education Group Inc.	2,484	89,772
Graham Holdings Co. Class B	183	114,569
H&R Block Inc.	11,784	358,234
Hillenbrand Inc.	2,691	72,845
Service Corp. International	9,209	162,999
Sotheby’s	3,015	144,479
Weight Watchers International Inc.[b]	1,187	32,085

		1,115,412

DIVERSIFIED FINANCIAL SERVICES — 4.47%
Bank of America Corp.	463,411	7,762,134
Berkshire Hathaway Inc. Class Ba	78,189	8,725,892
CBOE Holdings Inc.	3,791	197,208
Citigroup Inc.	131,844	6,253,361
CME Group Inc.	13,783	1,030,417
ING U.S. Inc.	4,738	160,002
IntercontinentalExchange Group Inc.	5,024	1,048,961
J.P. Morgan Chase & Co.	163,290	9,039,735
Leucadia National Corp.	13,689	374,120
McGraw Hill Financial Inc.	11,770	894,991
Moody’s Corp.	8,227	613,570
MSCI Inc. Class Aa	5,033	215,010
NASDAQ OMX Group Inc. (The)	5,100	194,565
PHH Corp.[a]	2,416	58,636

		36,568,602

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
AT&T Inc.	228,882	7,626,348
CenturyLink Inc.	25,690	741,413
Frontier Communications Corp.[b]	43,032	202,250
Level 3 Communications Inc.[a]	7,071	226,979
tw telecom inc.[a]	6,236	183,713
Verizon Communications Inc.	124,190	5,963,604
Windstream Holdings Inc.	25,754	192,640

		15,136,947

ELECTRIC UTILITIES — 1.67%
ALLETE Inc.	1,581	79,018
American Electric Power Co. Inc.	21,294	1,039,360
Cleco Corp.	2,618	127,915
Duke Energy Corp.	30,751	2,171,636
Edison International	14,156	681,753
El Paso Electric Co.	1,739	63,352
Entergy Corp.	7,738	487,726
Exelon Corp.	37,420	1,085,180
FirstEnergy Corp.	18,165	572,016
Great Plains Energy Inc.	6,700	165,356

Security	Shares	Value

Hawaiian Electric Industries Inc.	4,264	$110,949
IDACORP Inc.	2,137	112,684
ITC Holdings Corp.	2,308	238,878
NextEra Energy Inc.	18,767	1,725,250
Northeast Utilities	13,652	597,958
OGE Energy Corp.	8,566	291,844
Pepco Holdings Inc.	10,751	208,892
Pinnacle West Capital Corp.	4,766	250,835
PNM Resources Inc.	3,445	84,919
Portland General Electric Co.	3,423	103,306
PPL Corp.	27,343	835,875
Southern Co. (The)	38,431	1,584,894
UIL Holdings Corp.	2,403	92,924
UNS Energy Corp.	1,799	107,724
Westar Energy Inc.	5,545	183,928
Xcel Energy Inc.	21,604	624,572

		13,628,744

ELECTRICAL EQUIPMENT — 0.84%
Acuity Brands Inc.	1,842	234,007
AMETEK Inc.	10,666	527,114
Babcock & Wilcox Co. (The)	4,879	167,252
Brady Corp. Class A	2,003	54,802
Eaton Corp. PLC	20,533	1,500,757
Emerson Electric Co.	30,671	2,022,446
EnerSys Inc.	2,064	140,476
Generac Holdings Inc.	2,906	139,866
General Cable Corp.	2,160	61,625
Hubbell Inc. Class B	2,319	270,697
Polypore International Inc.[a,b]	2,051	67,990
Regal Beloit Corp.	1,955	144,846
Rockwell Automation Inc.	6,031	692,600
Roper Industries Inc.	4,297	589,720
Sensata Technologies Holding NVa	6,404	239,766

		6,853,964

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	6,836	593,912
Anixter International Inc.	1,163	102,018
Arrow Electronics Inc.[a]	4,337	222,835
Avnet Inc.	5,993	246,133
Belden Inc.	1,821	117,837
Benchmark Electronics Inc.[a]	2,396	54,461
Cognex Corp.	3,631	143,243
Corning Inc.	63,117	1,086,244
Dolby Laboratories Inc. Class Aa,b	2,069	84,808
FEI Co.	1,820	170,570
FLIR Systems Inc.	6,181	196,061
Ingram Micro Inc. Class Aa	6,754	168,985
IPG Photonics Corp.[a,b]	1,447	96,761
Itron Inc.[a]	1,749	70,625
Jabil Circuit Inc.	7,947	142,808
Littelfuse Inc.	955	85,472
National Instruments Corp.	4,130	119,770
TE Connectivity Ltd.	17,749	1,002,996
Tech Data Corp.[a]	1,640	88,429
Trimble Navigation Ltd.[a]	11,207	362,322
Universal Display Corp.[a,b]	1,739	56,483
Vishay Intertechnology Inc.[a]	5,733	77,854

		5,290,627

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.92%
Atwood Oceanics Inc.[a]	2,483	$117,694
Baker Hughes Inc.	19,264	1,091,113
Bristow Group Inc.	1,569	112,638
Cameron International Corp.[a]	10,339	620,030
CARBO Ceramics Inc.	863	99,348
Core Laboratories NV	1,972	352,830
Diamond Offshore Drilling Inc.	3,034	147,270
Dresser-Rand Group Inc.[a,b]	3,295	187,815
Dril-Quip Inc.[a]	1,790	180,002
Ensco PLC Class A	10,099	508,687
Exterran Holdings Inc.[a]	2,461	85,495
FMC Technologies Inc.[a]	10,192	503,892
Halliburton Co.	36,963	1,811,557
Helix Energy Solutions Group Inc.[a]	4,362	88,941
Helmerich & Payne Inc.	4,668	410,971
McDermott International Inc.[a,b]	10,248	85,468
Nabors Industries Ltd.	11,238	191,945
National Oilwell Varco Inc.	18,675	1,400,812
Nobel Corp. PLC	10,927	339,065
Oceaneering International Inc.	4,718	321,532
Oil States International Inc.[a]	2,388	224,353
Patterson-UTI Energy Inc.	6,339	162,849
Rowan Companies PLC Class Aa	5,443	170,747
Schlumberger Ltd.	57,174	5,006,727
SEACOR Holdings Inc.[a]	822	69,196
Superior Energy Services Inc.	6,984	165,102
Tidewater Inc.	2,147	111,322
Transocean Ltd.	14,664	634,658
Unit Corp.[a]	1,904	95,143
Weatherford International Ltd.[a]	33,240	450,070

		15,747,272

FOOD & STAPLES RETAILING — 2.02%
Casey’s General Stores Inc.	1,663	114,198
Costco Wholesale Corp.	19,032	2,138,436
CVS Caremark Corp.	51,729	3,503,088
Fresh Market Inc. (The)[a,b]	1,811	63,313
Kroger Co. (The)	22,619	816,546
Rite Aid Corp.[a,b]	39,160	217,338
Safeway Inc.	10,727	335,111
Sysco Corp.	25,278	886,752
United Natural Foods Inc.[a]	2,142	144,735
Wal-Mart Stores Inc.	70,228	5,244,627
Walgreen Co.	37,928	2,175,171
Whole Foods Market Inc.	16,175	845,305

		16,484,620

FOOD PRODUCTS — 1.60%
Archer-Daniels-Midland Co.	28,703	1,133,194
B&G Foods Inc. Class A	2,271	74,421
Bunge Ltd.	6,412	485,773
Campbell Soup Co.	7,781	320,655
ConAgra Foods Inc.	18,233	579,627
Darling International Inc.[a]	6,876	134,495
Dean Foods Co.[a]	4,015	63,437
Flowers Foods Inc.	7,656	160,393
General Mills Inc.	27,662	1,328,329
Green Mountain Coffee Roasters Inc.	5,639	456,759
Hain Celestial Group Inc.[a,b]	2,077	190,856

Security	Shares	Value

Hershey Co. (The)	6,497	$645,802
Hillshire Brands Co.	5,370	191,279
Hormel Foods Corp.	5,839	265,324
Ingredion Inc.	3,359	209,266
J.M. Smucker Co. (The)	4,550	438,574
Kellogg Co.	11,174	647,869
Kraft Foods Group Inc.	25,862	1,353,876
Lancaster Colony Corp.	857	74,490
McCormick & Co. Inc. NVS	5,772	370,447
Mead Johnson Nutrition Co. Class A	8,707	669,481
Mondelez International Inc. Class A	76,319	2,499,447
Post Holdings Inc.[a]	1,420	76,013
TreeHouse Foods Inc.[a]	1,569	103,303
Tyson Foods Inc. Class A	11,805	441,507
WhiteWave Foods Co. Class Aa	7,822	189,371

		13,103,988

GAS UTILITIES — 0.27%
AGL Resources Inc.	5,119	244,586
Atmos Energy Corp.	3,885	186,519
National Fuel Gas Co.	3,652	275,215
New Jersey Resources Corp.	1,801	82,126
Northwest Natural Gas Co.	1,142	47,461
ONEOK Inc.	8,916	610,657
Piedmont Natural Gas Co.	3,295	108,801
Questar Corp.	7,640	178,165
South Jersey Industries Inc.	1,381	73,662
Southwest Gas Corp.	1,974	106,063
UGI Corp.	4,916	213,305
WGL Holdings Inc.	2,223	83,985

		2,210,545

HEALTH CARE EQUIPMENT & SUPPLIES — 2.05%
Abbott Laboratories	67,302	2,467,291
Alere Inc.[a]	3,257	123,440
Align Technology Inc.[a]	3,106	184,558
Baxter International Inc.	23,547	1,608,260
Becton, Dickinson and Co.	8,430	911,452
Boston Scientific Corp.[a]	58,125	786,431
C.R. Bard Inc.	3,385	438,662
CareFusion Corp.[a]	9,075	369,988
Cooper Companies Inc. (The)	2,119	263,349
Covidien PLC	20,054	1,368,485
DENTSPLY International Inc.	6,158	284,130
Edwards Lifesciences Corp.[a]	4,755	309,646
Haemonetics Corp.[a]	2,204	83,510
Hill-Rom Holdings Inc.	2,618	94,955
Hologic Inc.[a,b]	11,871	253,564
IDEXX Laboratories Inc.[a,b]	2,255	257,656
Intuitive Surgical Inc.[a]	1,654	674,137
Masimo Corp.[a]	2,343	68,533
Medtronic Inc.	43,453	2,457,702
ResMed Inc.[b]	6,175	269,292
Sirona Dental Systems Inc.[a]	2,345	168,699
St. Jude Medical Inc.	12,683	770,239
Steris Corp.	2,540	116,561
Stryker Corp.	12,816	994,522
Teleflex Inc.	1,765	165,275
Thoratec Corp.[a]	2,503	87,455
Varian Medical Systems Inc.[a]	4,595	373,619
West Pharmaceutical Services Inc.	2,982	141,496
Zimmer Holdings Inc.	7,431	698,291

		16,791,198

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.20%
Aetna Inc.	16,030	$1,095,330
AmerisourceBergen Corp.	9,997	671,998
Brookdale Senior Living Inc.[a]	4,268	117,199
Cardinal Health Inc.	14,842	1,009,553
Centene Corp.[a]	2,298	139,259
Chemed Corp.[b]	766	60,453
Cigna Corp.	12,014	1,036,928
Community Health Systems Inc.[a]	4,979	206,180
DaVita HealthCare Partners Inc.[a]	7,775	504,831
Express Scripts Holding Co.[a]	35,066	2,619,080
HCA Holdings Inc.[a]	13,231	665,122
Health Net Inc.[a]	3,443	113,240
HealthSouth Corp.	3,779	117,603
Henry Schein Inc.[a]	3,732	428,770
Humana Inc.	6,771	658,818
Laboratory Corp. of America Holdings[a]	3,799	341,264
LifePoint Hospitals Inc.[a]	2,038	108,034
Magellan Health Services Inc.[a]	1,170	70,001
McKesson Corp.	10,007	1,745,321
MEDNAX Inc.[a,b]	4,346	241,811
Omnicare Inc.	4,410	275,449
Owens & Minor Inc.	2,763	95,710
Patterson Companies Inc.	3,651	145,894
Quest Diagnostics Inc.[b]	6,321	331,853
Team Health Holdings Inc.[a]	3,087	133,235
Tenet Healthcare Corp.[a]	4,312	198,395
UnitedHealth Group Inc.	43,773	3,163,912
Universal Health Services Inc. Class B	3,870	317,417
VCA Antech Inc.[a]	3,838	122,586
WellCare Health Plans Inc.[a]	1,851	120,519
WellPoint Inc.	12,896	1,109,056

		17,964,821

HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	6,860	113,602
athenahealth Inc.[a,b]	1,619	238,641
Cerner Corp.[a,b]	12,831	729,956
HMS Holdings Corp.[a]	3,782	87,099
Medidata Solutions Inc.[a]	2,224	140,334

		1,309,632

HOTELS, RESTAURANTS & LEISURE — 1.95%
Bally Technologies Inc.[a,b]	1,694	124,204
Bob Evans Farms Inc.	1,250	62,813
Brinker International Inc.	2,867	138,648
Carnival Corp.	18,949	742,611
Cheesecake Factory Inc. (The)	2,129	94,826
Chipotle Mexican Grill Inc.[a]	1,341	740,178
Choice Hotels International Inc.	1,400	67,942
Cracker Barrel Old Country Store Inc.	1,034	102,376
Darden Restaurants Inc.	5,619	277,803
Domino’s Pizza Inc.	2,351	166,004
Dunkin’ Brands Group Inc.	4,677	217,621
Hyatt Hotels Corp. Class Aa	2,578	123,203
International Game Technology	10,621	153,261
Jack in the Box Inc.[a]	1,894	95,780

Security	Shares	Value

Las Vegas Sands Corp.	16,879	$1,291,581
Life Time Fitness Inc.[a,b]	1,729	71,166
Marriott International Inc. Class A	9,673	476,879
Marriott Vacations Worldwide Corp.[a]	1,267	60,664
McDonald’s Corp.	43,222	4,070,216
MGM Resorts International[a]	14,412	351,076
Norwegian Cruise Line Holdings Ltd.[a]	3,120	109,262
Panera Bread Co. Class Aa	1,163	196,628
Papa John’s International Inc.	1,464	70,462
Penn National Gaming Inc.[a,b]	2,887	33,865
Royal Caribbean Cruises Ltd.	7,116	352,954
Six Flags Entertainment Corp.	4,158	149,231
Starbucks Corp.	32,804	2,333,021
Starwood Hotels & Resorts Worldwide Inc.	8,324	621,886
Vail Resorts Inc.	1,556	106,041
Wendy’s Co. (The)	12,234	110,962
Wyndham Worldwide Corp.	5,664	401,804
Wynn Resorts Ltd.	3,535	768,580
Yum! Brands Inc.	19,316	1,297,069

		15,980,617

HOUSEHOLD DURABLES — 0.50%
D.R. Horton Inc.	12,408	291,340
Garmin Ltd.	5,398	243,180
Harman International Industries Inc.	2,949	305,015
Jarden Corp.[a]	5,188	313,615
Leggett & Platt Inc.	6,200	186,124
Lennar Corp. Class A	7,275	292,164
M.D.C. Holdings Inc.	1,690	52,204
Mohawk Industries Inc.[a]	2,645	376,066
Newell Rubbermaid Inc.	12,492	386,003
NVR Inc.[a]	184	212,227
PulteGroup Inc.	14,984	304,475
Ryland Group Inc. (The)	2,062	92,048
Tempur Sealy International Inc.[a]	2,595	127,907
Toll Brothers Inc.[a,b]	6,908	253,869
Tupperware Brands Corp.	2,152	168,631
Whirlpool Corp.	3,418	455,619

		4,060,487

HOUSEHOLD PRODUCTS — 1.75%
Church & Dwight Co. Inc.	6,017	388,578
Clorox Co. (The)	5,558	490,605
Colgate-Palmolive Co.	38,222	2,340,333
Energizer Holdings Inc.	2,689	254,110
Kimberly-Clark Corp.	16,622	1,817,948
Procter & Gamble Co. (The)	118,073	9,046,753

		14,338,327

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	28,540	401,273
Calpine Corp.[a]	15,133	287,224
Dynegy Inc.[a]	4,275	87,039
NRG Energy Inc.	14,034	390,847

		1,166,383

INDUSTRIAL CONGLOMERATES — 2.05%
3M Co.	27,790	3,562,400
Carlisle Companies Inc.	2,777	206,970

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

Danaher Corp.	26,125	$1,943,439
General Electric Co.	439,471	11,043,906

		16,756,715

INSURANCE — 3.18%
ACE Ltd.	14,836	1,391,765
Aflac Inc.	20,329	1,276,255
Alleghany Corp.[a]	732	272,546
Allied World Assurance Co. Holdings Ltd.	1,467	150,984
Allstate Corp. (The)	19,854	1,016,525
American Financial Group Inc.	3,081	169,208
American International Group Inc.	64,003	3,069,584
Aon PLC	13,137	1,057,003
Arch Capital Group Ltd.[a,b]	5,082	273,462
Argo Group International Holdings Ltd.	1,201	54,033
Arthur J. Gallagher & Co.	5,717	264,297
Aspen Insurance Holdings Ltd.	2,852	110,943
Assurant Inc.	3,161	206,571
Assured Guaranty Ltd.	7,039	148,875
Axis Capital Holdings Ltd.	4,601	207,137
Brown & Brown Inc.	5,125	161,386
Chubb Corp. (The)	10,877	919,542
Cincinnati Financial Corp.	6,380	309,111
CNO Financial Group Inc.	9,658	163,607
Endurance Specialty Holdings Ltd.	1,878	98,388
Erie Indemnity Co. Class A	1,108	77,748
Everest Re Group Ltd.	2,052	297,047
Fidelity National Financial Inc. Class A	11,904	375,452
First American Financial Corp.	4,673	121,124
Genworth Financial Inc. Class Aa	21,402	315,679
Hanover Insurance Group Inc. (The)	1,835	101,898
Hartford Financial Services Group Inc. (The)	19,432	646,114
HCC Insurance Holdings Inc.	4,366	187,345
Kemper Corp.	2,144	78,792
Lincoln National Corp.	11,292	542,355
Loews Corp.	13,244	590,550
Markel Corp.[a]	598	322,406
Marsh & McLennan Companies Inc.	23,788	1,087,349
MBIA Inc.[a]	6,144	67,215
Mercury General Corp.	1,328	60,862
MetLife Inc.	48,803	2,393,787
Montpelier Re Holdings Ltd.	1,753	48,856
Old Republic International Corp.	10,505	164,088
PartnerRe Ltd.	2,054	201,641
Platinum Underwriters Holdings Ltd.	1,138	64,684
Primerica Inc.	2,447	103,092
Principal Financial Group Inc.	11,899	518,439
ProAssurance Corp.	2,678	124,420
Progressive Corp. (The)	23,822	553,623
Protective Life Corp.	3,396	166,438
Prudential Financial Inc.	20,187	1,703,581
Reinsurance Group of America Inc.	3,073	229,461
RenaissanceRe Holdings Ltd.	1,891	171,533
RLI Corp.	1,510	62,907
Selective Insurance Group Inc.	2,407	56,613
StanCorp Financial Group Inc.	1,915	123,039
Torchmark Corp.	3,925	294,964
Travelers Companies Inc. (The)	15,733	1,278,778
Unum Group	11,410	367,402
Validus Holdings Ltd.	4,321	155,210
W.R. Berkley Corp.	4,784	185,428
White Mountains Insurance Group Ltd.	238	134,399

Security	Shares	Value

Willis Group Holdings PLC	7,727	$332,725
XL Group PLC	12,292	353,272

		25,981,538

INTERNET & CATALOG RETAIL — 1.36%
Amazon.com Inc.[a]	16,122	5,782,800
Expedia Inc.	4,476	290,850
Groupon Inc.[a]	16,262	170,101
HSN Inc.	1,436	78,650
Liberty Interactive Corp. Series Aa	20,534	548,463
Liberty Ventures Series Aa	1,540	178,640
Netflix Inc.[a]	2,576	1,054,434
Priceline.com Inc.[a]	2,239	2,563,409
Shutterfly Inc.[a]	1,656	78,428
TripAdvisor Inc.[a,b]	4,785	369,354

		11,115,129

INTERNET SOFTWARE & SERVICES — 3.24%
Akamai Technologies Inc.[a]	7,769	370,426
AOL Inc.[a]	3,425	157,824
Conversant Inc.	2,717	58,415
CoStar Group Inc.[a,b]	1,250	215,050
eBay Inc.[a]	50,693	2,696,868
Equinix Inc.[a]	2,163	400,588
Facebook Inc. Class Aa	71,445	4,470,314
Google Inc. Class Aa	12,190	14,396,024
IAC/InterActiveCorp	3,371	236,105
j2 Global Inc.	1,874	84,986
LinkedIn Corp. Class Aa	4,224	909,047
OpenTable Inc.[a]	1,013	76,259
Pandora Media Inc.[a]	7,092	255,808
Rackspace Hosting Inc.[a,b]	4,964	180,739
Twitter Inc.[a,b]	3,078	198,531
VeriSign Inc.[a,b]	5,599	328,941
Yahoo! Inc.[a]	40,853	1,471,525

		26,507,450

IT SERVICES — 3.40%
Accenture PLC Class A	27,685	2,211,478
Acxiom Corp.[a]	3,209	115,396
Alliance Data Systems Corp.[a]	2,111	505,922
Amdocs Ltd.	7,029	304,075
Automatic Data Processing Inc.	20,957	1,605,306
Broadridge Financial Solutions Inc.	5,054	183,410
CACI International Inc. Class Aa	1,002	74,168
Cognizant Technology Solutions Corp. Class Aa	13,202	1,279,538
Computer Sciences Corp.	6,392	386,141
Convergys Corp.	4,247	86,511
CoreLogic Inc.[a]	3,969	126,413
DST Systems Inc.	1,316	119,756
Euronet Worldwide Inc.[a]	2,092	89,663
Fidelity National Information Services Inc.	12,563	636,944
Fiserv Inc.[a]	11,262	631,235
FleetCor Technologies Inc.[a,b]	3,180	338,098
Gartner Inc.[a]	3,934	276,678
Genpact Ltd.[a]	4,870	82,644
Global Payments Inc.	3,213	212,347
International Business Machines Corp.	44,344	7,834,698
Jack Henry & Associates Inc.	3,704	206,609
Leidos Holdings Inc.	3,201	145,133

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

MasterCard Inc. Class A	45,000	$3,405,600
MAXIMUS Inc.	2,960	125,415
NeuStar Inc. Class Aa	2,721	92,215
Paychex Inc.	14,064	588,157
Science Applications International Corp.	1,747	64,656
Teradata Corp.[a]	7,021	288,704
Total System Services Inc.	7,289	217,795
Vantiv Inc. Class Aa,b	5,292	160,559
VeriFone Systems Inc.[a]	4,792	139,016
Visa Inc. Class A	22,110	4,763,157
Western Union Co.	24,003	369,646
WEX Inc.[a]	1,661	136,800

		27,803,883

LEISURE EQUIPMENT & PRODUCTS — 0.16%
Brunswick Corp.	3,920	162,523
Hasbro Inc.	5,018	246,484
Mattel Inc.	14,710	556,627
Polaris Industries Inc.	2,800	350,560

		1,316,194

LIFE SCIENCES TOOLS & SERVICES — 0.70%
Agilent Technologies Inc.	14,318	832,592
Bio-Rad Laboratories Inc. Class Aa	875	111,230
Charles River Laboratories International Inc.[a]	2,096	118,487
Covance Inc.[a,b]	2,454	232,050
Illumina Inc.[a,b]	5,494	835,088
Life Technologies Corp.[a]	7,472	568,395
Mettler-Toledo International Inc.[a]	1,285	316,496
PAREXEL International Corp.[a]	2,526	123,294
PerkinElmer Inc.	4,904	213,814
TECHNE Corp.	1,449	131,671
Thermo Fisher Scientific Inc.	15,746	1,812,994
Waters Corp.[a]	3,700	400,599

		5,696,710

MACHINERY — 2.08%
Actuant Corp. Class A	3,172	108,546
AGCO Corp.	3,920	209,054
Caterpillar Inc.	27,694	2,600,743
Chart Industries Inc.[a]	1,303	111,328
CLARCOR Inc.	2,181	120,871
Colfax Corp.[a]	3,820	230,155
Crane Co.	2,095	132,320
Cummins Inc.	7,608	966,064
Deere & Co.	16,696	1,435,188
Donaldson Co. Inc.	5,894	243,186
Dover Corp.	7,356	636,735
Flowserve Corp.	6,087	440,273
Graco Inc.	2,618	181,925
Harsco Corp.	3,481	88,383
IDEX Corp.	3,479	250,523
Illinois Tool Works Inc.	17,810	1,404,675
Ingersoll-Rand PLC	11,580	680,788
ITT Corp.	4,010	164,209
Joy Global Inc.	4,642	245,051
Kennametal Inc.	3,429	148,613
Lincoln Electric Holdings Inc.	3,569	246,975
Manitowoc Co. Inc. (The)	5,756	163,758
Middleby Corp. (The)[a,b]	831	204,908

Security	Shares	Value

Mueller Industries Inc.	1,217	$75,746
Navistar International Corp.[a,b]	2,913	89,779
Nordson Corp.	2,590	179,539
Oshkosh Corp.	3,795	205,461
PACCAR Inc.	15,351	859,656
Pall Corp.	4,828	386,723
Parker Hannifin Corp.	6,480	734,638
Pentair Ltd. Registered	8,621	640,799
Snap-on Inc.	2,512	251,577
SPX Corp.	1,985	197,646
Stanley Black & Decker Inc.	6,746	522,140
Terex Corp.	4,811	197,251
Timken Co. (The)	3,458	194,789
Toro Co. (The)	2,411	152,761
Trinity Industries Inc.	3,434	199,962
Valmont Industries Inc.	1,131	165,556
WABCO Holdings Inc.[a]	2,655	228,914
Wabtec Corp.	4,144	305,869
Woodward Inc.	2,629	112,653
Xylem Inc.	8,089	269,849

		16,985,579

MARINE — 0.03%
Kirby Corp.[a]	2,466	246,082
Matson Inc.	1,852	44,319

		290,401

MEDIA — 3.69%
AMC Networks Inc. Class Aa	2,599	167,480
Cablevision NY Group Class A	9,314	149,397
CBS Corp. Class B NVS	24,339	1,429,186
Charter Communications Inc. Class Aa,b	2,919	399,903
Cinemark Holdings Inc.	4,447	130,342
Comcast Corp. Class A	113,089	6,157,696
DIRECTV[a]	21,291	1,478,234
Discovery Communications Inc. Series Aa	9,809	782,562
DISH Network Corp. Class Aa	9,153	516,046
DreamWorks Animation SKG Inc. Class Aa,b	3,114	105,066
Gannett Co. Inc.	9,981	274,777
Interpublic Group of Companies Inc. (The)	18,095	295,310
John Wiley & Sons Inc. Class A	1,988	107,630
Lamar Advertising Co. Class Aa	2,747	133,669
Liberty Global PLC Series Aa,b	16,190	1,294,067
Liberty Media Corp.[a]	4,348	572,153
Live Nation Entertainment Inc.[a]	6,132	130,428
Madison Square Garden Inc. Class Aa	2,674	155,172
Meredith Corp.	1,575	72,103
Morningstar Inc.	954	73,649
New York Times Co. (The) Class A	5,504	77,827
News Corp. Class A NVS[a]	21,564	344,161
Omnicom Group Inc.	11,194	812,461
Regal Entertainment Group Class A	3,440	67,080
Scripps Networks Interactive Inc. Class A	4,699	340,771
Sinclair Broadcast Group Inc. Class A	3,248	102,052
Sirius XM Holdings Inc.[a]	130,670	467,799
Starz Series Aa	3,867	108,199
Time Warner Cable Inc.	12,286	1,637,355
Time Warner Inc.	39,378	2,474,120
Twenty-First Century Fox Inc. Class A	85,382	2,716,855
Viacom Inc. Class B NVS	17,698	1,453,006
Walt Disney Co. (The)	70,943	5,151,171

		30,177,727

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

METALS & MINING — 0.58%
Alcoa Inc.	46,454	$534,686
Allegheny Technologies Inc.	4,670	146,825
Carpenter Technology Corp.	2,350	136,559
Cliffs Natural Resources Inc.[b]	6,579	127,106
Coeur Mining Inc.[a]	4,520	45,878
Commercial Metals Co.	4,988	95,071
Compass Minerals International Inc.	1,421	111,719
Freeport-McMoRan Copper & Gold Inc.	44,928	1,456,116
Kaiser Aluminum Corp.	847	59,129
Newmont Mining Corp.	21,586	466,258
Nucor Corp.	13,803	667,375
Reliance Steel & Aluminum Co.	3,380	236,431
Royal Gold Inc.	2,828	158,198
Steel Dynamics Inc.	9,563	157,789
Stillwater Mining Co.[a]	4,958	62,173
United States Steel Corp.[b]	6,270	163,710
Worthington Industries Inc.	2,338	94,783

		4,719,806

MULTI-UTILITIES — 1.09%
Alliant Energy Corp.	4,824	250,655
Ameren Corp.	10,539	398,796
Avista Corp.	2,598	74,900
Black Hills Corp.	1,923	105,438
CenterPoint Energy Inc.	18,592	435,053
CMS Energy Corp.	11,442	317,973
Consolidated Edison Inc.	12,712	691,660
Dominion Resources Inc.	25,292	1,717,580
DTE Energy Co.	7,691	524,680
Integrys Energy Group Inc.	3,407	185,136
MDU Resources Group Inc.	8,249	264,298
NiSource Inc.	13,520	464,682
NorthWestern Corp.	1,618	73,150
PG&E Corp.	19,528	823,105
Public Service Enterprise Group Inc.	21,966	732,347
SCANA Corp.	6,129	289,718
Sempra Energy	9,879	915,882
TECO Energy Inc.	8,871	145,307
Vectren Corp.	3,573	130,486
Wisconsin Energy Corp.	9,714	414,496

		8,955,342

MULTILINE RETAIL — 0.60%
Big Lots Inc.[a]	2,496	66,868
Dillard’s Inc. Class A	1,043	91,054
Dollar General Corp.[a]	12,751	718,136
Dollar Tree Inc.[a]	9,003	454,832
Family Dollar Stores Inc.	4,187	258,840
J.C. Penney Co. Inc.[a,b]	13,150	77,848
Kohl’s Corp.	8,749	442,962
Macy’s Inc.	16,016	852,051
Nordstrom Inc.	6,241	358,545
Sears Holdings Corp.[a,b]	1,956	71,140
Target Corp.	27,561	1,561,055

		4,953,331

Security	Shares	Value

OFFICE ELECTRONICS — 0.08%
Xerox Corp.	50,148	$544,106
Zebra Technologies Corp. Class Aa	2,247	123,495

		667,601

OIL, GAS & CONSUMABLE FUELS — 7.39%
Alpha Natural Resources Inc.[a]	9,519	54,068
Anadarko Petroleum Corp.	21,928	1,769,370
Apache Corp.	17,413	1,397,567
Cabot Oil & Gas Corp.	18,287	731,114
Cheniere Energy Inc.[a]	9,685	425,559
Chesapeake Energy Corp.	21,929	590,109
Chevron Corp.	83,538	9,325,347
Cimarex Energy Co.	3,755	367,915
Cobalt International Energy Inc.[a]	12,942	211,861
Concho Resources Inc.[a]	4,543	444,260
ConocoPhillips	53,239	3,457,873
CONSOL Energy Inc.	9,912	370,213
Continental Resources Inc.[a]	1,847	203,539
Denbury Resources Inc.[a]	15,738	252,910
Devon Energy Corp.	16,551	980,150
Energen Corp.	3,120	220,646
Energy XXI (Bermuda) Ltd.	3,337	76,584
EOG Resources Inc.	11,894	1,965,365
EQT Corp.	6,539	606,885
EXCO Resources Inc.[b]	8,132	41,717
Exxon Mobil Corp.	189,754	17,487,729
Gulfport Energy Corp.[a]	3,637	221,675
Hess Corp.	12,363	933,283
HollyFrontier Corp.	8,633	399,708
Kinder Morgan Inc.	29,393	999,656
Kodiak Oil & Gas Corp.[a]	11,691	124,042
Marathon Oil Corp.	30,414	997,275
Marathon Petroleum Corp.	13,136	1,143,489
Murphy Oil Corp.	7,605	430,519
Newfield Exploration Co.[a]	5,871	145,425
Noble Energy Inc.	15,582	971,226
Oasis Petroleum Inc.[a]	4,158	173,846
Occidental Petroleum Corp.	35,051	3,069,416
Peabody Energy Corp.	11,715	199,741
Phillips 66	26,115	1,908,745
Pioneer Natural Resources Co.	6,228	1,054,525
QEP Resources Inc.	7,757	239,614
Range Resources Corp.	7,073	609,622
Rosetta Resources Inc.[a]	2,723	116,027
SandRidge Energy Inc.[a,b]	15,023	92,392
SemGroup Corp. Class A	1,807	111,600
SM Energy Co.	2,910	240,832
Southwestern Energy Co.[a]	15,248	620,441
Spectra Energy Corp.	29,124	1,047,008
Teekay Corp.	1,631	88,351
Tesoro Corp.	5,773	297,425
Ultra Petroleum Corp.[a,b]	6,554	156,968
Valero Energy Corp.	23,393	1,195,382
Western Refining Inc.	2,322	90,813
Whiting Petroleum Corp.[a]	5,122	299,022
Williams Companies Inc. (The)	29,808	1,206,926
World Fuel Services Corp.	3,135	133,927
WPX Energy Inc.[a]	8,694	165,621

		60,465,323

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.15%
Domtar Corp.	1,396	$149,944
International Paper Co.	19,209	917,038
Louisiana-Pacific Corp.[a]	6,048	106,021
Resolute Forest Products Inc.[a,b]	4,179	80,655

		1,253,658

PERSONAL PRODUCTS — 0.18%
Avon Products Inc.	18,698	278,413
Estee Lauder Companies Inc. (The) Class A	11,121	764,458
Herbalife Ltd.[b]	3,557	228,964
Nu Skin Enterprises Inc. Class A	2,563	218,239

		1,490,074

PHARMACEUTICALS — 5.27%
AbbVie Inc.	69,141	3,403,812
Actavis PLC[a]	7,586	1,433,602
Allergan Inc.	12,884	1,476,506
Bristol-Myers Squibb Co.	71,534	3,574,554
Eli Lilly and Co.	43,163	2,331,234
Endo Health Solutions Inc.[a]	5,015	330,388
Forest Laboratories Inc.[a]	10,304	683,155
Hospira Inc.[a]	7,183	316,124
Impax Laboratories Inc.[a]	2,823	65,324
Jazz Pharmaceuticals PLC[a]	2,286	346,695
Johnson & Johnson	122,556	10,842,529
Mallinckrodt PLC[a]	2,548	147,351
Merck & Co. Inc.	127,015	6,727,985
Mylan Inc.[a]	16,574	752,625
Nektar Therapeutics[a]	4,874	66,286
Perrigo Co. PLC	5,764	897,224
Pfizer Inc.	281,535	8,558,664
Questcor Pharmaceuticals Inc.	2,455	164,510
Salix Pharmaceuticals Ltd.[a,b]	2,716	264,376
VIVUS Inc.[a,b]	4,331	32,136
Zoetis Inc.	21,734	659,844

		43,074,924

PROFESSIONAL SERVICES — 0.35%
Acacia Research Corp.	2,201	30,418
Advisory Board Co. (The)[a]	1,579	99,967
Corporate Executive Board Co. (The)	1,436	104,972
Dun & Bradstreet Corp. (The)	1,678	184,580
Equifax Inc.	5,308	371,878
FTI Consulting Inc.[a,b]	1,790	66,355
IHS Inc. Class Aa	2,708	307,114
Manpowergroup Inc.	3,440	267,976
Nielsen Holdings NV	10,932	462,314
Robert Half International Inc.	6,059	253,145
Towers Watson & Co. Class A	2,813	328,896
Verisk Analytics Inc. Class Aa	6,470	413,174

		2,890,789

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.08%
Alexandria Real Estate Equities Inc.[b]	3,121	218,876
American Campus Communities Inc.	4,546	158,019
American Capital Agency Corp.	16,704	349,949
American Realty Capital Properties Inc.[b]	8,036	111,218

Security	Shares	Value

American Tower Corp.	17,217	$1,392,511
Annaly Capital Management Inc.	41,198	443,703
Apartment Investment and Management Co. Class A	6,363	177,973
ARMOUR Residential REIT Inc.	16,224	66,681
AvalonBay Communities Inc.	5,273	651,216
BioMed Realty Trust Inc.	8,461	165,074
Boston Properties Inc.	6,645	718,258
Brandywine Realty Trust	6,904	98,382
BRE Properties Inc. Class A	3,340	197,394
Camden Property Trust	3,683	227,683
CBL & Associates Properties Inc.	7,546	128,207
Chimera Investment Corp.	44,266	138,110
Cole Real Estate Investment Inc.	18,278	276,912
Columbia Property Trust Inc.	5,417	131,633
CommonWealth REIT	4,731	116,288
Corporate Office Properties Trust	3,753	93,262
Corrections Corp. of America	5,035	169,025
CubeSmart	5,674	93,508
CYS Investments Inc.	7,600	60,192
DCT Industrial Trust Inc.	13,586	97,819
DDR Corp.[b]	12,580	197,129
DiamondRock Hospitality Co.	8,386	97,110
Digital Realty Trust Inc.[b]	5,577	284,371
Douglas Emmett Inc.	5,709	145,180
Duke Realty Corp.	13,972	219,500
DuPont Fabros Technology Inc.[b]	2,874	74,695
EastGroup Properties Inc.	1,315	78,032
EPR Properties[b]	2,186	111,661
Equity Lifestyle Properties, Inc.	3,384	133,025
Equity Residential	14,585	807,717
Essex Property Trust Inc.	1,646	260,677
Extra Space Storage Inc.	4,780	218,255
Federal Realty Investment Trust	2,823	307,707
Franklin Street Properties Corp.	3,861	46,293
Gaming and Leisure Properties Inc.	3,097	107,466
General Growth Properties Inc.	23,366	470,591
GEO Group Inc. (The)	3,051	102,148
Hatteras Financial Corp.	4,313	77,375
HCP Inc.	19,837	776,619
Health Care REIT Inc.[b]	12,547	726,722
Healthcare Realty Trust Inc.	4,205	96,379
Highwoods Properties Inc.	3,894	144,623
Home Properties Inc.	2,440	136,030
Hospitality Properties Trust	6,412	164,788
Host Hotels & Resorts Inc.	32,871	604,498
Invesco Mortgage Capital Inc.	5,660	88,919
Kilroy Realty Corp.[b]	3,584	189,235
Kimco Realty Corp.	17,665	369,375
LaSalle Hotel Properties[b]	4,455	137,036
Lexington Realty Trust	7,668	82,891
Liberty Property Trust	6,371	231,904
Macerich Co. (The)	6,128	346,845
Mack-Cali Realty Corp.	3,863	78,149
Medical Properties Trust Inc.	7,183	95,318
MFA Financial Inc.[b]	16,098	117,354
Mid-America Apartment Communities Inc.[b]	3,273	211,239
National Retail Properties Inc.[b]	5,332	177,022
Omega Healthcare Investors Inc.[b]	5,341	170,592
Piedmont Office Realty Trust Inc. Class Ab	7,290	121,524
Plum Creek Timber Co. Inc.[b]	7,689	331,165
Post Properties Inc.	2,370	111,224
Potlatch Corp.	1,729	69,160
Prologis Inc.	21,632	838,456

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

Public Storage	6,317	$995,496
Rayonier Inc.	5,421	239,933
Realty Income Corp.[b]	8,242	336,109
Redwood Trust Inc.[b]	3,552	66,422
Regency Centers Corp.	4,038	194,389
Retail Properties of America Inc. Class A	8,114	107,024
RLJ Lodging Trust	5,214	130,246
Ryman Hospitality Properties Inc.	2,211	91,447
Senior Housing Properties Trust[b]	8,168	183,943
Simon Property Group Inc.	13,519	2,093,282
SL Green Realty Corp.	3,697	346,668
Sovran Self Storage Inc.	1,399	95,006
Spirit Realty Capital Inc.	15,568	165,021
Starwood Property Trust Inc.	8,487	256,307
Sunstone Hotel Investors Inc.	7,913	101,524
Tanger Factory Outlet Centers Inc.	4,043	134,955
Taubman Centers Inc.[b]	2,766	179,845
Two Harbors Investment Corp.	15,972	157,005
UDR Inc.	10,898	265,257
Ventas Inc.	12,782	797,469
Vornado Realty Trust	7,573	695,429
Washington Real Estate Investment Trust[b]	2,836	66,079
Weingarten Realty Investors	4,814	139,558
Weyerhaeuser Co.	25,316	756,442
WP Carey Inc.	2,354	139,074

		25,171,822

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Alexander & Baldwin Inc.	1,867	73,018
Altisource Portfolio Solutions SAa	735	96,094
CBRE Group Inc. Class Aa	12,001	318,507
Forest City Enterprises Inc. Class Aa	6,917	125,820
Howard Hughes Corp. (The)[a]	1,372	171,185
Jones Lang LaSalle Inc.	1,916	218,922
Realogy Holdings Corp.[a]	6,323	288,139
St. Joe Co. (The)[a,b]	3,856	69,292

		1,360,977

ROAD & RAIL — 0.99%
Avis Budget Group Inc.[a]	4,661	175,766
Con-way Inc.	2,388	91,866
CSX Corp.	43,814	1,179,035
Genesee & Wyoming Inc. Class Aa	2,193	198,116
Hertz Global Holdings Inc.[a]	19,405	504,918
J.B. Hunt Transport Services Inc.	3,996	299,900
Kansas City Southern Industries Inc.	4,769	503,559
Landstar System Inc.	2,038	117,063
Norfolk Southern Corp.	13,480	1,248,113
Old Dominion Freight Line Inc.[a,b]	3,039	164,835
Ryder System Inc.	2,286	162,740
Union Pacific Corp.	20,020	3,488,285

		8,134,196

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.14%
Advanced Micro Devices Inc.[a,b]	26,369	90,446
Altera Corp.	13,892	464,410
Analog Devices Inc.	13,477	650,535
Applied Materials Inc.	52,133	876,877
Atmel Corp.[a]	17,997	150,455
Avago Technologies Ltd.	10,758	587,817

Security	Shares	Value

Broadcom Corp. Class A	23,453	$697,961
Cavium Inc.[a]	2,185	81,217
Cirrus Logic Inc.[a,b]	2,794	48,923
Cree Inc.[a]	5,232	316,117
Cypress Semiconductor Corp.[a]	5,854	58,774
Fairchild Semiconductor International Inc.[a]	5,483	69,963
First Solar Inc.[a]	3,050	154,269
Hittite Microwave Corp.[a]	1,316	75,473
Integrated Device Technology Inc.[a]	6,258	60,390
Intel Corp.	215,745	5,294,382
International Rectifier Corp.[a]	2,970	77,250
KLA-Tencor Corp.	7,218	443,691
Lam Research Corp.[a]	7,053	356,952
Linear Technology Corp.	10,104	450,032
LSI Corp.	23,881	263,407
Marvell Technology Group Ltd.	17,680	263,962
Maxim Integrated Products Inc.	12,282	371,653
Microchip Technology Inc.	8,622	386,783
Micron Technology Inc.[a]	45,718	1,053,343
Microsemi Corp.[a]	4,053	95,002
NVIDIA Corp.	25,132	394,572
ON Semiconductor Corp.[a]	19,477	162,828
PMC-Sierra Inc.[a]	8,524	55,832
RF Micro Devices Inc.[a]	11,844	63,129
Semtech Corp.[a]	3,001	68,453
Silicon Laboratories Inc.[a]	1,647	77,804
Skyworks Solutions Inc.[a,b]	7,974	241,214
SunEdison Inc.[a]	10,910	151,758
Synaptics Inc.[a]	1,398	81,587
Teradyne Inc.[a,b]	8,269	155,540
Texas Instruments Inc.	47,693	2,022,183
Veeco Instruments Inc.[a,b]	1,679	63,819
Xilinx Inc.	11,662	541,350

		17,520,153

SOFTWARE — 3.69%
ACI Worldwide Inc.[a]	1,610	97,582
Activision Blizzard Inc.	18,740	321,016
Adobe Systems Inc.[a]	20,284	1,200,610
ANSYS Inc.[a]	4,036	316,947
Aspen Technology Inc.[a]	4,065	185,242
Autodesk Inc.[a]	9,733	498,816
CA Inc.	14,160	454,253
Cadence Design Systems Inc.[a]	12,561	177,361
Citrix Systems Inc.[a]	8,089	437,372
CommVault Systems Inc.[a]	1,932	133,443
Compuware Corp.	9,219	93,481
Concur Technologies Inc.[a,b]	2,061	250,082
Electronic Arts Inc.[a,b]	13,369	352,942
FactSet Research Systems Inc.[b]	1,767	186,895
Fair Isaac Corp.	1,427	77,572
Fortinet Inc.[a]	6,048	128,218
Guidewire Software Inc.[a,b]	2,842	134,171
Informatica Corp.[a]	4,685	189,087
Intuit Inc.	12,381	906,908
Mentor Graphics Corp.	4,110	85,488
MICROS Systems Inc.[a,b]	3,292	182,805
Microsoft Corp.	329,977	12,489,629
NetSuite Inc.[a,b]	1,304	137,155
Nuance Communications Inc.[a,b]	10,941	167,725
Oracle Corp.	152,299	5,619,833
Progress Software Corp.[a]	2,257	54,552

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

PTC Inc.[a]	5,195	$185,358
QLIK Technologies Inc.[a,b]	3,858	104,243
Red Hat Inc.[a]	8,173	461,774
Rovi Corp.[a]	4,476	94,936
Salesforce.com Inc.[a]	24,173	1,463,192
ServiceNow Inc.[a,b]	4,381	277,887
SolarWinds Inc.[a]	2,916	116,319
Solera Holdings Inc.	2,995	200,156
Splunk Inc.[a]	3,507	270,144
SS&C Technologies Holdings Inc.[a]	2,666	103,494
Symantec Corp.	30,049	643,349
Synopsys Inc.[a]	6,682	266,344
Take-Two Interactive Software Inc.[a]	3,900	74,802
TIBCO Software Inc.[a]	6,754	143,793
TiVo Inc.[a]	5,250	65,047
Tyler Technologies Inc.[a]	1,257	132,551
Ultimate Software Group Inc. (The)[a]	1,212	197,835
VMware Inc. Class Aa	3,727	335,952
Workday Inc. Class Aa,b	1,400	125,356

		30,141,717

SPECIALTY RETAIL — 2.28%
Aaron’s Inc.	3,406	91,587
Abercrombie & Fitch Co. Class A	3,250	114,985
Advance Auto Parts Inc.	3,121	358,322
Aeropostale Inc.[a,b]	3,500	24,675
American Eagle Outfitters Inc.	7,208	97,524
ANN INC.[a]	1,883	60,896
Ascena Retail Group Inc.[a]	5,496	103,105
AutoNation Inc.[a]	2,712	133,946
AutoZone Inc.[a]	1,479	732,194
Bed Bath & Beyond Inc.[a]	9,280	592,528
Best Buy Co. Inc.	11,910	280,361
Buckle Inc. (The)[b]	1,170	51,854
Cabela’s Inc.[a]	1,987	132,851
CarMax Inc.[a]	9,676	436,484
Chico’s FAS Inc.	6,719	111,535
Children’s Place Retail Stores Inc. (The)[a]	1,027	54,092
CST Brands Inc.	3,270	104,411
Dick’s Sporting Goods Inc.	4,472	234,780
DSW Inc. Class A	3,248	122,287
Express Inc.[a]	3,471	60,118
Foot Locker Inc.	6,330	244,338
GameStop Corp. Class A	5,060	177,454
Gap Inc. (The)	11,513	438,415
Genesco Inc.[a]	1,063	74,644
GNC Holdings Inc. Class A	4,129	211,033
Group 1 Automotive Inc.	927	56,668
Guess? Inc.	2,666	74,781
Home Depot Inc. (The)	61,139	4,698,532
L Brands Inc.	10,546	552,189
Lowe’s Companies Inc.	45,550	2,108,510
Lumber Liquidators Holdings Inc.[a,b]	1,196	106,432
Men’s Wearhouse Inc. (The)	1,973	94,783
Murphy USA Inc.[a]	1,967	76,202
O’Reilly Automotive Inc.[a]	4,637	607,354
Outerwall Inc.[a,b]	1,214	78,072
PetSmart Inc.	4,493	283,059
Pier 1 Imports Inc.	4,347	83,071
Rent-A-Center Inc.	2,312	57,661
Ross Stores Inc.	9,380	636,996
Sally Beauty Holdings Inc.[a,b]	6,055	171,841

Security	Shares	Value

Signet Jewelers Ltd.	3,490	$277,630
Staples Inc.	28,674	377,350
Tiffany & Co.	4,762	396,151
TJX Companies Inc. (The)	30,798	1,766,573
Tractor Supply Co.	6,023	400,590
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,788	238,960
Urban Outfitters Inc.[a]	4,752	170,217
Vitamin Shoppe Inc.[a,b]	1,321	59,207
Williams-Sonoma Inc.	3,914	213,391

		18,630,639

TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Carter’s Inc.	2,359	158,643
Coach Inc.	12,195	584,019
Crocs Inc.[a]	3,834	58,852
Deckers Outdoor Corp.[a]	1,493	116,379
Fifth & Pacific Companies Inc.[a]	5,359	153,803
Fossil Group Inc.[a]	2,107	235,626
Hanesbrands Inc.	4,274	304,052
Iconix Brand Group Inc.[a,b]	2,242	83,402
Lululemon Athletica Inc.[a]	4,625	211,316
Michael Kors Holdings Ltd.[a]	7,875	629,449
Nike Inc. Class B	32,533	2,370,029
PVH Corp.	3,558	430,056
Ralph Lauren Corp.	2,592	406,659
Steven Madden Ltd.[a]	2,451	79,878
Under Armour Inc. Class Aa,b	3,457	373,736
VF Corp.	15,284	893,350
Wolverine World Wide Inc.	4,352	121,421

		7,210,670

THRIFTS & MORTGAGE FINANCE — 0.16%
Capitol Federal Financial Inc.	6,082	72,801
Hudson City Bancorp Inc.	20,650	186,676
MGIC Investment Corp.[a]	14,687	124,693
New York Community Bancorp Inc.	19,131	309,731
Ocwen Financial Corp.[a]	5,044	222,642
People’s United Financial Inc.	13,900	197,519
Radian Group Inc.	7,519	111,883
Washington Federal Inc.	4,285	93,756

		1,319,701

TOBACCO — 1.22%
Altria Group Inc.	86,951	3,062,414
Lorillard Inc.	16,011	788,061
Philip Morris International Inc.	69,532	5,433,231
Reynolds American Inc.	13,540	656,690
Universal Corp.	1,009	51,782

		9,992,178

TRADING COMPANIES & DISTRIBUTORS — 0.30%
Air Lease Corp.	3,830	120,568
Applied Industrial Technologies Inc.	1,865	94,257
Beacon Roofing Supply Inc.[a]	2,107	79,624
Fastenal Co.	11,754	516,353
GATX Corp.	2,007	116,205
MRC Global Inc.[a]	4,420	123,406
MSC Industrial Direct Co. Inc. Class A	2,095	176,022
United Rentals Inc.[a,b]	4,053	328,050

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

January 31, 2014

Security	Shares	Value

W.W. Grainger Inc.	2,664	$624,655
Watsco Inc.	1,164	110,138
WESCO International Inc.[a,b]	1,897	157,375

		2,446,653

WATER UTILITIES — 0.06%
American Water Works Co. Inc.	7,676	326,767
Aqua America Inc.	7,621	182,523

		509,290

WIRELESS TELECOMMUNICATION SERVICES — 0.29%
Crown Castle International Corp.[a]	14,580	1,034,597
NII Holdings Inc.[a,b]	7,376	22,202
SBA Communications Corp. Class Aa	5,580	517,545
Sprint Corp.[a]	37,240	307,975
T-Mobile US Inc.	11,166	341,344
Telephone & Data Systems Inc.	4,382	118,402

		2,342,065

TOTAL COMMON STOCKS
(Cost: $600,897,151)		817,083,917

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Community Health Systems Inc.[a]	11,563	463

		463

TOTAL RIGHTS
(Cost: $751)		463

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,471,466	16,471,466
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	927,156	927,156

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,838	$12,838

		17,411,460

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,411,460)		17,411,460

TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $618,309,362)		834,495,840
Other Assets Less Liabilities — (2.05)%		(16,799,547)

NET ASSETS — 100.00%		$817,696,293

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

16

Schedule of Investments  (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.08%

AUSTRIA — 1.28%
CA Immobilien Anlagen AG	13,860	$241,113
conwert Immobilien Invest SE	11,682	151,409

		392,522
BELGIUM — 3.13%
Aedifica SA	1,674	115,470
Befimmo SA	3,132	213,210
Cofinimmo SA	3,222	375,106
Intervest Offices & Warehouses	1,260	33,559
Leasinvest Real Estate SCA	378	37,360
Warehouses De Pauw SCA	2,034	145,102
Wereldhave Belgium NV	360	41,581

		961,388
FINLAND — 1.57%
Citycon OYJ	43,830	149,541
Sponda OYJ	45,792	221,693
Technopolis OYJ	17,982	110,093

		481,327
FRANCE — 22.98%
Affine SA	1,098	22,670
ANF Immobilier	1,350	43,329
Fonciere des Regions	6,408	525,404
Gecina SA	3,492	426,271
Icade	6,066	532,538
Klepierre	18,558	805,349
Mercialys	7,884	161,500
Societe de la Tour Eiffel	1,062	71,135
Unibail-Rodamco SE	18,504	4,459,204

		7,047,400
GERMANY — 10.17%
Alstria Office REIT AG	12,924	167,716
Deutsche Annington Immobilien SEa	6,822	175,256
Deutsche EuroShop AG	8,712	368,024
Deutsche Wohnen AG Bearer	32,130	602,056
Deutsche Wohnen AG New[a]	24,516	445,663
DIC Asset AG	6,372	57,341
GAGFAH SAa	24,282	349,067
Hamborner REIT AG	8,694	86,643
LEG Immobilien AGa	9,270	551,859
Prime Office AGa	8,192	31,485
TAG Immobilien AG	23,544	285,276

		3,120,386
GREECE — 0.14%
Eurobank Properties Real Estate Investment Co.[a]	4,063	41,368

		41,368

Security	Shares	Value

ITALY — 0.48%
Beni Stabili SpA	155,070	$115,016
Immobiliare Grande Distribuzione SpA	24,678	32,614

		147,630
NETHERLANDS — 4.89%
Corio NV	12,726	541,450
Eurocommercial Properties NV	7,884	324,275
Nieuwe Steen Investments NV	24,678	146,397
VastNed Retail NV	3,618	173,206
Wereldhave NV	4,122	313,512

		1,498,840
NORWAY — 0.37%
Norwegian Property ASA	98,676	113,741

		113,741
SWEDEN — 6.85%
Castellum AB	32,724	522,888
Fabege AB	25,182	319,863
Fastighets AB Balder Class Ba	17,532	186,804
Hufvudstaden AB Class A	21,636	290,355
Klovern AB	14,292	70,956
Kungsleden AB	25,974	188,867
Wallenstam AB Class B	19,026	291,223
Wihlborgs Fastigheter AB	12,582	230,163

		2,101,119
SWITZERLAND — 6.41%
Allreal Holding AG Registered	1,818	253,133
Mobimo Holding AG Registered	1,170	244,296
PSP Swiss Property AG Registered	7,578	653,500
Swiss Prime Site AG Registered	10,476	815,500

		1,966,429
UNITED KINGDOM — 39.81%
A&J Mucklow Group PLC	8,856	68,551
Big Yellow Group PLC	24,444	208,094
British Land Co. PLC	189,936	2,049,267
Capital & Counties Properties PLC	124,668	728,778
Daejan Holdings PLC	936	74,606
Derwent London PLC	17,406	712,287
Development Securities PLC	23,418	94,292
Grainger PLC	78,120	273,078
Great Portland Estates PLC	65,430	650,025
Hammerson PLC	134,622	1,162,640
Hansteen Holdings PLC	121,608	211,848
Helical Bar PLC	18,990	108,218
Intu Properties PLC	128,808	668,092
Land Securities Group PLC	149,652	2,530,780
LondonMetric Property PLC	111,168	251,759
Primary Health Properties PLC	19,944	117,014
Quintain Estates and Development PLC[a]	86,382	141,255
Redefine International PLC	137,016	117,093
Safestore Holdings PLC	35,640	112,459
Schroder REIT Ltd.	67,770	60,143
SEGRO PLC	141,120	781,815

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

Shaftesbury PLC	47,556	$486,911
St. Modwen Properties PLC	31,374	198,048
UNITE Group PLC	33,570	226,089
Workspace Group PLC	19,872	177,336

		12,210,478

TOTAL COMMON STOCKS (Cost: $27,602,871)		30,082,628

INVESTMENT COMPANIES — 1.72%

UNITED KINGDOM — 1.72%
F&C Commercial Property Trust Ltd.	94,320	189,112
F&C UK Real Estate Investments Ltd.	40,590	55,868
Medicx Fund Ltd.	63,414	83,635
Picton Property Income Ltd.	66,798	64,221
Standard Life Investment Property Income Trust PLC	29,466	36,198
UK Commercial Property Trust Ltd.	77,544	98,001

		527,035

TOTAL INVESTMENT COMPANIES (Cost: $479,237)		527,035

RIGHTS — 0.00%

GERMANY — 0.00%
Prime Office AGa	8,192	343

		343

TOTAL RIGHTS (Cost: $0)		343

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,663	3,663

		3,663

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,663)		3,663

TOTAL INVESTMENTS IN SECURITIES — 99.81% (Cost: $28,085,771)		$30,613,669
Other Assets, Less Liabilities — 0.19%		57,778

NET ASSETS — 100.00%		$30,671,447

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® HIGH DIVIDEND ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.54%
Lockheed Martin Corp.	344,066	$51,923,000
Raytheon Co.	275,209	26,164,120

		78,087,120
BEVERAGES — 4.66%
Coca-Cola Co. (The)	3,509,725	132,737,800
Dr Pepper Snapple Group Inc.	211,858	10,143,761

		142,881,561
CAPITAL MARKETS — 0.62%
Federated Investors Inc. Class B	121,492	3,266,920
Greenhill & Co. Inc.	28,861	1,499,329
Invesco Ltd.[a]	379,856	12,630,212
Janus Capital Group Inc.[a]	135,376	1,487,782

		18,884,243
CHEMICALS — 1.85%
E.I. du Pont de Nemours and Co.	908,940	55,454,429
Innophos Holdings Inc.	25,153	1,173,891

		56,628,320
COMMERCIAL BANKS — 0.27%
Bank of Hawaii Corp.	47,514	2,697,845
Valley National Bancorp	439,719	4,260,877
Westamerica Bancorp	25,223	1,245,007

		8,203,729
COMMERCIAL SERVICES & SUPPLIES — 0.66%
Waste Management Inc.	482,419	20,155,466

		20,155,466
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.01%
AT&T Inc.	9,216,436	307,091,647

		307,091,647
ELECTRIC UTILITIES — 7.91%
American Electric Power Co. Inc.	703,486	34,337,152
Cleco Corp.	64,335	3,143,408
Duke Energy Corp.	1,064,038	75,142,363
Great Plains Energy Inc.	199,994	4,935,852
MGE Energy Inc.	24,469	1,393,265
NextEra Energy Inc.	449,803	41,350,390
Northeast Utilities	372,682	16,323,471
Southern Co. (The)	1,451,879	59,875,490
Westar Energy Inc.	182,887	6,066,362

		242,567,753

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.68%
Sysco Corp.	591,113	$20,736,244

		20,736,244
FOOD PRODUCTS — 1.48%
General Mills Inc.	638,052	30,639,257
Kellogg Co.	255,932	14,838,937

		45,478,194
GAS UTILITIES — 0.66%
AGL Resources Inc.	163,357	7,805,198
Atmos Energy Corp.	102,142	4,903,837
Piedmont Natural Gas Co.	98,771	3,261,418
Questar Corp.	190,313	4,438,099

		20,408,552
HOTELS, RESTAURANTS & LEISURE — 3.44%
McDonald’s Corp.	1,121,793	105,639,247

		105,639,247
HOUSEHOLD PRODUCTS — 8.22%
Clorox Co. (The)	129,398	11,421,962
Kimberly-Clark Corp.	388,622	42,503,588
Procter & Gamble Co. (The)	2,586,091	198,146,292

		252,071,842
INSURANCE — 0.50%
Arthur J. Gallagher & Co.	128,584	5,944,438
Old Republic International Corp.	353,951	5,528,715
PartnerRe Ltd.	40,167	3,943,194

		15,416,347
IT SERVICES — 0.75%
Paychex Inc.	349,433	14,613,288
Western Union Co.	550,994	8,485,308

		23,098,596
LEISURE EQUIPMENT & PRODUCTS — 0.63%
Hasbro Inc.	118,486	5,820,032
Mattel Inc.	360,237	13,631,368

		19,451,400
METALS & MINING — 0.56%
Compass Minerals International Inc.	32,875	2,584,633
Nucor Corp.	299,944	14,502,292

		17,086,925
MULTI-UTILITIES — 5.98%
Alliant Energy Corp.	136,717	7,103,815
Consolidated Edison Inc.	438,369	23,851,657
Dominion Resources Inc.	679,515	46,145,864
DTE Energy Co.	229,178	15,634,523

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND ETF

January 31, 2014

Security	Shares	Value

NiSource Inc.	335,514	$11,531,616
NorthWestern Corp.	47,845	2,163,072
Public Service Enterprise Group Inc.	757,100	25,241,714
SCANA Corp.	203,150	9,602,901
Sempra Energy	217,269	20,143,009
TECO Energy Inc.	355,325	5,820,224
Vectren Corp.	117,145	4,278,135
Wisconsin Energy Corp.	283,725	12,106,546

		183,623,076
OIL, GAS & CONSUMABLE FUELS — 11.00%
Chevron Corp.	2,086,843	232,954,284
ConocoPhillips	1,611,476	104,665,366

		337,619,650
PHARMACEUTICALS — 18.15%
Bristol-Myers Squibb Co.	1,502,087	75,059,288
Eli Lilly and Co.	1,281,433	69,210,196
Johnson & Johnson	2,634,505	233,074,657
Merck & Co. Inc.	3,390,947	179,618,463

		556,962,604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.38%
Analog Devices Inc.	286,551	13,831,817
Intel Corp.	6,055,842	148,610,363
Maxim Integrated Products Inc.	358,644	10,852,567
Microchip Technology Inc.[a]	219,671	9,854,441
Texas Instruments Inc.	1,018,332	43,177,277

		226,326,465
SOFTWARE — 0.35%
CA Inc.	333,609	10,702,177

		10,702,177
THRIFTS & MORTGAGE FINANCE — 0.05%
Northwest Bancshares Inc.	111,863	1,572,794

		1,572,794
TOBACCO — 11.51%
Altria Group Inc.	3,370,119	118,695,591
Lorillard Inc.	538,628	26,511,270
Philip Morris International Inc.	2,335,709	182,512,302
Reynolds American Inc.	522,684	25,350,174

		353,069,337

TOTAL COMMON STOCKS (Cost: $2,978,107,036)		3,063,763,289

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	447,870	447,870

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	25,210	$25,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,961,590	1,961,590

		2,434,670

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,434,670)		2,434,670

TOTAL INVESTMENTS IN SECURITIES — 99.94% (Cost: $2,980,541,706)		3,066,197,959
Other Assets, Less Liabilities — 0.06%		1,715,292

NET ASSETS — 100.00%		$3,067,913,251

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
33	E-mini S&P 500 (Mar. 2014)	Chicago Mercantile	$2,931,390	$(33,567)

See accompanying notes to schedules of investments.

20

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIAL/OFFICE REAL ESTATE CAPPED ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

DIVERSIFIED REITS — 14.74%
Chambers Street Properties	34,669	$268,338
Duke Realty Corp.	44,825	704,201
Empire State Realty Trust Inc. Class A	11,084	162,491
First Potomac Realty Trust	8,620	112,577
Gladstone Commercial Corp.	2,234	41,664
Liberty Property Trust	20,104	731,786
PS Business Parks Inc.	2,930	230,210

		2,251,267
INDUSTRIAL REITS — 24.98%
DCT Industrial Trust Inc.	46,355	333,756
EastGroup Properties Inc.	4,434	263,114
First Industrial Realty Trust Inc.	16,114	276,516
Monmouth Real Estate Investment Corp. Class A	5,768	53,296
Prologis Inc.	68,577	2,658,045
Rexford Industrial Realty Inc.	2,432	33,197
STAG Industrial Inc.	6,477	138,996
Terreno Realty Corp.	3,490	60,272

		3,817,192
OFFICE REITS — 60.16%
Alexandria Real Estate Equities Inc.	10,387	728,440
BioMed Realty Trust Inc.[a]	28,155	549,304
Boston Properties Inc.	20,872	2,256,054
Brandywine Realty Trust[a]	22,984	327,522
Columbia Property Trust Inc.	18,287	444,374
CommonWealth REIT	17,332	426,021
Corporate Office Properties Trust	12,033	299,020
Douglas Emmett Inc.	19,410	493,596
Franklin Street Properties Corp.	12,929	155,019
Government Properties Income Trust	7,959	196,587
Highwoods Properties Inc.	13,161	488,800
Hudson Pacific Properties Inc.	6,237	135,530
Kilroy Realty Corp.[a]	12,049	636,187
Mack-Cali Realty Corp.	12,868	260,320
Parkway Properties Inc.	10,317	183,024
Piedmont Office Realty Trust Inc. Class A	23,604	393,479
SL Green Realty Corp.	12,987	1,217,791

		9,191,068

TOTAL COMMON STOCKS (Cost: $13,223,765)		15,259,527

SHORT-TERM INVESTMENTS — 4.37%

MONEY MARKET FUNDS — 4.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	621,042	621,042
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	34,958	34,958

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	11,557	$11,557

		667,557

TOTAL SHORT-TERM INVESTMENTS (Cost: $667,557)		667,557

TOTAL INVESTMENTS IN SECURITIES — 104.25% (Cost: $13,891,322)		15,927,084
Other Assets, Less Liabilities — (4.25)%		(649,541)

NET ASSETS — 100.00%		$15,277,543

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

21

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.06%

AUSTRALIA — 12.34%
Australand Property Group	461,032	$1,560,731
BGP Holdings PLC[a,b]	6,603,392	89
BWP Trust	615,288	1,191,782
CFS Retail Property Trust Group	2,598,048	4,397,585
Charter Hall Retail REIT	401,264	1,253,368
Commonwealth Property Office Fund	2,700,224	2,897,812
Dexus Property Group	6,334,664	5,499,359
Federation Centres	1,867,688	3,699,096
Goodman Group	2,261,512	9,214,699
GPT Group	2,069,312	6,517,763
Investa Office Fund	754,912	2,041,848
Mirvac Group	4,833,768	7,043,161
Stockland Corp. Ltd.	3,038,000	9,621,876
Westfield Group	2,729,488	24,291,074
Westfield Retail Trust	3,994,040	10,524,094

		89,754,337

AUSTRIA — 0.38%
CA Immobilien Anlagen AG	98,208	1,708,456
conwert Immobilien Invest SEc	81,840	1,060,721

		2,769,177

BELGIUM — 0.91%
Aedifica SA	11,656	804,012
Befimmo SA	21,080	1,435,017
Cofinimmo SA	21,824	2,540,758
Intervest Offices & Warehouses	9,176	244,392
Leasinvest Real Estate SCA	2,480	245,112
Warehouses De Pauw SCA	14,384	1,026,130
Wereldhave Belgium NV	2,480	286,448

		6,581,869

CANADA — 7.85%
Allied Properties Real Estate Investment Trust	88,784	2,603,917
Artis Real Estate Investment Trust	165,416	2,238,780
Boardwalk Real Estate Investment Trust	51,584	2,706,546
Brookfield Office Properties Inc.	330,088	6,163,893
Calloway Real Estate Investment Trust	131,936	2,940,589
Canadian Apartment Properties Real Estate Investment Trust	132,184	2,512,201
Canadian Real Estate Investment Trust	88,536	3,376,430
Chartwell Retirement Residences	229,896	2,195,966
Cominar Real Estate Investment Trust	162,192	2,702,836
Crombie Real Estate Investment Trust	95,728	1,143,636
Dundee International Real Estate Investment Trust	125,736	998,039
Dundee Real Estate Investment Trust	135,408	3,559,629
Extendicare Inc.	114,080	730,554
First Capital Realty Inc.	106,640	1,672,841
Granite Real Estate Investment Trust	61,008	2,089,686
H&R Real Estate Investment Trust	351,416	6,666,172
InnVest Real Estate Investment Trust	113,832	520,690
Killam Properties Inc.	67,952	644,811
Morguard Real Estate Investment Trust	45,880	672,800
Northern Property Real Estate Investment Trust	41,664	1,087,049

Security	Shares	Value

NorthWest Healthcare Properties Real Estate Investment Trust	40,424	$375,253
Pure Industrial Real Estate Trust	181,040	737,182
RioCan Real Estate Investment Trust	394,072	8,758,334

		57,097,834

FINLAND — 0.46%
Citycon OYJ	303,800	1,036,515
Sponda OYJ	315,952	1,529,617
Technopolis OYJ	129,952	795,620

		3,361,752

FRANCE — 6.72%
Affine SA	7,688	158,729
ANF Immobilier	9,424	302,468
Fonciere des Regions	44,640	3,660,117
Gecina SA	24,304	2,966,808
Icade	41,416	3,635,937
Klepierre	129,208	5,607,156
Mercialys	54,560	1,117,633
Societe de la Tour Eiffel	7,688	514,961
Unibail-Rodamco SE	128,216	30,898,255

		48,862,064

GERMANY — 2.97%
Alstria Office REIT AG	91,016	1,181,124
Deutsche Annington Immobilien SEa	47,864	1,229,621
Deutsche EuroShop AG	60,760	2,566,705
Deutsche Wohnen AG Bearer	222,208	4,163,757
Deutsche Wohnen AG New[a]	167,934	3,052,781
DIC Asset AG	43,896	395,015
GAGFAH SAa	166,656	2,395,771
Hamborner REIT AG	62,248	620,350
LEG Immobilien AGa	63,736	3,794,316
Prime Office AGa	53,816	206,835
TAG Immobilien AG	164,176	1,989,276

		21,595,551

HONG KONG — 15.42%
Agile Property Holdings Ltd.	1,984,000	1,824,356
Champion REIT	3,224,000	1,370,183
Country Garden Holdings Co. Ltd.	5,704,459	3,129,636
Hang Lung Properties Ltd.	2,976,000	8,259,427
Henderson Land Development Co. Ltd.	1,240,400	6,677,406
Hongkong Land Holdings Ltd.[c]	1,488,000	8,957,760
Hysan Development Co. Ltd.	992,000	3,922,110
Kerry Properties Ltd.	868,000	2,789,074
Link REIT (The)	2,976,000	13,452,709
New World China Land Ltd.	3,472,200	1,828,933
New World Development Co. Ltd.	4,960,000	6,196,167
Shimao Property Holdings Ltd.	1,736,000	3,791,799
Shui On Land Ltd.	4,216,066	1,341,140
Sino Land Co. Ltd.	3,968,800	5,274,832
SOHO China Ltd.[c]	1,984,297	1,579,301
Sun Hung Kai Properties Ltd.	1,984,000	24,222,543
Swire Properties Ltd.	1,537,600	3,970,338
Wharf (Holdings) Ltd. (The)	1,984,900	13,548,282

		112,135,996

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

ISRAEL — 0.21%
Azrieli Group Ltd.	47,616	$1,508,119

		1,508,119

ITALY — 0.15%
Beni Stabili SpA	1,152,456	854,780
Immobiliare Grande Distribuzione SpA	202,120	267,117

		1,121,897

JAPAN — 27.15%
Activia Properties Inc.	248	2,079,129
Advance Residence Investment Corp.	1,736	3,697,203
AEON Mall Co. Ltd.	148,800	4,420,885
Daiwahouse Residential Investment Corp.	496	2,079,129
Frontier Real Estate Investment Corp.	496	2,563,044
GLP J-Reit	2,480	2,584,929
Hulic Co. Ltd.	396,800	5,108,579
Industrial & Infrastructure Fund Investment Corp.	248	2,057,244
Japan Excellent Inc.	1,488	1,782,945
Japan Logistics Fund Inc.	1,240	2,763,661
Japan Prime Realty Investment Corp.	992	3,414,149
Japan Real Estate Investment Corp.	1,488	7,718,311
Japan Retail Fund Investment Corp.	3,224	6,502,690
Kenedix Realty Investment Corp.	496	2,485,228
Mitsubishi Estate Co. Ltd.	1,643,000	41,000,490
Mitsui Fudosan Co. Ltd.	1,088,000	35,087,826
Mori Hills REIT Investment Corp.	1,240	1,652,361
MORI TRUST Sogo REIT Inc.	248	2,020,768
Nippon Accommodations Fund Inc.	248	1,726,528
Nippon Building Fund Inc.	1,736	9,923,891
Nippon Prologis REIT Inc.	248	2,516,841
Nomura Real Estate Holdings Inc.	173,600	3,567,834
Nomura Real Estate Master Fund Inc.	2,232	2,368,019
Nomura Real Estate Office Fund Inc.	496	2,200,716
NTT Urban Development Corp.	173,600	1,726,042
ORIX JREIT Inc.	2,232	2,976,438
Premier Investment Corp.	496	1,935,657
Sumitomo Realty & Development Co. Ltd.	607,000	27,330,921
Tokyo Tatemono Co. Ltd.	496,000	4,717,556
TOKYU REIT Inc.	1,240	1,499,162
Top REIT Inc.	248	1,138,050
United Urban Investment Corp.	3,224	4,833,550

		197,479,776

NETHERLANDS — 1.39%
Corio NV	85,808	3,650,853
Eurocommercial Properties NV	51,088	2,101,290
Nieuwe Steen Investments NV	172,608	1,023,958
VastNed Retail NV	25,048	1,199,136
Wereldhave NV	28,520	2,169,181

		10,144,418

NEW ZEALAND — 0.16%
Kiwi Income Property Trust	1,341,680	1,199,018

		1,199,018

Security	Shares	Value

NORWAY — 0.11%
Norwegian Property ASA	716,720	$826,141

		826,141

SINGAPORE — 7.43%
Ascendas REIT	2,480,402	4,133,357
CapitaCommercial Trust	2,480,000	2,755,124
CapitaLand Ltd.[c]	3,472,000	7,497,043
CapitaMall Trust Management Ltd.	3,472,400	5,080,103
CapitaMalls Asia Ltd.	1,736,000	2,390,361
CDL Hospitality Trusts[c]	744,000	934,220
City Developments Ltd.[c]	744,000	5,093,100
Fortune REIT[c]	1,736,000	1,339,203
Global Logistic Properties Ltd.	3,968,000	8,723,267
Keppel Land Ltd.[c]	992,000	2,452,449
Keppel REIT Management Ltd.[c]	1,984,000	1,746,206
Mapletree Commercial Trust[c]	1,736,000	1,582,256
Mapletree Industrial Trust	1,488,800	1,525,839
Mapletree Logistics Trust	1,984,210	1,560,109
Suntec REIT	2,728,000	3,436,145
UOL Group Ltd.	496,000	2,277,828
Wing Tai Holdings Ltd.	496,000	671,319
Yanlord Land Group Ltd.	992,000	869,222

		54,067,151

SWEDEN — 1.94%
Castellum AB	214,024	3,419,833
Fabege AB	169,136	2,148,370
Fastighets AB Balder Class Ba	121,024	1,289,515
Hufvudstaden AB Class A	140,864	1,890,395
Klovern AB	106,640	529,437
Kungsleden AB	180,544	1,312,806
Wallenstam AB Class B	129,456	1,981,530
Wihlborgs Fastigheter AB	86,056	1,574,227

		14,146,113

SWITZERLAND — 1.85%
Allreal Holding AG Registered	12,152	1,692,008
Mobimo Holding AG Registered	7,936	1,657,039
PSP Swiss Property AG Registered	51,832	4,469,806
Swiss Prime Site AG Registered	72,168	5,617,892

		13,436,745

UNITED KINGDOM — 11.62%
A&J Mucklow Group PLC	62,496	483,760
Big Yellow Group PLC	171,368	1,458,868
British Land Co. PLC	1,314,400	14,181,391
Capital & Counties Properties PLC	865,520	5,059,616
Daejan Holdings PLC	6,696	533,720
Derwent London PLC	120,528	4,932,236
Development Securities PLC	165,168	665,041
Grainger PLC	552,048	1,929,749
Great Portland Estates PLC	453,592	4,506,281
Hammerson PLC	931,488	8,044,638
Hansteen Holdings PLC	851,880	1,484,024
Helical Bar PLC	135,408	771,645
Intu Properties PLC	892,304	4,628,139
Land Securities Group PLC	1,025,480	17,341,997

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

LondonMetric Property PLC	769,048	$1,741,643
Primary Health Properties PLC	123,752	726,068
Quintain Estates and Development PLC[a]	599,416	980,185
Redefine International PLC	938,680	802,190
Safestore Holdings PLC	254,448	802,891
Schroder REIT Ltd.	494,760	439,081
SEGRO PLC	982,576	5,443,540
Shaftesbury PLC	328,104	3,359,357
St. Modwen Properties PLC	222,208	1,402,686
UNITE Group PLC	235,352	1,585,063
Workspace Group PLC	139,872	1,248,209

		84,552,018

TOTAL COMMON STOCKS
(Cost: $719,050,184)		720,639,976

INVESTMENT COMPANIES — 0.49%

UNITED KINGDOM — 0.49%
F&C Commercial Property Trust Ltd.	639,592	1,282,388
F&C UK Real Estate Investments Ltd.	251,224	345,782
Medicx Fund Ltd.	422,344	557,016
Picton Property Income Ltd.	465,744	447,775
Standard Life Investment Property Income Trust PLC	213,528	262,315
UK Commercial Property Trust Ltd.	509,144	643,463

		3,538,739

TOTAL INVESTMENT COMPANIES
(Cost: $3,050,092)		3,538,739

RIGHTS — 0.00%

GERMANY — 0.00%
Prime Office AGa	53,816	2,250

		2,250

TOTAL RIGHTS
(Cost: $0)		2,250

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	4,702,470	4,702,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	264,695	264,695

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	254,482	$254,482

		5,221,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,221,647)		5,221,647

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $727,321,923)		729,402,612
Other Assets, Less Liabilities — (0.27)%		(1,954,460)

NET ASSETS — 100.00%		$727,448,152

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AUSTRALIA — 21.68%
ALS Ltd.	3,620,945	$25,116,228
Amcor Ltd.	2,023,214	18,905,869
APA Group	5,881,650	30,739,115
Australia and New Zealand Banking Group Ltd.	990,685	26,043,544
Bradken Ltd.	7,005,930	30,563,364
Commonwealth Bank of Australia	399,050	25,844,738
David Jones Ltd.	14,084,730	36,743,885
Metcash Ltd.	16,447,800	43,339,123
Monadelphous Group Ltd.[a]	3,024,105	42,163,728
Myer Holdings Ltd.	17,433,280	38,482,652
National Australia Bank Ltd.	1,023,650	29,696,721
Orica Ltd.	1,244,506	25,517,036
SP AusNet	29,833,325	32,276,669
Stockland Corp. Ltd.	9,965,840	31,563,554
Suncorp Group Ltd.	2,029,950	21,572,377
Sydney Airport	8,071,220	27,746,025
Tatts Group Ltd.	10,213,945	26,645,880
Telstra Corp. Ltd.	6,626,634	29,718,129
UGL Ltd.	5,260,520	32,174,518
Wesfarmers Ltd.	635,010	23,269,938
Westfield Group	2,762,611	24,585,852
Westpac Banking Corp.	1,025,385	27,617,792
WorleyParsons Ltd.	1,986,752	28,515,102

		678,841,839

AUSTRIA — 0.91%
Oesterreichische Post AG	618,691	28,530,119

		28,530,119

BELGIUM — 1.74%
Belgacom SA	1,908,500	54,536,881

		54,536,881

CANADA — 5.68%
Bank of Montreal	367,820	22,452,872
Canadian Oil Sands Ltd.	2,064,650	37,072,777
Crescent Point Energy Corp.	1,004,565	34,706,349
Emera Inc.	936,900	26,360,422
Manitoba Telecom Services Inc.	1,171,125	31,112,357
Russel Metals Inc.	1,013,240	26,072,789

		177,777,566

DENMARK — 0.99%
TrygVesta A/S	324,445	30,960,115

		30,960,115

FINLAND — 7.14%
Elisa OYJ	1,571,910	40,339,791
Fortum OYJ	1,460,870	31,422,406
Konecranes OYJ	738,706	26,050,166
Metso OYJ	946,574	29,640,393

Security	Shares	Value

Stora Enso OYJ Class R	2,543,510	$23,804,556
UPM-Kymmene OYJ	1,788,785	27,451,595
YIT OYJ	3,555,015	44,729,110

		223,438,017

FRANCE — 10.92%
Bouygues SA	880,784	33,721,120
CNP Assurances SA	1,787,050	35,016,239
GDF Suez	1,994,139	44,062,491
Lagardere SCA	799,835	28,265,179
Neopost SA	503,150	42,679,104
Orange	3,581,040	44,312,857
Societe Television Francaise 1	1,181,535	21,829,025
Total SA	508,452	29,031,401
Veolia Environnement	1,972,695	31,018,848
Vivendi SA	1,190,210	32,004,859

		341,941,123

GERMANY — 7.55%
Deutsche Telekom AG Registered	1,820,015	29,452,583
Freenet AG	1,377,590	42,050,160
K+S AG Registered	1,473,905	43,906,860
ProSiebenSat.1 Media AG Registered	1,927,585	86,535,540
RWE AG	934,182	34,568,679

		236,513,822

GREECE — 1.04%
OPAP SA	2,537,964	32,685,565

		32,685,565

HONG KONG — 2.48%
CLP Holdings Ltd.	2,872,500	21,678,408
Television Broadcasts Ltd.	4,226,600	26,427,136
VTech Holdings Ltd.	2,429,000	29,373,983

		77,479,527

ISRAEL — 1.05%
Migdal Insurance & Financial Holdings Ltd.	20,220,547	32,837,424

		32,837,424

ITALY — 5.16%
Enel SpA	6,056,885	27,673,233
Eni SpA	1,445,269	32,840,954
Hera SpA	15,165,635	35,033,630
Snam SpA	6,336,220	34,776,978
Terna SpA	6,393,475	31,056,167

		161,380,962

JAPAN — 1.57%
Eisai Co. Ltd.	545,200	21,078,821
Net One Systems Co. Ltd.[b]	4,511,000	28,220,013

		49,298,834

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

January 31, 2014

Security	Shares	Value

NETHERLANDS — 0.74%
Corbion NV	1,098,255	$23,022,956

		23,022,956

NEW ZEALAND — 3.40%
Fletcher Building Ltd.	3,121,265	22,920,854
SKYCITY Entertainment Group Ltd.	10,789,965	33,771,108
Telecom Corp. of New Zealand Ltd.	26,122,160	49,646,800

		106,338,762

NORWAY — 1.63%
Fred Olsen Energy ASA	1,198,885	43,211,134
Seadrill Ltd.	218,610	7,823,699

		51,034,833

PORTUGAL — 1.24%
Energias de Portugal SA	10,351,010	38,889,379

		38,889,379

SINGAPORE — 1.40%
Keppel Corp. Ltd.	2,261,000	18,396,495
StarHub Ltd.	7,602,000	25,395,509

		43,792,004

SPAIN — 2.86%
Ferrovial SA	2,127,110	40,890,681
Gas Natural SDG SA	1,131,830	28,015,783
Mapfre SA	4,986,390	20,596,831

		89,503,295

SWEDEN — 4.45%
NCC AB Class B	895,260	28,623,922
Peab AB	4,117,155	25,591,494
Securitas AB Class B	2,231,210	23,211,237
Swedbank AB Class A	1,282,165	33,551,505
TeliaSonera AB	3,795,118	28,181,340

		139,159,498

SWITZERLAND — 2.19%
Swisscom AG Registered	52,050	28,661,553
Zurich Insurance Group AGc	137,065	39,848,964

		68,510,517

UNITED KINGDOM — 13.93%
Amlin PLC	3,723,310	25,589,970
BAE Systems PLC	3,435,300	24,225,889
British American Tobacco PLC	438,955	21,036,044
Cable & Wireless Communications PLC	47,296,100	41,546,035
Carillion PLC	6,447,260	36,131,510
Catlin Group Ltd.	3,646,970	31,616,311
Dairy Crest Group PLC	2,585,150	22,050,054
HSBC Holdings PLC	2,092,410	21,561,098
National Grid PLC	2,408,180	31,226,441

Security	Shares	Value

Provident Financial PLC	1,049,675	$28,153,446
Resolution Ltd.	6,134,960	35,147,599
Royal Dutch Shell PLC Class A	891,096	30,775,226
RSA Insurance Group PLC	17,898,260	28,532,452
SSE PLC	1,524,920	32,755,120
Vodafone Group PLC	6,940,000	25,839,261

		436,186,456

TOTAL COMMON STOCKS
(Cost: $2,962,810,753)		3,122,659,494

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	19,508,810	19,508,810
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	1,098,124	1,098,124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,394,048	1,394,048

		22,000,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,000,982)		22,000,982

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $2,984,811,735)		3,144,660,476
Other Assets, Less Liabilities — (0.45)%		(13,971,261)

NET ASSETS — 100.00%		$3,130,689,215

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 3.65%
Honeywell International Inc.	73,632	$6,717,448
United Technologies Corp.	79,215	9,032,094

		15,749,542

AIR FREIGHT & LOGISTICS — 2.34%
FedEx Corp.	27,931	3,723,761
United Parcel Service Inc. Class B	67,078	6,387,838

		10,111,599

BEVERAGES — 2.68%
PepsiCo Inc.	143,908	11,564,447

		11,564,447

BIOTECHNOLOGY — 1.95%
Amgen Inc.	70,766	8,417,616

		8,417,616

CAPITAL MARKETS — 1.88%
Ameriprise Financial Inc.	18,274	1,930,465
Bank of New York Mellon Corp. (The)	107,774	3,444,457
State Street Corp.	41,204	2,758,608

		8,133,530

CHEMICALS — 2.04%
Air Products and Chemicals Inc.	19,844	2,086,398
E.I. du Pont de Nemours and Co.	86,903	5,301,952
Mosaic Co. (The)	31,934	1,426,173

		8,814,523

COMMERCIAL BANKS — 1.58%
U.S. Bancorp	171,375	6,808,729

		6,808,729

COMPUTERS & PERIPHERALS — 1.43%
EMC Corp.	193,103	4,680,816
SanDisk Corp.	21,167	1,472,165

		6,152,981

CONSUMER FINANCE — 1.70%
American Express Co.	86,452	7,350,149

		7,350,149

DIVERSIFIED FINANCIAL SERVICES — 8.76%
Bank of America Corp.	1,000,871	16,764,589
Berkshire Hathaway Inc. Class Ba	168,908	18,850,133

Security	Shares	Value

CME Group Inc.	29,605	$2,213,270

		37,827,992

ELECTRICAL EQUIPMENT — 1.76%
Eaton Corp. PLC	44,531	3,254,771
Emerson Electric Co.	66,059	4,355,930

		7,610,701

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
TE Connectivity Ltd.	38,545	2,178,178

		2,178,178

ENERGY EQUIPMENT & SERVICES — 0.70%
National Oilwell Varco Inc.	40,179	3,013,827

		3,013,827

FOOD & STAPLES RETAILING — 6.31%
CVS Caremark Corp.	111,690	7,563,647
Kroger Co. (The)	48,896	1,765,146
Sysco Corp.	54,637	1,916,666
Wal-Mart Stores Inc.	151,817	11,337,693
Walgreen Co.	81,721	4,686,699

		27,269,851

FOOD PRODUCTS — 2.23%
General Mills Inc.	59,536	2,858,919
Kellogg Co.	24,096	1,397,086
Mondelez International Inc. Class A	164,571	5,389,700

		9,645,705

HEALTH CARE EQUIPMENT & SUPPLIES — 5.68%
Abbott Laboratories	145,090	5,318,999
Baxter International Inc.	50,926	3,478,246
Becton, Dickinson and Co.	18,234	1,971,460
Boston Scientific Corp.[a]	125,115	1,692,806
Covidien PLC	43,178	2,946,467
Medtronic Inc.	93,683	5,298,711
St. Jude Medical Inc.	27,421	1,665,277
Stryker Corp.	27,724	2,151,382

		24,523,348

HEALTH CARE PROVIDERS & SERVICES — 4.09%
AmerisourceBergen Corp.	21,556	1,448,994
Express Scripts Holding Co.[a,b]	75,614	5,647,610
McKesson Corp.	21,556	3,759,582
UnitedHealth Group Inc.	94,471	6,828,364

		17,684,550

HOTELS, RESTAURANTS & LEISURE — 2.41%
Carnival Corp.	41,046	1,608,593
McDonald’s Corp.	93,371	8,792,747

		10,401,340

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 5.43%
Kimberly-Clark Corp.	35,812	$3,916,758
Procter & Gamble Co. (The)	255,069	19,543,387

		23,460,145

INDUSTRIAL CONGLOMERATES — 1.78%
3M Co.	60,019	7,693,836

		7,693,836

INSURANCE — 3.73%
American International Group Inc.	138,161	6,626,202
Aon PLC	28,272	2,274,765
Marsh & McLennan Companies Inc.	51,528	2,355,345
Progressive Corp. (The)	51,724	1,202,066
Prudential Financial Inc.	43,447	3,666,492

		16,124,870

LEISURE EQUIPMENT & PRODUCTS — 0.28%
Mattel Inc.	31,713	1,200,020

		1,200,020

LIFE SCIENCES TOOLS & SERVICES — 0.90%
Thermo Fisher Scientific Inc.	33,911	3,904,512

		3,904,512

MACHINERY — 2.27%
Cummins Inc.	16,365	2,078,028
Dover Corp.	15,963	1,381,757
Illinois Tool Works Inc.	38,324	3,022,614
Ingersoll-Rand PLC	25,104	1,475,864
PACCAR Inc.	33,266	1,862,896

		9,821,159

MEDIA — 2.71%
DISH Network Corp. Class Aa	19,734	1,112,603
Omnicom Group Inc.	24,117	1,750,412
Time Warner Cable Inc.	26,453	3,525,391
Time Warner Inc.	84,897	5,334,079

		11,722,485

METALS & MINING — 0.45%
Nucor Corp.	29,817	1,441,652
Southern Copper Corp.	18,329	512,845

		1,954,497

MULTILINE RETAIL — 1.20%
Macy’s Inc.	34,626	1,842,103
Target Corp.	59,314	3,359,545

		5,201,648

OIL, GAS & CONSUMABLE FUELS — 2.84%
Chesapeake Energy Corp.	47,366	1,274,619

Security	Shares	Value

Devon Energy Corp.	35,844	$2,122,682
Occidental Petroleum Corp.	75,638	6,623,620
Spectra Energy Corp.	62,930	2,262,333

		12,283,254

PHARMACEUTICALS — 8.91%
AbbVie Inc.	149,282	7,349,153
Bristol-Myers Squibb Co.	154,507	7,720,715
Johnson & Johnson	264,754	23,422,786

		38,492,654

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.36%
Boston Properties Inc.	14,326	1,548,497
HCP Inc.	42,754	1,673,819
Public Storage	13,579	2,139,915
Ventas Inc.[b]	27,557	1,719,281
Vornado Realty Trust	16,300	1,496,829
Weyerhaeuser Co.	54,607	1,631,657

		10,209,998

ROAD & RAIL — 1.22%
CSX Corp.	95,165	2,560,890
Norfolk Southern Corp.	29,003	2,685,388

		5,246,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.12%
Analog Devices Inc.	29,146	1,406,878
Applied Materials Inc.	113,127	1,902,796
Broadcom Corp. Class A	50,562	1,504,725
Texas Instruments Inc.	102,711	4,354,946

		9,169,345

SOFTWARE — 6.25%
Microsoft Corp.	712,841	26,981,032

		26,981,032

SPECIALTY RETAIL — 0.86%
AutoZone Inc.[a,b]	3,188	1,578,251
Gap Inc. (The)	24,822	945,222
L Brands Inc.	22,848	1,196,321

		3,719,794

TOBACCO — 4.58%
Altria Group Inc.	187,675	6,609,913
Philip Morris International Inc.	150,342	11,747,724
Reynolds American Inc.	29,373	1,424,591

		19,782,228

WIRELESS TELECOMMUNICATION SERVICES — 0.17%
T-Mobile US Inc.	23,995	733,527

		733,527

TOTAL COMMON STOCKS
(Cost: $349,565,599)		430,959,890

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,837,564	$3,837,564
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	216,011	216,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	559,175	559,175

		4,612,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,612,750)		4,612,750

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $354,178,349)		435,572,640
Other Assets, Less Liabilities — (0.82)%		(3,560,918)

NET ASSETS — 100.00%		$432,011,722

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.48%
Boeing Co. (The)	69,329	$8,684,150
Precision Castparts Corp.	14,577	3,713,491

		12,397,641
AUTO COMPONENTS — 0.34%
Delphi Automotive PLC	28,139	1,713,384

		1,713,384
AUTOMOBILES — 0.30%
Tesla Motors Inc.[a,b]	8,173	1,482,664

		1,482,664
BEVERAGES — 3.13%
Brown-Forman Corp. Class B NVS	16,281	1,253,637
Coca-Cola Co. (The)	380,927	14,406,659

		15,660,296
BIOTECHNOLOGY — 6.68%
Alexion Pharmaceuticals Inc.[a]	19,701	3,127,140
Biogen Idec Inc.[a]	23,701	7,409,881
Celgene Corp.[a]	41,344	6,281,394
Gilead Sciences Inc.[a,b]	153,814	12,405,099
Regeneron Pharmaceuticals Inc.[a,b]	7,892	2,277,552
Vertex Pharmaceuticals Inc.[a]	23,487	1,856,412

		33,357,478
CAPITAL MARKETS — 2.33%
BlackRock Inc.[c]	12,750	3,830,993
Charles Schwab Corp. (The)	116,392	2,888,849
Franklin Resources Inc.	40,571	2,110,098
T. Rowe Price Group Inc.	26,216	2,056,383
TD Ameritrade Holding Corp.	23,552	736,000

		11,622,323
CHEMICALS — 3.25%
Ecolab Inc.	27,201	2,734,788
Monsanto Co.	52,762	5,621,791
PPG Industries Inc.	14,271	2,602,460
Praxair Inc.	29,539	3,684,104
Sherwin-Williams Co. (The)	8,656	1,586,299

		16,229,442
COMMERCIAL SERVICES & SUPPLIES — 0.38%
Tyco International Ltd.	46,297	1,874,565

		1,874,565

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.81%
Motorola Solutions Inc.	23,142	$1,476,460
QUALCOMM Inc.	169,468	12,577,915

		14,054,375
COMPUTERS & PERIPHERALS — 9.04%
Apple Inc.	90,235	45,171,641

		45,171,641
DIVERSIFIED FINANCIAL SERVICES — 0.70%
McGraw Hill Financial Inc.	27,216	2,069,504
Moody’s Corp.	18,834	1,404,640

		3,474,144
ELECTRICAL EQUIPMENT — 0.32%
Rockwell Automation Inc.	13,797	1,584,447

		1,584,447
ENERGY EQUIPMENT & SERVICES — 3.65%
Baker Hughes Inc.	44,537	2,522,576
Halliburton Co.	85,129	4,172,172
Schlumberger Ltd.	132,106	11,568,522

		18,263,270
FOOD & STAPLES RETAILING — 1.38%
Costco Wholesale Corp.	43,844	4,926,312
Whole Foods Market Inc.	37,395	1,954,262

		6,880,574
FOOD PRODUCTS — 0.61%
Hershey Co. (The)	15,052	1,496,169
Mead Johnson Nutrition Co. Class A	20,296	1,560,559

		3,056,728
HEALTH CARE EQUIPMENT & SUPPLIES — 0.31%
Intuitive Surgical Inc.[a]	3,826	1,559,401

		1,559,401
HEALTH CARE TECHNOLOGY — 0.34%
Cerner Corp.[a,b]	29,663	1,687,528

		1,687,528
HOTELS, RESTAURANTS & LEISURE — 2.96%
Chipotle Mexican Grill Inc.[a]	3,079	1,699,485
Las Vegas Sands Corp.	38,854	2,973,108
Starbucks Corp.	75,617	5,377,881
Wynn Resorts Ltd.	8,037	1,747,405
Yum! Brands Inc.	44,681	3,000,329

		14,798,208

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.08%
Colgate-Palmolive Co.	88,196	$5,400,241

		5,400,241
INDUSTRIAL CONGLOMERATES — 0.90%
Danaher Corp.	60,173	4,476,269

		4,476,269
INTERNET & CATALOG RETAIL — 4.33%
Amazon.com Inc.[a]	37,190	13,339,681
Netflix Inc.[a]	5,896	2,413,410
Priceline.com Inc.[a]	5,160	5,907,632

		21,660,723
INTERNET SOFTWARE & SERVICES — 11.06%
eBay Inc.[a]	116,905	6,219,346
Facebook Inc. Class Aa	165,000	10,324,050
Google Inc. Class Aa	28,146	33,239,582
LinkedIn Corp. Class Aa	9,719	2,091,626
Yahoo! Inc.[a]	94,680	3,410,373

		55,284,977
IT SERVICES — 6.39%
Accenture PLC Class A	63,796	5,096,025
Automatic Data Processing Inc.	48,314	3,700,852
Cognizant Technology Solutions Corp. Class Aa	30,344	2,940,941
MasterCard Inc. Class A	103,862	7,860,276
Paychex Inc.	32,339	1,352,417
Visa Inc. Class A	51,084	11,005,026

		31,955,537
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Agilent Technologies Inc.	33,239	1,932,848

		1,932,848
MACHINERY — 1.20%
Caterpillar Inc.	63,815	5,992,867

		5,992,867
MEDIA — 9.93%
CBS Corp. Class B NVS	55,999	3,288,261
Comcast Corp. Class A	261,401	14,233,285
DIRECTV[a]	49,049	3,405,472
Discovery Communications Inc. Series Aa	22,682	1,809,570
Liberty Global PLC Series Aa,b	37,265	2,978,592
Liberty Media Corp.[a]	10,003	1,316,295
Sirius XM Holdings Inc.[a]	302,230	1,081,983
Twenty-First Century Fox Inc. Class A	196,888	6,264,976
Viacom Inc. Class B NVS	40,699	3,341,388
Walt Disney Co. (The)	163,935	11,903,320

		49,623,142

Security	Shares	Value

MULTILINE RETAIL — 0.33%
Dollar General Corp.[a]	29,609	$1,667,579

		1,667,579
OIL, GAS & CONSUMABLE FUELS — 4.11%
Anadarko Petroleum Corp.	50,506	4,075,329
Cabot Oil & Gas Corp.	42,318	1,691,874
Continental Resources Inc.[a]	4,292	472,978
EOG Resources Inc.	27,395	4,526,750
Kinder Morgan Inc.	67,656	2,300,981
Noble Energy Inc.	36,101	2,250,175
Pioneer Natural Resources Co.	14,327	2,425,848
Williams Companies Inc. (The)	68,672	2,780,529

		20,524,464
PERSONAL PRODUCTS — 0.35%
Estee Lauder Companies Inc. (The) Class A	25,728	1,768,543

		1,768,543
PHARMACEUTICALS — 1.64%
Actavis PLC[a]	17,318	3,272,755
Allergan Inc.	29,813	3,416,570
Zoetis Inc.	50,241	1,525,317

		8,214,642
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.22%
American Tower Corp.	39,591	3,202,120
AvalonBay Communities Inc.	12,223	1,509,541
Equity Residential	33,680	1,865,198
General Growth Properties Inc.	54,034	1,088,245
Health Care REIT Inc.[b]	29,004	1,679,912
Prologis Inc.	50,113	1,942,380
Simon Property Group Inc.	31,142	4,822,027

		16,109,423
ROAD & RAIL — 1.61%
Union Pacific Corp.	46,207	8,051,108

		8,051,108
SOFTWARE — 4.40%
Adobe Systems Inc.[a]	46,716	2,765,120
Intuit Inc.	28,635	2,097,514
Oracle Corp.	352,009	12,989,132
Salesforce.com Inc.[a,b]	55,738	3,373,821
VMware Inc. Class Aa,b	8,648	779,531

		22,005,118
SPECIALTY RETAIL — 4.54%
Bed Bath & Beyond Inc.[a]	21,581	1,377,947
Home Depot Inc. (The)	141,263	10,856,062
Lowe’s Companies Inc.	104,949	4,858,089
Ross Stores Inc.	21,774	1,478,672
TJX Companies Inc. (The)	71,375	4,094,070

		22,664,840

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.98%
Michael Kors Holdings Ltd.[a]	17,849	$1,426,671
Nike Inc. Class B	74,977	5,462,074
Ralph Lauren Corp.	5,992	940,085
VF Corp.	35,396	2,068,896

		9,897,726
TOBACCO — 0.36%
Lorillard Inc.	36,651	1,803,962

		1,803,962
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Fastenal Co.	27,432	1,205,088
W.W. Grainger Inc.	6,208	1,455,652

		2,660,740
WIRELESS TELECOMMUNICATION SERVICES — 0.48%
Crown Castle International Corp.[a]	33,563	2,381,630

		2,381,630

TOTAL COMMON STOCKS (Cost: $348,291,718)		498,944,488

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	8,257,659	8,257,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	464,812	464,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	719,863	719,863

		9,442,334

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,442,334)		9,442,334

TOTAL INVESTMENTS IN SECURITIES — 101.73% (Cost: $357,734,052)		508,386,822
Other Assets, Less Liabilities — (1.73)%		(8,647,595)

NET ASSETS — 100.00%		$499,739,227

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.88%
General Dynamics Corp.	19,397	$1,965,111
Lockheed Martin Corp.	15,588	2,352,385
Northrop Grumman Corp.	12,818	1,481,120
Raytheon Co.	18,444	1,753,471

		7,552,087
AIRLINES — 0.58%
Delta Air Lines Inc.	49,398	1,512,073

		1,512,073
AUTO COMPONENTS — 0.69%
Johnson Controls Inc.	39,548	1,823,954

		1,823,954
AUTOMOBILES — 2.21%
Ford Motor Co.	228,260	3,414,770
General Motors Co.[a]	65,977	2,380,450

		5,795,220
CAPITAL MARKETS — 2.43%
Goldman Sachs Group Inc. (The)	24,386	4,002,230
Morgan Stanley	80,257	2,368,384

		6,370,614
CHEMICALS — 1.98%
Dow Chemical Co. (The)	70,214	3,195,439
LyondellBasell Industries NV Class A	25,326	1,994,676

		5,190,115
COMMERCIAL BANKS — 7.15%
BB&T Corp.	40,697	1,522,475
Fifth Third Bancorp	50,971	1,071,410
PNC Financial Services Group Inc. (The)[b]	30,821	2,461,981
SunTrust Banks Inc.	30,902	1,143,992
Wells Fargo & Co.	277,208	12,568,611

		18,768,469
COMMERCIAL SERVICES & SUPPLIES — 0.40%
Waste Management Inc.	25,191	1,052,480

		1,052,480
COMMUNICATIONS EQUIPMENT — 2.58%
Cisco Systems Inc.	309,202	6,774,616

		6,774,616

Security	Shares	Value

COMPUTERS & PERIPHERALS — 2.01%
Hewlett-Packard Co.	111,238	$3,225,902
Seagate Technology PLC	18,828	995,248
Western Digital Corp.	12,152	1,047,138

		5,268,288
CONSUMER FINANCE — 1.46%
Capital One Financial Corp.	33,401	2,358,445
Discover Financial Services	27,653	1,483,583

		3,842,028
DIVERSIFIED FINANCIAL SERVICES — 7.76%
Citigroup Inc.	175,401	8,319,269
J.P. Morgan Chase & Co.	217,393	12,034,877

		20,354,146
DIVERSIFIED TELECOMMUNICATION SERVICES — 7.27%
AT&T Inc.	304,649	10,150,905
CenturyLink Inc.	34,126	984,876
Verizon Communications Inc.	165,498	7,947,214

		19,082,995
ELECTRIC UTILITIES — 5.22%
American Electric Power Co. Inc.	28,127	1,372,879
Duke Energy Corp.	40,879	2,886,875
Edison International	18,816	906,179
Exelon Corp.	49,461	1,434,369
FirstEnergy Corp.	24,158	760,735
NextEra Energy Inc.	24,957	2,294,297
PPL Corp.	36,387	1,112,351
Southern Co. (The)	51,101	2,107,405
Xcel Energy Inc.	28,743	830,960

		13,706,050
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Corning Inc.	83,553	1,437,947

		1,437,947
FOOD PRODUCTS — 1.26%
Archer-Daniels-Midland Co.	37,986	1,499,687
Kraft Foods Group Inc.	34,402	1,800,945

		3,300,632
HEALTH CARE PROVIDERS & SERVICES — 2.49%
Aetna Inc.	21,219	1,449,894
Cardinal Health Inc.	19,718	1,341,218
Cigna Corp.	15,960	1,377,508
HCA Holdings Inc.[a]	17,664	887,969
WellPoint Inc.	17,055	1,466,730

		6,523,319

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 5.60%
General Electric Co.	585,082	$14,703,111

		14,703,111
INSURANCE — 4.82%
ACE Ltd.	19,633	1,841,772
Aflac Inc.	26,909	1,689,347
Allstate Corp. (The)	26,263	1,344,666
Chubb Corp. (The)	14,745	1,246,542
Hartford Financial Services Group Inc. (The)	25,817	858,415
Loews Corp.	17,665	787,682
MetLife Inc.	64,890	3,182,855
Travelers Companies Inc. (The)	21,019	1,708,424

		12,659,703
IT SERVICES — 3.97%
International Business Machines Corp.	59,028	10,429,067

		10,429,067
MACHINERY — 1.10%
Deere & Co.	22,103	1,899,974
Parker Hannifin Corp.	8,616	976,796

		2,876,770
METALS & MINING — 0.74%
Freeport-McMoRan Copper & Gold Inc.	59,938	1,942,590

		1,942,590
MULTI-UTILITIES — 2.47%
Consolidated Edison Inc.	16,913	920,236
Dominion Resources Inc.	33,633	2,284,017
PG&E Corp.	25,941	1,093,413
Public Service Enterprise Group Inc.	29,211	973,895
Sempra Energy	13,121	1,216,448

		6,488,009
OIL, GAS & CONSUMABLE FUELS — 19.18%
Apache Corp.	23,050	1,849,993
Chevron Corp.	111,217	12,415,154
ConocoPhillips	70,858	4,602,227
Exxon Mobil Corp.	252,626	23,282,012
Hess Corp.	16,419	1,239,470
Marathon Oil Corp.	40,223	1,318,912
Marathon Petroleum Corp.	17,380	1,512,929
Phillips 66	34,722	2,537,831
Valero Energy Corp.	31,151	1,591,816

		50,350,344
PAPER & FOREST PRODUCTS — 0.47%
International Paper Co.	25,608	1,222,526

		1,222,526

Security	Shares	Value

PHARMACEUTICALS — 8.93%
Eli Lilly and Co.	57,392	$3,099,742
Merck & Co. Inc.	168,977	8,950,712
Pfizer Inc.	374,800	11,393,920

		23,444,374
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.22%
Intel Corp.	287,479	7,054,735
Micron Technology Inc.[a,c]	60,724	1,399,081

		8,453,816
SOFTWARE — 0.33%
Symantec Corp.	40,178	860,211

		860,211
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Sprint Corp.[a]	50,020	413,665

		413,665

TOTAL COMMON STOCKS (Cost: $248,534,230)		262,199,219

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	204,490	204,490
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	11,510	11,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	310,338	310,338

		526,338

TOTAL SHORT-TERM INVESTMENTS (Cost: $526,338)		526,338

TOTAL INVESTMENTS IN SECURITIES — 100.11% (Cost: $249,060,568)		262,725,557
Other Assets, Less Liabilities — (0.11)%		(278,989)

NET ASSETS — 100.00%		$262,446,568

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 101.10%

AEROSPACE & DEFENSE — 1.94%
Rockwell Collins Inc.	25,933	$1,959,498
Textron Inc.	53,960	1,915,580
Triumph Group Inc.	9,979	682,763

		4,557,841
AIR FREIGHT & LOGISTICS — 0.68%
Expeditors International of Washington Inc.	39,483	1,613,275

		1,613,275
AIRLINES — 1.64%
Alaska Air Group Inc.	13,314	1,052,738
Southwest Airlines Co.	133,583	2,798,564

		3,851,302
AUTO COMPONENTS — 0.20%
Allison Transmission Holdings Inc.	16,107	462,754

		462,754
AUTOMOBILES — 1.11%
Harley-Davidson Inc.	42,396	2,615,409

		2,615,409
BEVERAGES — 2.93%
Beam Inc.	31,272	2,604,958
Constellation Brands Inc. Class Aa	31,956	2,450,066
Dr Pepper Snapple Group Inc.	38,517	1,844,194

		6,899,218
BIOTECHNOLOGY — 0.36%
Alnylam Pharmaceuticals Inc.[a,b]	10,211	854,252

		854,252
CAPITAL MARKETS — 3.56%
Invesco Ltd.	84,986	2,825,784
LPL Financial Holdings Inc.	15,476	828,430
Northern Trust Corp.	43,078	2,594,157
Raymond James Financial Inc.	23,705	1,206,822
SEI Investments Co.	27,461	935,322

		8,390,515
CHEMICALS — 4.07%
Airgas Inc.	12,758	1,317,136
Albemarle Corp.	15,596	1,000,951
International Flavors & Fragrances Inc.	15,670	1,358,276
NewMarket Corp.	2,187	732,339
Rockwood Holdings Inc.	14,312	980,801
Scotts Miracle-Gro Co. (The) Class A	8,432	500,777
Sigma-Aldrich Corp.	22,962	2,134,777

Security	Shares	Value

Valspar Corp. (The)	15,443	$1,085,334
Westlake Chemical Corp.	3,846	467,443

		9,577,834
COMMERCIAL BANKS — 0.78%
First Republic Bank	23,747	1,152,442
Prosperity Bancshares Inc.	10,877	680,465

		1,832,907
COMMERCIAL SERVICES & SUPPLIES — 1.27%
ADT Corp. (The)	38,430	1,154,437
Cintas Corp.	19,292	1,100,995
KAR Auction Services Inc.	26,615	740,429

		2,995,861
COMMUNICATIONS EQUIPMENT — 1.77%
F5 Networks Inc.[a]	14,910	1,595,370
Juniper Networks Inc.[a]	96,839	2,576,886

		4,172,256
COMPUTERS & PERIPHERALS — 0.48%
NCR Corp.[a]	31,875	1,121,681

		1,121,681
CONSTRUCTION & ENGINEERING — 2.21%
Fluor Corp.	31,332	2,379,979
Jacobs Engineering Group Inc.[a]	25,300	1,535,963
Quanta Services Inc.[a]	41,507	1,293,773

		5,209,715
CONSTRUCTION MATERIALS — 0.65%
Vulcan Materials Co.	24,973	1,541,583

		1,541,583
CONTAINERS & PACKAGING — 2.58%
AptarGroup Inc.	12,622	805,284
Ball Corp.	27,800	1,423,082
MeadWestvaco Corp.	34,211	1,233,991
Packaging Corp. of America	18,864	1,218,614
Rock-Tenn Co. Class A	13,846	1,405,092

		6,086,063
DISTRIBUTORS — 1.03%
Genuine Parts Co.	29,607	2,435,176

		2,435,176
DIVERSIFIED CONSUMER SERVICES — 0.98%
H&R Block Inc.	52,499	1,595,970
Service Corp. International	40,637	719,275

		2,315,245

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.70%
Leucadia National Corp.	60,207	$1,645,457

		1,645,457
ELECTRICAL EQUIPMENT — 1.09%
Babcock & Wilcox Co. (The)	21,243	728,210
Hubbell Inc. Class B	10,303	1,202,669
Regal Beloit Corp.	8,643	640,360

		2,571,239
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.60%
CDW Corp.	7,251	171,631
Dolby Laboratories Inc. Class Aa,b	9,387	384,773
FLIR Systems Inc.	27,146	861,071

		1,417,475
ENERGY EQUIPMENT & SERVICES — 3.75%
Atwood Oceanics Inc.[a]	11,063	524,386
Cameron International Corp.[a]	45,615	2,735,531
Diamond Offshore Drilling Inc.	13,329	646,990
Ensco PLC Class A	44,809	2,257,029
Oil States International Inc.[a]	10,567	992,770
Rowan Companies PLC Class Aa	23,815	747,076
RPC Inc.	11,589	197,361
Superior Energy Services Inc.	30,573	722,746

		8,823,889
FOOD & STAPLES RETAILING — 0.63%
Safeway Inc.	47,420	1,481,401

		1,481,401
FOOD PRODUCTS — 3.57%
Flowers Foods Inc.	33,583	703,564
Green Mountain Coffee Roasters Inc.	25,172	2,038,932
Hormel Foods Corp.	25,784	1,171,625
Ingredion Inc.	14,692	915,311
J.M. Smucker Co. (The)	20,180	1,945,150
McCormick & Co. Inc. NVS	25,359	1,627,541

		8,402,123
GAS UTILITIES — 1.66%
National Fuel Gas Co.	16,032	1,208,172
ONEOK Inc.	39,482	2,704,122

		3,912,294
HEALTH CARE EQUIPMENT & SUPPLIES — 3.62%
C.R. Bard Inc.	14,950	1,937,370
Hologic Inc.[a]	52,322	1,117,598
Teleflex Inc.	7,889	738,726
Varian Medical Systems Inc.[a]	20,304	1,650,918
Zimmer Holdings Inc.	32,776	3,079,961

		8,524,573

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.14%
Henry Schein Inc.[a]	16,480	$1,893,387
Laboratory Corp. of America Holdings[a,b]	16,793	1,508,515
MEDNAX Inc.[a,b]	19,271	1,072,239
Patterson Companies Inc.	15,989	638,920
Tenet Healthcare Corp.[a]	19,018	875,018
Universal Health Services Inc. Class B	17,189	1,409,842

		7,397,921
HOTELS, RESTAURANTS & LEISURE — 2.48%
Hyatt Hotels Corp. Class Aa	11,119	531,377
International Game Technology	47,704	688,369
MGM Resorts International[a]	64,022	1,559,576
Norwegian Cruise Line Holdings Ltd.[a]	13,777	482,470
Penn National Gaming Inc.[a]	12,878	151,059
Six Flags Entertainment Corp.	18,243	654,741
Wyndham Worldwide Corp.	25,018	1,774,777

		5,842,369
HOUSEHOLD DURABLES — 3.01%
Harman International Industries Inc.	12,940	1,338,384
Jarden Corp.[a]	22,991	1,389,806
Leggett & Platt Inc.	27,068	812,582
Mohawk Industries Inc.[a]	11,717	1,665,923
Toll Brothers Inc.[a]	30,447	1,118,927
Tupperware Brands Corp.	9,711	760,954

		7,086,576
HOUSEHOLD PRODUCTS — 0.93%
Clorox Co. (The)	24,760	2,185,565

		2,185,565
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.54%
Calpine Corp.[a]	66,955	1,270,806

		1,270,806
INDUSTRIAL CONGLOMERATES — 0.39%
Carlisle Companies Inc.	12,188	908,372

		908,372
INSURANCE — 1.46%
Arch Capital Group Ltd.[a]	22,510	1,211,263
Arthur J. Gallagher & Co.	25,195	1,164,765
Brown & Brown Inc.	22,863	719,956
Erie Indemnity Co. Class A	4,759	333,939

		3,429,923
INTERNET & CATALOG RETAIL — 0.55%
Expedia Inc.	19,800	1,286,604

		1,286,604
IT SERVICES — 4.75%
Broadridge Financial Solutions Inc.	22,842	828,936

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2014

Security	Shares	Value

DST Systems Inc.	5,666	$515,606
Fidelity National Information Services Inc.	55,816	2,829,871
Fiserv Inc.[a]	49,454	2,771,897
Genpact Ltd.[a]	21,675	367,825
Global Payments Inc.	13,967	923,079
Teradata Corp.[a]	31,411	1,291,620
Total System Services Inc.	31,998	956,100
Vantiv Inc. Class Aa,b	23,441	711,200

		11,196,134
LEISURE EQUIPMENT & PRODUCTS — 0.31%
Brunswick Corp.	17,436	722,897

		722,897
LIFE SCIENCES TOOLS & SERVICES — 2.19%
Bio-Rad Laboratories Inc. Class Aa	3,856	490,175
Covance Inc.[a,b]	10,762	1,017,655
Life Technologies Corp.[a]	32,707	2,488,021
PerkinElmer Inc.	21,538	939,057
Quintiles Transnational Holdings Inc.[a]	4,547	216,573

		5,151,481
MACHINERY — 6.18%
AGCO Corp.	17,350	925,276
Colfax Corp.[a]	16,984	1,023,286
Flowserve Corp.	26,768	1,936,129
IDEX Corp.	15,540	1,119,035
ITT Corp.	17,389	712,080
Pall Corp.	21,275	1,704,127
Pentair Ltd. Registered	38,217	2,840,670
Snap-on Inc.	11,139	1,115,571
SPX Corp.	8,692	865,462
Stanley Black & Decker Inc.	29,775	2,304,585

		14,546,221
MEDIA — 1.76%
AMC Networks Inc. Class Aa	11,363	732,232
Cinemark Holdings Inc.	19,910	583,562
Interpublic Group of Companies Inc. (The)	80,019	1,305,910
News Corp. Class A NVS[a]	95,630	1,526,255

		4,147,959
MULTILINE RETAIL — 1.16%
Family Dollar Stores Inc.	18,520	1,144,906
Nordstrom Inc.	27,486	1,579,071

		2,723,977
OIL, GAS & CONSUMABLE FUELS — 1.50%
Denbury Resources Inc.[a]	70,242	1,128,789
QEP Resources Inc.	34,347	1,060,979
Whiting Petroleum Corp.[a]	22,810	1,331,648

		3,521,416

Security	Shares	Value

PERSONAL PRODUCTS — 0.43%
Herbalife Ltd.[b]	15,907	$1,023,934

		1,023,934
PROFESSIONAL SERVICES — 1.49%
Nielsen Holdings NV	48,558	2,053,518
Towers Watson & Co. Class A	12,404	1,450,276

		3,503,794
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.69%
Alexandria Real Estate Equities Inc.	13,726	962,604
BioMed Realty Trust Inc.	36,837	718,690
BRE Properties Inc. Class A	14,794	874,325
Corrections Corp. of America	22,209	745,556
Douglas Emmett Inc.	24,890	632,953
Highwoods Properties Inc.	17,244	640,442
Home Properties Inc.	10,913	608,400
Kimco Realty Corp.	78,688	1,645,366
Liberty Property Trust	28,087	1,022,367
Mid-America Apartment Communities Inc.	14,330	924,858
National Retail Properties Inc.[b]	23,361	775,585
Omega Healthcare Investors Inc.[b]	23,490	750,271
Plum Creek Timber Co. Inc.	33,993	1,464,079
Rayonier Inc.	24,191	1,070,694
Realty Income Corp.[b]	35,132	1,432,683
Regency Centers Corp.	17,695	851,837
Senior Housing Properties Trust	36,068	812,251
SL Green Realty Corp.	16,467	1,544,111
Weingarten Realty Investors	21,517	623,778

		18,100,850
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
Jones Lang LaSalle Inc.	8,516	973,038

		973,038
ROAD & RAIL — 0.48%
AMERCO	1,133	252,353
Genesee & Wyoming Inc. Class Aa	9,738	879,731

		1,132,084
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.91%
Avago Technologies Ltd.	47,461	2,593,269
Freescale Semiconductor Ltd.[a]	10,377	188,135
KLA-Tencor Corp.	31,984	1,966,056
Linear Technology Corp.	44,938	2,001,539
Maxim Integrated Products Inc.	54,278	1,642,452
Microchip Technology Inc.	38,093	1,708,852
NVIDIA Corp.	111,101	1,744,286
Skyworks Solutions Inc.[a]	35,964	1,087,911
SunPower Corp.[a,b]	7,723	249,916
Teradyne Inc.[a,b]	36,739	691,061
Xilinx Inc.	51,464	2,388,959

		16,262,436

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

January 31, 2014

Security	Shares	Value

SOFTWARE — 2.09%
Activision Blizzard Inc.	82,870	$1,419,563
Electronic Arts Inc.[a,b]	59,397	1,568,081
Nuance Communications Inc.[a]	49,376	756,934
Synopsys Inc.[a]	29,576	1,178,899

		4,923,477
SPECIALTY RETAIL — 3.90%
Advance Auto Parts Inc.	13,990	1,606,192
AutoNation Inc.[a]	12,385	611,695
CarMax Inc.[a]	42,870	1,933,866
DSW Inc. Class A	14,052	529,058
Foot Locker Inc.	28,448	1,098,093
PetSmart Inc.	19,947	1,256,661
Signet Jewelers Ltd.	15,366	1,222,365
Williams-Sonoma Inc.	17,057	929,947

		9,187,877
TEXTILES, APPAREL & LUXURY GOODS — 2.47%
Coach Inc.	53,784	2,575,716
Hanesbrands Inc.	18,983	1,350,451
PVH Corp.	15,659	1,892,703

		5,818,870
THRIFTS & MORTGAGE FINANCE — 0.05%
Nationstar Mortgage Holdings Inc.[a,b]	3,982	111,416

		111,416
TRADING COMPANIES & DISTRIBUTORS — 0.63%
MSC Industrial Direct Co. Inc. Class A	9,238	776,177
WESCO International Inc.[a,b]	8,473	702,920

		1,479,097
WATER UTILITIES — 0.34%
Aqua America Inc.	33,874	811,282

		811,282

TOTAL COMMON STOCKS (Cost: $197,639,040)		238,057,714

SHORT-TERM INVESTMENTS — 2.84%

MONEY MARKET FUNDS — 2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	6,336,904	6,336,904

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	356,696	$356,696

		6,693,600

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,693,600)		6,693,600

TOTAL INVESTMENTS IN SECURITIES — 103.94% (Cost: $204,332,640)		244,751,314

SHORT POSITIONS[f] — (0.14)%

COMMON STOCKS — (0.14)%
ONE GAS Inc.[a]	(9,870)	(336,734)

		(336,734)

TOTAL SHORT POSITIONS (Proceeds: $336,734)		(336,734)
Other Assets, Less Liabilities — (3.80)%		(8,949,269)

NET ASSETS — 100.00%		$235,465,311

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

38

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 1.47%
B/E Aerospace Inc.[a]	13,541	$1,076,103
Hexcel Corp.[a]	13,716	571,683
TransDigm Group Inc.	6,808	1,137,140

		2,784,926
AIR FREIGHT & LOGISTICS — 0.64%
C.H. Robinson Worldwide Inc.	20,851	1,220,618

		1,220,618
AUTO COMPONENTS — 1.22%
BorgWarner Inc.	31,292	1,680,380
Gentex Corp.	19,931	645,565

		2,325,945
BEVERAGES — 0.67%
Monster Beverage Corp.[a]	18,675	1,268,033

		1,268,033
BIOTECHNOLOGY — 4.84%
Alkermes PLC[a]	19,773	962,550
BioMarin Pharmaceutical Inc.[a]	19,555	1,346,948
Cubist Pharmaceuticals Inc.[a]	10,194	745,079
Incyte Corp.[a]	19,939	1,306,403
Isis Pharmaceuticals Inc.[a]	15,971	815,479
Medivation Inc.[a]	10,383	826,487
Opko Health Inc.[a,b]	29,620	234,887
Pharmacyclics Inc.[a]	9,224	1,227,438
Seattle Genetics Inc.[a]	15,343	688,287
Theravance Inc.[a]	10,668	392,796
United Therapeutics Corp.[a]	6,331	649,687

		9,196,041
BUILDING PRODUCTS — 1.09%
A.O. Smith Corp.	10,502	495,905
Fortune Brands Home & Security Inc.	22,855	1,029,846
Lennox International Inc.	6,280	543,597

		2,069,348
CAPITAL MARKETS — 1.99%
Affiliated Managers Group Inc.[a]	7,285	1,451,463
Artisan Partners Asset Management Inc.	2,397	152,018
E*TRADE Financial Corp.[a]	39,512	791,030
Eaton Vance Corp. NVS	16,711	636,188
Waddell & Reed Financial Inc. Class A	11,753	761,830

		3,792,529
CHEMICALS — 1.23%
FMC Corp.	18,326	1,294,366
Valhi Inc.	2,780	39,337

Security	Shares	Value

W.R. Grace & Co.[a]	10,573	$997,245

		2,330,948
COMMERCIAL BANKS — 0.79%
Signature Bank[a]	6,507	794,244
SVB Financial Group[a]	6,289	705,815

		1,500,059
COMMERCIAL SERVICES & SUPPLIES — 2.05%
Clean Harbors Inc.[a]	7,563	424,133
Copart Inc.[a]	15,361	526,575
Iron Mountain Inc.	23,441	619,077
Rollins Inc.	8,826	254,365
Stericycle Inc.[a]	11,786	1,379,669
Waste Connections Inc.	17,012	695,451

		3,899,270
COMPUTERS & PERIPHERALS — 1.58%
3D Systems Corp.[a,b]	13,143	1,021,606
NetApp Inc.	46,868	1,984,391

		3,005,997
CONSTRUCTION MATERIALS — 0.65%
Eagle Materials Inc.	6,884	542,115
Martin Marietta Materials Inc.	6,369	694,285

		1,236,400
DISTRIBUTORS — 0.59%
LKQ Corp.[a]	41,336	1,118,966

		1,118,966
DIVERSIFIED FINANCIAL SERVICES — 2.43%
CBOE Holdings Inc.	12,020	625,280
IntercontinentalExchange Group Inc.	15,820	3,303,058
MSCI Inc. Class Aa	16,303	696,464

		4,624,802
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.68%
Level 3 Communications Inc.[a]	22,161	711,368
tw telecom inc.[a]	19,811	583,632

		1,295,000
ELECTRIC UTILITIES — 0.39%
ITC Holdings Corp.	7,226	747,891

		747,891
ELECTRICAL EQUIPMENT — 2.83%
Acuity Brands Inc.	5,909	750,679
AMETEK Inc.	33,657	1,663,329
Roper Industries Inc.	13,657	1,874,287
Sensata Technologies Holding NVa	20,279	759,246
Solarcity Corp.[a,b]	4,616	341,999

		5,389,540

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.25%
Amphenol Corp. Class A	21,766	$1,891,030
FEI Co.	5,756	539,452
IPG Photonics Corp.[a,b]	4,744	317,231
National Instruments Corp.	13,375	387,875
Trimble Navigation Ltd.[a]	35,454	1,146,228

		4,281,816
ENERGY EQUIPMENT & SERVICES — 2.63%
Core Laboratories NV	6,238	1,116,103
Dresser-Rand Group Inc.[a]	10,511	599,127
Dril-Quip Inc.[a]	5,608	563,940
FMC Technologies Inc.[a]	32,534	1,608,481
Frank’s International NV	4,203	98,518
Oceaneering International Inc.	14,877	1,013,868

		5,000,037
FOOD & STAPLES RETAILING — 0.10%
Sprouts Farmers Market Inc.[a]	5,465	195,319

		195,319
FOOD PRODUCTS — 1.29%
ConAgra Foods Inc.	58,014	1,844,265
Hain Celestial Group Inc.[a]	6,584	605,004

		2,449,269
HEALTH CARE EQUIPMENT & SUPPLIES — 2.90%
Align Technology Inc.[a]	9,738	578,632
Cooper Companies Inc. (The)	6,730	836,404
DENTSPLY International Inc.	19,614	904,990
Edwards Lifesciences Corp.[a]	15,043	979,600
IDEXX Laboratories Inc.[a]	7,142	816,045
ResMed Inc.[b]	19,536	851,965
Sirona Dental Systems Inc.[a]	7,585	545,665

		5,513,301
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Brookdale Senior Living Inc.[a]	13,837	379,964
DaVita HealthCare Partners Inc.[a]	24,276	1,576,241

		1,956,205
HEALTH CARE TECHNOLOGY — 0.43%
athenahealth Inc.[a,b]	5,121	754,835
Veeva Systems Inc.[a,b]	1,839	58,462

		813,297
HOTELS, RESTAURANTS & LEISURE — 2.91%
Burger King Worldwide Inc.	8,198	199,539
Domino’s Pizza Inc.	7,681	542,355
Dunkin’ Brands Group Inc.	14,690	683,526
Marriott International Inc. Class A	30,892	1,522,976
Panera Bread Co. Class Aa	3,687	623,361
Starwood Hotels & Resorts Worldwide Inc.	26,336	1,967,563

		5,539,320

Security	Shares	Value

HOUSEHOLD DURABLES — 1.32%
D.R. Horton Inc.	39,096	$917,974
Lennar Corp. Class A	22,989	923,238
NVR Inc.[a]	577	665,518

		2,506,730
HOUSEHOLD PRODUCTS — 0.65%
Church & Dwight Co. Inc.	19,092	1,232,961

		1,232,961
INSURANCE — 1.22%
Alleghany Corp.[a]	2,305	858,221
Markel Corp.[a]	1,921	1,035,688
White Mountains Insurance Group Ltd.	762	430,301

		2,324,210
INTERNET & CATALOG RETAIL — 1.82%
Groupon Inc.[a]	51,581	539,537
Liberty Interactive Corp. Series Aa	64,967	1,735,269
TripAdvisor Inc.[a]	15,237	1,176,144

		3,450,950
INTERNET SOFTWARE & SERVICES — 3.45%
Akamai Technologies Inc.[a]	24,610	1,173,405
CoStar Group Inc.[a]	3,960	681,278
Equinix Inc.[a]	6,845	1,267,694
MercadoLibre Inc.[b]	4,295	414,425
Pandora Media Inc.[a]	22,457	810,024
Rackspace Hosting Inc.[a]	15,800	575,278
VeriSign Inc.[a]	17,714	1,040,697
Yelp Inc.[a]	7,876	598,182

		6,560,983
IT SERVICES — 2.55%
Alliance Data Systems Corp.[a]	6,699	1,605,482
FleetCor Technologies Inc.[a]	10,065	1,070,111
Gartner Inc.[a]	12,674	891,363
Jack Henry & Associates Inc.	11,785	657,367
Syntel Inc.	2,116	178,273
WEX Inc.[a]	5,344	440,132

		4,842,728
LEISURE EQUIPMENT & PRODUCTS — 0.58%
Polaris Industries Inc.	8,858	1,109,022

		1,109,022
LIFE SCIENCES TOOLS & SERVICES — 2.58%
Illumina Inc.[a,b]	17,382	2,642,064
Mettler-Toledo International Inc.[a]	4,081	1,005,150
Waters Corp.[a]	11,706	1,267,409

		4,914,623

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

MACHINERY — 2.95%
Donaldson Co. Inc.	18,516	$763,970
Graco Inc.	8,418	584,967
Lincoln Electric Holdings Inc.	11,231	777,185
Middleby Corp. (The)[a]	2,634	649,492
Nordson Corp.	8,319	576,673
Valmont Industries Inc.	3,694	540,728
WABCO Holdings Inc.[a]	8,544	736,663
Wabtec Corp.	13,242	977,392

		5,607,070
MARINE — 0.41%
Kirby Corp.[a]	7,812	779,559

		779,559
MEDIA — 2.25%
Charter Communications Inc. Class Aa,b	9,272	1,270,264
Lamar Advertising Co. Class Aa	8,952	435,604
Lions Gate Entertainment Corp.	11,148	360,415
Live Nation Entertainment Inc.[a]	19,385	412,319
Madison Square Garden Inc. Class Aa	8,425	488,903
Morningstar Inc.	2,893	223,340
Scripps Networks Interactive Inc. Class A	15,064	1,092,441

		4,283,286
METALS & MINING — 0.26%
Royal Gold Inc.	8,935	499,824

		499,824
MULTILINE RETAIL — 0.76%
Dollar Tree Inc.[a]	28,615	1,445,630

		1,445,630
OIL, GAS & CONSUMABLE FUELS — 7.06%
Antero Resources Corp.[a]	5,026	295,227
Cheniere Energy Inc.[a]	30,222	1,327,955
Cobalt International Energy Inc.[a]	40,777	667,520
Concho Resources Inc.[a]	14,447	1,412,772
CONSOL Energy Inc.	31,481	1,175,815
EQT Corp.	20,726	1,923,580
Gulfport Energy Corp.[a]	11,580	705,801
Kosmos Energy Ltd.[a]	13,797	142,661
Laredo Petroleum Inc.[a]	8,009	198,143
Oasis Petroleum Inc.[a]	13,185	551,265
Range Resources Corp.	22,473	1,936,948
Rosetta Resources Inc.[a]	8,394	357,668
SM Energy Co.	9,218	762,882
Southwestern Energy Co.[a]	48,225	1,962,275

		13,420,512
PERSONAL PRODUCTS — 0.37%
Nu Skin Enterprises Inc. Class A	8,178	696,357

		696,357

Security	Shares	Value

PHARMACEUTICALS — 3.92%
Forest Laboratories Inc.[a]	32,602	$2,161,512
Jazz Pharmaceuticals PLC[a]	7,231	1,096,653
Perrigo Co. PLC	18,297	2,848,111
Questcor Pharmaceuticals Inc.	7,660	513,297
Salix Pharmaceuticals Ltd.[a]	8,652	842,186

		7,461,759
PROFESSIONAL SERVICES — 2.23%
Equifax Inc.	16,732	1,172,244
IHS Inc. Class Aa	8,499	963,871
Robert Half International Inc.	19,056	796,160
Verisk Analytics Inc. Class Aa	20,588	1,314,750

		4,247,025
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.32%
American Campus Communities Inc.	14,356	499,015
Apartment Investment and Management Co. Class A	20,117	562,673
Camden Property Trust	11,745	726,076
Digital Realty Trust Inc.[b]	17,660	900,483
Equity Lifestyle Properties, Inc.	10,881	427,732
Essex Property Trust Inc.	5,234	828,909
Extra Space Storage Inc.	15,145	691,521
Federal Realty Investment Trust	8,943	974,787
Host Hotels & Resorts Inc.	104,000	1,912,560
Kilroy Realty Corp.	11,309	597,115
Macerich Co. (The)	19,325	1,093,795
Spirit Realty Capital Inc.	48,524	514,354
Tanger Factory Outlet Centers Inc.[b]	12,987	433,506
Taubman Centers Inc.	8,708	566,194
UDR Inc.	34,499	839,706
WP Carey Inc.	7,668	453,025

		12,021,451
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.66%
Altisource Portfolio Solutions SAa	2,318	303,055
CBRE Group Inc. Class Aa	38,276	1,015,845
Forest City Enterprises Inc. Class Aa	21,635	393,541
Howard Hughes Corp. (The)[a]	4,298	536,261
Realogy Holdings Corp.[a]	20,078	914,955

		3,163,657
ROAD & RAIL — 1.61%
J.B. Hunt Transport Services Inc.	12,640	948,632
Kansas City Southern Industries Inc.	15,155	1,600,216
Old Dominion Freight Line Inc.[a]	9,595	520,433

		3,069,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
Altera Corp.	44,158	1,476,202
Cree Inc.[a]	16,597	1,002,791
LSI Corp.	74,980	827,029

		3,306,022

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

SOFTWARE — 7.48%
ANSYS Inc.[a]	12,741	$1,000,551
Aspen Technology Inc.[a]	12,823	584,344
Autodesk Inc.[a]	31,022	1,589,877
Cadence Design Systems Inc.[a]	39,663	560,042
Citrix Systems Inc.[a]	25,631	1,385,868
CommVault Systems Inc.[a]	6,089	420,567
Concur Technologies Inc.[a]	6,482	786,526
FactSet Research Systems Inc.[b]	5,525	584,379
FireEye Inc.[a,b]	2,149	156,856
Informatica Corp.[a]	14,947	603,261
MICROS Systems Inc.[a]	10,376	576,179
NetSuite Inc.[a,b]	4,195	441,230
Red Hat Inc.[a]	26,058	1,472,277
ServiceNow Inc.[a]	13,930	883,580
Solera Holdings Inc.	9,485	633,883
Splunk Inc.[a]	11,938	919,584
Tableau Software Inc. Class Aa	2,106	170,207
TIBCO Software Inc.[a]	21,000	447,090
Ultimate Software Group Inc. (The)[a]	3,836	626,150
Workday Inc. Class Aa,b	4,291	384,216

		14,226,667
SPECIALTY RETAIL — 4.28%
Cabela’s Inc.[a]	6,389	427,169
Dick’s Sporting Goods Inc.	14,025	736,312
GNC Holdings Inc. Class A	13,083	668,672
O’Reilly Automotive Inc.[a]	14,759	1,933,134
Sally Beauty Holdings Inc.[a]	19,091	541,803
Tiffany & Co.	15,142	1,259,663
Tractor Supply Co.	19,194	1,276,593
Ulta Salon, Cosmetics & Fragrance Inc.[a]	8,800	754,248
Urban Outfitters Inc.[a]	15,036	538,589

		8,136,183
TEXTILES, APPAREL & LUXURY GOODS — 1.65%
Carter’s Inc.	7,520	505,720
Fossil Group Inc.[a]	6,755	755,412
Lululemon Athletica Inc.[a]	14,756	674,201
Under Armour Inc. Class Aa,b	11,038	1,193,318

		3,128,651
THRIFTS & MORTGAGE FINANCE — 0.77%
Ocwen Financial Corp.[a]	16,060	708,888
People’s United Financial Inc.	43,771	621,986
TFS Financial Corp.[a]	10,989	126,154

		1,457,028
WATER UTILITIES — 0.55%
American Water Works Co. Inc.	24,513	1,043,518

		1,043,518

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.86%
SBA Communications Corp. Class Aa	17,655	$1,637,501

		1,637,501

TOTAL COMMON STOCKS (Cost: $144,565,045)		190,128,065

SHORT-TERM INVESTMENTS — 5.79%

MONEY MARKET FUNDS — 5.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	10,299,920	10,299,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	579,769	579,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	134,064	134,064

		11,013,753

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,013,753)		11,013,753

TOTAL INVESTMENTS IN SECURITIES — 105.77% (Cost: $155,578,798)		201,141,818
Other Assets, Less Liabilities — (5.77)%		(10,973,671)

NET ASSETS — 100.00%		$190,168,147

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.03%

AEROSPACE & DEFENSE — 1.08%
L-3 Communications Holdings Inc.	11,538	$1,281,526
Spirit AeroSystems Holdings Inc. Class Aa	13,153	446,018

		1,727,544
AIRLINES — 1.87%
American Airlines Group Inc.[a,b]	25,008	839,018
United Continental Holdings Inc.[a]	47,041	2,156,360

		2,995,378
AUTO COMPONENTS — 2.68%
Autoliv Inc.	12,488	1,132,287
Goodyear Tire & Rubber Co. (The)	32,046	758,208
Lear Corp.	10,474	757,585
TRW Automotive Holdings Corp.[a]	15,021	1,113,807
Visteon Corp.[a]	6,498	526,403

		4,288,290
BEVERAGES — 1.53%
Coca-Cola Enterprises Inc.	31,423	1,360,302
Molson Coors Brewing Co. Class B NVS	20,590	1,083,857

		2,444,159
BUILDING PRODUCTS — 0.95%
Masco Corp.	46,503	984,003
Owens Corning[a,b]	14,210	542,112

		1,526,115
CAPITAL MARKETS — 0.36%
Legg Mason Inc.	13,778	583,498

		583,498
CHEMICALS — 4.02%
Ashland Inc.	9,357	868,423
Celanese Corp. Series A	20,536	1,039,943
CF Industries Holdings Inc.	7,454	1,720,831
Eastman Chemical Co.	20,027	1,561,305
Huntsman Corp.	25,383	556,395
RPM International Inc.	17,255	684,506

		6,431,403
COMMERCIAL BANKS — 7.63%
BOK Financial Corp.	2,672	171,703
CIT Group Inc.	26,060	1,213,093
City National Corp.	6,147	444,735
Comerica Inc.	23,817	1,090,819
Commerce Bancshares Inc.	10,581	459,956
Cullen/Frost Bankers Inc.	6,835	505,927
East West Bancorp Inc.	18,588	621,954
First Niagara Financial Group Inc.	45,963	397,120

Security	Shares	Value

FirstMerit Corp.	21,433	$436,162
Huntington Bancshares Inc.	107,797	977,719
KeyCorp	116,661	1,488,594
M&T Bank Corp.[b]	16,936	1,888,533
Regions Financial Corp.	179,134	1,821,793
Zions Bancorp.	23,962	688,908

		12,207,016
COMMERCIAL SERVICES & SUPPLIES — 1.12%
Pitney Bowes Inc.	26,217	660,144
Republic Services Inc.	35,165	1,126,335

		1,786,479
COMMUNICATIONS EQUIPMENT — 1.10%
Brocade Communications Systems Inc.[a]	58,081	542,477
EchoStar Corp. Class Aa	5,251	246,954
Harris Corp.	13,872	961,884

		1,751,315
CONSTRUCTION & ENGINEERING — 0.68%
KBR Inc.	19,226	601,774
URS Corp.	9,722	488,044

		1,089,818
CONSUMER FINANCE — 0.81%
SLM Corp.	56,784	1,292,404

		1,292,404
CONTAINERS & PACKAGING — 2.44%
Avery Dennison Corp.	12,541	617,895
Bemis Co. Inc.	13,362	514,571
Crown Holdings Inc.[a]	17,919	736,471
Owens-Illinois Inc.[a]	21,415	686,136
Sealed Air Corp.	25,462	794,160
Sonoco Products Co.	13,234	547,623

		3,896,856
DIVERSIFIED CONSUMER SERVICES — 0.22%
Graham Holdings Co. Class B	564	353,098

		353,098
DIVERSIFIED FINANCIAL SERVICES — 0.66%
ING U.S. Inc.	14,222	480,277
NASDAQ OMX Group Inc. (The)	15,008	572,555

		1,052,832
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.74%
Frontier Communications Corp.[b]	129,734	609,750
Windstream Holdings Inc.	77,366	578,697

		1,188,447
ELECTRIC UTILITIES — 4.10%
Entergy Corp.	23,204	1,462,548
Great Plains Energy Inc.	19,936	492,021

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

Northeast Utilities	40,979	$1,794,880
OGE Energy Corp.	25,758	877,575
Pepco Holdings Inc.	32,417	629,862
Pinnacle West Capital Corp.	14,284	751,767
Westar Energy Inc.	16,506	547,504

		6,556,157
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.55%
Arrow Electronics Inc.[a]	13,076	671,845
Avnet Inc.	17,856	733,346
Flextronics International Ltd.[a]	78,886	642,921
Jabil Circuit Inc.	23,935	430,112

		2,478,224
ENERGY EQUIPMENT & SERVICES — 2.07%
Helmerich & Payne Inc.	13,948	1,227,982
Nabors Industries Ltd.	33,715	575,852
Nobel Corp. PLC	32,850	1,019,336
Patterson-UTI Energy Inc.	18,729	481,148

		3,304,318
FOOD & STAPLES RETAILING — 0.40%
Rite Aid Corp.[a]	115,321	640,032

		640,032
FOOD PRODUCTS — 2.83%
Bunge Ltd.	19,191	1,453,910
Campbell Soup Co.	23,306	960,440
Hillshire Brands Co.	15,969	568,816
Pilgrim’s Pride Corp.[a]	7,712	129,022
Seaboard Corp.	38	96,900
Tyson Foods Inc. Class A	35,355	1,322,277

		4,531,365
GAS UTILITIES — 1.55%
AGL Resources Inc.	15,419	736,720
Atmos Energy Corp.	11,802	566,614
Questar Corp.	22,728	530,017
UGI Corp.	14,809	642,562

		2,475,913
HEALTH CARE EQUIPMENT & SUPPLIES — 0.70%
CareFusion Corp.[a]	27,517	1,121,868

		1,121,868
HEALTH CARE PROVIDERS & SERVICES — 2.76%
Community Health Systems Inc.[a]	14,692	608,396
Humana Inc.	20,274	1,972,660
Omnicare Inc.	13,367	834,903
Quest Diagnostics Inc.	18,876	990,990

		4,406,949
HOTELS, RESTAURANTS & LEISURE — 1.18%
Darden Restaurants Inc.	16,947	837,860
Royal Caribbean Cruises Ltd.	21,125	1,047,800

		1,885,660

Security	Shares	Value

HOUSEHOLD DURABLES — 2.59%
Garmin Ltd.	15,963	$719,133
Newell Rubbermaid Inc.	37,395	1,155,506
PulteGroup Inc.	44,747	909,259
Whirlpool Corp.	10,215	1,361,659

		4,145,557
HOUSEHOLD PRODUCTS — 0.48%
Energizer Holdings Inc.	8,083	763,843

		763,843
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.48%
AES Corp. (The)	85,489	1,201,975
NRG Energy Inc.	42,110	1,172,764

		2,374,739
INSURANCE — 11.43%
Allied World Assurance Co. Holdings Ltd.	4,371	449,863
American Financial Group Inc.	9,281	509,713
Assurant Inc.	9,439	616,839
Assured Guaranty Ltd.	21,028	444,742
Axis Capital Holdings Ltd.	13,800	621,276
Cincinnati Financial Corp.	19,138	927,236
CNA Financial Corp.	3,491	137,127
Everest Re Group Ltd.	6,208	898,670
Fidelity National Financial Inc. Class A	35,570	1,121,878
Genworth Financial Inc. Class Aa	64,152	946,242
HCC Insurance Holdings Inc.	13,005	558,045
Lincoln National Corp.	34,129	1,639,216
Old Republic International Corp.	31,389	490,296
PartnerRe Ltd.	6,189	607,574
Principal Financial Group Inc.	35,618	1,551,876
Protective Life Corp.	10,200	499,902
Reinsurance Group of America Inc.	9,162	684,127
RenaissanceRe Holdings Ltd.	5,767	523,125
Torchmark Corp.	11,737	882,036
Unum Group	34,012	1,095,186
Validus Holdings Ltd.	12,907	463,619
W.R. Berkley Corp.	14,199	550,353
Willis Group Holdings PLC	23,073	993,523
XL Group PLC	36,833	1,058,580

		18,271,044
INTERNET SOFTWARE & SERVICES — 0.44%
IAC/InterActiveCorp	9,947	696,688

		696,688
IT SERVICES — 2.25%
Amdocs Ltd.	20,895	903,918
Computer Sciences Corp.	19,174	1,158,301
Leidos Holdings Inc.	9,460	428,916
Western Union Co.	71,915	1,107,491

		3,598,626

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.46%
Hasbro Inc.	14,989	$736,260

		736,260
MACHINERY — 2.96%
Crane Co.	6,323	399,361
Joy Global Inc.	13,795	728,238
Kennametal Inc.	10,180	441,201
Oshkosh Corp.	11,214	607,126
Terex Corp.	14,459	592,819
Timken Co. (The)	10,318	581,213
Trinity Industries Inc.	10,137	590,277
Xylem Inc.	23,945	798,805

		4,739,040
MEDIA — 0.79%
Cablevision NY Group Class A	27,797	445,864
Gannett Co. Inc.	29,579	814,310

		1,260,174
METALS & MINING — 3.43%
Alcoa Inc.[b]	139,106	1,601,110
Allegheny Technologies Inc.	14,021	440,820
Cliffs Natural Resources Inc.[b]	19,881	384,101
Newmont Mining Corp.	64,758	1,398,773
Reliance Steel & Aluminum Co.	10,039	702,228
Steel Dynamics Inc.	28,814	475,431
United States Steel Corp.	18,777	490,267

		5,492,730
MULTI-UTILITIES — 6.93%
Alliant Energy Corp.	14,400	748,224
Ameren Corp.	31,588	1,195,290
CenterPoint Energy Inc.	55,786	1,305,392
CMS Energy Corp.	34,525	959,450
DTE Energy Co.	23,001	1,569,128
Integrys Energy Group Inc.	10,359	562,908
MDU Resources Group Inc.	24,509	785,268
NiSource Inc.	40,766	1,401,128
SCANA Corp.	18,242	862,299
TECO Energy Inc.	26,529	434,545
Wisconsin Energy Corp.	29,485	1,258,125

		11,081,757
MULTILINE RETAIL — 1.13%
Dillard’s Inc. Class A	3,085	269,320
Kohl’s Corp.	26,201	1,326,557
Sears Holdings Corp.[a,b]	5,650	205,491

		1,801,368
OFFICE ELECTRONICS — 1.02%
Xerox Corp.	150,554	1,633,511

		1,633,511

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.23%
Cimarex Energy Co.	11,310	$1,108,154
CVR Energy Inc.	2,023	75,033
Energen Corp.	9,435	667,243
HollyFrontier Corp.	25,866	1,197,596
Murphy Oil Corp.	22,873	1,294,841
Newfield Exploration Co.[a]	17,622	436,497
Peabody Energy Corp.	35,022	597,125
Tesoro Corp.	17,216	886,968
WPX Energy Inc.[a]	26,068	496,595

		6,760,052
PERSONAL PRODUCTS — 0.59%
Avon Products Inc.	56,301	838,322
Coty Inc. Class A	7,433	100,271

		938,593
PHARMACEUTICALS — 2.62%
Endo Health Solutions Inc.[a]	14,961	985,631
Hospira Inc.[a]	21,530	947,535
Mylan Inc.[a]	49,771	2,260,101

		4,193,267
PROFESSIONAL SERVICES — 0.84%
Dun & Bradstreet Corp. (The)	4,953	544,830
Manpowergroup Inc.	10,253	798,709

		1,343,539
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.04%
American Capital Agency Corp.	49,882	1,045,028
Annaly Capital Management Inc.	123,294	1,327,876
CBL & Associates Properties Inc.	21,994	373,678
Chimera Investment Corp.	133,013	415,001
DDR Corp.[b]	37,768	591,825
Duke Realty Corp.	42,285	664,297
Hospitality Properties Trust	19,201	493,466
Retail Properties of America Inc. Class A	24,165	318,736
Starwood Property Trust Inc.	25,344	765,389
Two Harbors Investment Corp.	47,329	465,244

		6,460,540
ROAD & RAIL — 1.28%
Avis Budget Group Inc.[a]	14,026	528,921
Hertz Global Holdings Inc.[a]	58,416	1,519,984

		2,048,905
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.76%
First Solar Inc.[a]	9,166	463,616
Lam Research Corp.[a]	21,148	1,070,300
Marvell Technology Group Ltd.	53,035	791,813
ON Semiconductor Corp.[a]	58,419	488,383

		2,814,112

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

SOFTWARE — 0.85%
CA Inc.	42,284	$1,356,471

		1,356,471
SPECIALTY RETAIL — 1.71%
Best Buy Co. Inc.	35,441	834,281
GameStop Corp. Class A	15,173	532,117
Penske Automotive Group Inc.	5,488	235,490
Staples Inc.	86,010	1,131,892

		2,733,780
THRIFTS & MORTGAGE FINANCE — 0.93%
Hudson City Bancorp Inc.	61,726	558,003
New York Community Bancorp Inc.	57,222	926,424

		1,484,427
TRADING COMPANIES & DISTRIBUTORS — 0.71%
HD Supply Holdings Inc.[a]	7,211	154,820
United Rentals Inc.[a]	12,102	979,536

		1,134,356
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
United States Cellular Corp.	1,742	77,153

		77,153

TOTAL COMMON STOCKS
(Cost: $137,257,909)		159,955,670

SHORT-TERM INVESTMENTS — 1.81%

MONEY MARKET FUNDS — 1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,559,445	2,559,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	144,068	144,068

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	190,086	$190,086

		2,893,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,893,599)		2,893,599

TOTAL INVESTMENTS IN SECURITIES — 101.84%
(Cost: $140,151,508)		162,849,269

SHORT POSITIONS[f] — (0.09)%

COMMON STOCKS — (0.09)%
Starwood Waypoint Residential Trust[a]	(5,068)	(148,242)

		(148,242)

TOTAL SHORT POSITIONS
(Proceeds: $148,242)		(148,242)
Other Assets, Less Liabilities — (1.75)%		(2,797,858)

NET ASSETS — 100.00%		$159,903,169

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

46

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 1.95%
Cubic Corp.	9,761	$483,462
DigitalGlobe Inc.[a]	32,120	1,226,342
Orbital Sciences Corp.[a]	28,601	699,294
Teledyne Technologies Inc.[a]	17,576	1,614,707

		4,023,805
AIRLINES — 0.78%
Spirit Airlines Inc.[a]	34,147	1,601,494

		1,601,494
AUTO COMPONENTS — 0.24%
Drew Industries Inc.	10,404	500,328

		500,328
AUTOMOBILES — 0.52%
Thor Industries Inc.	21,042	1,080,928

		1,080,928
BIOTECHNOLOGY — 1.11%
Lexicon Pharmaceuticals Inc.[a]	106,255	195,509
MannKind Corp.[a,b]	97,043	525,973
Myriad Genetics Inc.[a,b]	35,233	973,488
PDL BioPharma Inc.	66,472	604,895

		2,299,865
BUILDING PRODUCTS — 0.27%
Nortek Inc.[a]	7,323	550,763

		550,763
CAPITAL MARKETS — 0.34%
GAMCO Investors Inc. Class A	2,052	165,781
Walter Investment Management Corp.[a,b]	17,572	541,921

		707,702
CHEMICALS — 3.30%
Cytec Industries Inc.	16,678	1,500,520
H.B. Fuller Co.	23,722	1,104,971
Innophos Holdings Inc.	10,469	488,588
Innospec Inc.	11,325	485,163
Intrepid Potash Inc.[a]	25,862	380,171
Kronos Worldwide Inc.	9,297	143,918
Minerals Technologies Inc.	16,224	838,456
PolyOne Corp.	45,088	1,603,329
Taminco Corp.[a,b]	12,843	258,273

		6,803,389

Security	Shares	Value

COMMERCIAL BANKS — 5.62%
Bank of the Ozarks Inc.	15,226	$965,328
BankUnited Inc.	35,087	1,091,206
Capital Bank Financial Corp.[a]	22,579	520,446
Columbia Banking System Inc.	24,266	633,585
First Financial Bankshares Inc.	14,293	874,303
First Financial Holdings Inc.	11,387	700,870
Glacier Bancorp Inc.	34,986	924,680
National Bank Holdings Corp. Class A	18,737	364,997
PacWest Bancorp	18,193	729,721
PrivateBancorp Inc.	30,715	878,142
Texas Capital Bancshares Inc.[a]	19,250	1,144,797
UMB Financial Corp.	17,610	1,044,097
Umpqua Holdings Corp.	52,652	924,569
Western Alliance Bancorp[a]	35,786	802,322

		11,599,063
COMMERCIAL SERVICES & SUPPLIES — 1.73%
Covanta Holding Corp.	61,409	1,105,362
G&K Services Inc. Class A	9,405	525,646
Mine Safety Appliances Co.	14,916	751,468
Steelcase Inc. Class A	28,949	427,577
UniFirst Corp.	7,173	758,903

		3,568,956
COMMUNICATIONS EQUIPMENT — 4.57%
ADTRAN Inc.	27,274	692,487
ARRIS Group Inc.[a]	54,078	1,400,620
Ciena Corp.[a]	48,511	1,131,762
Finisar Corp.[a,b]	45,092	1,069,131
Infinera Corp.[a]	55,809	486,655
JDS Uniphase Corp.[a]	109,667	1,457,474
Plantronics Inc.	20,597	884,229
Polycom Inc.[a]	67,498	805,251
Riverbed Technology Inc.[a]	76,225	1,503,157

		9,430,766
CONSTRUCTION & ENGINEERING — 1.86%
EMCOR Group Inc.	31,611	1,343,784
Foster Wheeler AGa	46,122	1,382,737
Granite Construction Inc.	17,171	571,623
Primoris Services Corp.	16,708	530,813

		3,828,957
CONSTRUCTION MATERIALS — 0.37%
Texas Industries Inc.[a,b]	10,141	762,806

		762,806
CONSUMER FINANCE — 0.76%
Encore Capital Group Inc.[a,b]	11,131	529,724
Nelnet Inc. Class A	8,460	315,135
Springleaf Holdings Inc.[a,b]	10,235	245,231
World Acceptance Corp.[a,b]	5,044	482,660

		1,572,750

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.40%
Ascent Media Corp. Class Aa	6,088	$435,596
Education Management Corp.[a]	8,328	57,713
Weight Watchers International Inc.[b]	12,652	341,984

		835,293
ELECTRICAL EQUIPMENT — 2.55%
AZZ Inc.	12,134	507,322
EnerSys Inc.	22,211	1,511,681
Franklin Electric Co. Inc.	18,435	734,450
Generac Holdings Inc.	32,307	1,554,936
GrafTech International Ltd.[a,b]	55,843	572,391
II-VI Inc.[a]	25,429	388,301

		5,269,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.71%
Belden Inc.	20,373	1,318,337
Coherent Inc.[a]	11,705	782,362
InvenSense Inc.[a,b]	24,518	482,759
Littelfuse Inc.	10,552	944,404

		3,527,862
ENERGY EQUIPMENT & SERVICES — 2.38%
Bristow Group Inc.	17,263	1,239,311
C&J Energy Services Inc.[a,b]	21,580	504,541
Forum Energy Technologies Inc.[a]	25,003	628,075
GulfMark Offshore Inc. Class A	11,728	499,144
Hercules Offshore Inc.[a]	74,633	371,672
Key Energy Services Inc.[a]	60,489	440,965
Newpark Resources Inc.[a]	41,670	473,371
SEACOR Holdings Inc.[a]	8,935	752,148

		4,909,227
FOOD & STAPLES RETAILING — 0.85%
Casey’s General Stores Inc.	18,061	1,240,249
Susser Holdings Corp.[a,b]	8,572	522,720

		1,762,969
FOOD PRODUCTS — 2.88%
J&J Snack Foods Corp.	6,916	609,300
Lancaster Colony Corp.	9,151	795,405
Post Holdings Inc.[a]	15,427	825,807
Snyders-Lance Inc.	23,169	618,844
TreeHouse Foods Inc.[a]	17,107	1,126,325
WhiteWave Foods Co. Class Aa	81,448	1,971,856

		5,947,537
GAS UTILITIES — 0.39%
South Jersey Industries Inc.	15,173	809,328

		809,328
HEALTH CARE EQUIPMENT & SUPPLIES — 2.34%
Analogic Corp.	5,908	565,100
Hill-Rom Holdings Inc.	27,603	1,001,161

Security	Shares	Value

Integra LifeSciences Holdings Corp.[a]	11,173	$519,098
NuVasive Inc.[a]	21,085	789,422
Steris Corp.	27,734	1,272,713
Wright Medical Group Inc.[a]	22,124	672,791

		4,820,285
HEALTH CARE PROVIDERS & SERVICES — 2.53%
AmSurg Corp.[a]	15,265	637,314
Centene Corp.[a]	25,757	1,560,874
Chemed Corp.[b]	8,358	659,613
Hanger Inc.[a]	16,485	557,358
Molina Healthcare Inc.[a]	13,257	477,252
VCA Antech Inc.[a]	41,807	1,335,316

		5,227,727
HEALTH CARE TECHNOLOGY — 0.18%
Quality Systems Inc.	20,508	377,552

		377,552
HOTELS, RESTAURANTS & LEISURE — 4.20%
Brinker International Inc.	31,421	1,519,520
Choice Hotels International Inc.	14,938	724,941
Churchill Downs Inc.	5,979	532,789
Cracker Barrel Old Country Store Inc.	11,180	1,106,932
DineEquity Inc.	7,667	596,569
International Speedway Corp. Class A	13,034	437,551
Jack in the Box Inc.[a]	20,055	1,014,181
Marriott Vacations Worldwide Corp.[a]	14,394	689,185
Pinnacle Entertainment Inc.[a]	23,873	521,625
Scientific Games Corp. Class Aa	22,712	319,785
Wendy’s Co. (The)	132,490	1,201,684

		8,664,762
HOUSEHOLD DURABLES — 1.85%
Helen of Troy Ltd.[a]	14,213	782,284
La-Z-Boy Inc.	24,787	667,266
Ryland Group Inc. (The)	21,741	970,518
Tempur Sealy International Inc.[a]	28,349	1,397,322

		3,817,390
HOUSEHOLD PRODUCTS — 0.37%
Spectrum Brands Holdings Inc.	10,172	765,443

		765,443
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.56%
Dynegy Inc.[a,b]	46,290	942,464
Ormat Technologies Inc.	8,323	205,162

		1,147,626
INSURANCE — 2.33%
AmTrust Financial Services Inc.[b]	14,312	461,991
Endurance Specialty Holdings Ltd.	20,824	1,090,969
Enstar Group Ltd.[a]	4,230	524,351
MBIA Inc.[a]	67,154	734,665
Montpelier Re Holdings Ltd.[b]	20,443	569,747
Platinum Underwriters Holdings Ltd.	13,187	749,549

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

RLI Corp.	16,236	$676,392

		4,807,664
INTERNET & CATALOG RETAIL — 0.42%
HSN Inc.	15,701	859,944

		859,944
INTERNET SOFTWARE & SERVICES — 1.51%
AOL Inc.[a]	36,863	1,698,647
VistaPrint NVa,b	14,387	703,237
Web.com Group Inc.[a]	21,244	718,047

		3,119,931
IT SERVICES — 3.49%
CoreLogic Inc.[a]	43,918	1,398,788
EPAM Systems Inc.[a]	11,307	462,456
Euronet Worldwide Inc.[a]	22,214	952,092
EVERTEC Inc.	32,399	781,788
Heartland Payment Systems Inc.	17,421	751,019
iGATE Corp.[a]	13,909	469,429
MoneyGram International Inc.[a]	10,082	186,517
NeuStar Inc. Class Aa	15,201	515,162
TeleTech Holdings Inc.[a]	9,000	196,380
VeriFone Systems Inc.[a]	51,444	1,492,391

		7,206,022
LIFE SCIENCES TOOLS & SERVICES — 0.62%
Charles River Laboratories International Inc.[a]	22,685	1,282,383

		1,282,383
MACHINERY — 4.10%
Actuant Corp. Class A	34,289	1,173,370
Albany International Corp. Class A	13,458	465,243
Barnes Group Inc.	21,661	810,988
CLARCOR Inc.	23,571	1,306,305
Mueller Industries Inc.	13,327	829,472
Mueller Water Products Inc. Class A	75,041	651,356
Tennant Co.	8,779	562,997
TriMas Corp.[a]	19,992	695,722
Watts Water Technologies Inc. Class A	13,490	755,710
Woodward Inc.	28,443	1,218,782

		8,469,945
MEDIA — 0.94%
CTC Media Inc.	26,955	308,904
Meredith Corp.	17,494	800,875
New York Times Co. (The) Class A	59,231	837,527

		1,947,306
METALS & MINING — 1.59%
AMCOL International Corp.	11,685	398,108
Hecla Mining Co.	160,115	485,148
Kaiser Aluminum Corp.	8,901	621,379
Stillwater Mining Co.[a,b]	56,478	708,234
SunCoke Energy Inc.[a]	32,925	730,277
Walter Energy Inc.[b]	29,254	332,325

		3,275,471

Security	Shares	Value

MULTILINE RETAIL — 0.08%
Burlington Stores Inc.[a,b]	6,412	$164,019

		164,019
OIL, GAS & CONSUMABLE FUELS — 4.92%
Bill Barrett Corp.[a,b]	23,223	650,476
Carrizo Oil & Gas Inc.[a]	19,510	801,861
Crosstex Energy Inc.	20,325	762,188
Energy XXI (Bermuda) Ltd.	35,766	820,830
EPL Oil & Gas Inc.[a]	15,900	427,233
EXCO Resources Inc.[b]	78,982	405,178
Gran Tierra Energy Inc.[a]	128,213	968,008
PDC Energy Inc.[a]	16,809	838,097
SandRidge Energy Inc.[a,b]	168,629	1,037,068
SemGroup Corp. Class A	20,026	1,236,806
Targa Resources Corp.	13,581	1,226,228
Teekay Corp.	18,020	976,143

		10,150,116
PAPER & FOREST PRODUCTS — 1.54%
Clearwater Paper Corp.[a]	10,025	570,924
KapStone Paper and Packaging Corp.[a]	37,742	1,055,644
Resolute Forest Products Inc.[a]	44,606	860,896
Schweitzer-Mauduit International Inc.	14,864	685,676

		3,173,140
PERSONAL PRODUCTS — 0.16%
Elizabeth Arden Inc.[a]	12,037	326,443

		326,443
PROFESSIONAL SERVICES — 0.62%
Huron Consulting Group Inc.[a]	10,991	728,044
Korn/Ferry International[a]	23,500	551,310

		1,279,354
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.51%
Chesapeake Lodging Trust	23,572	573,978
Corporate Office Properties Trust[b]	41,127	1,022,006
Cousins Properties Inc.	83,038	892,659
DiamondRock Hospitality Co.	91,930	1,064,549
DuPont Fabros Technology Inc.[b]	30,507	792,877
EastGroup Properties Inc.	14,427	856,098
EPR Properties	24,258	1,239,099
Equity One Inc.	29,964	678,984
First Industrial Realty Trust Inc.	47,255	810,896
Franklin Street Properties Corp.[b]	41,532	497,969
GEO Group Inc. (The)	31,617	1,058,537
Healthcare Realty Trust Inc.	45,094	1,033,554
LaSalle Hotel Properties	48,747	1,499,458
Lexington Realty Trust	76,411	826,003
LTC Properties Inc.	16,481	625,454
Medical Properties Trust Inc.	76,001	1,008,533
National Health Investors Inc.[b]	13,429	845,624
Post Properties Inc.	25,463	1,194,979

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Potlatch Corp.	19,116	$764,640
Ramco-Gershenson Properties Trust[b]	31,730	506,728
Sunstone Hotel Investors Inc.	85,918	1,102,328
Washington Real Estate Investment Trust	31,420	732,086

		19,627,039
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
St. Joe Co. (The)[a,b]	37,236	669,131

		669,131
ROAD & RAIL — 1.57%
Con-way Inc.	26,763	1,029,573
Heartland Express Inc.	22,606	476,082
Knight Transportation Inc.	28,524	608,988
Swift Transportation Co.[a,b]	51,554	1,123,877

		3,238,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.06%
Atmel Corp.[a]	200,212	1,673,772
Entegris Inc.[a]	65,568	689,775
International Rectifier Corp.[a]	33,468	870,503
Intersil Corp. Class A	60,359	684,471
MKS Instruments Inc.	25,132	757,227
Monolithic Power Systems Inc.[a]	16,530	540,366
Power Integrations Inc.	14,103	835,321
RF Micro Devices Inc.[a]	133,633	712,264
SunEdison Inc.[a]	115,346	1,604,463
Synaptics Inc.[a]	15,575	908,957
Tessera Technologies Inc.	22,850	453,572
Veeco Instruments Inc.[a,b]	18,589	706,568

		10,437,259
SOFTWARE — 2.00%
Compuware Corp.	101,775	1,031,999
Mentor Graphics Corp.	45,796	952,557
Take-Two Interactive Software Inc.[a]	43,563	835,538
Zynga Inc. Class Aa	296,376	1,304,054

		4,124,148
SPECIALTY RETAIL — 5.88%
Aaron’s Inc.	35,902	965,405
Abercrombie & Fitch Co. Class A	35,880	1,269,434
American Eagle Outfitters Inc.	80,140	1,084,294
ANN INC.[a]	21,678	701,067
Asbury Automotive Group Inc.[a]	14,649	688,796
Buckle Inc. (The)[b]	13,298	589,367
Children’s Place Retail Stores Inc. (The)[a,b]	10,579	557,196
Express Inc.[a]	39,620	686,218
Finish Line Inc. (The) Class A	23,319	598,132
Genesco Inc.[a,b]	11,302	793,627
Jos. A. Bank Clothiers Inc.[a]	13,233	743,959
Lithia Motors Inc. Class A	10,679	601,121
Mattress Firm Holding Corp.[a]	6,979	284,045
Outerwall Inc.[a,b]	13,050	839,246
Pier 1 Imports Inc.	48,781	932,205
Select Comfort Corp.[a]	26,378	431,808
Sonic Automotive Inc. Class A	16,018	359,284

		12,125,204

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.55%
Columbia Sportswear Co.	5,964	$443,423
Deckers Outdoor Corp.[a]	16,272	1,268,403
Fifth & Pacific Companies Inc.[a]	57,798	1,658,803
G-III Apparel Group Ltd.[a]	7,858	549,824
Iconix Brand Group Inc.[a,b]	24,307	904,220
Quiksilver Inc.[a,b]	61,028	430,247

		5,254,920
THRIFTS & MORTGAGE FINANCE — 0.68%
Capitol Federal Financial Inc.	64,232	768,857
Northwest Bancshares Inc.	44,585	626,865

		1,395,722
TRADING COMPANIES & DISTRIBUTORS — 2.97%
Applied Industrial Technologies Inc.	19,837	1,002,562
Beacon Roofing Supply Inc.[a]	23,095	872,760
GATX Corp.	21,713	1,257,183
MRC Global Inc.[a]	47,691	1,331,533
Rush Enterprises Inc. Class Aa,b	16,965	468,912
Watsco Inc.	12,719	1,203,472

		6,136,422
TRANSPORTATION INFRASTRUCTURE — 0.21%
Wesco Aircraft Holdings Inc.[a]	19,556	437,077

		437,077
WATER UTILITIES — 0.25%
American States Water Co.	18,425	523,270

		523,270

TOTAL COMMON STOCKS
(Cost: $178,282,568)		206,244,104

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Community Health Systems Inc.[a]	123,531	4,941

		4,941

TOTAL RIGHTS
(Cost: $8,030)		4,941

SHORT-TERM INVESTMENTS — 9.43%

MONEY MARKET FUNDS — 9.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	18,318,882	18,318,882

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,031,145	$1,031,145
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	109,072	109,072

		19,459,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,459,099)		19,459,099

TOTAL INVESTMENTS IN SECURITIES — 109.36%
(Cost: $197,749,697)		225,708,144
Other Assets, Less Liabilities — (9.36)%		(19,315,974)

NET ASSETS — 100.00%		$206,392,170

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 0.69%
HEICO Corp.	17,503	$931,510

		931,510
AIR FREIGHT & LOGISTICS — 0.65%
Forward Air Corp.	9,507	423,442
Hub Group Inc. Class Aa	10,869	450,520

		873,962
AIRLINES — 0.31%
Allegiant Travel Co.	4,557	415,006

		415,006
AUTO COMPONENTS — 0.36%
Dorman Products Inc.[a]	9,401	490,356

		490,356
BEVERAGES — 0.42%
Boston Beer Co. Inc. (The) Class Aa	2,709	564,312

		564,312
BIOTECHNOLOGY — 4.98%
ACADIA Pharmaceuticals Inc.[a]	23,977	558,664
Acorda Therapeutics Inc.[a]	12,827	376,472
Aegerion Pharmaceuticals Inc.[a]	7,627	457,467
Celldex Therapeutics Inc.[a]	27,350	705,083
Cepheid Inc.[a,b]	21,056	1,113,020
Halozyme Therapeutics Inc.[a,b]	29,029	454,594
ImmunoGen Inc.[a]	26,513	397,430
InterMune Inc.[a,b]	27,468	366,698
Ironwood Pharmaceuticals Inc. Class Aa	33,012	457,876
NPS Pharmaceuticals Inc.[a]	29,156	1,043,202
Sarepta Therapeutics Inc.[a,b]	10,854	264,621
Synageva BioPharma Corp.[a,b]	5,917	535,962

		6,731,089
BUILDING PRODUCTS — 1.04%
Armstrong World Industries Inc.[a]	12,104	673,951
Simpson Manufacturing Co. Inc.	12,621	411,445
Trex Co. Inc.[a]	4,662	327,878

		1,413,274
CAPITAL MARKETS — 2.82%
Cohen & Steers Inc.	5,773	208,232
Evercore Partners Inc. Class A	10,187	568,842
Financial Engines Inc.	15,647	953,215
Greenhill & Co. Inc.	8,104	421,003
Stifel Financial Corp.[a]	18,302	826,335
Virtus Investment Partners Inc.[a]	2,176	396,598

Security	Shares	Value

WisdomTree Investments Inc.[a]	30,896	$436,252

		3,810,477
CHEMICALS — 0.38%
Balchem Corp.	9,358	510,198

		510,198
COMMERCIAL BANKS — 0.67%
Home Bancshares Inc.	14,741	454,612
Investors Bancorp Inc.	17,991	456,432

		911,044
COMMERCIAL SERVICES & SUPPLIES — 1.81%
Healthcare Services Group Inc.	21,670	587,907
Herman Miller Inc.	18,311	513,257
HNI Corp.	14,049	482,021
Interface Inc.	18,122	379,656
Mobile Mini Inc.[a]	12,646	489,021

		2,451,862
COMMUNICATIONS EQUIPMENT — 2.44%
Aruba Networks Inc.[a]	34,175	673,589
InterDigital Inc.	12,806	368,173
Ixia[a]	17,503	223,864
Palo Alto Networks Inc.[a]	14,174	842,644
Ruckus Wireless Inc.[a]	16,433	220,695
Ubiquiti Networks Inc.[a]	4,900	201,880
ViaSat Inc.[a,b]	13,018	774,701

		3,305,546
COMPUTERS & PERIPHERALS — 0.70%
Electronics For Imaging Inc.[a]	14,603	618,729
Fusion-io Inc.[a]	29,482	324,302

		943,031
CONSTRUCTION & ENGINEERING — 0.50%
MasTec Inc.[a]	18,703	672,186

		672,186
CONSUMER FINANCE — 1.20%
Credit Acceptance Corp.[a]	2,924	406,962
First Cash Financial Services Inc.[a]	8,973	440,933
Portfolio Recovery Associates Inc.[a]	15,443	775,548

		1,623,443
DISTRIBUTORS — 0.57%
Pool Corp.	14,259	772,553

		772,553
DIVERSIFIED CONSUMER SERVICES — 2.08%
Bright Horizons Family Solutions Inc.[a,b]	6,069	223,036
Grand Canyon Education Inc.[a]	13,965	611,946
Hillenbrand Inc.	19,503	527,946
LifeLock Inc.[a]	20,781	424,140
Sotheby’s	21,327	1,021,990

		2,809,058

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.54%
MarketAxess Holdings Inc.	11,680	$732,803

		732,803

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.41%
Cogent Communications Group Inc.	13,508	558,826

		558,826

ELECTRIC UTILITIES — 0.18%
NRG Yield Inc. Class A	6,084	236,911

		236,911

ELECTRICAL EQUIPMENT — 0.35%
Polypore International Inc.[a,b]	14,470	479,680

		479,680

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.31%
Cognex Corp.	25,737	1,015,325
OSI Systems Inc.[a]	5,853	339,064
Universal Display Corp.[a,b]	12,789	415,387

		1,769,776

ENERGY EQUIPMENT & SERVICES — 1.82%
CARBO Ceramics Inc.	6,162	709,369
Geospace Technologies Corp.[a]	4,024	319,989
Hornbeck Offshore Services Inc.[a]	10,074	430,261
Pacific Drilling SAa	20,894	209,985
Tidewater Inc.	15,391	798,023

		2,467,627

FOOD & STAPLES RETAILING — 1.45%
Fresh Market Inc. (The)[a,b]	12,468	435,881
PriceSmart Inc.	5,343	485,679
United Natural Foods Inc.[a]	15,356	1,037,605

		1,959,165

FOOD PRODUCTS — 1.25%
B&G Foods Inc. Class A	16,592	543,720
Darling International Inc.[a]	49,104	960,474
Tootsie Roll Industries Inc.	6,306	191,324

		1,695,518

HEALTH CARE EQUIPMENT & SUPPLIES — 5.57%
ArthroCare Corp.[a]	8,820	400,252
Cantel Medical Corp.	10,347	328,000
Cyberonics Inc.[a]	7,639	510,285
DexCom Inc.[a]	20,723	838,453
Endologix Inc.[a]	19,775	316,400
Globus Medical Inc. Class Aa	17,021	398,291
Haemonetics Corp.[a]	15,996	606,089
HeartWare International Inc.[a]	4,600	456,366

Security	Shares	Value

Insulet Corp.[a,b]	16,930	$727,990
Masimo Corp.[a,b]	15,971	467,152
Neogen Corp.[a,b]	11,316	475,498
Thoratec Corp.[a]	17,686	617,949
Volcano Corp.[a]	17,067	358,236
West Pharmaceutical Services Inc.	21,676	1,028,526

		7,529,487
HEALTH CARE PROVIDERS & SERVICES — 2.06%
Acadia Healthcare Co. Inc.[a]	10,822	552,355
Air Methods Corp.[a]	10,908	560,998
MWI Veterinary Supply Inc.[a]	3,990	743,177
Team Health Holdings Inc.[a]	21,684	935,882

		2,792,412
HEALTH CARE TECHNOLOGY — 2.11%
Allscripts Healthcare Solutions Inc.[a]	49,301	816,425
HMS Holdings Corp.[a]	27,402	631,068
MedAssets Inc.[a]	19,218	423,565
Medidata Solutions Inc.[a]	15,614	985,243

		2,856,301
HOTELS, RESTAURANTS & LEISURE — 4.91%
Bally Technologies Inc.[a]	12,097	886,952
Boyd Gaming Corp.[a]	23,439	247,516
Buffalo Wild Wings Inc.[a]	5,830	827,044
Cheesecake Factory Inc. (The)	14,937	665,294
Diamond Resorts International Inc.[a]	4,900	85,750
Interval Leisure Group Inc.	12,295	324,588
Krispy Kreme Doughnuts Inc.[a]	20,430	352,417
Life Time Fitness Inc.[a]	12,178	501,246
Noodles & Co.[a,b]	3,284	119,373
Orient-Express Hotels Ltd. Class Aa	27,610	390,958
Papa John’s International Inc.	9,899	476,439
SeaWorld Entertainment Inc.	16,797	544,559
Texas Roadhouse Inc.	18,614	451,389
Vail Resorts Inc.	11,204	763,553

		6,637,078
HOUSEHOLD DURABLES — 0.71%
Meritage Homes Corp.[a]	11,218	544,858
Standard-Pacific Corp.[a]	46,478	409,007

		953,865
INDUSTRIAL CONGLOMERATES — 0.31%
Raven Industries Inc.	11,297	423,073

		423,073
INSURANCE — 0.58%
Greenlight Capital Re Ltd. Class Aa	9,048	290,712
Hilltop Holdings Inc.[a]	20,494	487,552

		778,264
INTERNET & CATALOG RETAIL — 1.08%
HomeAway Inc.[a]	19,555	799,017
RetailMeNot Inc.[a]	2,795	98,971
Shutterfly Inc.[a,b]	11,808	559,227

		1,457,215

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 4.98%
Bankrate Inc.[a]	12,608	$209,167
Benefitfocus Inc.[a,b]	1,514	98,637
Conversant Inc.[a]	19,482	418,863
Cornerstone OnDemand Inc.[a]	14,052	801,667
Dealertrack Technologies Inc.[a,b]	13,627	635,699
Demandware Inc.[a]	8,348	531,601
Envestnet Inc.[a,b]	8,920	381,330
Gogo Inc.[a,b]	3,381	68,938
j2 Global Inc.	13,606	617,032
Marketo Inc.[a]	5,550	227,217
NIC Inc.	18,564	403,581
OpenTable Inc.[a,b]	7,224	543,823
Shutterstock Inc.[a,b]	3,262	262,950
Trulia Inc.[a,b]	10,583	365,431
WebMD Health Corp.[a]	11,945	572,165
Zillow Inc. Class Aa,b	7,316	600,644

		6,738,745

IT SERVICES — 2.15%
Acxiom Corp.[a]	23,318	838,515
Blackhawk Network Holdings Inc.[a,b]	3,037	79,904
Cardtronics Inc.[a]	13,971	538,163
MAXIMUS Inc.	21,275	901,422
Sapient Corp.[a]	34,382	551,143

		2,909,147

LEISURE EQUIPMENT & PRODUCTS — 0.34%
Sturm, Ruger & Co. Inc.[b]	6,007	457,553

		457,553

LIFE SCIENCES TOOLS & SERVICES — 1.83%
Bruker Corp.[a]	33,807	687,973
PAREXEL International Corp.[a]	17,540	856,127
TECHNE Corp.	10,299	935,870

		2,479,970

MACHINERY — 3.26%
Chart Industries Inc.[a]	9,430	805,699
CIRCOR International Inc.	5,462	393,373
EnPro Industries Inc.[a]	6,505	471,873
Hyster-Yale Materials Handling Inc.	3,529	302,647
Lindsay Corp.[b]	3,998	339,830
Proto Labs Inc.[a,b]	6,324	501,873
RBC Bearings Inc.[a]	7,168	464,773
Toro Co. (The)	17,741	1,124,070

		4,404,138

MEDIA — 1.90%
Cumulus Media Inc. Class Aa	30,011	200,774
DreamWorks Animation SKG Inc. Class Aa	22,109	745,958
E.W. Scripps Co. (The) Class Aa	9,382	172,723
Loral Space & Communications Inc.[a]	4,129	306,991
Nexstar Broadcasting Group Inc.	8,969	430,960

Security	Shares	Value

Sinclair Broadcast Group Inc. Class A	22,706	$713,422

		2,570,828

METALS & MINING — 2.43%
Carpenter Technology Corp.	16,442	955,444
Compass Minerals International Inc.	10,392	817,019
Globe Specialty Metals Inc.	20,123	351,750
US Silica Holdings Inc.	16,579	491,070
Worthington Industries Inc.	16,444	666,640

		3,281,923

OFFICE ELECTRONICS — 0.63%
Zebra Technologies Corp. Class Aa	15,604	857,596

		857,596

OIL, GAS & CONSUMABLE FUELS — 3.05%
Approach Resources Inc.[a]	10,908	219,142
Athlon Energy Inc.[a]	4,814	146,827
Bonanza Creek Energy Inc.[a]	8,887	361,790
Clean Energy Fuels Corp.[a,b]	20,814	248,311
Diamondback Energy Inc.[a]	12,566	653,181
Halcon Resources Corp.[a,b]	78,386	264,161
Kodiak Oil & Gas Corp.[a]	82,576	876,131
Magnum Hunter Resources Corp.[a]	50,427	421,065
Matador Resources Co.[a]	16,915	328,828
Rex Energy Corp.[a]	13,324	251,024
Sanchez Energy Corp.[a,b]	12,668	348,243

		4,118,703

PAPER & FOREST PRODUCTS — 0.57%
Louisiana-Pacific Corp.[a]	43,806	767,919

		767,919

PHARMACEUTICALS — 2.50%
Akorn Inc.[a,b]	22,137	502,510
Impax Laboratories Inc.[a]	20,083	464,721
Medicines Co. (The)[a]	19,842	689,708
Nektar Therapeutics[a]	38,766	527,217
Pacira Pharmaceuticals Inc.[a,b]	10,411	713,466
Prestige Brands Holdings Inc.[a]	16,055	485,824

		3,383,446

PROFESSIONAL SERVICES — 1.83%
Advisory Board Co. (The)[a,b]	11,189	708,376
Corporate Executive Board Co. (The)	10,433	762,652
On Assignment Inc.[a]	14,375	426,650
WageWorks Inc.[a]	9,236	574,387

		2,472,065

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.07%
Acadia Realty Trust	17,247	438,936
Alexander’s Inc.	652	221,569
American Assets Trust Inc.	8,925	298,720
Chambers Street Properties	73,408	568,178
CubeSmart	40,165	661,919
Education Realty Trust Inc.[b]	35,633	321,766

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

Empire State Realty Trust Inc. Class A	24,795	$363,495
Glimcher Realty Trust	45,039	385,534
Healthcare Trust of America Inc. Class A	53,809	577,370
Hersha Hospitality Trust	59,785	324,632
Hudson Pacific Properties Inc.	15,504	336,902
Parkway Properties Inc.	21,088	374,101
Pebblebrook Hotel Trust	19,106	575,664
PS Business Parks Inc.	6,205	487,527
RLJ Lodging Trust	38,083	951,313
Ryman Hospitality Properties Inc.	15,685	648,732
Sabra Healthcare REIT Inc.	11,763	340,304
Sovran Self Storage Inc.[b]	9,938	674,890
Strategic Hotels & Resorts Inc.[a]	56,164	522,887
Sun Communities Inc.[b]	10,435	487,836

		9,562,275
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
Alexander & Baldwin Inc.	13,251	518,247
Kennedy-Wilson Holdings Inc.	20,813	499,928

		1,018,175
ROAD & RAIL — 0.60%
Landstar System Inc.	14,191	815,131

		815,131
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.21%
Cavium Inc.[a]	16,134	599,701
Cirrus Logic Inc.[a,b]	19,724	345,367
Hittite Microwave Corp.[a]	9,786	561,227
Integrated Device Technology Inc.[a]	42,811	413,126
Semtech Corp.[a]	21,310	486,081
Silicon Laboratories Inc.[a]	12,316	581,808

		2,987,310
SOFTWARE — 10.40%
ACI Worldwide Inc.[a]	11,966	725,259
Advent Software Inc.	12,517	411,309
Blackbaud Inc.	14,214	489,814
Bottomline Technologies Inc.[a]	11,424	395,499
Fair Isaac Corp.	10,731	583,337
Fortinet Inc.[a]	42,621	903,565
Guidewire Software Inc.[a,b]	20,385	962,376
Infoblox Inc.[a]	14,776	518,342
Interactive Intelligence Group Inc.[a]	4,898	371,954
Manhattan Associates Inc.[a]	23,848	804,155
MicroStrategy Inc. Class Aa	2,808	352,966
NetScout Systems Inc.[a]	11,626	410,630
Pegasystems Inc.	5,406	245,649
Proofpoint Inc.[a]	6,916	279,960
PTC Inc.[a]	37,090	1,323,371
QLIK Technologies Inc.[a,b]	27,550	744,401
RealPage Inc.[a,b]	15,525	349,002
SolarWinds Inc.[a]	20,295	809,568
SS&C Technologies Holdings Inc.[a]	19,399	753,069
Synchronoss Technologies Inc.[a,b]	9,439	251,644
TiVo Inc.[a]	37,868	469,184
Tyler Technologies Inc.[a]	8,808	928,804
Verint Systems Inc.[a]	16,551	752,077

Security	Shares	Value

VirnetX Holding Corp.[a,b]	13,199	$237,054

		14,072,989
SPECIALTY RETAIL — 3.95%
Ascena Retail Group Inc.[a]	39,966	749,762
Chico’s FAS Inc.	49,291	818,231
Conn’s Inc.[a,b]	7,700	467,467
Five Below Inc.[a]	14,596	534,943
Hibbett Sports Inc.[a,b]	8,067	484,101
Lumber Liquidators Holdings Inc.[a]	8,566	762,288
Monro Muffler Brake Inc.	9,263	514,189
Restoration Hardware Holdings Inc.[a,b]	8,456	479,794
Tile Shop Holdings Inc. (The)[a,b]	7,682	108,547
Vitamin Shoppe Inc.[a]	9,442	423,190

		5,342,512
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
Movado Group Inc.	5,608	211,702
Oxford Industries Inc.	4,488	338,709
Steven Madden Ltd.[a]	18,305	596,560
Tumi Holdings Inc.[a]	15,003	300,510
Wolverine World Wide Inc.	31,221	871,066

		2,318,547
THRIFTS & MORTGAGE FINANCE — 0.77%
Essent Group Ltd.[a,b]	6,267	157,302
MGIC Investment Corp.[a]	104,841	890,100

		1,047,402
TOBACCO — 0.25%
Vector Group Ltd.	18,777	335,357

		335,357
TRADING COMPANIES & DISTRIBUTORS — 0.51%
Aircastle Ltd.	20,082	379,349
DXP Enterprises Inc.[a]	3,224	309,633

		688,982
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
RingCentral Inc. Class Aa	2,322	42,376

		42,376
TOTAL COMMON STOCKS
(Cost: $116,772,216)		135,229,997

SHORT-TERM INVESTMENTS — 9.87%

MONEY MARKET FUNDS — 9.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	12,524,451	12,524,451
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	704,984	704,984

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	111,585	$111,585

		13,341,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,341,020)		13,341,020

TOTAL INVESTMENTS IN SECURITIES — 109.85%
(Cost: $130,113,236)		148,571,017
Other Assets, Less Liabilities — (9.85)%		(13,316,681)

NET ASSETS — 100.00%		$135,254,336

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.15%

AEROSPACE & DEFENSE — 5.16%
AAR Corp.	30,203	$804,910
Alliant Techsystems Inc.	24,342	3,497,946
Curtiss-Wright Corp.	36,243	2,226,045
Esterline Technologies Corp.[a]	23,999	2,470,697
Exelis Inc.	143,987	2,820,705
Huntington Ingalls Industries Inc.	37,734	3,585,485
Moog Inc. Class Aa	34,719	2,085,223

		17,491,011

AIR FREIGHT & LOGISTICS — 0.32%
UTi Worldwide Inc.	69,947	1,095,370

		1,095,370

AIRLINES — 0.43%
JetBlue Airways Corp.[a,b]	166,076	1,454,826

		1,454,826

AUTO COMPONENTS — 2.15%
American Axle & Manufacturing Holdings Inc.[a]	52,239	972,690
Cooper Tire & Rubber Co.	46,342	1,084,403
Dana Holding Corp.	112,407	2,126,740
Federal-Mogul Corp. Class Aa,b	25,390	453,973
Tenneco Inc.[a]	46,528	2,644,652

		7,282,458

BUILDING PRODUCTS — 0.62%
USG Corp.[a,b]	69,000	2,111,400

		2,111,400

CAPITAL MARKETS — 1.18%
Federated Investors Inc. Class B	72,112	1,939,092
Janus Capital Group Inc.	114,286	1,256,003
KCG Holdings Inc. Class Aa	72,964	806,982

		4,002,077

CHEMICALS — 3.42%
Axiall Corp.	53,476	2,133,692
Cabot Corp.	45,612	2,219,936
Chemtura Corp.[a]	73,880	1,852,910
Olin Corp.	61,000	1,568,310
Sensient Technologies Corp.	38,331	1,875,153
Stepan Co.	14,490	918,521
Tronox Ltd. Class A	46,952	1,031,066

		11,599,588

COMMERCIAL BANKS — 12.97%
Associated Banc-Corp	124,383	2,048,588
BancorpSouth Inc.	63,961	1,507,561
Bank of Hawaii Corp.	34,086	1,935,403

Security	Shares	Value

BBCN Bancorp Inc.	60,911	$916,711
CapitalSource Inc.	150,707	2,069,207
Cathay General Bancorp	56,187	1,320,395
Community Bank System Inc.	30,973	1,102,639
CVB Financial Corp.	71,694	1,069,675
F.N.B. Corp.	121,323	1,436,464
First BanCorp (Puerto Rico)[a,b]	76,415	373,669
First Citizens BancShares Inc. Class A	5,554	1,228,767
First Horizon National Corp.	180,843	2,126,714
First Midwest Bancorp Inc.	57,335	915,640
Fulton Financial Corp.	147,380	1,820,143
Hancock Holding Co.	62,512	2,162,915
IBERIABANK Corp.	22,748	1,497,728
International Bancshares Corp.	43,741	1,023,977
MB Financial Inc.	42,069	1,182,139
National Penn Bancshares Inc.	89,038	924,214
Park National Corp.	9,887	774,152
Popular Inc.[a]	79,086	2,087,870
Sterling Financial Corp.	16,256	512,064
Susquehanna Bancshares Inc.	143,531	1,554,441
Synovus Financial Corp.	743,609	2,491,090
TCF Financial Corp.	126,181	2,031,514
Trustmark Corp.	51,356	1,220,219
United Bankshares Inc.	23,488	702,056
Valley National Bancorp	152,435	1,477,095
Webster Financial Corp.	69,139	2,097,677
Westamerica Bancorp	20,451	1,009,461
Wintrust Financial Corp.	30,514	1,337,429

		43,957,617

COMMERCIAL SERVICES & SUPPLIES — 3.01%
ABM Industries Inc.	39,367	1,049,524
Brink’s Co. (The)	37,028	1,171,566
Deluxe Corp.	38,672	1,877,526
Quad Graphics Inc.	19,901	456,330
R.R. Donnelley & Sons Co.	138,962	2,566,628
Tetra Tech Inc.[a]	49,024	1,446,698
United Stationers Inc.	30,463	1,262,082
West Corp.	16,748	387,214

		10,217,568

COMMUNICATIONS EQUIPMENT — 0.28%
NETGEAR Inc.[a,b]	29,777	950,184

		950,184

COMPUTERS & PERIPHERALS — 1.26%
Diebold Inc.	48,723	1,636,606
Lexmark International Inc. Class A	47,390	1,857,214
QLogic Corp.[a]	66,164	765,517

		4,259,337

CONSTRUCTION & ENGINEERING — 0.63%
AECOM Technology Corp.[a]	75,130	2,153,977

		2,153,977

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

CONSUMER FINANCE — 0.23%
Cash America International Inc.	21,477	$788,850

		788,850
CONTAINERS & PACKAGING — 1.69%
Berry Plastics Group Inc.[a]	59,052	1,316,860
Graphic Packaging Holding Co.[a]	178,248	1,693,356
Greif Inc. Class A	23,361	1,182,767
Silgan Holdings Inc.	33,412	1,531,272

		5,724,255
DIVERSIFIED CONSUMER SERVICES — 1.45%
Apollo Education Group Inc.[a]	76,348	2,465,277
DeVry Education Group Inc.	43,456	1,570,500
Matthews International Corp. Class A	20,974	891,814

		4,927,591
DIVERSIFIED FINANCIAL SERVICES — 0.29%
PHH Corp.[a,b]	41,261	1,001,405

		1,001,405
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.09%
Intelsat SAa,b	14,746	294,625

		294,625
ELECTRIC UTILITIES — 5.16%
ALLETE Inc.	28,325	1,415,684
Cleco Corp.	46,254	2,259,971
El Paso Electric Co.	30,912	1,126,124
Hawaiian Electric Industries Inc.	76,254	1,984,129
IDACORP Inc.	38,454	2,027,679
MGE Energy Inc.	17,751	1,010,742
Otter Tail Corp.	27,932	777,627
PNM Resources Inc.	60,835	1,499,583
Portland General Electric Co.	59,802	1,804,824
UIL Holdings Corp.	43,091	1,666,329
UNS Energy Corp.	31,808	1,904,663

		17,477,355
ELECTRICAL EQUIPMENT — 0.61%
Brady Corp. Class A	35,948	983,537
General Cable Corp.	38,096	1,086,879

		2,070,416
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.00%
Anixter International Inc.	20,438	1,792,821
AVX Corp.	36,234	468,143
Benchmark Electronics Inc.[a]	41,516	943,659
Ingram Micro Inc. Class Aa	117,849	2,948,582
Itron Inc.[a,b]	29,943	1,209,098
Plexus Corp.[a]	25,889	1,012,260
Sanmina Corp.[a]	64,652	1,080,982
SYNNEX Corp.[a]	20,162	1,132,096
Tech Data Corp.[a]	28,836	1,554,837

Security	Shares	Value

Vishay Intertechnology Inc.[a]	103,593	$1,406,793

		13,549,271
ENERGY EQUIPMENT & SERVICES — 1.85%
Exterran Holdings Inc.[a]	44,762	1,555,032
Helix Energy Solutions Group Inc.[a]	75,053	1,530,331
McDermott International Inc.[a,b]	180,637	1,506,512
Unit Corp.[a]	33,347	1,666,350

		6,258,225
FOOD & STAPLES RETAILING — 0.71%
Andersons Inc. (The)	13,491	1,116,245
SUPERVALU Inc.[a]	150,619	870,578
Weis Markets Inc.	8,501	418,419

		2,405,242
FOOD PRODUCTS — 1.39%
Cal-Maine Foods Inc.	11,425	575,592
Dean Foods Co.[a]	72,049	1,138,374
Fresh Del Monte Produce Inc.[b]	27,879	737,678
Pinnacle Foods Inc.	41,163	1,111,401
Sanderson Farms Inc.	15,459	1,149,377

		4,712,422
GAS UTILITIES — 2.57%
Laclede Group Inc. (The)	23,303	1,069,375
New Jersey Resources Corp.	32,096	1,463,577
Northwest Natural Gas Co.	20,409	848,198
Piedmont Natural Gas Co.	58,140	1,919,783
Southwest Gas Corp.	35,492	1,906,985
WGL Holdings Inc.	39,509	1,492,650

		8,700,568
HEALTH CARE EQUIPMENT & SUPPLIES — 0.66%
Alere Inc.[a]	58,890	2,231,931

		2,231,931
HEALTH CARE PROVIDERS & SERVICES — 3.42%
Health Net Inc.[a]	60,863	2,001,784
HealthSouth Corp.	66,914	2,082,364
LifePoint Hospitals Inc.[a]	36,003	1,908,519
Magellan Health Services Inc.[a]	20,705	1,238,780
Owens & Minor Inc.[b]	48,368	1,675,468
Select Medical Holdings Corp.	46,123	498,128
WellCare Health Plans Inc.[a]	33,441	2,177,343

		11,582,386
HOTELS, RESTAURANTS & LEISURE — 0.73%
Bloomin’ Brands Inc.[a]	34,247	786,654
Bob Evans Farms Inc.	20,906	1,050,526
Caesars Entertainment Corp.[a,b]	28,314	623,191

		2,460,371
HOUSEHOLD DURABLES — 0.77%
KB Home	63,507	1,228,225

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

M.D.C. Holdings Inc.	29,868	$922,623
Taylor Morrison Home Corp. Class Aa	21,665	458,215

		2,609,063
HOUSEHOLD PRODUCTS — 0.09%
Harbinger Group Inc.[a,b]	25,471	302,596

		302,596
INSURANCE — 6.75%
American Equity Investment Life Holding Co.	52,818	1,159,355
American National Insurance Co.	3,532	367,328
Argo Group International Holdings Ltd.	20,461	920,540
Aspen Insurance Holdings Ltd.	50,242	1,954,414
CNO Financial Group Inc.	169,756	2,875,667
FBL Financial Group Inc. Class A	8,155	315,028
First American Financial Corp.	80,897	2,096,850
Hanover Insurance Group Inc. (The)	33,589	1,865,197
Kemper Corp.	39,126	1,437,881
Mercury General Corp.	23,925	1,096,483
OneBeacon Insurance Group Ltd. Class A	17,135	240,918
Primerica Inc.	42,000	1,769,460
ProAssurance Corp.	47,192	2,192,540
Selective Insurance Group Inc.	42,542	1,000,588
StanCorp Financial Group Inc.	33,662	2,162,783
Symetra Financial Corp.	73,817	1,413,596

		22,868,628
IT SERVICES — 1.91%
Booz Allen Hamilton Holding Corp.	38,085	696,194
CACI International Inc. Class Aa,b	17,873	1,322,959
Convergys Corp.	77,638	1,581,486
ManTech International Corp. Class A	18,246	530,959
Science Applications International Corp.	31,968	1,183,136
Unisys Corp.[a,b]	33,635	1,152,671

		6,467,405
MACHINERY — 2.02%
Harsco Corp.	61,529	1,562,221
Manitowoc Co. Inc. (The)	102,206	2,907,761
Navistar International Corp.[a,b]	51,768	1,595,490
Rexnord Corp.[a,b]	29,882	776,334

		6,841,806
MARINE — 0.23%
Matson Inc.	32,970	788,972

		788,972
MEDIA — 1.88%
Clear Channel Outdoor Holdings Inc. Class A	30,587	289,047
John Wiley & Sons Inc. Class A	35,471	1,920,400
Regal Entertainment Group Class A	60,654	1,182,753
Starz Series Aa	70,999	1,986,552
Valassis Communications Inc.	29,498	1,002,932

		6,381,684

Security	Shares	Value

METALS & MINING — 0.94%
Coeur Mining Inc.[a]	76,822	$779,743
Commercial Metals Co.	89,670	1,709,110
Molycorp Inc.[a,b]	143,514	696,043

		3,184,896
MULTI-UTILITIES — 2.01%
Avista Corp.	45,944	1,324,565
Black Hills Corp.	34,070	1,868,058
NorthWestern Corp.	29,438	1,330,892
Vectren Corp.	63,011	2,301,162

		6,824,677
MULTILINE RETAIL — 0.76%
Big Lots Inc.[a,b]	44,565	1,193,896
J.C. Penney Co. Inc.[a,b]	232,370	1,375,631

		2,569,527
OIL, GAS & CONSUMABLE FUELS — 3.22%
Alpha Natural Resources Inc.[a,b]	169,309	961,675
Delek US Holdings Inc.	28,487	863,156
Ship Finance International Ltd.[b]	44,903	768,739
Stone Energy Corp.[a]	38,247	1,183,745
Ultra Petroleum Corp.[a,b]	116,975	2,801,551
W&T Offshore Inc.	26,717	382,587
Western Refining Inc.	40,745	1,593,537
World Fuel Services Corp.	55,277	2,361,434

		10,916,424
PAPER & FOREST PRODUCTS — 1.30%
Boise Cascade Co.[a,b]	24,052	733,345
Domtar Corp.	24,784	2,662,049
P.H. Glatfelter Co.	33,050	1,024,220

		4,419,614
PERSONAL PRODUCTS — 0.06%
Revlon Inc. Class Aa,b	9,059	212,705

		212,705
PHARMACEUTICALS — 0.75%
Mallinckrodt PLC[a]	43,926	2,540,241

		2,540,241
PROFESSIONAL SERVICES — 0.34%
FTI Consulting Inc.[a,b]	30,772	1,140,718

		1,140,718
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.11%
American Capital Mortgage Investment Corp.	40,431	790,426
American Homes 4 Rent Class A	35,540	592,807
ARMOUR Residential REIT Inc.	283,103	1,163,553
Brandywine Realty Trust	119,575	1,703,944
Capstead Mortgage Corp.	69,587	878,188

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

January 31, 2014

Security	Shares	Value

Colony Financial Inc.	58,375	$1,295,925
CommonWealth REIT	85,184	2,093,823
CYS Investments Inc.	127,437	1,009,301
DCT Industrial Trust Inc.	242,939	1,749,161
Government Properties Income Trust	40,879	1,009,711
Hatteras Financial Corp.	74,706	1,340,226
Inland Real Estate Corp.	64,009	674,655
Invesco Mortgage Capital Inc.	103,224	1,621,649
iStar Financial Inc.[a,b]	60,384	931,121
Mack-Cali Realty Corp.	67,269	1,360,852
MFA Financial Inc.	280,309	2,043,453
Newcastle Investment Corp.	262,673	1,428,941
NorthStar Realty Finance Corp.[b]	221,489	3,231,525
Pennsylvania Real Estate Investment Trust	52,090	971,478
PennyMac Mortgage Investment Trust[c]	46,079	1,085,160
Piedmont Office Realty Trust Inc. Class A	127,328	2,122,558
Redwood Trust Inc.[b]	63,046	1,178,960
Select Income REIT	21,383	590,171

		30,867,588
ROAD & RAIL — 1.11%
Ryder System Inc.	40,212	2,862,692
Werner Enterprises Inc.	35,112	915,019

		3,777,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.59%
Advanced Micro Devices Inc.[a,b]	469,182	1,609,294
Amkor Technology Inc.[a,b]	95,323	505,212
Cypress Semiconductor Corp.	106,713	1,071,399
Diodes Inc.[a]	27,848	637,998
Fairchild Semiconductor International Inc.[a]	96,923	1,236,737
Microsemi Corp.[a]	72,004	1,687,774
PMC-Sierra Inc.[a]	156,148	1,022,769
TriQuint Semiconductor Inc.[a]	122,622	1,017,763

		8,788,946
SOFTWARE — 0.77%
Progress Software Corp.[a]	39,649	958,317
Rovi Corp.[a]	77,991	1,654,189

		2,612,506
SPECIALTY RETAIL — 2.38%
Group 1 Automotive Inc.	16,244	992,996
Guess? Inc.	45,421	1,274,059
Men’s Wearhouse Inc. (The)	34,802	1,671,888
Murphy USA Inc.[a]	33,937	1,314,719
Office Depot Inc.[a,b]	365,603	1,787,799
Rent-A-Center Inc.	40,842	1,018,599

		8,060,060
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Crocs Inc.[a]	67,528	1,036,555
Jones Group Inc. (The)	57,918	854,291
SKECHERS U.S.A. Inc. Class Aa	30,387	877,880

		2,768,726

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.88%
Astoria Financial Corp.	64,194	$849,929
EverBank Financial Corp.	64,895	1,155,780
Provident Financial Services Inc.	40,744	705,686
Radian Group Inc.	132,533	1,972,091
Washington Federal Inc.	77,982	1,706,246

		6,389,732
TOBACCO — 0.26%
Universal Corp.[b]	17,547	900,512

		900,512
TRADING COMPANIES & DISTRIBUTORS — 1.10%
Air Lease Corp.	67,743	2,132,550
TAL International Group Inc.	25,893	1,114,176
Textainer Group Holdings Ltd.[b]	12,977	470,935

		3,717,661
WIRELESS TELECOMMUNICATION SERVICES — 0.82%
Leap Wireless International Inc.[a,b]	41,720	732,186
Telephone & Data Systems Inc.	75,569	2,041,874

		2,774,060

TOTAL COMMON STOCKS
(Cost: $295,139,719)		339,486,784

SHORT-TERM INVESTMENTS — 7.79%

MONEY MARKET FUNDS — 7.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,825,378	24,825,378
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,397,386	1,397,386
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	187,949	187,949

		26,410,713

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,410,713)		26,410,713

TOTAL INVESTMENTS IN SECURITIES — 107.94%
(Cost: $321,550,432)		365,897,497
Other Assets, Less Liabilities — (7.94)%		(26,918,910)

NET ASSETS — 100.00%		$338,978,587

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

60

Schedule of Investments  (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

DIVERSIFIED REITS — 1.22%
RAIT Financial Trust[a]	1,442,212	$12,172,269

		12,172,269

MORTGAGE REITS — 95.85%
AG Mortgage Investment Trust Inc.	478,475	7,937,900
American Capital Agency Corp.	5,533,563	115,928,145
American Capital Mortgage Investment Corp.	937,325	18,324,704
Annaly Capital Management Inc.	13,639,071	146,892,795
Anworth Mortgage Asset Corp.	2,499,222	11,721,351
Apollo Commercial Real Estate Finance Inc.	661,253	11,122,275
Apollo Residential Mortgage Inc.	572,399	9,249,968
Arbor Realty Trust Inc.[a]	740,850	5,089,640
Ares Commercial Real Estate Corp.	478,188	6,374,246
ARMOUR Residential REIT Inc.	6,563,092	26,974,308
Capstead Mortgage Corp.	1,659,384	20,941,426
Chimera Investment Corp.	14,203,395	44,314,592
Colony Financial Inc.	1,296,235	28,776,417
CYS Investments Inc.	2,932,508	23,225,463
Dynex Capital Inc.	977,108	7,875,490
Ellington Residential Mortgage REIT	126,563	2,046,524
Hannon Armstrong Sustainable Infrastructure Capital Inc.	258,379	3,418,354
Hatteras Financial Corp.	1,731,726	31,067,164
Invesco Mortgage Capital Inc.	2,382,439	37,428,117
iStar Financial Inc.[a,b]	1,500,701	23,140,809
Javelin Mortgage Investment Corp.[a]	252,296	3,658,292
MFA Financial Inc.	5,835,541	42,541,094
New Residential Investment Corp.	4,438,160	28,182,316
New York Mortgage Trust Inc.[a]	1,322,631	9,443,585
Newcastle Investment Corp.	5,909,863	32,149,655
NorthStar Realty Finance Corp.[a]	4,201,053	61,293,363
PennyMac Mortgage Investment Trust[c]	996,802	23,474,687
Redwood Trust Inc.[a]	1,189,521	22,244,043
Resource Capital Corp.[a]	2,161,050	12,728,585
Starwood Property Trust Inc.	2,816,339	85,053,438
Two Harbors Investment Corp.	5,074,042	49,877,833
Western Asset Mortgage Capital Corp.[a]	370,975	5,546,074
ZAIS Financial Corp.	113,733	1,933,461

		959,976,114

REAL ESTATE OPERATING COMPANIES — 2.81%
Altisource Residential Corp.	939,459	28,183,770

		28,183,770

TOTAL COMMON STOCKS
(Cost: $1,124,045,042)		1,000,332,153

SHORT-TERM INVESTMENTS — 6.28%

MONEY MARKET FUNDS — 6.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	58,610,243	58,610,243

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,299,091	$3,299,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	976,219	976,219

		62,885,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,885,553)		62,885,553

TOTAL INVESTMENTS IN SECURITIES — 106.16%
(Cost: $1,186,930,595)		1,063,217,706
Other Assets, Less Liabilities — (6.16)%		(61,725,151)

NET ASSETS — 100.00%		$1,001,492,555

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 0.01%
American Science and Engineering Inc.	379	$25,920

		25,920

AIR FREIGHT & LOGISTICS — 1.37%
C.H. Robinson Worldwide Inc.	7,760	454,270
Expeditors International of Washington Inc.	10,051	410,684
United Parcel Service Inc. Class B	35,209	3,352,953

		4,217,907

AUTO COMPONENTS — 0.83%
Autoliv Inc.	4,668	423,248
BorgWarner Inc.	11,152	598,862
Johnson Controls Inc.	33,437	1,542,114

		2,564,224

AUTOMOBILES — 0.46%
Harley-Davidson Inc.	10,941	674,950
Tesla Motors Inc.[a,b]	4,141	751,219

		1,426,169

BEVERAGES — 2.14%
Coca-Cola Enterprises Inc.	12,483	540,389
PepsiCo Inc.	75,239	6,046,206

		6,586,595

BIOTECHNOLOGY — 4.90%
Amgen Inc.	36,759	4,372,483
Biogen Idec Inc.[a]	11,598	3,625,999
Cepheid Inc.[a,b]	3,290	173,909
Gilead Sciences Inc.[a]	74,676	6,022,620
Vertex Pharmaceuticals Inc.[a]	11,403	901,293

		15,096,304

BUILDING PRODUCTS — 0.25%
A.O. Smith Corp.	3,862	182,363
Masco Corp.	17,388	367,930
Owens Corning[a]	5,505	210,016

		760,309

CAPITAL MARKETS — 3.45%
Bank of New York Mellon Corp. (The)	56,213	1,796,567
BlackRock Inc.[c]	6,563	1,971,985
Charles Schwab Corp. (The)	56,426	1,400,493
Franklin Resources Inc.	20,156	1,048,314
Invesco Ltd.	21,712	721,924
Legg Mason Inc.	5,412	229,198
Northern Trust Corp.	11,116	669,406
State Street Corp.	21,804	1,459,778
T. Rowe Price Group Inc.	12,701	996,266

Security	Shares	Value

TD Ameritrade Holding Corp.	10,728	$335,250

		10,629,181

CHEMICALS — 2.55%
Air Products and Chemicals Inc.	10,232	1,075,793
Albemarle Corp.	3,963	254,345
Eastman Chemical Co.	7,518	586,103
Ecolab Inc.	13,237	1,330,848
H.B. Fuller Co.	2,469	115,006
International Flavors & Fragrances Inc.	3,978	344,813
Minerals Technologies Inc.	1,684	87,029
Mosaic Co. (The)	14,580	651,143
Praxair Inc.	14,407	1,796,841
Sherwin-Williams Co. (The)	4,254	779,588
Sigma-Aldrich Corp.	5,862	544,990
Valspar Corp. (The)	4,064	285,618

		7,852,117

COMMERCIAL BANKS — 3.33%
Bank of Hawaii Corp.	2,177	123,610
BB&T Corp.	34,351	1,285,071
Cathay General Bancorp	3,666	86,151
CIT Group Inc.	9,304	433,101
Comerica Inc.	9,011	412,704
Heartland Financial USA Inc.	664	16,726
International Bancshares Corp.	2,613	61,170
KeyCorp	44,402	566,570
M&T Bank Corp.	5,702	635,830
Old National Bancorp	4,946	69,244
PNC Financial Services Group Inc. (The)[c]	25,970	2,074,484
Popular Inc.[a]	5,036	132,950
Regions Financial Corp.	67,998	691,540
U.S. Bancorp	89,748	3,565,688
Umpqua Holdings Corp.	5,466	95,983

		10,250,822

COMMERCIAL SERVICES & SUPPLIES — 0.36%
Copart Inc.[a]	5,503	188,643
Deluxe Corp.	2,459	119,385
HNI Corp.	2,211	75,859
Interface Inc.	3,274	68,590
Iron Mountain Inc.	6,984	184,448
Knoll Inc.	2,353	39,060
R.R. Donnelley & Sons Co.	8,849	163,441
Steelcase Inc. Class A	4,293	63,408
Team Inc.[a,b]	973	41,187
Tetra Tech Inc.[a]	3,140	92,661
United Stationers Inc.	1,845	76,438

		1,113,120

COMMUNICATIONS EQUIPMENT — 4.17%
Cisco Systems Inc.	260,734	5,712,682
Motorola Solutions Inc.	11,660	743,908
Plantronics Inc.	2,145	92,085
Polycom Inc.[a,b]	6,969	83,140
QUALCOMM Inc.	83,690	6,211,472

		12,843,287

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

COMPUTERS & PERIPHERALS — 2.01%
EMC Corp.	101,592	$2,462,590
Hewlett-Packard Co.	94,146	2,730,234
Lexmark International Inc. Class A	3,047	119,412
Seagate Technology PLC	15,655	827,523
Silicon Graphics International Corp.[a,b]	1,447	18,826
Super Micro Computer Inc.[a]	1,586	32,608

		6,191,193

CONSTRUCTION & ENGINEERING — 0.21%
AECOM Technology Corp.[a]	4,419	126,693
EMCOR Group Inc.	3,275	139,220
Granite Construction Inc.	1,805	60,088
Quanta Services Inc.[a]	10,238	319,119

		645,120

CONSUMER FINANCE — 1.72%
American Express Co.	47,377	4,027,993
Discover Financial Services	23,617	1,267,052

		5,295,045

CONTAINERS & PACKAGING — 0.56%
Avery Dennison Corp.	4,779	235,461
Ball Corp.	6,715	343,741
MeadWestvaco Corp.	8,649	311,970
Rock-Tenn Co. Class A	3,505	355,687
Sealed Air Corp.	9,072	282,956
Sonoco Products Co.	4,890	202,348

		1,732,163

DISTRIBUTORS — 0.37%
Genuine Parts Co.	7,544	620,494
LKQ Corp.[a]	14,622	395,818
Pool Corp.	2,275	123,259
Weyco Group Inc.	277	7,318

		1,146,889

DIVERSIFIED CONSUMER SERVICES — 0.03%
DeVry Education Group Inc.	2,780	100,469

		100,469

DIVERSIFIED FINANCIAL SERVICES — 0.77%
CME Group Inc.	15,494	1,158,332
IntercontinentalExchange Group Inc.	5,585	1,166,092
PHH Corp.[a]	2,660	64,558

		2,388,982

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.51%
CenturyLink Inc.	29,280	845,021
Cincinnati Bell Inc.[a]	9,633	33,330
Frontier Communications Corp.[b]	48,697	228,876
Level 3 Communications Inc.[a]	7,599	243,928
Windstream Holdings Inc.	28,880	216,022

		1,567,177

Security	Shares	Value

ELECTRIC UTILITIES — 0.45%
Cleco Corp.	2,945	$143,893
ITC Holdings Corp.	2,558	264,753
MGE Energy Inc.	1,116	63,545
Northeast Utilities	15,338	671,804
Pepco Holdings Inc.	12,137	235,822

		1,379,817

ELECTRICAL EQUIPMENT — 0.25%
Rockwell Automation Inc.	6,795	780,338

		780,338

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Corning Inc.	71,284	1,226,798
Flextronics International Ltd.[a]	29,819	243,025
Itron Inc.[a]	1,924	77,691

		1,547,514

ENERGY EQUIPMENT & SERVICES — 1.23%
Baker Hughes Inc.	21,624	1,224,784
FMC Technologies Inc.[a]	11,634	575,185
Geospace Technologies Corp.[a]	591	46,996
National Oilwell Varco Inc.	20,898	1,567,559
Nobel Corp. PLC	12,341	382,941

		3,797,465

FOOD & STAPLES RETAILING — 0.79%
Safeway Inc.	11,758	367,320
Sysco Corp.	28,926	1,014,724
United Natural Foods Inc.[a]	2,401	162,236
Whole Foods Market Inc.	17,255	901,746

		2,446,026

FOOD PRODUCTS — 3.05%
Bunge Ltd.	7,174	543,502
Campbell Soup Co.	9,919	408,762
Darling International Inc.[a]	7,732	151,238
General Mills Inc.	31,382	1,506,964
Green Mountain Coffee Roasters Inc.[b]	6,244	505,764
Hain Celestial Group Inc.[a]	2,320	213,185
Hillshire Brands Co.	6,003	213,827
J.M. Smucker Co. (The)	5,126	494,095
Kellogg Co.	12,440	721,271
Kraft Foods Group Inc.	29,115	1,524,170
McCormick & Co. Inc. NVS	5,826	373,913
Mondelez International Inc. Class A	82,572	2,704,233
Tootsie Roll Industries Inc.[b]	1,000	30,340

		9,391,264

GAS UTILITIES — 0.58%
AGL Resources Inc.	5,780	276,168
New Jersey Resources Corp.	2,017	91,975
Northwest Natural Gas Co.	1,298	53,945
ONEOK Inc.	10,123	693,324
Piedmont Natural Gas Co.	3,689	121,811

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

Questar Corp.	8,533	$198,990
UGI Corp.	5,553	240,945
WGL Holdings Inc.	2,545	96,150

		1,773,308

HEALTH CARE EQUIPMENT & SUPPLIES — 1.96%
Becton, Dickinson and Co.	9,482	1,025,194
Edwards Lifesciences Corp.[a]	5,464	355,816
Hologic Inc.[a]	13,172	281,354
IDEXX Laboratories Inc.[a,b]	2,562	292,734
Invacare Corp.	1,437	28,999
Medtronic Inc.	49,181	2,781,677
St. Jude Medical Inc.	14,000	850,220
Varian Medical Systems Inc.[a]	5,244	426,389

		6,042,383

HEALTH CARE PROVIDERS & SERVICES — 1.75%
AmerisourceBergen Corp.	11,318	760,796
Cigna Corp.	13,805	1,191,510
Community Health Systems Inc.[a]	880	36,441
Emeritus Corp.[a]	1,995	43,990
Henry Schein Inc.[a,b]	4,216	484,376
Humana Inc.	7,624	741,815
Laboratory Corp. of America Holdings[a]	4,393	394,623
Molina Healthcare Inc.[a]	1,488	53,568
MWI Veterinary Supply Inc.[a]	590	109,893
Patterson Companies Inc.	4,066	162,477
Select Medical Holdings Corp.	2,137	23,080
Team Health Holdings Inc.[a]	3,395	146,528
WellPoint Inc.	14,595	1,255,170

		5,404,267

HEALTH CARE TECHNOLOGY — 0.28%
Cerner Corp.[a]	15,058	856,650

		856,650

HOTELS, RESTAURANTS & LEISURE — 2.85%
Choice Hotels International Inc.	1,579	76,629
Darden Restaurants Inc.	6,347	313,796
Jack in the Box Inc.[a]	2,007	101,494
Marriott International Inc. Class A	11,916	587,459
McDonald’s Corp.	48,773	4,592,953
Royal Caribbean Cruises Ltd.	7,484	371,206
Starbucks Corp.	36,682	2,608,824
Vail Resorts Inc.	1,759	119,876

		8,772,237

HOUSEHOLD DURABLES — 0.27%
Blyth Inc.[b]	517	4,849
CSS Industries Inc.	442	11,846
Ethan Allen Interiors Inc.	1,270	32,055
La-Z-Boy Inc.	2,557	68,834
Meritage Homes Corp.[a]	1,778	86,358
Mohawk Industries Inc.[a]	3,007	427,535
Tupperware Brands Corp.	2,514	196,997

		828,474

Security	Shares	Value

HOUSEHOLD PRODUCTS — 5.08%
Clorox Co. (The)	6,353	$560,779
Colgate-Palmolive Co.	45,279	2,772,433
Kimberly-Clark Corp.	18,715	2,046,860
Procter & Gamble Co. (The)	133,580	10,234,900
WD-40 Co.	713	49,004

		15,663,976

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	813	20,040

		20,040

INDUSTRIAL CONGLOMERATES — 1.32%
3M Co.	31,680	4,061,059

		4,061,059

INSURANCE — 2.95%
ACE Ltd.	16,628	1,559,873
Aflac Inc.	22,698	1,424,980
Chubb Corp. (The)	9,932	839,651
Hartford Financial Services Group Inc. (The)	21,060	700,245
Marsh & McLennan Companies Inc.	26,829	1,226,354
PartnerRe Ltd.	2,375	233,154
Principal Financial Group Inc.	14,341	624,837
Progressive Corp. (The)	28,016	651,092
Travelers Companies Inc. (The)	18,204	1,479,621
Willis Group Holdings PLC	8,160	351,370

		9,091,177

INTERNET & CATALOG RETAIL — 0.56%
Blue Nile Inc.[a,b]	619	26,654
HSN Inc.	1,818	99,572
Netflix Inc.[a]	2,588	1,059,346
NutriSystem Inc.	1,364	19,396
Shutterfly Inc.[a]	1,839	87,095
TripAdvisor Inc.[a]	5,707	440,523
Vitacost.com Inc.[a]	1,093	6,034

		1,738,620

INTERNET SOFTWARE & SERVICES — 6.65%
eBay Inc.[a]	56,865	3,025,218
Google Inc. Class Aa	13,362	15,780,121
Yahoo! Inc.[a]	47,358	1,705,835

		20,511,174

IT SERVICES — 4.22%
Automatic Data Processing Inc.	23,594	1,807,300
Cognizant Technology Solutions Corp. Class Aa	14,709	1,425,596
Convergys Corp.	5,055	102,970
FleetCor Technologies Inc.[a]	3,386	360,000
International Business Machines Corp.	50,766	8,969,337
Teradata Corp.[a]	7,941	326,534

		12,991,737

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.35%
Callaway Golf Co.	3,506	$28,644
Mattel Inc.	16,896	639,345
Polaris Industries Inc.	3,191	399,513

		1,067,502

LIFE SCIENCES TOOLS & SERVICES — 1.84%
Affymetrix Inc.[a,b]	3,349	31,447
Agilent Technologies Inc.	16,124	937,611
Illumina Inc.[a,b]	6,136	932,672
Life Technologies Corp.[a]	8,290	630,620
Mettler-Toledo International Inc.[a]	1,461	359,844
PAREXEL International Corp.[a]	2,742	133,837
TECHNE Corp.	1,718	156,115
Thermo Fisher Scientific Inc.	17,613	2,027,961
Waters Corp.[a]	4,150	449,320

		5,659,427

MACHINERY — 3.10%
CLARCOR Inc.	2,445	135,502
Cummins Inc.	8,707	1,105,615
Deere & Co.	17,784	1,528,713
Dover Corp.	8,365	724,074
Graco Inc.	2,983	207,289
Illinois Tool Works Inc.	20,795	1,640,102
Ingersoll-Rand PLC	14,181	833,701
Kadant Inc.	545	19,571
Lincoln Electric Holdings Inc.	3,800	262,960
Meritor Inc.[a]	4,752	52,177
Middleby Corp. (The)[a]	937	231,045
Nordson Corp.	2,821	195,552
Pall Corp.	5,434	435,263
Pentair Ltd. Registered	9,764	725,758
Snap-on Inc.	2,836	284,025
Tennant Co.	861	55,216
Timken Co. (The)	3,937	221,771
WABCO Holdings Inc.[a]	3,048	262,799
Wabtec Corp.	4,690	346,169
Xylem Inc.	9,025	301,074

		9,568,376

MEDIA — 2.55%
Cablevision NY Group Class A	9,355	150,054
Discovery Communications Inc. Series Aa	7,172	572,182
Discovery Communications Inc. Series C NVS[a]	4,345	320,313
DreamWorks Animation SKG Inc. Class Aa	3,323	112,118
John Wiley & Sons Inc. Class A	2,280	123,439
Liberty Global PLC Series Aa,b	10,338	826,316
Liberty Global PLC Series C NVS[a]	8,166	647,809
New York Times Co. (The) Class Ab	6,519	92,179
Scholastic Corp.	1,316	43,415
Scripps Networks Interactive Inc. Class A	4,072	295,302
Time Warner Cable Inc.	13,963	1,860,849
Time Warner Inc.	44,904	2,821,318

		7,865,294

METALS & MINING — 0.52%
Alcoa Inc.	52,099	599,659

Security	Shares	Value

Compass Minerals International Inc.	1,630	$128,151
Nucor Corp.	15,516	750,199
Schnitzer Steel Industries Inc. Class A	1,272	33,606
Worthington Industries Inc.	2,575	104,390

		1,616,005

MULTI-UTILITIES — 1.10%
Avista Corp.	2,931	84,501
CenterPoint Energy Inc.	19,841	464,279
Consolidated Edison Inc.	14,361	781,382
Integrys Energy Group Inc.	3,875	210,567
MDU Resources Group Inc.	8,739	279,998
NiSource Inc.	15,234	523,593
Sempra Energy	11,328	1,050,219

		3,394,539

MULTILINE RETAIL — 0.31%
Kohl’s Corp.	10,339	523,464
Nordstrom Inc.	7,627	438,171

		961,635

OFFICE ELECTRONICS — 0.20%
Xerox Corp.	57,041	618,895

		618,895

OIL, GAS & CONSUMABLE FUELS — 4.52%
Clean Energy Fuels Corp.[a,b]	3,248	38,749
Denbury Resources Inc.[a]	18,161	291,847
Devon Energy Corp.	18,831	1,115,172
Energen Corp.	3,515	248,581
Energy XXI (Bermuda) Ltd.	3,137	71,994
EOG Resources Inc.	13,304	2,198,353
EQT Corp.	7,340	681,225
Hess Corp.	15,086	1,138,842
Marathon Petroleum Corp.	15,279	1,330,037
Newfield Exploration Co.[a]	6,612	163,779
Noble Energy Inc.	17,514	1,091,648
Phillips 66	28,351	2,072,175
Pioneer Natural Resources Co.	6,770	1,146,296
QEP Resources Inc.	8,735	269,824
Quicksilver Resources Inc.[a,b]	5,178	16,104
Southwestern Energy Co.[a]	17,122	696,694
Spectra Energy Corp.	32,674	1,174,630
Ultra Petroleum Corp.[a,b]	7,505	179,745

		13,925,695

PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	1,598	171,641
Wausau Paper Corp.	1,941	26,514

		198,155

PERSONAL PRODUCTS — 0.36%
Avon Products Inc.	21,131	314,641
Estee Lauder Companies Inc. (The) Class A	11,621	798,827

		1,113,468

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

PHARMACEUTICALS — 3.89%
Bristol-Myers Squibb Co.	80,326	$4,013,890
Endo Health Solutions Inc.[a]	5,629	370,839
Merck & Co. Inc.	142,761	7,562,050
VIVUS Inc.[a,b]	4,686	34,770

		11,981,549

PROFESSIONAL SERVICES — 0.48%
Corporate Executive Board Co. (The)	1,639	119,811
Dun & Bradstreet Corp. (The)	1,896	208,560
Heidrick & Struggles International Inc.	799	13,327
ICF International Inc.[a]	995	33,492
IHS Inc. Class Aa	3,123	354,179
Kelly Services Inc. Class A	1,511	36,234
Manpowergroup Inc.	3,837	298,902
On Assignment Inc.[a]	2,218	65,830
Robert Half International Inc.	6,770	282,851
RPX Corp.[a]	1,381	22,400
TrueBlue Inc.[a]	1,997	48,986

		1,484,572

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.42%
American Tower Corp.	19,311	1,561,874
AvalonBay Communities Inc.[b]	6,031	744,828
Boston Properties Inc.	7,428	802,893
Corporate Office Properties Trust	4,236	105,265
Digital Realty Trust Inc.[b]	6,256	318,993
Duke Realty Corp.	15,833	248,736
Equity Residential	16,685	924,015
Federal Realty Investment Trust	3,203	349,127
HCP Inc.[b]	22,226	870,148
Host Hotels & Resorts Inc.	36,536	671,897
Liberty Property Trust	6,965	253,526
Macerich Co. (The)	6,841	387,201
Plum Creek Timber Co. Inc.	8,533	367,516
Potlatch Corp.	1,971	78,840
Prologis Inc.	24,306	942,101
UDR Inc.	12,218	297,386
Vornado Realty Trust	8,254	757,965
Weyerhaeuser Co.	28,390	848,293

		10,530,604

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
CBRE Group Inc. Class Aa	13,723	364,208
Forest City Enterprises Inc. Class Aa	6,837	124,365
Jones Lang LaSalle Inc.	2,171	248,059

		736,632

ROAD & RAIL — 1.27%
Arkansas Best Corp.	1,192	40,874
Avis Budget Group Inc.[a]	5,261	198,392
CSX Corp.	49,713	1,337,777
Genesee & Wyoming Inc. Class Aa,b	2,520	227,657
Hertz Global Holdings Inc.[a]	19,565	509,081
Norfolk Southern Corp.	15,218	1,409,035
Ryder System Inc.	2,553	181,748

		3,904,564

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.56%
Advanced Micro Devices Inc.[a,b]	29,733	$101,984
Analog Devices Inc.	15,142	730,904
Applied Materials Inc.	58,726	987,771
Intel Corp.	243,051	5,964,472
Lam Research Corp.[a]	7,943	401,995
Microchip Technology Inc.	9,606	430,925
SunPower Corp.[a,b]	2,061	66,694
Texas Instruments Inc.	53,776	2,280,103

		10,964,848

SOFTWARE — 2.08%
Adobe Systems Inc.[a]	23,285	1,378,239
Advent Software Inc.	2,378	78,141
Autodesk Inc.[a]	10,842	555,653
CA Inc.	15,539	498,491
Compuware Corp.	10,461	106,075
FactSet Research Systems Inc.[b]	2,009	212,492
Intuit Inc.	13,746	1,006,894
NetSuite Inc.[a,b]	1,630	171,443
Salesforce.com Inc.[a]	27,623	1,672,020
Symantec Corp.	34,299	734,342

		6,413,790

SPECIALTY RETAIL — 2.37%
ANN INC.[a]	2,229	72,086
Bed Bath & Beyond Inc.[a]	10,614	677,704
Best Buy Co. Inc.	13,245	311,787
Brown Shoe Co. Inc.	2,001	47,384
Buckle Inc. (The)[b]	1,405	62,270
CarMax Inc.[a]	10,886	491,067
Foot Locker Inc.	7,347	283,594
GameStop Corp. Class A	5,727	200,846
Gap Inc. (The)	14,810	563,965
Men’s Wearhouse Inc. (The)	2,324	111,645
New York & Co. Inc.[a]	1,570	7,112
Office Depot Inc.[a]	24,211	118,392
PetSmart Inc.	4,805	302,715
Pier 1 Imports Inc.	4,682	89,473
Signet Jewelers Ltd.	3,928	312,472
Staples Inc.	32,180	423,489
Tiffany & Co.	6,236	518,773
TJX Companies Inc. (The)	34,936	2,003,929
Tractor Supply Co.	6,802	452,401
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,950	252,844

		7,303,948

TEXTILES, APPAREL & LUXURY GOODS — 1.67%
Columbia Sportswear Co.	667	49,592
Deckers Outdoor Corp.[a]	1,677	130,722
Hanesbrands Inc.	4,817	342,681
Nike Inc. Class B	34,779	2,533,650
Oxford Industries Inc.	721	54,414
PVH Corp.	3,950	477,437
Under Armour Inc. Class Aa,b	3,939	425,845
VF Corp.	17,184	1,004,405
Wolverine World Wide Inc.	4,889	136,403

		5,155,149

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

January 31, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp Inc.	21,471	$347,615
People’s United Financial Inc.	15,643	222,287

		569,902

TRADING COMPANIES & DISTRIBUTORS — 0.63%
Air Lease Corp.	4,709	148,239
Applied Industrial Technologies Inc.	1,849	93,448
Fastenal Co.	13,841	608,035
H&E Equipment Services Inc.[a]	1,460	44,209
Houston Wire & Cable Co.	857	11,338
United Rentals Inc.[a,b]	4,539	367,387
W.W. Grainger Inc.	2,893	678,351

		1,951,007

TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a]	3,013	67,341

		67,341

WIRELESS TELECOMMUNICATION SERVICES — 0.33%
Leap Wireless International Inc.[a]	2,508	44,015
SBA Communications Corp. Class Aa,b	6,230	577,833
Sprint Corp.[a]	47,833	395,579

		1,017,427

TOTAL COMMON STOCKS
(Cost: $243,006,248)		307,600,843

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Community Health Systems Inc.[a]	12,679	507

		507

TOTAL RIGHTS
(Cost: $824)		507

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,535,314	5,535,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	311,575	311,575

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	435,106	$435,106

		6,281,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,281,995)		6,281,995

TOTAL INVESTMENTS IN SECURITIES — 101.84%
(Cost: $249,289,067)		313,883,345
Other Assets, Less Liabilities — (1.84)%		(5,675,797)

NET ASSETS — 100.00%		$308,207,548

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

67

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.05%
Rockwell Collins Inc.	63,708	$4,813,776

		4,813,776
AIR FREIGHT & LOGISTICS — 0.77%
Expeditors International of Washington Inc.	44,066	1,800,537

		1,800,537
AUTO COMPONENTS — 0.31%
Johnson Controls Inc.	15,799	728,650

		728,650
AUTOMOBILES — 0.79%
Ford Motor Co.	39,907	597,009
Tesla Motors Inc.[a,b]	6,905	1,252,636

		1,849,645
BEVERAGES — 1.27%
Coca-Cola Enterprises Inc.	68,787	2,977,789

		2,977,789
BIOTECHNOLOGY — 1.29%
Gilead Sciences Inc.[a]	31,431	2,534,910
Vertex Pharmaceuticals Inc.[a]	6,101	482,223

		3,017,133
BUILDING PRODUCTS — 0.88%
Masco Corp.	97,681	2,066,930

		2,066,930
CAPITAL MARKETS — 3.14%
BlackRock Inc.[c]	783	235,268
Franklin Resources Inc.	8,944	465,177
Legg Mason Inc.	6,939	293,867
Northern Trust Corp.	94,048	5,663,570
State Street Corp.	10,688	715,562

		7,373,444
CHEMICALS — 4.63%
Ecolab Inc.	54,382	5,467,566
Sigma-Aldrich Corp.	58,165	5,407,600

		10,875,166
COMMERCIAL BANKS — 0.65%
M&T Bank Corp.	13,792	1,537,946

		1,537,946

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.55%
Cisco Systems Inc.	140,145	$3,070,577
Motorola Solutions Inc.	17,136	1,093,277
QUALCOMM Inc.	24,670	1,831,007

		5,994,861
COMPUTERS & PERIPHERALS — 3.39%
Apple Inc.	11,949	5,981,669
Hewlett-Packard Co.	67,771	1,965,359

		7,947,028
CONSUMER FINANCE — 3.30%
American Express Co.	91,171	7,751,358

		7,751,358
CONTAINERS & PACKAGING — 2.01%
Ball Corp.	92,271	4,723,353

		4,723,353
DIVERSIFIED FINANCIAL SERVICES — 0.55%
IntercontinentalExchange Group Inc.	6,171	1,288,443

		1,288,443
ELECTRIC UTILITIES — 3.44%
NextEra Energy Inc.	87,763	8,068,053

		8,068,053
ELECTRICAL EQUIPMENT — 2.97%
Eaton Corp. PLC	95,318	6,966,793

		6,966,793
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Corning Inc.	26,749	460,350
Flextronics International Ltd.[a]	41,763	340,369

		800,719
ENERGY EQUIPMENT & SERVICES — 0.65%
FMC Technologies Inc.[a]	26,798	1,324,893
National Oilwell Varco Inc.	2,792	209,428

		1,534,321
FOOD & STAPLES RETAILING — 0.67%
Whole Foods Market Inc.	29,988	1,567,173

		1,567,173
FOOD PRODUCTS — 2.61%
Campbell Soup Co.	40,034	1,649,801
General Mills Inc.	44,093	2,117,346
Green Mountain Coffee Roasters Inc.	7,759	628,479
Kellogg Co.	17,974	1,042,133

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2014

Security	Shares	Value

Mondelez International Inc. Class A	20,898	$684,409

		6,122,168
HEALTH CARE EQUIPMENT & SUPPLIES — 1.90%
Becton, Dickinson and Co.	33,900	3,665,268
Medtronic Inc.	14,095	797,213

		4,462,481
HEALTH CARE PROVIDERS & SERVICES — 2.65%
Cigna Corp.	4,460	384,943
Henry Schein Inc.[a,b]	12,694	1,458,414
Patterson Companies Inc.	109,568	4,378,337

		6,221,694
HOTELS, RESTAURANTS & LEISURE — 1.35%
Marriott International Inc. Class A	22,025	1,085,833
Starbucks Corp.	29,293	2,083,318

		3,169,151
HOUSEHOLD DURABLES — 0.60%
Mohawk Industries Inc.[a]	9,937	1,412,843

		1,412,843
HOUSEHOLD PRODUCTS — 2.32%
Clorox Co. (The)	15,875	1,401,286
Procter & Gamble Co. (The)	52,656	4,034,503

		5,435,789
INSURANCE — 7.75%
ACE Ltd.	57,205	5,366,401
Marsh & McLennan Companies Inc.	155,581	7,111,607
Principal Financial Group Inc.	8,708	379,408
Travelers Companies Inc. (The)	65,484	5,322,540

		18,179,956
INTERNET SOFTWARE & SERVICES — 2.21%
Google Inc. Class Aa	4,388	5,182,096

		5,182,096
IT SERVICES — 4.66%
Accenture PLC Class A	51,610	4,122,607
International Business Machines Corp.	33,672	5,949,169
Teradata Corp.[a]	20,988	863,026

		10,934,802
LEISURE EQUIPMENT & PRODUCTS — 0.44%
Mattel Inc.	27,182	1,028,567

		1,028,567
LIFE SCIENCES TOOLS & SERVICES — 3.68%
Agilent Technologies Inc.	69,751	4,056,021
Mettler-Toledo International Inc.[a,b]	3,561	877,074

Security	Shares	Value

Waters Corp.[a]	34,322	$3,716,043

		8,649,138
MACHINERY — 2.38%
Cummins Inc.	16,314	2,071,551
Deere & Co.	25,953	2,230,920
Xylem Inc.	38,216	1,274,886

		5,577,357
MEDIA — 2.71%
Discovery Communications Inc. Series Aa	6,663	531,574
Discovery Communications Inc. Series C NVS[a]	3,039	224,035
Scripps Networks Interactive Inc. Class A	22,802	1,653,601
Time Warner Cable Inc.	29,610	3,946,125

		6,355,335
MULTI-UTILITIES — 1.41%
PG&E Corp.	78,355	3,302,663

		3,302,663
OFFICE ELECTRONICS — 0.36%
Xerox Corp.	77,208	837,707

		837,707
OIL, GAS & CONSUMABLE FUELS — 6.28%
Denbury Resources Inc.[a]	128,622	2,066,956
Devon Energy Corp.	9,882	585,212
EOG Resources Inc.	5,925	979,047
EQT Corp.	4,165	386,554
Hess Corp.	35,858	2,706,920
Marathon Oil Corp.	24,378	799,355
Noble Energy Inc.	4,840	301,677
Phillips 66	3,835	280,300
Pioneer Natural Resources Co.	4,906	830,684
Spectra Energy Corp.	161,574	5,808,585

		14,745,290
PERSONAL PRODUCTS — 0.42%
Estee Lauder Companies Inc. (The) Class A	14,295	982,638

		982,638
PHARMACEUTICALS — 2.16%
Merck & Co. Inc.	78,404	4,153,060
Zoetis Inc.	30,325	920,667

		5,073,727
PROFESSIONAL SERVICES — 0.11%
IHS Inc. Class Aa	2,257	255,966

		255,966
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.11%
Digital Realty Trust Inc.[b]	4,078	207,937
Liberty Property Trust[b]	88,730	3,229,772
Prologis Inc.	93,602	3,628,014

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

January 31, 2014

Security	Shares	Value

Vornado Realty Trust	2,575	$236,462

		7,302,185
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.86%
CBRE Group Inc. Class Aa	76,508	2,030,522

		2,030,522
ROAD & RAIL — 1.15%
Norfolk Southern Corp.	29,282	2,711,220

		2,711,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.51%
Applied Materials Inc.	122,350	2,057,927
Intel Corp.	109,547	2,688,284
Texas Instruments Inc.	26,993	1,144,503

		5,890,714
SOFTWARE — 6.02%
Autodesk Inc.[a]	18,490	947,613
CA Inc.	37,257	1,195,205
Microsoft Corp.	191,951	7,265,345
Oracle Corp.	85,244	3,145,504
Salesforce.com Inc.[a]	6,506	393,808
Symantec Corp.	54,962	1,176,736

		14,124,211
SPECIALTY RETAIL — 2.14%
Best Buy Co. Inc.	7,609	179,116
CarMax Inc.[a]	6,576	296,643
Gap Inc. (The)	34,994	1,332,572
Staples Inc.	43,370	570,749
Tiffany & Co.	31,874	2,651,598

		5,030,678
TEXTILES, APPAREL & LUXURY GOODS — 2.28%
Nike Inc. Class B	61,323	4,467,381
PVH Corp.	7,273	879,087

		5,346,468
TRADING COMPANIES & DISTRIBUTORS — 0.18%
W.W. Grainger Inc.	1,824	427,692

		427,692

TOTAL COMMON STOCKS (Cost: $183,899,709)		234,476,176

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,989,712	3,989,712

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	224,576	$224,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	131,017	131,017

		4,345,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,345,305)		4,345,305

TOTAL INVESTMENTS IN SECURITIES — 101.75% (Cost: $188,245,014)		238,821,481
Other Assets, Less Liabilities — (1.75)%		(4,117,759)

NET ASSETS — 100.00%		$234,703,722

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

70

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.70%

CANADA — 7.85%
Allied Properties Real Estate Investment Trust	3,245	$95,171
Artis Real Estate Investment Trust	5,984	80,989
Boardwalk Real Estate Investment Trust	1,892	99,271
Brookfield Office Properties Inc.	11,935	222,868
Calloway Real Estate Investment Trust	4,818	107,384
Canadian Apartment Properties Real Estate Investment Trust	5,159	98,048
Canadian Real Estate Investment Trust	3,234	123,333
Chartwell Retirement Residences	8,184	78,174
Cominar Real Estate Investment Trust	5,918	98,620
Crombie Real Estate Investment Trust	3,487	41,658
Dundee International Real Estate Investment Trust	4,554	36,148
Dundee Real Estate Investment Trust	4,939	129,837
Extendicare Inc.	4,070	26,064
First Capital Realty Inc.	3,905	61,257
Granite Real Estate Investment Trust	2,233	76,486
H&R Real Estate Investment Trust	12,727	241,424
InnVest Real Estate Investment Trust	4,136	18,919
Killam Properties Inc.	2,453	23,277
Morguard Real Estate Investment Trust	1,639	24,035
Northern Property Real Estate Investment Trust	1,529	39,893
NorthWest Healthcare Properties Real Estate Investment Trust	1,397	12,968
Pure Industrial Real Estate Trust	6,424	26,158
RioCan Real Estate Investment Trust	14,311	318,065

		2,080,047
UNITED STATES — 91.85%
Acadia Realty Trust	2,618	66,628
Agree Realty Corp.	682	19,498
Alexander’s Inc.	99	33,643
Alexandria Real Estate Equities Inc.	3,388	237,600
American Assets Trust Inc.	1,647	55,125
American Campus Communities Inc.	4,983	173,209
American Homes 4 Rent Class A	2,222	37,063
American Realty Capital Properties Inc.[a]	11,374	157,416
Apartment Investment and Management Co. Class A	6,908	193,217
Ashford Hospitality Trust Inc.	3,058	28,745
Associated Estates Realty Corp.[a]	2,761	44,093
AvalonBay Communities Inc.	6,160	760,760
BioMed Realty Trust Inc.[a]	9,130	178,126
Boston Properties Inc.	7,227	781,166
Brandywine Realty Trust	7,447	106,120
BRE Properties Inc. Class A	3,641	215,183
Brixmor Property Group Inc.	1,970	40,740
Camden Property Trust	4,026	248,887
Campus Crest Communities Inc.	3,080	27,196
CBL & Associates Properties Inc.	8,063	136,990
Cedar Realty Trust Inc.	3,487	22,003
Chambers Street Properties	11,297	87,439
Chesapeake Lodging Trust	2,354	57,320
Cole Real Estate Investment Inc.	22,352	338,633
CommonWealth REIT	5,632	138,435
Corporate Office Properties Trust	3,927	97,586
Cousins Properties Inc.	8,437	90,698
CubeSmart	6,611	108,949
DCT Industrial Trust Inc.	15,114	108,821

Security	Shares	Value

DDR Corp.	14,564	$228,218
DiamondRock Hospitality Co.	9,317	107,891
Digital Realty Trust Inc.[a]	6,116	311,855
Douglas Emmett Inc.	6,292	160,006
Duke Realty Corp.	15,499	243,489
DuPont Fabros Technology Inc.[a]	3,069	79,763
EastGroup Properties Inc.	1,430	84,856
Education Realty Trust Inc.	5,401	48,771
Empire State Realty Trust Inc. Class A	3,586	52,571
EPR Properties[a]	2,409	123,052
Equity Lifestyle Properties, Inc.	3,575	140,533
Equity One Inc.	2,827	64,060
Equity Residential	16,973	939,965
Essex Property Trust Inc.	1,815	287,442
Excel Trust Inc.	2,145	24,474
Extra Space Storage Inc.	5,456	249,121
Federal Realty Investment Trust	3,135	341,715
FelCor Lodging Trust Inc.	5,973	48,740
First Industrial Realty Trust Inc.	5,225	89,661
First Potomac Realty Trust[a]	2,805	36,633
Forest City Enterprises Inc. Class Ab	7,084	128,858
Franklin Street Properties Corp.	4,191	50,250
General Growth Properties Inc.	24,728	498,022
Getty Realty Corp.	1,166	22,154
Glimcher Realty Trust	6,919	59,227
Government Properties Income Trust	2,600	64,220
HCP Inc.	21,560	844,074
Health Care REIT Inc.[a]	13,541	784,295
Healthcare Realty Trust Inc.[a]	4,576	104,882
Hersha Hospitality Trust	8,250	44,797
Highwoods Properties Inc.[a]	4,257	158,105
Home Properties Inc.	2,695	150,246
Hospitality Properties Trust	7,103	182,547
Host Hotels & Resorts Inc.	35,453	651,981
Hudson Pacific Properties Inc.	2,035	44,221
Inland Real Estate Corp.	4,059	42,782
Investors Real Estate Trust	4,939	42,920
Kilroy Realty Corp.	3,905	206,184
Kimco Realty Corp.	19,327	404,128
Kite Realty Group Trust	6,215	40,087
LaSalle Hotel Properties	4,936	151,831
Lexington Realty Trust	10,849	117,278
Liberty Property Trust	6,963	253,453
LTC Properties Inc.	1,639	62,200
Macerich Co. (The)	6,677	377,918
Mack-Cali Realty Corp.	4,191	84,784
Medical Properties Trust Inc.	7,722	102,471
Mid-America Apartment Communities Inc.	3,531	227,891
National Health Investors Inc.	1,375	86,584
National Retail Properties Inc.[a]	5,753	191,000
Omega Healthcare Investors Inc.[a]	5,819	185,859
Parkway Properties Inc.	3,355	59,518
Pebblebrook Hotel Trust	3,047	91,806
Pennsylvania Real Estate Investment Trust	3,135	58,468
Piedmont Office Realty Trust Inc. Class Aa	7,656	127,626
Post Properties Inc.	2,585	121,314
Prologis Inc.	23,716	919,232
PS Business Parks Inc.	957	75,191
Public Storage	6,809	1,073,030
Ramco-Gershenson Properties Trust	3,135	50,066
Realty Income Corp.[a]	9,729	396,749
Regency Centers Corp.	4,367	210,227
Retail Opportunity Investments Corp.	3,432	49,627

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

RLJ Lodging Trust	5,841	$145,908
Rouse Properties Inc.	1,727	30,119
Sabra Healthcare REIT Inc.	1,815	52,508
Saul Centers Inc.	616	28,706
Select Income REIT	1,331	36,736
Senior Housing Properties Trust	8,932	201,149
Silver Bay Realty Trust Corp.	1,760	27,931
Simon Property Group Inc.	14,619	2,263,606
SL Green Realty Corp.	4,505	422,434
Sovran Self Storage Inc.	1,529	103,834
Spirit Realty Capital Inc.	16,885	178,981
STAG Industrial Inc.	2,101	45,087
Strategic Hotels & Resorts Inc.[b]	8,019	74,657
Sun Communities Inc.[a]	1,628	76,109
Sunstone Hotel Investors Inc.	8,723	111,916
Tanger Factory Outlet Centers Inc.	4,466	149,075
Taubman Centers Inc.	3,025	196,685
UDR Inc.	11,924	290,230
Universal Health Realty Income Trust	575	24,380
Urstadt Biddle Properties Inc. Class A	1,120	21,011
Ventas Inc.	14,014	874,333
Vornado Realty Trust	7,975	732,344
Washington Real Estate Investment Trust	3,135	73,045
Weingarten Realty Investors[a]	5,192	150,516
Winthrop Realty Trust	1,540	17,679
WP Carey Inc.	2,761	163,120

		24,344,307

TOTAL COMMON STOCKS (Cost: $26,178,323)		26,424,354

SHORT-TERM INVESTMENTS — 7.41%

MONEY MARKET FUNDS — 7.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,824,932	1,824,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	102,723	102,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	36,408	36,408

		1,964,063

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,964,063)		1,964,063

TOTAL INVESTMENTS IN SECURITIES — 107.11% (Cost: $28,142,386)		28,388,417
Other Assets, Less Liabilities — (7.11)%		(1,885,396)

NET ASSETS — 100.00%		$26,503,021

[a]	All or a portion of this security represents a security on loan. See Note 1.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® REAL ESTATE 50 ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

DIVERSIFIED REITS — 5.87%
Duke Realty Corp.	48,949	$768,989
Liberty Property Trust	21,987	800,327
Vornado Realty Trust	25,191	2,313,289
WP Carey Inc.	8,730	515,768

		4,398,373
INDUSTRIAL REITS — 3.88%
Prologis Inc.	74,906	2,903,357

		2,903,357
MORTGAGE REITS — 5.54%
American Capital Agency Corp.	57,823	1,211,392
Annaly Capital Management Inc.	142,484	1,534,553
Starwood Property Trust Inc.	29,369	886,944
Two Harbors Investment Corp.	52,850	519,515

		4,152,404
OFFICE REITS — 8.97%
Alexandria Real Estate Equities Inc.[a]	10,756	754,318
BioMed Realty Trust Inc.	28,965	565,107
Boston Properties Inc.	22,801	2,464,560
Digital Realty Trust Inc.[a]	19,327	985,484
Kilroy Realty Corp.	12,392	654,298
SL Green Realty Corp.	13,825	1,296,370

		6,720,137
RESIDENTIAL REITS — 14.08%
American Campus Communities Inc.	15,769	548,130
Apartment Investment and Management Co. Class A	21,928	613,326
AvalonBay Communities Inc.	19,453	2,402,446
BRE Properties Inc. Class A	11,553	682,782
Camden Property Trust	12,774	789,689
Equity Residential	53,550	2,965,599
Essex Property Trust Inc.	5,720	905,876
Mid-America Apartment Communities Inc.	11,214	723,752
UDR Inc.	37,663	916,717

		10,548,317
RETAIL REITS — 23.72%
Brixmor Property Group Inc.	6,189	127,989
Cole Real Estate Investment Inc.	70,637	1,070,151
DDR Corp.	45,984	720,569
Federal Realty Investment Trust	9,886	1,077,574
General Growth Properties Inc.	78,122	1,573,377
Kimco Realty Corp.	61,058	1,276,723
Macerich Co. (The)	21,146	1,196,864
National Retail Properties Inc.[a]	18,259	606,199
Realty Income Corp.[a]	29,853	1,217,405
Regency Centers Corp.[a]	13,798	664,236
Simon Property Group Inc.	46,153	7,146,330
Taubman Centers Inc.	9,568	622,111

Security	Shares	Value

Weingarten Realty Investors	16,397	$475,349

		17,774,877
SPECIALIZED REITS — 33.06%
American Tower Corp.	59,618	4,821,904
Extra Space Storage Inc.[a]	17,240	787,178
HCP Inc.	68,091	2,665,763
Health Care REIT Inc.[a]	42,767	2,477,065
Hospitality Properties Trust[a]	22,480	577,736
Host Hotels & Resorts Inc.	111,989	2,059,478
Plum Creek Timber Co. Inc.	26,620	1,146,523
Public Storage	21,490	3,386,609
Rayonier Inc.	18,987	840,364
Senior Housing Properties Trust	28,329	637,969
Ventas Inc.	44,210	2,758,262
Weyerhaeuser Co.	87,544	2,615,815

		24,774,666
WIRELESS TELECOMMUNICATION SERVICES — 4.76%
Crown Castle International Corp.[b]	50,220	3,563,611

		3,563,611

TOTAL COMMON STOCKS (Cost: $72,149,792)		74,835,742

SHORT-TERM INVESTMENTS — 8.55%

MONEY MARKET FUNDS — 8.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,989,770	5,989,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	337,156	337,156
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	80,515	80,515

		6,407,441

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,407,441)		6,407,441

TOTAL INVESTMENTS IN SECURITIES — 108.43% (Cost: $78,557,233)		81,243,183
Other Assets, Less Liabilities — (8.43)%		(6,314,120)

NET ASSETS — 100.00%		$74,929,063

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

73

Schedule of Investments  (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

RESIDENTIAL REITS — 47.83%
American Campus Communities Inc.	164,348	$5,712,737
Apartment Investment and Management Co. Class A	228,610	6,394,222
Associated Estates Realty Corp.[a]	90,416	1,443,944
AvalonBay Communities Inc.	148,208	18,303,688
BRE Properties Inc. Class A	120,472	7,119,895
Camden Property Trust	133,259	8,238,071
Campus Crest Communities Inc.	101,312	894,585
Education Realty Trust Inc.[a]	180,066	1,625,996
Equity Lifestyle Properties, Inc.	118,090	4,642,118
Equity Residential	408,279	22,610,491
Essex Property Trust Inc.	59,686	9,452,472
Home Properties Inc.	89,284	4,977,583
Mid-America Apartment Communities Inc.[a]	116,952	7,548,082
Post Properties Inc.[a]	85,123	3,994,822
Sun Communities Inc.[a]	54,016	2,525,248
UDR Inc.[a]	393,015	9,565,985
UMH Properties Inc.	24,269	229,342

		115,279,281
SPECIALIZED REITS — 51.93%
Aviv REIT Inc.	16,497	402,362
CubeSmart[a]	218,540	3,601,539
Extra Space Storage Inc.[a]	179,849	8,211,905
HCP Inc.	518,820	20,311,803
Health Care REIT Inc.	187,168	10,840,771
Healthcare Realty Trust Inc.	150,591	3,451,546
Healthcare Trust of America Inc. Class A	372,101	3,992,644
LTC Properties Inc.[a]	54,545	2,069,983
Medical Properties Trust Inc.[a]	253,840	3,368,457
National Health Investors Inc.[a]	45,710	2,878,359
Omega Healthcare Investors Inc.[a]	192,451	6,146,885
Physicians Realty Trust	31,070	384,957
Public Storage	163,760	25,806,938
Sabra Healthcare REIT Inc.	59,523	1,722,000
Senior Housing Properties Trust[a]	295,382	6,652,003
Sovran Self Storage Inc.	50,294	3,415,465
Universal Health Realty Income Trust	20,353	862,967
Ventas Inc.	337,068	21,029,672

		125,150,256

TOTAL COMMON STOCKS (Cost: $238,948,535)		240,429,537

SHORT-TERM INVESTMENTS — 11.81%

MONEY MARKET FUNDS — 11.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	26,546,271	26,546,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	1,494,253	1,494,253

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	417,410	$417,410

		28,457,934

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,457,934)		28,457,934

TOTAL INVESTMENTS IN SECURITIES — 111.57% (Cost: $267,406,469)		268,887,471
Other Assets, Less Liabilities — (11.57)%		(27,875,172)

NET ASSETS — 100.00%		$241,012,299

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

74

Schedule of Investments  (Unaudited)

iSHARES® RETAIL REAL ESTATE CAPPED ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

DIVERSIFIED REITS — 6.57%
American Realty Capital Properties Inc.[a]	23,811	$329,545
Spirit Realty Capital Inc.	35,437	375,632

		705,177
RETAIL REITS — 93.34%
Acadia Realty Trust	5,501	140,000
Agree Realty Corp.	1,437	41,084
Alexander’s Inc.	203	68,986
Brixmor Property Group Inc.	4,136	85,533
CBL & Associates Properties Inc.	16,948	287,947
Cedar Realty Trust Inc.	7,208	45,482
Cole Real Estate Investment Inc.	33,647	509,752
DDR Corp.	30,442	477,026
Equity One Inc.	5,912	133,966
Excel Trust Inc.	4,558	52,007
Federal Realty Investment Trust	4,623	503,907
General Growth Properties Inc.	34,615	697,146
Getty Realty Corp.	2,514	47,766
Glimcher Realty Trust	14,490	124,034
Inland Real Estate Corp.	8,554	90,159
Kimco Realty Corp.	27,051	565,636
Kite Realty Group Trust	12,942	83,476
Macerich Co. (The)	9,368	530,229
National Retail Properties Inc.[a]	12,085	401,222
Pennsylvania Real Estate Investment Trust	6,537	121,915
Ramco-Gershenson Properties Trust	6,587	105,194
Realty Income Corp.[a]	13,397	546,330
Regency Centers Corp.	9,134	439,711
Retail Opportunity Investments Corp.	7,183	103,866
Retail Properties of America Inc. Class A	18,731	247,062
Rouse Properties Inc.[a]	3,641	63,499
Saul Centers Inc.	1,302	60,673
Simon Property Group Inc.	15,281	2,366,110
Tanger Factory Outlet Centers Inc.	9,364	312,570
Taubman Centers Inc.	6,344	412,487
Urstadt Biddle Properties Inc. Class A	2,295	43,054
Weingarten Realty Investors	10,847	314,455

		10,022,284

TOTAL COMMON STOCKS
(Cost: $10,504,253)		10,727,461

SHORT-TERM INVESTMENTS — 11.69%

MONEY MARKET FUNDS — 11.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	1,187,615	1,187,615
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	66,849	66,849

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	851	$851

		1,255,315

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,255,315)		1,255,315

TOTAL INVESTMENTS IN SECURITIES — 111.60%
(Cost: $11,759,568)		11,982,776
Other Assets, Less Liabilities — (11.60)%		(1,245,773)

NET ASSETS — 100.00%		$10,737,003

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

75

Schedule of Investments  (Unaudited)

iSHARES® SELECT DIVIDEND ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 7.79%
General Dynamics Corp.	1,886,387	$191,109,867
Honeywell International Inc.	1,576,715	143,843,709
Lockheed Martin Corp.	2,923,325	441,158,976
Northrop Grumman Corp.	1,713,985	198,050,967

		974,163,519
BEVERAGES — 0.64%
Coca-Cola Co. (The)	2,124,292	80,340,724

		80,340,724
BIOTECHNOLOGY — 0.41%
PDL BioPharma Inc.	5,564,572	50,637,605

		50,637,605
CAPITAL MARKETS — 0.63%
Federated Investors Inc. Class B	2,948,107	79,274,597

		79,274,597
CHEMICALS — 1.04%
Olin Corp.	2,207,645	56,758,553
RPM International Inc.	1,838,060	72,915,840

		129,674,393
COMMERCIAL BANKS — 3.90%
Bank of Hawaii Corp.[a]	2,475,904	140,581,829
BB&T Corp.	2,155,724	80,645,635
F.N.B. Corp.	3,385,060	40,079,110
First Niagara Financial Group Inc.	2,407,464	20,800,489
FirstMerit Corp.	2,441,035	49,675,062
Trustmark Corp.	2,819,269	66,985,832
United Bankshares Inc.	1,717,426	51,333,863
Valley National Bancorp	3,924,422	38,027,649

		488,129,469
COMMERCIAL SERVICES & SUPPLIES — 3.16%
Deluxe Corp.	1,547,895	75,150,302
Pitney Bowes Inc.	2,560,648	64,477,117
R.R. Donnelley & Sons Co.	4,137,120	76,412,606
Republic Services Inc.	2,311,002	74,021,394
Waste Management Inc.	2,515,984	105,117,812

		395,179,231
COMPUTERS & PERIPHERALS — 1.11%
Seagate Technology PLC	2,617,555	138,363,957

		138,363,957
CONTAINERS & PACKAGING — 2.11%
Avery Dennison Corp.	1,813,661	89,359,078

Security	Shares	Value

MeadWestvaco Corp.	2,159,316	$77,886,528
Sonoco Products Co.	2,335,527	96,644,107

		263,889,713
DISTRIBUTORS — 1.31%
Genuine Parts Co.	1,991,347	163,788,291

		163,788,291
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
AT&T Inc.	4,009,473	133,595,640
CenturyLink Inc.	5,302,457	153,028,909

		286,624,549
ELECTRIC UTILITIES — 15.96%
American Electric Power Co. Inc.	3,296,052	160,880,298
Cleco Corp.	2,442,350	119,333,221
Edison International	2,251,311	108,423,138
Entergy Corp.	4,115,113	259,375,572
Exelon Corp.	3,336,438	96,756,702
FirstEnergy Corp.	5,165,447	162,659,926
IDACORP Inc.[a]	2,575,572	135,809,912
NextEra Energy Inc.	2,419,833	222,455,248
Northeast Utilities	2,706,093	118,526,873
OGE Energy Corp.	1,875,415	63,895,389
Pinnacle West Capital Corp.	3,254,352	171,276,546
PPL Corp.	3,779,986	115,554,172
UNS Energy Corp.[a]	2,872,097	171,981,168
Xcel Energy Inc.	3,066,127	88,641,732

		1,995,569,897
ELECTRICAL EQUIPMENT — 2.08%
Eaton Corp. PLC	1,789,233	130,775,040
Emerson Electric Co.	1,959,655	129,219,651

		259,994,691
ENERGY EQUIPMENT & SERVICES — 1.57%
Ensco PLC Class A	3,906,316	196,761,137

		196,761,137
FOOD & STAPLES RETAILING — 0.67%
Sysco Corp.	2,385,429	83,680,849

		83,680,849
FOOD PRODUCTS — 1.64%
Campbell Soup Co.	2,316,630	95,468,322
General Mills Inc.	2,269,428	108,977,933

		204,446,255
GAS UTILITIES — 3.81%
AGL Resources Inc.	3,138,864	149,974,922
New Jersey Resources Corp.[a]	2,937,486	133,949,362
ONEOK Inc.	1,963,744	134,496,827
Questar Corp.	2,466,726	57,524,050

		475,945,161

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.22%
Darden Restaurants Inc.	3,227,814	$159,583,124
McDonald’s Corp.	2,586,248	243,546,974

		403,130,098
HOUSEHOLD DURABLES — 3.01%
Garmin Ltd.	2,816,977	126,904,814
Leggett & Platt Inc.	3,145,688	94,433,554
Tupperware Brands Corp.	1,982,460	155,345,565

		376,683,933
HOUSEHOLD PRODUCTS — 3.63%
Clorox Co. (The)	2,265,747	199,997,488
Kimberly-Clark Corp.	2,321,794	253,934,610

		453,932,098
INDUSTRIAL CONGLOMERATES — 0.44%
General Electric Co.	2,185,247	54,915,257

		54,915,257
INSURANCE — 3.64%
Arthur J. Gallagher & Co.	2,316,633	107,097,944
Cincinnati Financial Corp.	2,508,561	121,539,780
Mercury General Corp.[a]	3,763,869	172,498,116
Old Republic International Corp.	3,417,648	53,383,662

		454,519,502
LEISURE EQUIPMENT & PRODUCTS — 0.73%
Mattel Inc.	2,408,299	91,130,034

		91,130,034
MEDIA — 1.45%
Cinemark Holdings Inc.	2,303,345	67,511,042
Meredith Corp.[a]	2,497,814	114,349,925

		181,860,967
METALS & MINING — 0.57%
Cliffs Natural Resources Inc.[b]	1,879,481	36,311,573
Commercial Metals Co.	1,853,257	35,323,078

		71,634,651
MULTI-UTILITIES — 16.03%
Alliant Energy Corp.	2,810,719	146,044,959
Avista Corp.[a]	3,470,414	100,052,036
Black Hills Corp.[a]	2,322,660	127,351,448
CenterPoint Energy Inc.	2,732,231	63,934,205
CMS Energy Corp.	2,955,738	82,139,959
Dominion Resources Inc.	2,686,078	182,411,557
DTE Energy Co.	2,994,587	204,290,725
Integrys Energy Group Inc.	3,896,231	211,721,193
NiSource Inc.	2,446,747	84,094,694
PG&E Corp.	3,409,757	143,721,258
Public Service Enterprise Group Inc.	3,405,659	113,544,671
SCANA Corp.	3,311,999	156,558,193
Sempra Energy	2,190,167	203,050,383

Security	Shares	Value

TECO Energy Inc.	3,935,948	$64,470,828
Wisconsin Energy Corp.	2,839,950	121,180,666

		2,004,566,775
OIL, GAS & CONSUMABLE FUELS — 5.73%
Chevron Corp.	2,486,100	277,523,343
ConocoPhillips	3,018,596	196,057,810
HollyFrontier Corp.	5,251,646	243,151,210

		716,732,363
PHARMACEUTICALS — 3.82%
Bristol-Myers Squibb Co.	2,086,362	104,255,509
Eli Lilly and Co.	2,963,043	160,033,952
Merck & Co. Inc.	2,662,241	141,018,906
Pfizer Inc.	2,363,689	71,856,146

		477,164,513
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
Intel Corp.	2,779,142	68,200,145

		68,200,145
SPECIALTY RETAIL — 0.24%
Staples Inc.	2,287,299	30,100,855

		30,100,855
THRIFTS & MORTGAGE FINANCE — 1.03%
New York Community Bancorp Inc.	4,863,396	78,738,381
People’s United Financial Inc.	3,517,428	49,982,652

		128,721,033
TOBACCO — 5.70%
Altria Group Inc.	3,857,871	135,874,217
Lorillard Inc.	3,282,333	161,556,430
Philip Morris International Inc.	3,313,961	258,952,912
Universal Corp.[a]	3,038,528	155,937,257

		712,320,816

TOTAL COMMON STOCKS
(Cost: $10,445,980,888)		12,492,077,078

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	34,898,609	34,898,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	1,964,395	1,964,395

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	19,008,544	$19,008,544

		55,871,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,871,548)		55,871,548

TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $10,501,852,436)		12,547,948,626

SHORT POSITIONS[e] — (0.14)%

COMMON STOCKS — (0.14)%
ONE GAS Inc.[f]	(490,936)	(16,749,218)

		(16,749,218)

TOTAL SHORT POSITIONS
(Proceeds: $16,749,218)		(16,749,218)
Other Assets, Less Liabilities — (0.22)%		(27,946,671)

NET ASSETS — 100.00%		$12,503,252,737

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

[f]	Non-income earning security.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
295	E-mini S&P 500 (Mar. 2014)	Chicago Mercantile	$26,204,850	$(152,741)

See accompanying notes to schedules of investments.

78

Schedule of Investments  (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AIR FREIGHT & LOGISTICS — 23.24%
C.H. Robinson Worldwide Inc.[a]	518,851	$30,373,538
Expeditors International of Washington Inc.	700,270	28,613,032
FedEx Corp.	509,595	67,939,205
United Parcel Service Inc. Class B	560,018	53,330,514

		180,256,289
AIRLINES — 17.82%
Alaska Air Group Inc.	664,887	52,572,615
Delta Air Lines Inc.	791,365	24,223,683
JetBlue Airways Corp.[a,b]	1,118,050	9,794,118
Southwest Airlines Co.	1,084,927	22,729,221
United Continental Holdings Inc.[b]	630,831	28,917,293

		138,236,930
MARINE — 8.12%
Kirby Corp.[b]	398,613	39,777,591
Matson Inc.	968,933	23,186,567

		62,964,158
ROAD & RAIL — 46.03%
Con-way Inc.	726,885	27,963,266
CSX Corp.	847,206	22,798,313
J.B. Hunt Transport Services Inc.	438,917	32,940,721
Kansas City Southern Industries Inc.	541,170	57,142,140
Landstar System Inc.	535,170	30,740,165
Norfolk Southern Corp.	511,789	47,386,544
Ryder System Inc.	544,646	38,773,349
Union Pacific Corp.	570,018	99,319,936

		357,064,434
TRADING COMPANIES & DISTRIBUTORS — 4.65%
GATX Corp.	623,039	36,073,958

		36,073,958

TOTAL COMMON STOCKS
(Cost: $728,744,942)		774,595,769

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	6,858,039	6,858,039
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	386,030	386,030

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,377,552	$1,377,552

		8,621,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,621,621)		8,621,621

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $737,366,563)		783,217,390
Other Assets, Less Liabilities — (0.97)%		(7,530,865)

NET ASSETS — 100.00%		$775,686,525

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 94.69%
AAR Corp.	125,262	$3,338,232
AeroVironment Inc.[a,b]	88,332	2,634,060
Alliant Techsystems Inc.	56,944	8,182,853
Astronics Corp.[a]	50,189	3,040,199
Astronics Corp. Class Ba	6,614	397,303
B/E Aerospace Inc.[a]	117,187	9,312,851
Boeing Co. (The)	225,976	28,305,754
Cubic Corp.	69,874	3,460,859
Curtiss-Wright Corp.	101,756	6,249,854
DigitalGlobe Inc.[a,b]	140,047	5,346,994
Engility Holdings Inc.[a]	77,542	2,970,634
Esterline Technologies Corp.[a]	63,464	6,533,619
Exelis Inc.	358,565	7,024,288
GenCorp Inc.[a,b]	204,849	3,486,530
General Dynamics Corp.	201,148	20,378,304
HEICO Corp.	110,260	5,868,037
Hexcel Corp.[a]	169,902	7,081,515
Huntington Ingalls Industries Inc.	86,571	8,225,976
L-3 Communications Holdings Inc.	102,095	11,339,692
Lockheed Martin Corp.	146,505	22,109,070
Moog Inc. Class Aa	89,960	5,402,998
Northrop Grumman Corp.	148,463	17,154,900
Orbital Sciences Corp.[a]	177,526	4,340,511
Precision Castparts Corp.	79,487	20,249,313
Raytheon Co.	200,717	19,082,165
Rockwell Collins Inc.	150,126	11,343,521
Spirit AeroSystems Holdings Inc. Class Aa	194,404	6,592,240
Taser International Inc.[a,b]	189,914	3,050,019
Teledyne Technologies Inc.[a]	71,331	6,553,179
Textron Inc.	324,856	11,532,388
TransDigm Group Inc.	60,949	10,180,311
Triumph Group Inc.	93,196	6,376,470
United Technologies Corp.	275,821	31,449,110

		318,593,749
AIRPORT SERVICES — 1.02%
Wesco Aircraft Holdings Inc.[a,b]	153,712	3,435,463

		3,435,463
INDUSTRIAL MACHINERY — 1.24%
RBC Bearings Inc.[a,b]	64,476	4,180,624

		4,180,624
IT CONSULTING & OTHER SERVICES — 0.84%
ManTech International Corp. Class Ab	97,458	2,836,028

		2,836,028
LEISURE PRODUCTS — 2.11%
Smith & Wesson Holding Corp.[a,b]	212,120	2,776,650

Security	Shares	Value

Sturm, Ruger & Co. Inc.[b]	56,693	$4,318,306

		7,094,956

TOTAL COMMON STOCKS (Cost: $289,648,642)		336,140,820

SHORT-TERM INVESTMENTS — 5.69%

MONEY MARKET FUNDS — 5.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	17,941,276	17,941,276
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,009,890	1,009,890
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	182,586	182,586

		19,133,752

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,133,752)		19,133,752

TOTAL INVESTMENTS IN SECURITIES — 105.59% (Cost: $308,782,394)		355,274,572
Other Assets, Less Liabilities — (5.59)%		(18,794,005)

NET ASSETS — 100.00%		$336,480,567

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

80

Schedule of Investments  (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

CHEMICALS — 75.18%
Air Products and Chemicals Inc.	287,457	$30,223,229
Airgas Inc.	90,307	9,323,295
Albemarle Corp.	110,801	7,111,208
Ashland Inc.	98,080	9,102,805
Axiall Corp.	94,930	3,787,707
Cabot Corp.	80,970	3,940,810
Celanese Corp. Series A	214,528	10,863,698
CF Industries Holdings Inc.	77,979	18,002,232
Chemtura Corp.[a,b]	131,034	3,286,333
Cytec Industries Inc.	48,337	4,348,880
Dow Chemical Co. (The)	1,650,185	75,099,919
E.I. du Pont de Nemours and Co.	1,260,024	76,874,064
Eastman Chemical Co.	209,422	16,326,539
Ecolab Inc.	368,945	37,093,730
FMC Corp.	181,332	12,807,479
H.B. Fuller Co.	68,281	3,180,529
Huntsman Corp.	266,339	5,838,151
International Flavors & Fragrances Inc.	110,907	9,613,419
LyondellBasell Industries NV Class A	594,363	46,812,030
Minerals Technologies Inc.	46,773	2,417,229
Monsanto Co.	715,437	76,229,812
Mosaic Co. (The)	463,665	20,707,279
NewMarket Corp.[b]	15,539	5,203,389
Olin Corp.	108,086	2,778,891
PolyOne Corp.	131,176	4,664,619
PPG Industries Inc.	193,233	35,237,970
Praxair Inc.	400,501	49,950,485
Rockwood Holdings Inc.	101,688	6,968,679
RPM International Inc.	180,957	7,178,564
Sensient Technologies Corp.	67,993	3,326,218
Sigma-Aldrich Corp.	162,817	15,137,096
W.R. Grace & Co.[a]	104,626	9,868,324
Westlake Chemical Corp.	27,213	3,307,468

		626,612,080
ELECTRICAL EQUIPMENT — 0.25%
Polypore International Inc.[a,b]	63,310	2,098,726

		2,098,726
METALS & MINING — 17.77%
Alcoa Inc.[b]	1,455,282	16,750,296
Allegheny Technologies Inc.	147,145	4,626,239
Carpenter Technology Corp.	71,956	4,181,363
Cliffs Natural Resources Inc.[b]	207,993	4,018,425
Coeur Mining Inc.[a,b]	136,454	1,385,008
Commercial Metals Co.	158,957	3,029,720
Compass Minerals International Inc.	45,478	3,575,480
Freeport-McMoRan Copper & Gold Inc.	1,412,481	45,778,509
Kaiser Aluminum Corp.	25,489	1,779,387
Newmont Mining Corp.	677,395	14,631,732
Nucor Corp.	432,951	20,933,181
Reliance Steel & Aluminum Co.	105,280	7,364,336
Royal Gold Inc.	88,715	4,962,717
Steel Dynamics Inc.	302,434	4,990,161

Security	Shares	Value

Stillwater Mining Co.[a,b]	162,082	$2,032,508
United States Steel Corp.[b]	197,096	5,146,177
Worthington Industries Inc.	71,959	2,917,218

		148,102,457
OIL, GAS & CONSUMABLE FUELS — 2.35%
Alpha Natural Resources Inc.[a,b]	300,138	1,704,784
CONSOL Energy Inc.	311,497	11,634,413
Peabody Energy Corp.	367,407	6,264,289

		19,603,486
PAPER & FOREST PRODUCTS — 4.32%
Domtar Corp.	44,010	4,727,114
International Paper Co.	603,583	28,815,053
Resolute Forest Products Inc.[a,b]	128,337	2,476,904

		36,019,071

TOTAL COMMON STOCKS (Cost: $916,242,679)		832,435,820

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	15,021,943	15,021,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	845,565	845,565
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	616,178	616,178

		16,483,686

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,483,686)		16,483,686

TOTAL INVESTMENTS IN SECURITIES — 101.84% (Cost: $932,726,365)		848,919,506
Other Assets, Less Liabilities — (1.84)%		(15,361,954)

NET ASSETS — 100.00%		$833,557,552

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments  (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

INVESTMENT BANKING & BROKERAGE — 70.70%
BGC Partners Inc. Class A	1,598,102	$10,275,796
Charles Schwab Corp. (The)	704,518	17,486,137
E*TRADE Financial Corp.[a]	714,469	14,303,669
Evercore Partners Inc. Class A	195,416	10,912,029
FXCM Inc. Class A	504,261	8,643,034
Goldman Sachs Group Inc. (The)	125,492	20,595,747
Greenhill & Co. Inc.	189,259	9,832,005
Investment Technology Group Inc.[a,b]	437,358	7,216,407
KCG Holdings Inc. Class Aa,b	821,406	9,084,750
LPL Financial Holdings Inc.	274,605	14,699,606
Morgan Stanley	631,018	18,621,341
Piper Jaffray Companies Inc.[a,b]	227,583	8,939,460
Raymond James Financial Inc.	246,575	12,553,133
Stifel Financial Corp.[a,b]	265,918	12,006,198
TD Ameritrade Holding Corp.	478,290	14,946,563

		190,115,875
SPECIALIZED FINANCE — 29.22%
CBOE Holdings Inc.	254,609	13,244,760
CME Group Inc.	214,881	16,064,504
Interactive Brokers Group Inc. Class A	409,738	8,686,446
IntercontinentalExchange Group Inc.	77,338	16,147,401
MarketAxess Holdings Inc.	182,506	11,450,426
NASDAQ OMX Group Inc. (The)	340,300	12,982,445

		78,575,982

TOTAL COMMON STOCKS (Cost: $247,641,198)		268,691,857

SHORT-TERM INVESTMENTS — 5.36%

MONEY MARKET FUNDS — 5.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	13,353,272	13,353,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	751,638	751,638

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	303,140	$303,140

		14,408,050

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,408,050)		14,408,050

TOTAL INVESTMENTS IN SECURITIES — 105.28% (Cost: $262,049,248)		283,099,907
Other Assets, Less Liabilities — (5.28)%		(14,201,079)

NET ASSETS — 100.00%		$268,898,828

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.76%

AUTO COMPONENTS — 5.74%

Autoliv Inc.	21,829	$1,979,235
BorgWarner Inc.	51,923	2,788,265
Cooper Tire & Rubber Co.	13,810	323,154
Dana Holding Corp.	33,413	632,174
Delphi Automotive PLC	63,720	3,879,911
Gentex Corp.	32,869	1,064,627
Goodyear Tire & Rubber Co. (The)	56,266	1,331,254
Johnson Controls Inc.	155,884	7,189,370
Lear Corp.	18,378	1,329,281
Tenneco Inc.[a]	13,810	784,960
TRW Automotive Holdings Corp.[a]	26,265	1,947,550
Visteon Corp.[a]	11,392	922,866

		24,172,647
AUTOMOBILES — 7.08%
Ford Motor Co.	897,651	13,428,859
General Motors Co.[a]	259,193	9,351,683
Harley-Davidson Inc.	50,313	3,103,809
Tesla Motors Inc.[a,b]	18,689	3,390,372
Thor Industries Inc.	10,208	524,385

		29,799,108
BEVERAGES — 18.56%
Beam Inc.	37,106	3,090,930
Brown-Forman Corp. Class B NVS	36,870	2,838,990
Coca-Cola Co. (The)	864,277	32,686,956
Coca-Cola Enterprises Inc.	54,947	2,378,656
Constellation Brands Inc. Class Aa	37,909	2,906,483
Dr Pepper Snapple Group Inc.	45,666	2,186,488
Molson Coors Brewing Co. Class B NVS	35,996	1,894,829
Monster Beverage Corp.[a]	30,918	2,099,332
PepsiCo Inc.	349,014	28,046,765

		78,129,429
CHEMICALS — 0.14%
Scotts Miracle-Gro Co. (The) Class A	9,998	593,781

		593,781
COMMERCIAL SERVICES & SUPPLIES — 0.17%
Herman Miller Inc.	13,414	375,994
HNI Corp.	10,276	352,570

		728,564
DISTRIBUTORS — 1.26%
Genuine Parts Co.	35,120	2,888,620
LKQ Corp.[a]	68,420	1,852,130
Pool Corp.	10,480	567,806

		5,308,556

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.46%
Leucadia National Corp.	71,367	$1,950,460

		1,950,460
FOOD PRODUCTS — 16.30%
Archer-Daniels-Midland Co.	149,730	5,911,340
B&G Foods Inc. Class A	12,137	397,730
Bunge Ltd.	33,560	2,542,506
Campbell Soup Co.	40,887	1,684,953
ConAgra Foods Inc.	95,998	3,051,776
Darling International Inc.[a,b]	36,067	705,471
Dean Foods Co.[a]	21,378	337,772
Flowers Foods Inc.	39,772	833,223
General Mills Inc.	144,336	6,931,015
Green Mountain Coffee Roasters Inc.[b]	29,845	2,417,445
Hain Celestial Group Inc.[a,b]	10,849	996,915
Hershey Co. (The)	34,086	3,388,148
Hillshire Brands Co.	28,010	997,716
Hormel Foods Corp.	30,671	1,393,690
Ingredion Inc.	17,414	1,084,892
J.M. Smucker Co. (The)	23,926	2,306,227
Kellogg Co.	58,517	3,392,816
Kraft Foods Group Inc.	135,601	7,098,712
Lancaster Colony Corp.	4,400	382,448
McCormick & Co. Inc. NVS	30,061	1,929,315
Mead Johnson Nutrition Co. Class A	45,964	3,534,172
Mondelez International Inc. Class A	399,113	13,070,951
Post Holdings Inc.[a]	7,415	396,925
TreeHouse Foods Inc.[a,b]	8,248	543,048
Tyson Foods Inc. Class A	61,827	2,312,330
WhiteWave Foods Co. Class Aa	39,384	953,487

		68,595,023
HOUSEHOLD DURABLES — 4.74%
D.R. Horton Inc.	64,761	1,520,588
Harman International Industries Inc.	15,340	1,586,616
Jarden Corp.[a]	27,245	1,646,960
Leggett & Platt Inc.	32,064	962,561
Lennar Corp. Class A	38,091	1,529,735
M.D.C. Holdings Inc.	8,847	273,284
Mohawk Industries Inc.[a]	13,889	1,974,738
Newell Rubbermaid Inc.	65,371	2,019,964
NVR Inc.[a,b]	951	1,096,893
PulteGroup Inc.	78,531	1,595,750
Ryland Group Inc. (The)	10,486	468,095
Tempur Sealy International Inc.[a]	13,755	677,984
Toll Brothers Inc.[a,b]	36,093	1,326,418
Tupperware Brands Corp.	11,503	901,375
Whirlpool Corp.	17,861	2,380,871

		19,961,832
HOUSEHOLD PRODUCTS — 17.85%
Church & Dwight Co. Inc.	31,605	2,041,051
Clorox Co. (The)	29,361	2,591,695
Colgate-Palmolive Co.	200,024	12,247,470
Energizer Holdings Inc.	14,185	1,340,482
Kimberly-Clark Corp.	86,849	9,498,675

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

January 31, 2014

Security	Shares	Value

Procter & Gamble Co. (The)	618,614	$47,398,205

		75,117,578
LEISURE EQUIPMENT & PRODUCTS — 1.64%
Brunswick Corp.	20,709	858,595
Hasbro Inc.	26,313	1,292,495
Mattel Inc.	77,011	2,914,096
Polaris Industries Inc.	14,662	1,835,682

		6,900,868
MACHINERY — 1.51%
Middleby Corp. (The)[a]	4,340	1,070,157
Snap-on Inc.	13,253	1,327,288
Stanley Black & Decker Inc.	35,317	2,733,536
WABCO Holdings Inc.[a]	14,164	1,221,220

		6,352,201
PERSONAL PRODUCTS — 1.86%
Avon Products Inc.	98,788	1,470,953
Estee Lauder Companies Inc. (The) Class A	58,265	4,005,136
Herbalife Ltd.[b]	18,921	1,217,945
Nu Skin Enterprises Inc. Class A	13,543	1,153,187

		7,847,221
SOFTWARE — 1.02%
Activision Blizzard Inc.	98,177	1,681,772
Electronic Arts Inc.[a]	70,410	1,858,824
Take-Two Interactive Software Inc.[a]	21,018	403,125
TiVo Inc.[a]	27,832	344,839

		4,288,560
TEXTILES, APPAREL & LUXURY GOODS — 8.98%
Carter’s Inc.	12,418	835,110
Coach Inc.	63,820	3,056,340
Crocs Inc.[a,b]	20,193	309,963
Deckers Outdoor Corp.[a]	7,842	611,284
Fifth & Pacific Companies Inc.[a]	27,927	801,505
Fossil Group Inc.[a]	11,158	1,247,799
Hanesbrands Inc.	22,574	1,605,914
Iconix Brand Group Inc.[a,b]	11,768	437,770
Lululemon Athletica Inc.[a]	24,456	1,117,395
Michael Kors Holdings Ltd.[a]	40,819	3,262,663
Nike Inc. Class B	170,051	12,388,215
PVH Corp.	18,559	2,243,226
Ralph Lauren Corp.	13,568	2,128,684
Steven Madden Ltd.[a]	13,455	438,498
Under Armour Inc. Class Aa,b	18,284	1,976,683
VF Corp.	80,364	4,697,276
Wolverine World Wide Inc.	22,835	637,096

		37,795,421
TOBACCO — 12.45%
Altria Group Inc.	455,155	16,030,559
Lorillard Inc.	83,824	4,125,817
Philip Morris International Inc.	364,617	28,491,172
Reynolds American Inc.	71,327	3,459,360

Security	Shares	Value

Universal Corp.	5,617	$288,265

		52,395,173

TOTAL COMMON STOCKS (Cost: $360,547,333)		419,936,422

SHORT-TERM INVESTMENTS — 2.58%

MONEY MARKET FUNDS — 2.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	9,864,912	9,864,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	555,282	555,282
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	443,285	443,285

		10,863,479

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,863,479)		10,863,479

TOTAL INVESTMENTS IN SECURITIES — 102.34% (Cost: $371,410,812)		430,799,901
Other Assets, Less Liabilities — (2.34)%		(9,863,087)

NET ASSETS — 100.00%		$420,936,814

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

84

Schedule of Investments  (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 2.92%
Alaska Air Group Inc.	13,832	$1,093,696
American Airlines Group Inc.[a,b]	38,447	1,289,897
Delta Air Lines Inc.	170,709	5,225,402
JetBlue Airways Corp.[a,b]	43,414	380,307
Southwest Airlines Co.	139,223	2,916,722
Spirit Airlines Inc.[a]	14,493	679,722
United Continental Holdings Inc.[a,b]	72,281	3,313,361

		14,899,107
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Copart Inc.[a]	22,290	764,101
KAR Auction Services Inc.	27,697	770,530
Rollins Inc.	12,735	367,023

		1,901,654
DIVERSIFIED CONSUMER SERVICES — 1.01%
Apollo Education Group Inc.[a]	19,911	642,926
DeVry Education Group Inc.	11,356	410,406
Graham Holdings Co. Class B	869	544,046
H&R Block Inc.	54,675	1,662,120
Hillenbrand Inc.	12,462	337,346
Service Corp. International	42,285	748,445
Sotheby’s	13,707	656,840
Weight Watchers International Inc.[b]	5,414	146,340

		5,148,469
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.08%
Dolby Laboratories Inc. Class Aa	9,765	400,267

		400,267
FOOD & STAPLES RETAILING — 14.84%
Casey’s General Stores Inc.	7,675	527,042
Costco Wholesale Corp.	87,231	9,801,275
CVS Caremark Corp.	237,633	16,092,507
Fresh Market Inc. (The)[a,b]	8,016	280,240
Kroger Co. (The)	103,915	3,751,332
Rite Aid Corp.[a]	177,344	984,259
Safeway Inc.	49,393	1,543,037
Sysco Corp.	116,099	4,072,753
United Natural Foods Inc.[a]	9,869	666,848
Wal-Mart Stores Inc.	323,006	24,122,088
Walgreen Co.	173,867	9,971,273
Whole Foods Market Inc.	74,305	3,883,179

		75,695,833
HEALTH CARE PROVIDERS & SERVICES — 3.50%
AmerisourceBergen Corp.	45,956	3,089,162
Cardinal Health Inc.	68,158	4,636,107
Chemed Corp.[b]	3,495	275,826
McKesson Corp.	45,873	8,000,710
Omnicare Inc.	20,500	1,280,430

Security	Shares	Value

VCA Antech Inc.[a]	17,703	$565,434

		17,847,669
HOTELS, RESTAURANTS & LEISURE — 14.39%
Bally Technologies Inc.[a,b]	7,773	569,916
Bob Evans Farms Inc.	5,399	271,300
Brinker International Inc.	13,371	646,622
Carnival Corp.	87,477	3,428,224
Cheesecake Factory Inc. (The)	9,601	427,629
Chipotle Mexican Grill Inc.[a]	6,182	3,412,217
Choice Hotels International Inc.	6,268	304,186
Cracker Barrel Old Country Store Inc.	4,750	470,298
Darden Restaurants Inc.	25,989	1,284,896
Domino’s Pizza Inc.	11,115	784,830
Dunkin’ Brands Group Inc.	21,216	987,180
Hyatt Hotels Corp. Class Aa	11,559	552,405
International Game Technology	49,484	714,054
Jack in the Box Inc.[a]	8,502	429,946
Las Vegas Sands Corp.	77,375	5,920,735
Life Time Fitness Inc.[a,b]	7,792	320,719
Marriott International Inc. Class A	44,898	2,213,471
Marriott Vacations Worldwide Corp.[a]	6,093	291,733
McDonald’s Corp.	198,659	18,707,718
MGM Resorts International[a]	66,675	1,624,203
Norwegian Cruise Line Holdings Ltd.[a]	14,318	501,416
Panera Bread Co. Class Aa,b	5,320	899,452
Papa John’s International Inc.	6,344	305,337
Penn National Gaming Inc.[a]	13,416	157,370
Royal Caribbean Cruises Ltd.	32,564	1,615,174
Six Flags Entertainment Corp.	18,957	680,367
Starbucks Corp.	150,454	10,700,288
Starwood Hotels & Resorts Worldwide Inc.	38,268	2,859,002
Vail Resorts Inc.	7,201	490,748
Wendy’s Co. (The)	56,172	509,480
Wyndham Worldwide Corp.	26,060	1,848,696
Wynn Resorts Ltd.	16,136	3,508,289
Yum! Brands Inc.	88,959	5,973,597

		73,411,498
INTERNET & CATALOG RETAIL — 10.00%
Amazon.com Inc.[a]	74,022	26,550,951
Expedia Inc.	20,501	1,332,155
Groupon Inc.[a,b]	74,377	777,983
HSN Inc.	6,635	363,399
Liberty Interactive Corp. Series Aa	94,444	2,522,599
Liberty Ventures Series Aa	7,026	815,016
Netflix Inc.[a]	11,833	4,843,602
Priceline.com Inc.[a]	10,268	11,755,731
Shutterfly Inc.[a]	7,586	359,273
TripAdvisor Inc.[a]	22,164	1,710,839

		51,031,548
INTERNET SOFTWARE & SERVICES — 2.55%
Conversant Inc.[a]	12,444	267,546
eBay Inc.[a]	232,619	12,375,331
OpenTable Inc.[a,b]	4,642	349,450

		12,992,327

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2014

Security	Shares	Value

IT SERVICES — 0.11%
Acxiom Corp.[a,b]	14,985	$538,861

		538,861
MEDIA — 27.18%
AMC Networks Inc. Class Aa	11,823	761,874
Cablevision NY Group Class A	42,707	685,020
CBS Corp. Class B NVS	111,468	6,545,401
Charter Communications Inc. Class Aa,b	13,490	1,848,130
Cinemark Holdings Inc.	20,706	606,893
Comcast Corp. Class A	520,281	28,329,300
DIRECTV[a]	97,600	6,776,368
Discovery Communications Inc. Series Aa	45,068	3,595,525
DISH Network Corp. Class Aa	42,085	2,372,752
DreamWorks Animation SKG Inc. Class Aa	14,206	479,310
Gannett Co. Inc.	45,384	1,249,422
Interpublic Group of Companies Inc. (The)	82,870	1,352,438
John Wiley & Sons Inc. Class A	9,240	500,254
Lamar Advertising Co. Class Aa	13,027	633,894
Liberty Global PLC Series Aa	74,191	5,930,087
Liberty Media Corp.[a]	20,097	2,644,564
Live Nation Entertainment Inc.[a]	28,226	600,367
Madison Square Garden Inc. Class Aa	12,266	711,796
Meredith Corp.	7,400	338,772
Morningstar Inc.	4,233	326,788
New York Times Co. (The) Class Ab	25,100	354,914
News Corp. Class A NVS[a]	99,613	1,589,823
Omnicom Group Inc.	51,390	3,729,886
Regal Entertainment Group Class A	15,850	309,075
Scripps Networks Interactive Inc. Class A	21,818	1,582,241
Sinclair Broadcast Group Inc. Class A	14,591	458,449
Sirius XM Holdings Inc.[a]	600,846	2,151,029
Starz Series Aa	18,504	517,742
Time Warner Cable Inc.	56,293	7,502,168
Time Warner Inc.	180,626	11,348,732
Twenty-First Century Fox Inc. Class A	391,780	12,466,440
Viacom Inc. Class B NVS	81,061	6,655,108
Walt Disney Co. (The)	326,277	23,690,973

		138,645,535
MULTILINE RETAIL — 4.46%
Big Lots Inc.[a]	11,643	311,916
Dillard’s Inc. Class A	4,756	415,199
Dollar General Corp.[a]	58,846	3,314,207
Dollar Tree Inc.[a]	41,594	2,101,329
Family Dollar Stores Inc.	19,241	1,189,478
J.C. Penney Co. Inc.[a,b]	62,838	372,001
Kohl’s Corp.	40,246	2,037,655
Macy’s Inc.	73,566	3,913,711
Nordstrom Inc.	28,631	1,644,851
Sears Holdings Corp.[a,b]	8,663	315,073
Target Corp.	126,234	7,149,894

		22,765,314
PROFESSIONAL SERVICES — 0.86%
Dun & Bradstreet Corp. (The)	7,587	834,570
IHS Inc. Class Aa	12,307	1,395,737

Security	Shares	Value

Nielsen Holdings NV	50,578	$2,138,944

		4,369,251
ROAD & RAIL — 0.62%
Avis Budget Group Inc.[a,b]	21,558	812,952
Hertz Global Holdings Inc.[a]	89,787	2,336,258

		3,149,210
SOFTWARE — 0.17%
FactSet Research Systems Inc.[b]	7,977	843,727

		843,727
SPECIALTY RETAIL — 16.82%
Aaron’s Inc.	15,214	409,104
Abercrombie & Fitch Co. Class A	15,238	539,120
Advance Auto Parts Inc.	14,570	1,672,782
Aeropostale Inc.[a,b]	15,565	109,733
American Eagle Outfitters Inc.	33,842	457,882
ANN INC.[a]	9,162	296,299
Ascena Retail Group Inc.[a,b]	25,683	481,813
AutoNation Inc.[a]	12,878	636,044
AutoZone Inc.[a]	6,799	3,365,913
Bed Bath & Beyond Inc.[a]	42,917	2,740,250
Best Buy Co. Inc.	54,439	1,281,494
Buckle Inc. (The)[b]	5,554	246,153
Cabela’s Inc.[a]	9,296	621,531
CarMax Inc.[a]	44,652	2,014,252
Chico’s FAS Inc.	31,684	525,954
Children’s Place Retail Stores Inc. (The)[a,b]	4,409	232,222
CST Brands Inc.	15,080	481,504
Dick’s Sporting Goods Inc.	20,271	1,064,228
DSW Inc. Class A	14,607	549,954
Express Inc.[a,b]	16,731	289,781
Foot Locker Inc.	29,548	1,140,553
GameStop Corp. Class A	23,259	815,693
Gap Inc. (The)	52,961	2,016,755
Genesco Inc.[a,b]	4,761	334,317
GNC Holdings Inc. Class A	18,902	966,081
Group 1 Automotive Inc.	4,209	257,296
Guess? Inc.	11,872	333,010
Home Depot Inc. (The)	281,150	21,606,378
L Brands Inc.	48,742	2,552,131
Lowe’s Companies Inc.	208,798	9,665,259
Lumber Liquidators Holdings Inc.[a,b]	5,506	489,979
Men’s Wearhouse Inc. (The)	9,057	435,098
Murphy USA Inc.[a]	8,868	343,546
O’Reilly Automotive Inc.[a]	21,450	2,809,521
Outerwall Inc.[a,b]	5,512	354,477
PetSmart Inc.	20,653	1,301,139
Pier 1 Imports Inc.	20,711	395,787
Rent-A-Center Inc.	10,674	266,210
Ross Stores Inc.	43,292	2,939,960
Sally Beauty Holdings Inc.[a]	27,694	785,956
Signet Jewelers Ltd.	16,061	1,277,653
Staples Inc.	132,120	1,738,699
Tiffany & Co.	22,024	1,832,177
TJX Companies Inc. (The)	142,010	8,145,694
Tractor Supply Co.	27,910	1,856,294
Ulta Salon, Cosmetics & Fragrance Inc.[a]	12,720	1,090,231
Urban Outfitters Inc.[a]	21,755	779,264

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

January 31, 2014

Security	Shares	Value

Vitamin Shoppe Inc.[a,b]	6,065	$271,833
Williams-Sonoma Inc.	17,703	965,168

		85,782,172
TRADING COMPANIES & DISTRIBUTORS — 0.07%
Beacon Roofing Supply Inc.[a,b]	9,773	369,322

		369,322

TOTAL COMMON STOCKS (Cost: $401,471,233)		509,791,764

SHORT-TERM INVESTMENTS — 2.43%

MONEY MARKET FUNDS — 2.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	11,458,516	11,458,516
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	644,984	644,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	313,910	313,910

		12,417,410

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,417,410)		12,417,410

TOTAL INVESTMENTS IN SECURITIES — 102.38% (Cost: $413,888,643)		522,209,174
Other Assets, Less Liabilities — (2.38)%		(12,144,611)

NET ASSETS — 100.00%		$510,064,563

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

87

Schedule of Investments  (Unaudited)

iSHARES® U.S. ENERGY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

ELECTRIC UTILITIES — 0.39%
OGE Energy Corp.	175,260	$5,971,108

		5,971,108
ENERGY EQUIPMENT & SERVICES — 20.52%
Atwood Oceanics Inc.[a,b]	51,135	2,423,799
Baker Hughes Inc.	391,401	22,168,953
Bristow Group Inc.	32,212	2,312,500
Cameron International Corp.[a]	210,062	12,597,418
CARBO Ceramics Inc.	17,492	2,013,679
Core Laboratories NV	40,064	7,168,251
Diamond Offshore Drilling Inc.	61,283	2,974,677
Dresser-Rand Group Inc.[a,b]	67,378	3,840,546
Dril-Quip Inc.[a]	35,939	3,614,026
Ensco PLC Class A	206,283	10,390,475
Exterran Holdings Inc.[a,b]	51,596	1,792,445
FMC Technologies Inc.[a,b]	208,932	10,329,598
Halliburton Co.	749,040	36,710,450
Helix Energy Solutions Group Inc.[a]	86,683	1,767,466
Helmerich & Payne Inc.	94,618	8,330,169
McDermott International Inc.[a,b]	208,366	1,737,772
Nabors Industries Ltd.	229,404	3,918,220
National Oilwell Varco Inc.	378,041	28,356,855
Nobel Corp. PLC	223,789	6,944,173
Oceaneering International Inc.	95,552	6,511,869
Oil States International Inc.[a]	48,711	4,576,398
Patterson-UTI Energy Inc.	127,155	3,266,612
Rowan Companies PLC Class Aa	109,656	3,439,909
Schlumberger Ltd.	1,162,944	101,839,006
SEACOR Holdings Inc.[a]	16,626	1,399,577
Superior Energy Services Inc.	140,720	3,326,621
Tidewater Inc.	43,957	2,279,170
Transocean Ltd.	299,329	12,954,959
Unit Corp.[a]	38,540	1,925,844
Weatherford International Ltd.[a,b]	679,455	9,199,821

		320,111,258
MACHINERY — 0.15%
Chart Industries Inc.[a,b]	26,926	2,300,557

		2,300,557
OIL, GAS & CONSUMABLE FUELS — 78.65%
Anadarko Petroleum Corp.	444,417	35,860,008
Apache Corp.	352,552	28,295,824
Cabot Oil & Gas Corp.	371,912	14,869,042
Cheniere Energy Inc.[a]	194,092	8,528,403
Chesapeake Energy Corp.	446,380	12,012,086
Chevron Corp.	1,698,264	189,577,210
Cimarex Energy Co.	76,697	7,514,772
Cobalt International Energy Inc.[a]	261,531	4,281,263
Concho Resources Inc.[a]	92,780	9,072,956
ConocoPhillips	1,081,833	70,265,053
Continental Resources Inc.[a]	37,731	4,157,956
Denbury Resources Inc.[a]	323,839	5,204,093

Security	Shares	Value

Devon Energy Corp.	337,017	$19,958,147
Energen Corp.	64,193	4,539,729
Energy XXI (Bermuda) Ltd.[b]	66,675	1,530,191
EOG Resources Inc.	241,055	39,831,928
EQT Corp.	133,097	12,352,733
EXCO Resources Inc.[b]	148,131	759,912
Exxon Mobil Corp.	3,857,626	355,518,812
Gulfport Energy Corp.[a]	74,262	4,526,269
Hess Corp.	251,185	18,961,956
HollyFrontier Corp.	175,483	8,124,863
Kinder Morgan Inc.	594,578	20,221,598
Kodiak Oil & Gas Corp.[a,b]	235,940	2,503,323
Marathon Oil Corp.	615,180	20,171,752
Marathon Petroleum Corp.	265,829	23,140,414
Murphy Oil Corp.	155,218	8,786,891
Newfield Exploration Co.[a]	119,853	2,968,759
Noble Energy Inc.	317,268	19,775,314
Oasis Petroleum Inc.[a]	84,490	3,532,527
Occidental Petroleum Corp.	711,797	62,332,063
ONEOK Inc.	183,030	10,981,800
Phillips 66	529,428	38,695,893
Pioneer Natural Resources Co.	125,945	21,325,007
QEP Resources Inc.	158,332	4,890,876
Range Resources Corp.	144,318	12,438,768
Rosetta Resources Inc.[a,b]	54,327	2,314,873
SandRidge Energy Inc.[a,b]	316,081	1,943,898
SemGroup Corp. Class A	37,638	2,324,523
SM Energy Co.	59,162	4,896,247
Southwestern Energy Co.[a]	309,694	12,601,449
Spectra Energy Corp.	591,685	21,271,076
Teekay Corp.	33,778	1,829,754
Tesoro Corp.	117,310	6,043,811
Ultra Petroleum Corp.[a,b]	134,778	3,227,933
Valero Energy Corp.	476,471	24,347,668
Western Refining Inc.	47,080	1,841,299
Whiting Petroleum Corp.[a]	104,787	6,117,465
Williams Companies Inc. (The)	603,516	24,436,363
World Fuel Services Corp.	63,777	2,724,553
WPX Energy Inc.[a,b]	177,201	3,375,679

		1,226,804,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.20%
First Solar Inc.[a]	62,269	3,149,566

		3,149,566

TOTAL COMMON STOCKS (Cost: $1,516,970,009)		1,558,337,271

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	32,088,609	32,088,609
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,806,224	1,806,224

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,006,254	$2,006,254

		35,901,087

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,901,087)		35,901,087

TOTAL INVESTMENTS IN SECURITIES — 102.21% (Cost: $1,552,871,096)		1,594,238,358
Other Assets, Less Liabilities — (2.21)%		(34,439,854)

NET ASSETS — 100.00%		$1,559,798,504

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

CAPITAL MARKETS — 19.96%
Affiliated Managers Group Inc.[a,b]	16,445	$3,276,502
Ameriprise Financial Inc.	60,457	6,386,677
Bank of New York Mellon Corp. (The)	356,781	11,402,721
BlackRock Inc.[c]	39,470	11,859,551
Charles Schwab Corp. (The)	360,463	8,946,692
E*TRADE Financial Corp.[a]	89,192	1,785,624
Eaton Vance Corp. NVS	37,693	1,434,973
Federated Investors Inc. Class B	29,216	785,618
Financial Engines Inc.	15,650	953,398
Franklin Resources Inc.	125,451	6,524,707
Goldman Sachs Group Inc. (The)	130,923	21,487,083
Greenhill & Co. Inc.	8,098	420,691
Invesco Ltd.	137,855	4,583,679
Janus Capital Group Inc.	46,505	511,090
Legg Mason Inc.	33,041	1,399,286
LPL Financial Holdings Inc.	25,094	1,343,282
Morgan Stanley	430,370	12,700,219
Northern Trust Corp.	69,884	4,208,414
Raymond James Financial Inc.	38,277	1,948,682
SEI Investments Co.	44,722	1,523,231
State Street Corp.	136,381	9,130,708
Stifel Financial Corp.[a,b]	18,335	827,825
T. Rowe Price Group Inc.	81,087	6,360,464
TD Ameritrade Holding Corp.	73,490	2,296,562
Waddell & Reed Financial Inc. Class A	26,525	1,719,350

		123,817,029
COMMERCIAL BANKS — 28.73%
Associated Banc-Corp	50,572	832,921
BancorpSouth Inc.	25,976	612,254
Bank of Hawaii Corp.	13,886	788,447
BB&T Corp.	219,001	8,192,827
BOK Financial Corp.	6,406	411,650
CapitalSource Inc.	61,180	840,001
Cathay General Bancorp	22,787	535,495
CIT Group Inc.	62,124	2,891,872
City National Corp.	14,714	1,064,558
Comerica Inc.	56,784	2,600,707
Commerce Bancshares Inc.	25,282	1,099,009
Cullen/Frost Bankers Inc.	16,336	1,209,191
East West Bancorp Inc.	44,467	1,487,866
F.N.B. Corp.	49,712	588,590
Fifth Third Bancorp	274,412	5,768,140
First Financial Bankshares Inc.	9,505	581,421
First Horizon National Corp.	73,552	864,972
First Niagara Financial Group Inc.	109,831	948,940
First Republic Bank	38,498	1,868,308
FirstMerit Corp.	51,295	1,043,853
Fulton Financial Corp.	59,732	737,690
Glacier Bancorp Inc.[b]	23,013	608,234
Hancock Holding Co.	25,419	879,497
Huntington Bancshares Inc.	257,829	2,338,509
IBERIABANK Corp.	9,235	608,032
International Bancshares Corp.	17,910	419,273
KeyCorp	279,064	3,560,857

Security	Shares	Value

M&T Bank Corp.	40,499	$4,516,043
MB Financial Inc.	17,095	480,370
National Penn Bancshares Inc.	36,083	374,542
Old National Bancorp	31,556	441,784
PNC Financial Services Group Inc. (The)[c]	165,291	13,203,445
Popular Inc.[a,b]	32,176	849,446
PrivateBancorp Inc.	20,423	583,894
Prosperity Bancshares Inc.	17,607	1,101,494
Regions Financial Corp.	428,466	4,357,499
Signature Bank[a,b]	14,685	1,792,451
SunTrust Banks Inc.	166,347	6,158,166
Susquehanna Bancshares Inc.	58,421	632,699
SVB Financial Group[a,b]	14,182	1,591,646
Synovus Financial Corp.	301,731	1,010,799
TCF Financial Corp.	51,189	824,143
Texas Capital Bancshares Inc.[a,b]	12,863	764,963
Trustmark Corp.	20,956	497,915
U.S. Bancorp	567,262	22,537,319
UMB Financial Corp.	11,762	697,369
Umpqua Holdings Corp.	34,831	611,632
United Bankshares Inc.[b]	6,925	206,988
Valley National Bancorp	62,419	604,840
Webster Financial Corp.	28,070	851,644
Wells Fargo & Co.	1,488,775	67,501,058
Westamerica Bancorp[b]	8,253	407,368
Wintrust Financial Corp.	12,387	542,922
Zions Bancorp.	57,275	1,646,656

		178,172,209
CONSUMER FINANCE — 7.92%
American Express Co.	286,157	24,329,068
Capital One Financial Corp.	179,100	12,646,251
Cash America International Inc.	8,711	319,955
Discover Financial Services	148,815	7,983,925
Portfolio Recovery Associates Inc.[a,b]	15,490	777,908
SLM Corp.	135,834	3,091,582

		49,148,689
DIVERSIFIED FINANCIAL SERVICES — 31.40%
Bank of America Corp.	3,312,732	55,488,261
CBOE Holdings Inc.	27,145	1,412,083
Citigroup Inc.	942,011	44,679,582
CME Group Inc.	97,940	7,321,994
IntercontinentalExchange Group Inc.	35,744	7,462,990
J.P. Morgan Chase & Co.	1,167,535	64,634,738
McGraw Hill Financial Inc.	84,164	6,399,831
Moody’s Corp.	58,873	4,390,748
MSCI Inc. Class Aa,b	36,846	1,574,061
NASDAQ OMX Group Inc. (The)	35,916	1,370,195

		194,734,483
INSURANCE — 0.43%
Fidelity National Financial Inc. Class A	85,383	2,692,980

		2,692,980
IT SERVICES — 9.84%
MasterCard Inc. Class A	321,553	24,335,131
Visa Inc. Class A	158,167	34,073,917

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

January 31, 2014

Security	Shares	Value

Western Union Co.	171,421	$2,639,883

		61,048,931
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Altisource Portfolio Solutions SAa,b	5,262	687,954

		687,954
THRIFTS & MORTGAGE FINANCE — 1.52%
Capitol Federal Financial Inc.	42,340	506,810
Hudson City Bancorp Inc.	147,673	1,334,964
MGIC Investment Corp.[a]	105,010	891,535
New York Community Bancorp Inc.	136,880	2,216,087
Ocwen Financial Corp.[a]	36,275	1,601,178
People’s United Financial Inc.	98,929	1,405,781
Radian Group Inc.	53,808	800,663
Washington Federal Inc.	31,683	693,224

		9,450,242

TOTAL COMMON STOCKS (Cost: $571,714,643)		619,752,517

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	4,487,260	4,487,260
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	252,582	252,582
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	449,392	449,392

		5,189,234

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,189,234)		5,189,234

TOTAL INVESTMENTS IN SECURITIES — 100.75% (Cost: $576,903,877)		624,941,751
Other Assets, Less Liabilities — (0.75)%		(4,669,467)

NET ASSETS — 100.00%		$620,272,284

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

CAPITAL MARKETS — 11.70%
Affiliated Managers Group Inc.[a]	19,984	$3,981,612
Ameriprise Financial Inc.	73,521	7,766,758
Bank of New York Mellon Corp. (The)	433,679	13,860,381
BlackRock Inc.[b]	47,976	14,415,349
Charles Schwab Corp. (The)	438,155	10,875,007
E*TRADE Financial Corp.[a]	108,344	2,169,047
Eaton Vance Corp. NVS	45,814	1,744,139
Federated Investors Inc. Class B	35,451	953,277
Financial Engines Inc.	19,021	1,158,759
Franklin Resources Inc.	152,557	7,934,490
Goldman Sachs Group Inc. (The)	159,137	26,117,564
Greenhill & Co. Inc.	9,951	516,955
Invesco Ltd.	167,709	5,576,324
Janus Capital Group Inc.[c]	56,645	622,529
Legg Mason Inc.	40,172	1,701,284
LPL Financial Holdings Inc.	30,426	1,628,704
Morgan Stanley	523,118	15,437,212
Northern Trust Corp.	85,037	5,120,928
Raymond James Financial Inc.	46,519	2,368,282
SEI Investments Co.	54,111	1,843,021
State Street Corp.	165,775	11,098,636
Stifel Financial Corp.[a,c]	22,319	1,007,703
T. Rowe Price Group Inc.	98,613	7,735,204
TD Ameritrade Holding Corp.	89,321	2,791,281
Waddell & Reed Financial Inc. Class A	32,233	2,089,343

		150,513,789

COMMERCIAL BANKS — 16.84%
Associated Banc-Corp	61,511	1,013,086
BancorpSouth Inc.	31,827	750,162
Bank of Hawaii Corp.	16,873	958,049
BB&T Corp.	266,260	9,960,787
BOK Financial Corp.	7,898	507,525
CapitalSource Inc.	74,233	1,019,219
Cathay General Bancorp	27,834	654,099
CIT Group Inc.	75,505	3,514,758
City National Corp.	17,859	1,292,099
Comerica Inc.	69,006	3,160,475
Commerce Bancshares Inc.	30,741	1,336,311
Cullen/Frost Bankers Inc.	19,862	1,470,185
East West Bancorp Inc.	54,225	1,814,368
F.N.B. Corp.	59,804	708,079
Fifth Third Bancorp	333,779	7,016,035
First Financial Bankshares Inc.	11,540	705,902
First Horizon National Corp.	89,434	1,051,744
First Niagara Financial Group Inc.	133,384	1,152,438
First Republic Bank	46,791	2,270,767
FirstMerit Corp.	62,272	1,267,235
Fulton Financial Corp.	73,098	902,760
Glacier Bancorp Inc.[c]	27,988	739,723
Hancock Holding Co.	31,058	1,074,607
Huntington Bancshares Inc.	313,353	2,842,112
IBERIABANK Corp.	11,273	742,214
International Bancshares Corp.	21,838	511,228
KeyCorp	338,179	4,315,164

Security	Shares	Value

M&T Bank Corp.[c]	49,286	$5,495,882
MB Financial Inc.	20,808	584,705
National Penn Bancshares Inc.	44,127	458,038
Old National Bancorp	38,470	538,580
PNC Financial Services Group Inc. (The)[b]	200,914	16,049,010
Popular Inc.[a]	39,179	1,034,326
PrivateBancorp Inc.	24,549	701,856
Prosperity Bancshares Inc.	21,406	1,339,159
Regions Financial Corp.	521,309	5,301,713
Signature Bank[a,c]	17,842	2,177,794
SunTrust Banks Inc.	202,318	7,489,812
Susquehanna Bancshares Inc.	70,529	763,829
SVB Financial Group[a,c]	17,243	1,935,182
Synovus Financial Corp.	368,028	1,232,894
TCF Financial Corp.	62,126	1,000,229
Texas Capital Bancshares Inc.[a,c]	15,441	918,276
Trustmark Corp.	25,498	605,832
U.S. Bancorp	689,502	27,393,914
UMB Financial Corp.	14,117	836,997
Umpqua Holdings Corp.	42,476	745,879
United Bankshares Inc.	8,606	257,233
Valley National Bancorp	75,114	727,855
Webster Financial Corp.	34,252	1,039,206
Wells Fargo & Co.	1,809,553	82,045,133
Westamerica Bancorp	10,124	499,721
Wintrust Financial Corp.	15,129	663,104
Zions Bancorp.	69,561	1,999,879

		216,587,169

CONSUMER FINANCE — 4.65%
American Express Co.	347,819	29,571,571
Capital One Financial Corp.	217,699	15,371,726
Cash America International Inc.[c]	10,564	388,016
Discover Financial Services	180,950	9,707,968
Portfolio Recovery Associates Inc.[a,c]	18,750	941,625
SLM Corp.	164,542	3,744,976

		59,725,882

DIVERSIFIED FINANCIAL SERVICES — 24.41%
Bank of America Corp.	4,026,513	67,444,093
Berkshire Hathaway Inc. Class Ba	679,514	75,833,763
CBOE Holdings Inc.	33,011	1,717,232
Citigroup Inc.	1,144,983	54,306,544
CME Group Inc.	119,102	8,904,066
ING U.S. Inc.	41,340	1,396,052
IntercontinentalExchange Group Inc.	43,462	9,074,431
J.P. Morgan Chase & Co.	1,419,098	78,561,265
McGraw Hill Financial Inc.	102,359	7,783,378
Moody’s Corp.	71,642	5,343,060
MSCI Inc. Class Aa,c	44,703	1,909,712
NASDAQ OMX Group Inc. (The)	43,655	1,665,438

		313,939,034

INSURANCE — 17.57%
ACE Ltd.	128,414	12,046,517
Aflac Inc.	176,013	11,050,096
Alleghany Corp.[a]	6,328	2,356,104
Allied World Assurance Co. Holdings Ltd.	12,776	1,314,906
Allstate Corp. (The)	171,852	8,798,822
American Financial Group Inc.	26,990	1,482,291

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

American International Group Inc.	555,871	$26,659,573
Aon PLC	113,733	9,150,957
Arch Capital Group Ltd.[a,c]	44,346	2,386,258
Argo Group International Holdings Ltd.[c]	10,079	453,454
Arthur J. Gallagher & Co.	49,644	2,295,042
Aspen Insurance Holdings Ltd.[c]	24,731	962,036
Assurant Inc.	27,517	1,798,236
Assured Guaranty Ltd.	61,261	1,295,670
Axis Capital Holdings Ltd.	40,143	1,807,238
Brown & Brown Inc.	45,003	1,417,145
Chubb Corp. (The)	96,630	8,169,100
Cincinnati Financial Corp.	55,632	2,695,370
CNO Financial Group Inc.	83,760	1,418,894
Endurance Specialty Holdings Ltd.[c]	16,709	875,385
Erie Indemnity Co. Class A	9,391	658,967
Everest Re Group Ltd.[c]	18,079	2,617,116
Fidelity National Financial Inc. Class A	103,986	3,279,719
First American Financial Corp.	39,863	1,033,249
Genworth Financial Inc. Class Aa	186,493	2,750,772
Hanover Insurance Group Inc. (The)	16,510	916,800
Hartford Financial Services Group Inc. (The)	169,154	5,624,371
HCC Insurance Holdings Inc.	37,834	1,623,457
Kemper Corp.	19,287	708,797
Lincoln National Corp.	98,936	4,751,896
Loews Corp.	115,761	5,161,783
Markel Corp.[a]	5,270	2,841,268
Marsh & McLennan Companies Inc.	207,294	9,475,409
MBIA Inc.[a,c]	53,624	586,647
Mercury General Corp.	9,676	443,451
MetLife Inc.	423,262	20,761,001
Montpelier Re Holdings Ltd.[c]	16,280	453,724
Old Republic International Corp.	91,625	1,431,183
PartnerRe Ltd.	17,970	1,764,115
Platinum Underwriters Holdings Ltd.[c]	10,491	596,308
Primerica Inc.	20,654	870,153
Principal Financial Group Inc.	103,242	4,498,254
ProAssurance Corp.	23,409	1,087,582
Progressive Corp. (The)	208,939	4,855,742
Protective Life Corp.	29,590	1,450,206
Prudential Financial Inc.	174,823	14,753,313
Reinsurance Group of America Inc.	26,590	1,985,475
RenaissanceRe Holdings Ltd.[c]	16,810	1,524,835
RLI Corp.	12,906	537,664
Selective Insurance Group Inc.	21,065	495,449
StanCorp Financial Group Inc.	16,589	1,065,843
Torchmark Corp.	34,097	2,562,390
Travelers Companies Inc. (The)	137,243	11,155,111
Unum Group	98,521	3,172,376
Validus Holdings Ltd.	37,500	1,347,000
W.R. Berkley Corp.	41,248	1,598,773
White Mountains Insurance Group Ltd.[c]	2,102	1,186,999
Willis Group Holdings PLC	67,072	2,888,120
XL Group PLC	106,696	3,066,443

		226,014,855

IT SERVICES — 5.77%
MasterCard Inc. Class A	390,841	29,578,847
Visa Inc. Class A	192,247	41,415,771
Western Union Co.	208,331	3,208,298

		74,202,916

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.03%
Alexandria Real Estate Equities Inc.[c]	27,050	$1,897,016
American Campus Communities Inc.[c]	39,531	1,374,098
American Capital Agency Corp.	145,010	3,037,959
American Realty Capital Properties Inc.[c]	45,044	623,409
American Tower Corp.	149,022	12,052,899
Annaly Capital Management Inc.	357,394	3,849,133
Apartment Investment and Management Co. Class Ac	55,064	1,540,140
ARMOUR Residential REIT Inc.	141,987	583,567
AvalonBay Communities Inc.[c]	46,038	5,685,693
BioMed Realty Trust Inc.[c]	72,484	1,414,163
Boston Properties Inc.	57,833	6,251,169
Brandywine Realty Trust	59,396	846,393
BRE Properties Inc. Class A	29,135	1,721,878
Camden Property Trust	32,145	1,987,204
CBL & Associates Properties Inc.	64,066	1,088,481
Chimera Investment Corp.	386,883	1,207,075
Cole Real Estate Investment Inc.	158,631	2,403,260
Columbia Property Trust Inc.	47,110	1,144,773
CommonWealth REIT[c]	41,932	1,030,689
Corporate Office Properties Trust[c]	32,888	817,267
Corrections Corp. of America	43,714	1,467,479
CubeSmart[c]	48,721	802,922
CYS Investments Inc.	63,914	506,199
DCT Industrial Trust Inc.	119,419	859,817
DDR Corp.[c]	109,765	1,720,018
DiamondRock Hospitality Co.	73,623	852,554
Digital Realty Trust Inc.[c]	48,478	2,471,893
Douglas Emmett Inc.[c]	48,934	1,244,392
Duke Realty Corp.	123,012	1,932,519
DuPont Fabros Technology Inc.[c]	24,695	641,823
EastGroup Properties Inc.[c]	11,686	693,447
EPR Properties	19,462	994,119
Equity Lifestyle Properties, Inc.	29,967	1,178,003
Equity Residential	126,750	7,019,415
Essex Property Trust Inc.[c]	14,361	2,274,352
Extra Space Storage Inc.	41,525	1,896,031
Federal Realty Investment Trust	24,546	2,675,514
Franklin Street Properties Corp.[c]	33,469	401,293
Gaming and Leisure Properties Inc.	26,890	933,083
General Growth Properties Inc.	202,769	4,083,768
GEO Group Inc. (The)	27,878	933,355
Hatteras Financial Corp.	37,057	664,803
HCP Inc.	172,565	6,755,920
Health Care REIT Inc.[c]	109,206	6,325,212
Healthcare Realty Trust Inc.	36,334	832,775
Highwoods Properties Inc.[c]	33,862	1,257,635
Home Properties Inc.	21,447	1,195,670
Hospitality Properties Trust[c]	56,164	1,443,415
Host Hotels & Resorts Inc.	286,212	5,263,439
Invesco Mortgage Capital Inc.	50,889	799,466
Kilroy Realty Corp.[c]	30,983	1,635,902
Kimco Realty Corp.	154,565	3,231,954
LaSalle Hotel Properties	39,365	1,210,867
Lexington Realty Trust	71,084	768,418
Liberty Property Trust[c]	55,345	2,014,558
Macerich Co. (The)	53,022	3,001,045
Mack-Cali Realty Corp.[c]	33,510	677,907
Medical Properties Trust Inc.[c]	60,794	806,736
MFA Financial Inc.	138,026	1,006,210
Mid-America Apartment Communities Inc.[c]	28,234	1,822,222
National Retail Properties Inc.[c]	45,983	1,526,636

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

Omega Healthcare Investors Inc.[c]	46,267	$1,477,768
Piedmont Office Realty Trust Inc. Class A	62,981	1,049,893
Plum Creek Timber Co. Inc.	66,746	2,874,750
Post Properties Inc.	20,578	965,726
Potlatch Corp.	15,239	609,560
Prologis Inc.	188,571	7,309,012
Public Storage[c]	54,621	8,607,723
Rayonier Inc.	47,661	2,109,476
Realty Income Corp.[c]	75,954	3,097,404
Redwood Trust Inc.[c]	31,481	588,695
Regency Centers Corp.[c]	34,856	1,677,968
Retail Properties of America Inc. Class A	70,339	927,771
RLJ Lodging Trust	46,536	1,162,469
Ryman Hospitality Properties Inc.[c]	19,027	786,957
Senior Housing Properties Trust[c]	71,028	1,599,551
Simon Property Group Inc.	117,170	18,142,603
SL Green Realty Corp.[c]	35,612	3,339,337
Sovran Self Storage Inc.	12,055	818,655
Spirit Realty Capital Inc.	132,763	1,407,288
Starwood Property Trust Inc.	73,713	2,226,133
Sunstone Hotel Investors Inc.	68,886	883,807
Tanger Factory Outlet Centers Inc.[c]	35,627	1,189,229
Taubman Centers Inc.	24,052	1,563,861
Two Harbors Investment Corp.	137,935	1,355,901
UDR Inc.[c]	94,645	2,303,659
Ventas Inc.	110,888	6,918,302
Vornado Realty Trust	65,810	6,043,332
Washington Real Estate Investment Trust[c]	25,412	592,100
Weingarten Realty Investors[c]	42,515	1,232,510
Weyerhaeuser Co.	220,366	6,584,536
WP Carey Inc.	21,110	1,247,179

		219,072,207

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.92%
Alexander & Baldwin Inc.	16,156	631,861
Altisource Portfolio Solutions SAa	6,401	836,867
CBRE Group Inc. Class Aa	105,046	2,787,921
Forest City Enterprises Inc. Class Aa	59,551	1,083,233
Howard Hughes Corp. (The)[a]	11,791	1,471,163
Jones Lang LaSalle Inc.	16,756	1,914,540
Realogy Holdings Corp.[a]	55,104	2,511,089
St. Joe Co. (The)[a,c]	32,435	582,857

		11,819,531

THRIFTS & MORTGAGE FINANCE — 0.89%
Capitol Federal Financial Inc.	51,482	616,240
Hudson City Bancorp Inc.	179,290	1,620,782
MGIC Investment Corp.[a]	127,959	1,086,372
New York Community Bancorp Inc.	166,360	2,693,368
Ocwen Financial Corp.[a]	44,082	1,945,779
People’s United Financial Inc.[c]	120,295	1,709,392
Radian Group Inc.	65,211	970,340
Washington Federal Inc.	38,523	842,883

		11,485,156

TOTAL COMMON STOCKS
(Cost: $1,193,127,136)		1,283,360,539

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.25%

MONEY MARKET FUNDS — 4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	49,779,737	$49,779,737
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	2,802,034	2,802,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	2,033,317	2,033,317

		54,615,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,615,088)		54,615,088

TOTAL INVESTMENTS IN SECURITIES — 104.03%
(Cost: $1,247,742,224)		1,337,975,627
Other Assets, Less Liabilities — (4.03)%		(51,827,626)

NET ASSETS — 100.00%		$1,286,148,001

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.46%

BIOTECHNOLOGY — 21.93%
Acorda Therapeutics Inc.[a,b]	35,377	$1,038,315
Aegerion Pharmaceuticals Inc.[a]	21,089	1,264,918
Alexion Pharmaceuticals Inc.[a]	170,049	26,991,878
Alkermes PLC[a]	124,720	6,071,370
Alnylam Pharmaceuticals Inc.[a,b]	46,132	3,859,403
Amgen Inc.	653,992	77,792,348
Arena Pharmaceuticals Inc.[a,b]	187,745	1,190,303
ARIAD Pharmaceuticals Inc.[a,b]	153,248	1,132,503
Biogen Idec Inc.[a]	204,850	64,044,304
BioMarin Pharmaceutical Inc.[a]	123,136	8,481,608
Celgene Corp.[a]	357,357	54,293,249
Cepheid Inc.[a,b]	58,939	3,115,516
Cubist Pharmaceuticals Inc.[a,b]	64,122	4,686,677
Gilead Sciences Inc.[a]	1,329,738	107,243,370
Incyte Corp.[a,b]	125,560	8,226,691
Isis Pharmaceuticals Inc.[a,b]	100,499	5,131,479
Medivation Inc.[a]	65,332	5,200,427
Myriad Genetics Inc.[a,b]	64,313	1,776,968
PDL BioPharma Inc.[b]	120,226	1,094,057
Pharmacyclics Inc.[a]	58,079	7,728,572
Regeneron Pharmaceuticals Inc.[a]	68,122	19,659,328
Seattle Genetics Inc.[a,b]	96,500	4,328,990
Theravance Inc.[a,b]	67,317	2,478,612
United Therapeutics Corp.[a,b]	40,010	4,105,826
Vertex Pharmaceuticals Inc.[a]	202,793	16,028,759

		436,965,471

COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.	61,079	1,657,073

		1,657,073

HEALTH CARE EQUIPMENT & SUPPLIES — 16.81%
Abbott Laboratories	1,340,895	49,157,211
Alere Inc.[a]	66,986	2,538,769
Align Technology Inc.[a,b]	61,242	3,639,000
Baxter International Inc.	470,650	32,145,395
Becton, Dickinson and Co.	168,352	18,202,218
Boston Scientific Corp.[a]	1,158,454	15,673,883
C.R. Bard Inc.	67,442	8,739,809
CareFusion Corp.[a]	182,990	7,460,502
Cooper Companies Inc. (The)	42,382	5,267,235
Covidien PLC	398,934	27,223,256
DENTSPLY International Inc.	123,517	5,699,074
Edwards Lifesciences Corp.[a,b]	94,729	6,168,753
Haemonetics Corp.[a,b]	45,067	1,707,589
Hill-Rom Holdings Inc.	51,121	1,854,159
Hologic Inc.[a,b]	236,483	5,051,277
IDEXX Laboratories Inc.[a,b]	44,930	5,133,702
Intuitive Surgical Inc.[a]	33,035	13,464,405
Masimo Corp.[a,b]	44,209	1,293,113
Medtronic Inc.	865,795	48,969,365
ResMed Inc.[b]	123,019	5,364,859
Sirona Dental Systems Inc.[a]	47,703	3,431,754
St. Jude Medical Inc.	253,173	15,375,196

Security	Shares	Value

Steris Corp.	51,218	$2,350,394
Stryker Corp.	255,989	19,864,746
Teleflex Inc.	35,686	3,341,637
Thoratec Corp.[a,b]	49,832	1,741,130
Varian Medical Systems Inc.[a]	91,540	7,443,117
West Pharmaceutical Services Inc.	60,643	2,877,510
Zimmer Holdings Inc.	148,374	13,942,705

		335,121,763

HEALTH CARE PROVIDERS & SERVICES — 14.09%
Aetna Inc.	318,719	21,778,069
Brookdale Senior Living Inc.[a]	87,604	2,405,606
Centene Corp.[a,b]	47,574	2,882,984
Cigna Corp.	239,722	20,690,406
Community Health Systems Inc.[a,b]	98,306	4,070,851
DaVita HealthCare Partners Inc.[a]	153,337	9,956,171
Express Scripts Holding Co.[a]	698,813	52,194,343
HCA Holdings Inc.[a]	265,442	13,343,769
Health Net Inc.[a]	69,250	2,277,633
HealthSouth Corp.	76,093	2,368,014
Henry Schein Inc.[a,b]	74,341	8,541,037
Humana Inc.	135,321	13,166,733
Laboratory Corp. of America Holdings[a]	75,679	6,798,245
LifePoint Hospitals Inc.[a]	40,978	2,172,244
Magellan Health Services Inc.[a]	23,742	1,420,484
MEDNAX Inc.[a,b]	87,028	4,842,238
Owens & Minor Inc.[b]	55,114	1,909,149
Patterson Companies Inc.	72,401	2,893,144
Quest Diagnostics Inc.	125,921	6,610,852
Team Health Holdings Inc.[a,b]	60,704	2,619,985
Tenet Healthcare Corp.[a]	85,962	3,955,112
UnitedHealth Group Inc.	873,082	63,106,367
Universal Health Services Inc. Class B	77,431	6,350,891
WellCare Health Plans Inc.[a,b]	38,001	2,474,245
WellPoint Inc.	256,204	22,033,544

		280,862,116

HEALTH CARE TECHNOLOGY — 0.09%
HMS Holdings Corp.[a,b]	77,073	1,774,991

		1,774,991

LIFE SCIENCES TOOLS & SERVICES — 4.32%
Bio-Rad Laboratories Inc. Class Aa	17,503	2,224,981
Charles River Laboratories International Inc.[a]	41,881	2,367,533
Covance Inc.[a,b]	48,630	4,598,453
Illumina Inc.[a,b]	109,662	16,668,624
Life Technologies Corp.[a]	145,792	11,090,397
PAREXEL International Corp.[a,b]	49,204	2,401,647
TECHNE Corp.	28,847	2,621,327
Thermo Fisher Scientific Inc.	313,393	36,084,070
Waters Corp.[a]	73,713	7,980,907

		86,037,939

PHARMACEUTICALS — 43.14%
AbbVie Inc.	1,379,628	67,919,087
Actavis PLC[a]	150,943	28,525,208
Allergan Inc.	257,715	29,534,139
Bristol-Myers Squibb Co.	1,427,912	71,352,763
Eli Lilly and Co.	859,816	46,438,662

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

January 31, 2014

Security	Shares	Value

Endo Health Solutions Inc.[a]	99,433	$6,550,646
Forest Laboratories Inc.[a]	205,750	13,641,225
Hospira Inc.[a]	143,622	6,320,804
Impax Laboratories Inc.[a,b]	55,522	1,284,779
Jazz Pharmaceuticals PLC[a]	45,534	6,905,687
Johnson & Johnson	2,446,762	216,465,034
Mallinckrodt PLC[a]	49,593	2,867,963
Merck & Co. Inc.	2,533,921	134,221,795
Mylan Inc.[a]	332,203	15,085,338
Nektar Therapeutics[a,b]	108,369	1,473,818
Perrigo Co. PLC	115,407	17,964,254
Pfizer Inc.	5,620,424	170,860,890
Questcor Pharmaceuticals Inc.[b]	48,534	3,252,263
Salix Pharmaceuticals Ltd.[a,b]	54,462	5,301,331
VIVUS Inc.[a,b]	87,692	650,675
Zoetis Inc.	433,919	13,173,781

		859,790,142

TOTAL COMMON STOCKS
(Cost: $1,720,380,990)		2,002,209,495

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Community Health Systems Inc.[a,b]	225,571	9,023

		9,023

TOTAL RIGHTS
(Cost: $14,662)		9,023

SHORT-TERM INVESTMENTS — 4.21%

MONEY MARKET FUNDS — 4.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	79,381,162	79,381,162
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,468,257	4,468,257

		83,849,419

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,849,419)		83,849,419

TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $1,804,245,071)		2,086,067,937
Other Assets, Less Liabilities — (4.67)%		(93,087,260)

NET ASSETS — 100.00%		$1,992,980,677

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

96

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

DIVERSIFIED SUPPORT SERVICES — 0.97%
Healthcare Services Group Inc.	140,676	$3,816,540

		3,816,540
HEALTH CARE SERVICES — 30.21%
Accretive Health Inc.[a]	159,239	1,466,591
Air Methods Corp.[a,b]	70,560	3,628,901
Amedisys Inc.[a,b]	93,027	1,403,777
Bio-Reference Laboratories Inc.[a,b]	64,979	1,747,285
BioScrip Inc.[a,b]	186,219	1,584,724
CorVel Corp.[a]	31,827	1,507,327
DaVita HealthCare Partners Inc.[a]	227,417	14,766,186
Envision Healthcare Holdings Inc.[a]	95,032	3,141,758
Express Scripts Holding Co.[a]	648,056	48,403,303
Healthways Inc.[a,b]	99,542	1,523,988
IPC The Hospitalist Co. Inc.[a,b]	40,108	2,140,965
Laboratory Corp. of America Holdings[a]	122,888	11,039,029
MEDNAX Inc.[a,b]	155,010	8,624,756
Premier Inc.[a,b]	68,136	2,363,638
Quest Diagnostics Inc.	202,474	10,629,885
Team Health Holdings Inc.[a]	123,140	5,314,722

		119,286,835
HEALTH CARE DISTRIBUTORS — 0.49%
PharMerica Corp.[a,b]	79,792	1,942,137

		1,942,137
HEALTH CARE FACILITIES — 19.83%
Acadia Healthcare Co. Inc.[a,b]	73,885	3,771,090
AmSurg Corp.[a]	69,186	2,888,515
Brookdale Senior Living Inc.[a]	184,523	5,067,002
Capital Senior Living Corp.[a,b]	72,972	1,639,681
Community Health Systems Inc.[a]	191,930	7,947,821
Emeritus Corp.[a]	99,514	2,194,284
Ensign Group Inc. (The)	48,099	2,016,310
Hanger Inc.[a,b]	76,750	2,594,918
HCA Holdings Inc.[a]	364,371	18,316,930
HealthSouth Corp.	156,123	4,858,548
Kindred Healthcare Inc.	127,080	2,406,895
LifePoint Hospitals Inc.[a]	89,701	4,755,050
Select Medical Holdings Corp.	160,551	1,733,951
Tenet Healthcare Corp.[a]	165,142	7,598,183
Universal Health Services Inc. Class B	127,776	10,480,188

		78,269,366
HEALTH CARE TECHNOLOGY — 1.43%
HealthStream Inc.[a,b]	54,801	1,590,325
HMS Holdings Corp.[a,b]	176,895	4,073,892

		5,664,217
LIFE SCIENCES TOOLS & SERVICES — 3.48%
Covance Inc.[a,b]	89,495	8,462,647

Security	Shares	Value

PAREXEL International Corp.[a,b]	108,029	$5,272,896

		13,735,543
MANAGED HEALTH CARE — 43.55%
Aetna Inc.	378,522	25,864,408
Centene Corp.[a]	97,788	5,925,953
Cigna Corp.	287,149	24,783,830
Health Net Inc.[a]	152,539	5,017,008
Humana Inc.	180,841	17,595,830
Magellan Health Services Inc.[a]	56,952	3,407,438
Molina Healthcare Inc.[a,b]	68,835	2,478,060
Triple-S Management Corp. Class Ba	67,537	1,204,860
UnitedHealth Group Inc.	747,947	54,061,609
Universal American Corp.	117,524	828,544
WellCare Health Plans Inc.[a,b]	78,375	5,102,996
WellPoint Inc.	298,322	25,655,692

		171,926,228

TOTAL COMMON STOCKS (Cost: $342,544,805)		394,640,866

RIGHTS — 0.01%

HEALTH CARE FACILITIES — 0.01%
Community Health Systems Inc.[a]	452,853	18,114

		18,114

TOTAL RIGHTS (Cost: $29,435)		18,114

SHORT-TERM INVESTMENTS — 10.00%

MONEY MARKET FUNDS — 10.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	37,119,205	37,119,205
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,089,389	2,089,389

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	269,560	$269,560

		39,478,154

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,478,154)		39,478,154

TOTAL INVESTMENTS IN SECURITIES — 109.97% (Cost: $382,052,394)		434,137,134
Other Assets, Less Liabilities — (9.97)%		(39,351,371)

NET ASSETS — 100.00%		$394,785,763

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

BUILDING PRODUCTS — 10.66%
Fortune Brands Home & Security Inc.	768,857	$34,644,696
Lennox International Inc.	330,130	28,576,053
Masco Corp.	1,571,569	33,254,400
Owens Corning[a]	728,474	27,791,283
Quanex Building Products Corp.	875,580	16,592,241
Universal Forest Products Inc.	357,639	18,793,929
USG Corp.[a,b]	784,248	23,997,989

		183,650,591
CONSTRUCTION MATERIALS — 1.66%
Eagle Materials Inc.	363,834	28,651,927

		28,651,927
FOREST PRODUCTS — 1.45%
Louisiana-Pacific Corp.[a]	1,421,217	24,913,934

		24,913,934
HOME FURNISHINGS — 4.55%
Ethan Allen Interiors Inc.[b]	566,689	14,303,231
Leggett & Platt Inc.[b]	953,403	28,621,158
Mohawk Industries Inc.[a]	249,446	35,466,232

		78,390,621
HOME IMPROVEMENT RETAIL — 8.36%
Home Depot Inc. (The)	872,293	67,035,717
Lowe’s Companies Inc.	1,165,892	53,969,141
Lumber Liquidators Holdings Inc.[a,b]	258,761	23,027,141

		144,031,999
HOMEBUILDING — 68.08%
Beazer Homes USA Inc.[a,b]	955,926	21,517,894
Cavco Industries Inc.[a,b]	255,334	19,946,692
D.R. Horton Inc.	7,324,042	171,968,506
Hovnanian Enterprises Inc. Class Aa,b	4,545,917	27,411,879
KB Home[b]	2,686,415	51,955,266
Lennar Corp. Class Ab	4,262,141	171,167,583
M.D.C. Holdings Inc.	1,309,248	40,442,671
M/I Homes Inc.[a,b]	918,934	22,596,587
Meritage Homes Corp.[a,b]	1,166,210	56,642,820
NVR Inc.[a,b]	112,683	129,969,699
PulteGroup Inc.	8,715,687	177,102,760
Ryland Group Inc. (The)	1,451,686	64,803,263
Standard-Pacific Corp.[a,b]	4,966,540	43,705,552
Taylor Morrison Home Corp. Class Aa,b	1,055,282	22,319,214
Toll Brothers Inc.[a]	4,116,245	151,272,004

		1,172,822,390

Security	Shares	Value

SPECIALTY CHEMICALS — 2.44%
Sherwin-Williams Co. (The)	229,087	$41,982,484

		41,982,484
TRADING COMPANIES & DISTRIBUTORS — 2.66%
Beacon Roofing Supply Inc.[a,b]	579,641	21,904,634
Watsco Inc.	253,778	24,012,474

		45,917,108

TOTAL COMMON STOCKS (Cost: $1,676,584,117)		1,720,361,054

SHORT-TERM INVESTMENTS — 9.91%

MONEY MARKET FUNDS — 9.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	160,121,921	160,121,921
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	9,013,045	9,013,045
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,669,833	1,669,833

		170,804,799

TOTAL SHORT-TERM INVESTMENTS (Cost: $170,804,799)		170,804,799

TOTAL INVESTMENTS IN SECURITIES — 109.77% (Cost: $1,847,388,916)		1,891,165,853
Other Assets, Less Liabilities — (9.77)%		(168,393,589)

NET ASSETS — 100.00%		$1,722,772,264

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

99

Schedule of Investments  (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 20.66%
Alliant Techsystems Inc.	21,246	$3,053,050
B/E Aerospace Inc.[a]	65,377	5,195,510
Boeing Co. (The)	458,670	57,453,004
Curtiss-Wright Corp.	31,655	1,944,250
DigitalGlobe Inc.[a,b]	45,171	1,724,629
Esterline Technologies Corp.[a,b]	20,754	2,136,624
Exelis Inc.	124,678	2,442,442
General Dynamics Corp.	222,006	22,491,428
HEICO Corp.	37,276	1,983,829
Hexcel Corp.[a,b]	65,962	2,749,296
Honeywell International Inc.	520,602	47,494,521
Huntington Ingalls Industries Inc.	32,922	3,128,249
L-3 Communications Holdings Inc.	58,830	6,534,248
Lockheed Martin Corp.	178,521	26,940,604
Moog Inc. Class Aa,b	30,148	1,810,689
Northrop Grumman Corp.	147,304	17,020,977
Precision Castparts Corp.	96,379	24,552,550
Raytheon Co.	211,983	20,153,224
Rockwell Collins Inc.	89,687	6,776,750
Spirit AeroSystems Holdings Inc. Class Aa	67,373	2,284,619
Teledyne Technologies Inc.[a]	24,828	2,280,948
Textron Inc.	186,619	6,624,975
TransDigm Group Inc.	32,867	5,489,775
Triumph Group Inc.	34,439	2,356,316
United Technologies Corp.	560,068	63,858,953

		338,481,460

AIR FREIGHT & LOGISTICS — 5.24%
C.H. Robinson Worldwide Inc.	100,659	5,892,578
Expeditors International of Washington Inc.	136,473	5,576,287
FedEx Corp.	197,488	26,329,100
Forward Air Corp.	20,375	907,503
Hub Group Inc. Class Aa	23,251	963,754
United Parcel Service Inc. Class B	474,265	45,164,256
UTi Worldwide Inc.	61,049	956,027

		85,789,505

BUILDING PRODUCTS — 1.42%
A.O. Smith Corp.	51,105	2,413,178
Allegion PLC[a]	59,561	2,939,335
Fortune Brands Home & Security Inc.	110,348	4,972,281
Lennox International Inc.	30,326	2,625,019
Masco Corp.	236,999	5,014,899
Owens Corning[a]	72,445	2,763,777
Simpson Manufacturing Co. Inc.	27,169	885,709
USG Corp.[a,b]	55,040	1,684,224

		23,298,422

CHEMICALS — 0.87%
Sherwin-Williams Co. (The)	57,161	10,475,325
Valspar Corp. (The)	53,645	3,770,170

		14,245,495

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.90%
ABM Industries Inc.	34,152	$910,492
ADT Corp. (The)[b]	132,767	3,988,321
Brink’s Co. (The)	32,123	1,016,372
Cintas Corp.	66,786	3,811,477
Clean Harbors Inc.[a,b]	36,479	2,045,742
Covanta Holding Corp.	86,970	1,565,460
Deluxe Corp.	33,750	1,638,562
Iron Mountain Inc.	113,219	2,990,114
Mine Safety Appliances Co.	21,011	1,058,534
R.R. Donnelley & Sons Co.	120,105	2,218,339
Republic Services Inc.	179,281	5,742,370
Stericycle Inc.[a,b]	56,892	6,659,778
Tetra Tech Inc.[a,b]	42,594	1,256,949
Tyco International Ltd.	308,779	12,502,462
United Stationers Inc.	26,699	1,106,140
Waste Connections Inc.	82,201	3,360,377
Waste Management Inc.	289,564	12,097,984

		63,969,473

CONSTRUCTION & ENGINEERING — 2.12%
AECOM Technology Corp.[a]	65,493	1,877,684
Chicago Bridge & Iron Co. NV	71,369	5,351,961
EMCOR Group Inc.	44,632	1,897,306
Fluor Corp.	108,418	8,235,431
Foster Wheeler AGa,b	65,623	1,967,378
Jacobs Engineering Group Inc.[a]	87,439	5,308,422
KBR Inc.	98,385	3,079,451
Quanta Services Inc.[a]	143,289	4,466,318
URS Corp.	49,582	2,489,016

		34,672,967

CONSTRUCTION MATERIALS — 0.75%
Eagle Materials Inc.	33,068	2,604,105
Martin Marietta Materials Inc.	30,716	3,348,351
Texas Industries Inc.[a,b]	14,263	1,072,863
Vulcan Materials Co.	86,295	5,326,990

		12,352,309

CONTAINERS & PACKAGING — 2.65%
AptarGroup Inc.	43,797	2,794,249
Avery Dennison Corp.	64,005	3,153,526
Ball Corp.	96,016	4,915,059
Bemis Co. Inc.	68,455	2,636,202
Crown Holdings Inc.[a]	91,556	3,762,952
Greif Inc. Class A	20,267	1,026,118
MeadWestvaco Corp.	118,109	4,260,192
Owens-Illinois Inc.[a]	109,790	3,517,672
Packaging Corp. of America	65,122	4,206,881
Rock-Tenn Co. Class A	47,826	4,853,382
Sealed Air Corp.	130,259	4,062,778
Silgan Holdings Inc.	29,193	1,337,915
Sonoco Products Co.	67,800	2,805,564

		43,332,490

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.05%
PHH Corp.[a,b]	36,046	$874,836

		874,836

ELECTRICAL EQUIPMENT — 6.33%
Acuity Brands Inc.	28,511	3,622,037
AMETEK Inc.	162,446	8,028,081
Babcock & Wilcox Co. (The)	73,755	2,528,321
Brady Corp. Class A	31,414	859,487
Eaton Corp. PLC	314,838	23,011,509
Emerson Electric Co.	467,074	30,798,860
EnerSys Inc.	31,508	2,144,434
Generac Holdings Inc.	45,313	2,180,915
General Cable Corp.	33,107	944,543
Hubbell Inc. Class B	35,716	4,169,129
Regal Beloit Corp.	29,815	2,208,993
Rockwell Automation Inc.	92,026	10,568,266
Roper Industries Inc.	65,911	9,045,626
Sensata Technologies Holding NVa,b	97,847	3,663,392

		103,773,593

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.62%
Amphenol Corp. Class A	105,048	9,126,570
Anixter International Inc.	17,803	1,561,679
Arrow Electronics Inc.[a]	66,903	3,437,476
Avnet Inc.	91,356	3,751,991
Belden Inc.	28,701	1,857,242
Benchmark Electronics Inc.[a]	35,836	814,552
Cognex Corp.	54,812	2,162,333
FEI Co.	27,658	2,592,108
FLIR Systems Inc.	94,252	2,989,673
IPG Photonics Corp.[a,b]	23,128	1,546,569
Itron Inc.[a,b]	26,260	1,060,379
Jabil Circuit Inc.	122,298	2,197,695
Littelfuse Inc.	14,882	1,331,939
National Instruments Corp.	64,517	1,870,993
TE Connectivity Ltd.	272,311	15,388,295
Trimble Navigation Ltd.[a,b]	171,167	5,533,829
Universal Display Corp.[a,b]	27,397	889,855
Vishay Intertechnology Inc.[a,b]	90,617	1,230,579

		59,343,757

INDUSTRIAL CONGLOMERATES — 15.61%
3M Co.	424,351	54,397,555
Carlisle Companies Inc.	42,244	3,148,445
Danaher Corp.	397,825	29,594,202
General Electric Co.	6,712,129	168,675,802

		255,816,004

INTERNET SOFTWARE & SERVICES — 1.04%
CoStar Group Inc.[a,b]	19,140	3,292,846
LinkedIn Corp. Class Aa,b	64,182	13,812,608

		17,105,454

IT SERVICES — 7.51%
Accenture PLC Class A	421,798	33,693,224
Alliance Data Systems Corp.[a,b]	32,332	7,748,687

Security	Shares	Value

Automatic Data Processing Inc.	319,431	$24,468,415
Broadridge Financial Solutions Inc.	79,283	2,877,180
Convergys Corp.	67,848	1,382,064
CoreLogic Inc.[a]	62,511	1,990,975
Euronet Worldwide Inc.[a]	31,573	1,353,219
Fidelity National Information Services Inc.	193,212	9,795,848
Fiserv Inc.[a]	171,184	9,594,863
FleetCor Technologies Inc.[a]	48,587	5,165,770
Genpact Ltd.[a]	75,411	1,279,725
Global Payments Inc.	48,290	3,191,486
Jack Henry & Associates Inc.	56,842	3,170,647
MAXIMUS Inc.	45,283	1,918,641
NeuStar Inc. Class Aa	28,463	964,611
Paychex Inc.	215,712	9,021,076
Total System Services Inc.	111,134	3,320,684
WEX Inc.[a,b]	25,706	2,117,146

		123,054,261

LIFE SCIENCES TOOLS & SERVICES — 1.27%
Agilent Technologies Inc.	219,514	12,764,739
Mettler-Toledo International Inc.[a,b]	19,709	4,854,327
PerkinElmer Inc.	74,648	3,254,653

		20,873,719

MACHINERY — 14.61%
Actuant Corp. Class A	48,667	1,665,385
AGCO Corp.	60,238	3,212,493
Caterpillar Inc.	422,206	39,649,366
CLARCOR Inc.	33,501	1,856,625
Colfax Corp.[a]	59,001	3,554,810
Crane Co.	32,296	2,039,815
Cummins Inc.	115,627	14,682,316
Deere & Co.	254,027	21,836,161
Donaldson Co. Inc.	89,341	3,686,210
Dover Corp.	113,063	9,786,733
Flowserve Corp.	92,576	6,696,022
Graco Inc.	40,739	2,830,953
Harsco Corp.	53,611	1,361,183
IDEX Corp.	53,792	3,873,562
Illinois Tool Works Inc.	270,938	21,368,880
Ingersoll-Rand PLC	177,804	10,453,097
ITT Corp.	60,035	2,458,433
Joy Global Inc.[b]	70,574	3,725,601
Kennametal Inc.	51,909	2,249,736
Lincoln Electric Holdings Inc.	54,312	3,758,390
Manitowoc Co. Inc. (The)	88,400	2,514,980
Mueller Industries Inc.	18,912	1,177,083
Navistar International Corp.[a,b]	45,147	1,391,431
Nordson Corp.	40,155	2,783,545
Oshkosh Corp.	57,500	3,113,050
PACCAR Inc.	234,973	13,158,488
Pall Corp.	73,545	5,890,955
Parker Hannifin Corp.	99,037	11,227,825
Pentair Ltd. Registered	132,290	9,833,116
SPX Corp.	30,125	2,999,546
Terex Corp.	73,998	3,033,918
Timken Co. (The)	52,922	2,981,096
Toro Co. (The)	37,821	2,396,339
Trinity Industries Inc.	51,982	3,026,912
Valmont Industries Inc.	17,815	2,607,760
Wabtec Corp.	63,934	4,718,969

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

Woodward Inc.	40,004	$1,714,171
Xylem Inc.	122,501	4,086,633

		239,401,588
MARINE — 0.27%
Kirby Corp.[a]	37,779	3,769,966
Matson Inc.	28,475	681,407

		4,451,373
MULTI-UTILITIES — 0.25%
MDU Resources Group Inc.	125,388	4,017,431

		4,017,431
OFFICE ELECTRONICS — 0.62%
Xerox Corp.	767,732	8,329,892
Zebra Technologies Corp. Class Aa	33,483	1,840,226

		10,170,118
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	94,302	1,653,114

		1,653,114
PROFESSIONAL SERVICES — 1.81%
Acacia Research Corp.	33,317	460,441
Advisory Board Co. (The)[a,b]	24,086	1,524,885
Corporate Executive Board Co. (The)	22,389	1,636,636
Equifax Inc.	80,781	5,659,517
FTI Consulting Inc.[a,b]	26,817	994,106
Manpowergroup Inc.	52,416	4,083,206
Robert Half International Inc.	92,034	3,845,180
Towers Watson & Co. Class A	42,849	5,009,905
Verisk Analytics Inc. Class Aa,b	99,387	6,346,854

		29,560,730
ROAD & RAIL — 6.95%
Con-way Inc.	38,036	1,463,245
CSX Corp.	672,622	18,100,258
Genesee & Wyoming Inc. Class Aa	33,799	3,053,402
J.B. Hunt Transport Services Inc.	61,029	4,580,226
Kansas City Southern Industries Inc.	73,150	7,723,909
Landstar System Inc.	30,542	1,754,332
Norfolk Southern Corp.	204,975	18,978,635
Old Dominion Freight Line Inc.[a,b]	46,408	2,517,170
Ryder System Inc.	34,816	2,478,551
Union Pacific Corp.	305,569	53,242,343

		113,892,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.06%
Veeco Instruments Inc.[a,b]	26,075	991,111

		991,111
TRADING COMPANIES & DISTRIBUTORS — 2.22%
Air Lease Corp.	58,858	1,852,850
Applied Industrial Technologies Inc.	28,043	1,417,293
Fastenal Co.[b]	181,195	7,959,896

Security	Shares	Value

GATX Corp.	30,728	$1,779,151
MRC Global Inc.[a]	67,198	1,876,168
MSC Industrial Direct Co. Inc. Class A	31,927	2,682,507
United Rentals Inc.[a,b]	61,898	5,010,024
W.W. Grainger Inc.	40,999	9,613,446
Watsco Inc.	18,108	1,713,379
WESCO International Inc.[a,b]	29,254	2,426,912

		36,331,626

TOTAL COMMON STOCKS
(Cost: $1,436,001,945)		1,637,452,907

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	40,016,106	40,016,106
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,252,452	2,252,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,895,783	2,895,783

		45,164,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,164,341)		45,164,341

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $1,481,166,286)		1,682,617,248
Other Assets, Less Liabilities — (2.68)%		(43,977,516)

NET ASSETS — 100.00%		$1,638,639,732

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments  (Unaudited)

iSHARES® U.S. INSURANCE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

INSURANCE BROKERS — 2.34%
Arthur J. Gallagher & Co.	41,567	$1,921,643
Brown & Brown Inc.	39,264	1,236,423
eHealth Inc.[a,b]	6,909	369,148

		3,527,214
LIFE & HEALTH INSURANCE — 33.54%
Aflac Inc.	128,648	8,076,522
American Equity Investment Life Holding Co.	24,177	530,685
CNO Financial Group Inc.	72,896	1,234,858
Lincoln National Corp.	77,828	3,738,079
MetLife Inc.	293,347	14,388,670
National Western Life Insurance Co. Class A	887	193,499
Primerica Inc.	18,720	788,674
Principal Financial Group Inc.	81,206	3,538,145
Protective Life Corp.	25,749	1,261,959
Prudential Financial Inc.	124,901	10,540,395
StanCorp Financial Group Inc.	14,774	949,230
Symetra Financial Corp.	33,642	644,244
Torchmark Corp.	28,276	2,124,941
Unum Group	80,081	2,578,608

		50,588,509
MULTI-LINE INSURANCE — 22.69%
American Financial Group Inc.	23,358	1,282,821
American International Group Inc.	378,391	18,147,632
American National Insurance Co.	1,786	185,744
Assurant Inc.	23,452	1,532,588
Genworth Financial Inc. Class Aa	153,593	2,265,497
Hartford Financial Services Group Inc. (The)	130,823	4,349,865
HCC Insurance Holdings Inc.	32,413	1,390,842
Horace Mann Educators Corp.	14,505	404,690
Kemper Corp.	17,672	649,446
Loews Corp.	90,212	4,022,553

		34,231,678
OTHER DIVERSIFIED FINANCIAL SERVICES — 0.81%
ING U.S. Inc.	35,983	1,215,146

		1,215,146
PROPERTY & CASUALTY INSURANCE — 39.11%
ACE Ltd.	93,117	8,735,306
Allied World Assurance Co. Holdings Ltd.	11,111	1,143,544
Allstate Corp. (The)	128,081	6,557,747
Ambac Financial Group Inc.[a]	15,599	365,641
Amerisafe Inc.	6,928	286,611
AmTrust Financial Services Inc.[b]	11,066	357,210
Arch Capital Group Ltd.[a]	36,810	1,980,746
Argo Group International Holdings Ltd.	9,553	429,789
Assured Guaranty Ltd.	53,243	1,126,089
Axis Capital Holdings Ltd.	34,079	1,534,237
Chubb Corp. (The)	70,945	5,997,690
Cincinnati Financial Corp.	45,768	2,217,460

Security	Shares	Value

CNA Financial Corp.	9,772	$383,844
Employers Holdings Inc.	11,456	281,474
Erie Indemnity Co. Class A	8,645	606,620
First American Financial Corp.	35,460	919,123
Hanover Insurance Group Inc. (The)	14,829	823,454
Hilltop Holdings Inc.[a]	23,326	554,926
Infinity Property and Casualty Corp.	4,299	303,509
Markel Corp.[a,b]	4,327	2,332,859
MBIA Inc.[a,b]	49,979	546,770
Meadowbrook Insurance Group Inc.	19,019	115,255
Mercury General Corp.	9,176	420,536
National Interstate Corp.	6,810	153,702
Navigators Group Inc. (The)[a,b]	4,025	240,011
Old Republic International Corp.	79,082	1,235,261
OneBeacon Insurance Group Ltd. Class A	8,963	126,020
ProAssurance Corp.	20,629	958,423
Progressive Corp. (The)	162,254	3,770,783
RLI Corp.	12,063	502,545
Safety Insurance Group Inc.	4,822	260,774
Selective Insurance Group Inc.	19,750	464,520
Travelers Companies Inc. (The)	100,106	8,136,616
United Fire Group Inc.	8,245	206,950
W.R. Berkley Corp.	35,314	1,368,771
White Mountains Insurance Group Ltd.[b]	1,845	1,041,871
XL Group PLC	87,029	2,501,213

		58,987,900
REINSURANCE — 1.30%
Alleghany Corp.[a,b]	5,261	1,958,828

		1,958,828

TOTAL COMMON STOCKS
(Cost: $126,727,952)		150,509,275

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,698,299	2,698,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	151,884	151,884

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

January 31, 2014

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	54,457	$54,457

		2,904,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,904,640)		2,904,640

TOTAL INVESTMENTS IN SECURITIES — 101.71%
(Cost: $129,632,592)		153,413,915
Other Assets, Less Liabilities — (1.71)%		(2,583,835)

NET ASSETS — 100.00%		$150,830,080

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.78%

HEALTH CARE EQUIPMENT — 86.75%
Abbott Laboratories	1,750,824	$64,185,208
ABIOMED Inc.[a,b]	74,269	2,041,655
Accuray Inc.[a,b]	149,458	1,591,728
Analogic Corp.	25,821	2,469,779
ArthroCare Corp.[a]	58,741	2,665,667
Baxter International Inc.	661,146	45,156,272
Becton, Dickinson and Co.	258,449	27,943,506
Boston Scientific Corp.[a]	1,862,807	25,203,779
C.R. Bard Inc.	114,662	14,859,049
Cantel Medical Corp.	68,487	2,171,038
Cardiovascular Systems Inc.[a,b]	55,658	1,887,919
CareFusion Corp.[a]	323,492	13,188,769
Covidien PLC	575,278	39,256,971
Cynosure Inc. Class Aa,b	45,617	1,223,904
DexCom Inc.[a]	124,277	5,028,247
Edwards Lifesciences Corp.[a]	172,176	11,212,101
Globus Medical Inc. Class Aa	114,076	2,669,378
HeartWare International Inc.[a,b]	29,740	2,950,505
Hill-Rom Holdings Inc.	108,496	3,935,150
Hologic Inc.[a,b]	437,870	9,352,903
IDEXX Laboratories Inc.[a,b]	84,594	9,665,710
Insulet Corp.[a,b]	103,338	4,443,534
Integra LifeSciences Holdings Corp.[a,b]	48,599	2,257,909
Intuitive Surgical Inc.[a]	53,619	21,854,032
Invacare Corp.	65,048	1,312,669
Masimo Corp.[a]	102,054	2,985,079
Medtronic Inc.	1,131,566	64,001,373
Natus Medical Inc.[a]	63,353	1,640,209
NuVasive Inc.[a,b]	89,110	3,336,278
NxStage Medical Inc.[a,b]	128,779	1,667,688
ResMed Inc.[b]	225,065	9,815,085
Sirona Dental Systems Inc.[a,b]	94,858	6,824,084
St. Jude Medical Inc.	399,742	24,276,332
Steris Corp.	107,012	4,910,781
Stryker Corp.	390,514	30,303,886
Symmetry Medical Inc.[a]	91,472	889,108
Teleflex Inc.	70,393	6,591,600
Thoratec Corp.[a]	107,048	3,740,257
Varian Medical Systems Inc.[a]	161,886	13,162,951
Volcano Corp.[a]	112,090	2,352,769
Wright Medical Group Inc.[a]	93,554	2,844,977
Zimmer Holdings Inc.	237,411	22,309,512

		520,179,351
HEALTH CARE TECHNOLOGY — 0.33%
Omnicell Inc.[a,b]	77,052	1,989,483

		1,989,483
LIFE SCIENCES TOOLS & SERVICES — 12.70%
Bio-Rad Laboratories Inc. Class Aa	37,020	4,705,982
Bruker Corp.[a,b]	205,228	4,176,390
Fluidigm Corp.[a,b]	55,379	2,498,701
Thermo Fisher Scientific Inc.	439,853	50,644,674

Security	Shares	Value

Waters Corp.[a]	130,425	$14,121,115

		76,146,862

TOTAL COMMON STOCKS
(Cost: $548,713,457)		598,315,696

SHORT-TERM INVESTMENTS — 5.53%

MONEY MARKET FUNDS — 5.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	30,477,331	30,477,331
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,715,527	1,715,527
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	960,646	960,646

		33,153,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,153,504)		33,153,504

TOTAL INVESTMENTS IN SECURITIES — 105.31%
(Cost: $581,866,961)		631,469,200
Other Assets, Less Liabilities — (5.31)%		(31,811,577)

NET ASSETS — 100.00%		$599,657,623

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

OIL & GAS EXPLORATION & PRODUCTION — 78.20%
Anadarko Petroleum Corp.	351,820	$28,388,356
Antero Resources Corp.[a]	25,640	1,506,094
Apache Corp.	279,095	22,400,165
Approach Resources Inc.[a,b]	24,632	494,857
Athlon Energy Inc.[a]	10,950	333,975
Bill Barrett Corp.[a,b]	34,118	955,645
Bonanza Creek Energy Inc.[a]	19,915	810,740
Cabot Oil & Gas Corp.	294,404	11,770,272
Carrizo Oil & Gas Inc.[a,b]	28,862	1,186,228
Chesapeake Energy Corp.	353,347	9,508,568
Cimarex Energy Co.	60,698	5,947,190
Cobalt International Energy Inc.[a]	207,165	3,391,291
Comstock Resources Inc.	31,104	533,434
Concho Resources Inc.[a]	73,443	7,181,991
ConocoPhillips	856,446	55,626,168
Contango Oil & Gas Co.[a]	10,694	448,720
Continental Resources Inc.[a]	29,831	3,287,376
Denbury Resources Inc.[a]	256,162	4,116,523
Devon Energy Corp.	266,789	15,799,245
Energen Corp.	50,848	3,595,970
Energy XXI (Bermuda) Ltd.	52,971	1,215,684
EOG Resources Inc.	190,832	31,533,080
EPL Oil & Gas Inc.[a]	23,848	640,796
EQT Corp.	105,358	9,778,276
EXCO Resources Inc.[b]	118,019	605,437
Forest Oil Corp.[a,b]	83,926	255,974
Goodrich Petroleum Corp.[a,b]	23,890	411,386
Gulfport Energy Corp.[a]	58,826	3,585,445
Halcon Resources Corp.[a,b]	177,026	596,578
Kodiak Oil & Gas Corp.[a,b]	186,098	1,974,500
Kosmos Energy Ltd.[a,b]	70,668	730,707
Laredo Petroleum Inc.[a,b]	40,810	1,009,639
Magnum Hunter Resources Corp.[a,b]	113,800	950,230
Marathon Oil Corp.	486,991	15,968,435
Matador Resources Co.[a,b]	38,204	742,686
Murphy Oil Corp.	122,866	6,955,444
Newfield Exploration Co.[a]	95,228	2,358,797
Noble Energy Inc.	251,157	15,654,616
Northern Oil and Gas Inc.[a,b]	39,882	579,884
Oasis Petroleum Inc.[a]	66,923	2,798,051
PDC Energy Inc.[a]	24,900	1,241,514
Penn Virginia Corp.[a]	37,091	444,721
Pioneer Natural Resources Co.	99,699	16,881,035
QEP Resources Inc.	125,213	3,867,829
Range Resources Corp.	114,242	9,846,518
Resolute Energy Corp.[a,b]	43,079	344,201
Rex Energy Corp.[a,b]	30,093	566,952
Rosetta Resources Inc.[a]	42,858	1,826,179
Sanchez Energy Corp.[a,b]	28,612	786,544
SandRidge Energy Inc.[a,b]	250,323	1,539,486
SM Energy Co.	46,790	3,872,340
Southwestern Energy Co.[a]	245,152	9,975,235
Stone Energy Corp.[a]	34,903	1,080,248
Swift Energy Co.[a,b]	30,437	376,810
Synergy Resources Corp.[a,b]	42,961	371,183
Triangle Petroleum Corp.[a,b]	43,765	333,052

Security	Shares	Value

Ultra Petroleum Corp.[a,b]	107,016	$2,563,033
W&T Offshore Inc.	24,287	347,790
Whiting Petroleum Corp.[a]	82,910	4,840,286
WPX Energy Inc.[a]	140,481	2,676,163

		339,409,572
OIL & GAS REFINING & MARKETING — 19.77%
Clean Energy Fuels Corp.[a,b]	47,001	560,722
CVR Energy Inc.	10,964	406,655
Delek US Holdings Inc.	25,958	786,527
HollyFrontier Corp.	138,896	6,430,885
Marathon Petroleum Corp.	210,438	18,318,628
PBF Energy Inc.	38,320	993,638
Phillips 66	419,121	30,633,554
Tesoro Corp.	92,816	4,781,880
Valero Energy Corp.	377,190	19,274,409
Western Refining Inc.	37,324	1,459,742
World Fuel Services Corp.	50,553	2,159,624

		85,806,264
OIL & GAS STORAGE & TRANSPORTATION — 1.98%
Cheniere Energy Inc.[a]	153,634	6,750,678
Targa Resources Corp.	20,124	1,816,996

		8,567,674

TOTAL COMMON STOCKS
(Cost: $445,930,541)		433,783,510

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	12,949,064	12,949,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	728,885	728,885

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	296,935	$296,935

		13,974,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,974,884)		13,974,884

TOTAL INVESTMENTS IN SECURITIES — 103.17%
(Cost: $459,905,425)		447,758,394
Other Assets, Less Liabilities — (3.17)%		(13,748,224)

NET ASSETS — 100.00%		$434,010,170

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

107

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

INDUSTRIAL MACHINERY — 0.93%
Chart Industries Inc.[a]	52,411	$4,477,996

		4,477,996
OIL & GAS DRILLING — 20.46%
Atwood Oceanics Inc.[a]	98,071	4,648,565
Diamond Offshore Drilling Inc.[b]	113,487	5,508,659
Ensco PLC Class A	315,948	15,914,301
Helmerich & Payne Inc.	155,337	13,675,870
Hercules Offshore Inc.[a,b]	320,987	1,598,515
Nabors Industries Ltd.	423,118	7,226,855
Nobel Corp. PLC	361,777	11,225,940
Parker Drilling Co.[a,b]	242,427	1,803,657
Patterson-UTI Energy Inc.	241,357	6,200,461
Pioneer Energy Services Corp.[a]	140,857	1,180,382
Rowan Companies PLC Class Aa	201,500	6,321,055
Transocean Ltd.	445,167	19,266,828
Unit Corp.[a]	77,775	3,886,417

		98,457,505
OIL & GAS EQUIPMENT & SERVICES — 77.75%
Baker Hughes Inc.	550,781	31,196,236
Basic Energy Services Inc.[a,b]	61,301	1,050,086
Bristow Group Inc.	62,761	4,505,612
C&J Energy Services Inc.[a,b]	89,302	2,087,881
Cameron International Corp.[a]	323,229	19,384,043
CARBO Ceramics Inc.	34,858	4,012,853
Core Laboratories NV	65,701	11,755,223
Dresser-Rand Group Inc.[a,b]	122,882	7,004,274
Dril-Quip Inc.[a]	65,562	6,592,915
ERA Group Inc.[a]	40,373	1,182,525
Exterran Holdings Inc.[a,b]	106,977	3,716,381
FMC Technologies Inc.[a]	325,659	16,100,581
Forum Energy Technologies Inc.[a,b]	100,416	2,522,450
Geospace Technologies Corp.[a,b]	25,335	2,014,639
GulfMark Offshore Inc. Class A	48,006	2,043,135
Halliburton Co.	961,656	47,130,761
Helix Energy Solutions Group Inc.[a,b]	175,717	3,582,870
Hornbeck Offshore Services Inc.[a,b]	60,354	2,577,719
ION Geophysical Corp.[a,b]	282,576	856,205
Key Energy Services Inc.[a,b]	259,132	1,889,072
Matrix Service Co.[a]	56,909	1,495,569
McDermott International Inc.[a,b]	429,166	3,579,244
National Oilwell Varco Inc.	501,320	37,604,013
Newpark Resources Inc.[a,b]	173,186	1,967,393
Oceaneering International Inc.	157,195	10,712,839
Oil States International Inc.[a]	85,696	8,051,139
PHI Inc.[a]	28,717	1,057,647
RPC Inc.	117,029	1,993,004
Schlumberger Ltd.	1,205,432	105,559,680
SEACOR Holdings Inc.[a]	34,886	2,936,704
Superior Energy Services Inc.	260,025	6,146,991
Tesco Corp.[a]	68,166	1,439,666
TETRA Technologies Inc.[a,b]	158,659	1,637,361
Tidewater Inc.	85,108	4,412,850

Security	Shares	Value

Weatherford International Ltd.[a]	1,066,325	$14,438,041

		374,237,602
OIL & GAS EXPLORATION & PRODUCTION — 0.80%
Diamondback Energy Inc.[a,b]	73,875	3,840,022

		3,840,022

TOTAL COMMON STOCKS
(Cost: $489,741,766)		481,013,125

SHORT-TERM INVESTMENTS — 5.63%

MONEY MARKET FUNDS — 5.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,789,109	24,789,109
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,395,345	1,395,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	941,413	941,413

		27,125,867

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,125,867)		27,125,867

TOTAL INVESTMENTS IN SECURITIES — 105.57%
(Cost: $516,867,633)		508,138,992
Other Assets, Less Liabilities — (5.57)%		(26,818,851)

NET ASSETS — 100.00%		$481,320,141

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 6.92%
Aegerion Pharmaceuticals Inc.[a,b]	104,636	$6,276,067
AMAG Pharmaceuticals Inc.[a,b]	172,556	3,704,777
ARIAD Pharmaceuticals Inc.[a,b]	274,623	2,029,464
Infinity Pharmaceuticals Inc.[a,b]	327,309	4,205,921
Ironwood Pharmaceuticals Inc. Class Aa,b	535,466	7,426,914
Spectrum Pharmaceuticals Inc.[a,b]	439,269	3,694,252
TESARO Inc.[a,b]	114,289	3,601,246
Theravance Inc.[a,b]	250,706	9,230,995

		40,169,636
PHARMACEUTICALS — 92.97%
Actavis PLC[a]	156,124	29,504,314
Akorn Inc.[a,b]	283,729	6,440,648
Allergan Inc.	264,139	30,270,329
Auxilium Pharmaceuticals Inc.[a,b]	266,956	6,828,735
AVANIR Pharmaceuticals Inc. Class Aa,b	1,255,960	4,709,850
Bristol-Myers Squibb Co.	799,257	39,938,872
Cadence Pharmaceuticals Inc.[a,b]	475,539	5,221,418
Depomed Inc.[a,b]	459,103	5,509,236
Eli Lilly and Co.	644,115	34,788,651
Endo Health Solutions Inc.[a,b]	215,879	14,222,109
Forest Laboratories Inc.[a]	317,735	21,065,831
Hospira Inc.[a]	326,809	14,382,864
Impax Laboratories Inc.[a]	282,730	6,542,372
Jazz Pharmaceuticals PLC[a]	108,271	16,420,380
Johnson & Johnson	731,253	64,693,953
Mallinckrodt PLC[a]	177,177	10,246,146
Medicines Co. (The)[a]	218,695	7,601,838
Merck & Co. Inc.	1,047,391	55,480,301
Mylan Inc.[a]	464,403	21,088,540
Pacira Pharmaceuticals Inc.[a,b]	136,267	9,338,378
Perrigo Co. PLC	142,123	22,122,866
Pfizer Inc.	1,948,035	59,220,264
Prestige Brands Holdings Inc.[a]	200,241	6,059,293
Questcor Pharmaceuticals Inc.[b]	171,113	11,466,282
Salix Pharmaceuticals Ltd.[a,b]	140,516	13,677,827
VIVUS Inc.[a,b]	576,236	4,275,671
Zoetis Inc.	612,805	18,604,760

		539,721,728

TOTAL COMMON STOCKS
(Cost: $463,240,524)		579,891,364

SHORT-TERM INVESTMENTS — 13.70%

MONEY MARKET FUNDS — 13.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	74,862,332	74,862,332
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,213,899	4,213,899

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	462,385	$462,385

		79,538,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,538,616)		79,538,616

TOTAL INVESTMENTS IN SECURITIES — 113.59%
(Cost: $542,779,140)		659,429,980
Other Assets, Less Liabilities — (13.59)%		(78,899,178)

NET ASSETS — 100.00%		$580,530,802

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.50%
Alexander & Baldwin Inc.	295,935	$11,574,018
St. Joe Co. (The)[a,b]	527,886	9,486,111

		21,060,129
DIVERSIFIED REITS — 6.42%
American Realty Capital Properties Inc.[b]	1,063,820	14,723,269
Duke Realty Corp.	2,266,614	35,608,506
Lexington Realty Trust	1,088,322	11,764,761
Liberty Property Trust	1,018,682	37,080,025
Spirit Realty Capital Inc.	2,440,415	25,868,399
Vornado Realty Trust	1,199,180	110,120,699
Washington Real Estate Investment Trust[b]	467,829	10,900,415
WP Carey Inc.	386,984	22,863,015

		268,929,089
INDUSTRIAL REITS — 3.86%
DCT Industrial Trust Inc.[b]	2,230,103	16,056,742
EastGroup Properties Inc.[b]	213,063	12,643,158
Prologis Inc.	3,435,903	133,175,600

		161,875,500
MORTGAGE REITS — 6.92%
American Capital Agency Corp.	2,644,712	55,406,716
Annaly Capital Management Inc.	6,533,480	70,365,580
ARMOUR Residential REIT Inc.	2,600,671	10,688,758
Chimera Investment Corp.	7,139,596	22,275,540
CYS Investments Inc.	1,174,797	9,304,392
Hatteras Financial Corp.	681,590	12,227,725
Invesco Mortgage Capital Inc.	938,649	14,746,176
MFA Financial Inc.[b]	2,548,845	18,581,080
Redwood Trust Inc.[b]	575,222	10,756,651
Starwood Property Trust Inc.	1,350,562	40,786,972
Two Harbors Investment Corp.	2,526,963	24,840,046

		289,979,636
OFFICE REITS — 11.20%
Alexandria Real Estate Equities Inc.	498,125	34,933,506
BioMed Realty Trust Inc.	1,339,684	26,137,235
Boston Properties Inc.	1,053,716	113,896,162
Brandywine Realty Trust[b]	1,105,114	15,747,875
Columbia Property Trust Inc.	864,731	21,012,963
CommonWealth REIT[b]	772,921	18,998,398
Corporate Office Properties Trust	612,090	15,210,437
Digital Realty Trust Inc.[b]	888,175	45,288,043
Douglas Emmett Inc.[b]	894,406	22,744,745
DuPont Fabros Technology Inc.[b]	453,589	11,788,778
Franklin Street Properties Corp.[b]	609,402	7,306,730
Highwoods Properties Inc.	629,777	23,389,918
Kilroy Realty Corp.	572,255	30,215,064
Mack-Cali Realty Corp.	624,840	12,640,513
Piedmont Office Realty Trust Inc. Class Ab	1,162,117	19,372,490

Security	Shares	Value

SL Green Realty Corp.[b]	542,562	$50,876,039

		469,558,896
REAL ESTATE DEVELOPMENT — 0.65%
Howard Hughes Corp. (The)[a]	218,259	27,232,175

		27,232,175
REAL ESTATE OPERATING COMPANIES — 0.48%
Forest City Enterprises Inc. Class Aa	1,109,950	20,189,991

		20,189,991
REAL ESTATE SERVICES — 3.16%
CBRE Group Inc. Class Aa	1,928,647	51,186,292
Jones Lang LaSalle Inc.	308,347	35,231,728
Realogy Holdings Corp.[a,b]	1,012,928	46,159,129

		132,577,149
RESIDENTIAL REITS — 12.72%
American Campus Communities Inc.	730,985	25,409,039
Apartment Investment and Management Co. Class A	1,018,394	28,484,480
AvalonBay Communities Inc.	838,828	103,595,258
BRE Properties Inc. Class A	537,818	31,785,044
Camden Property Trust	591,822	36,586,436
Equity Lifestyle Properties, Inc.	551,317	21,672,271
Equity Residential	2,306,475	127,732,586
Essex Property Trust Inc.[b]	264,066	41,820,132
Home Properties Inc.	398,369	22,209,072
Mid-America Apartment Communities Inc.[b]	520,595	33,599,201
Post Properties Inc.	380,411	17,852,688
UDR Inc.	1,740,169	42,355,714

		533,101,921
RETAIL REITS — 20.48%
CBL & Associates Properties Inc.[b]	1,180,810	20,061,962
Cole Real Estate Investment Inc.	2,723,068	41,254,480
DDR Corp.[b]	2,027,355	31,768,653
Federal Realty Investment Trust	450,908	49,148,972
General Growth Properties Inc.	3,705,576	74,630,301
Kimco Realty Corp.	2,816,316	58,889,167
Macerich Co. (The)	972,784	55,059,574
National Retail Properties Inc.[b]	849,849	28,214,987
Realty Income Corp.[b]	1,178,937	48,077,051
Regency Centers Corp.[b]	643,756	30,990,414
Retail Properties of America Inc. Class A	1,317,356	17,375,926
Simon Property Group Inc.	2,131,991	330,117,486
Tanger Factory Outlet Centers Inc.[b]	658,810	21,991,078
Taubman Centers Inc.	436,050	28,351,971
Weingarten Realty Investors[b]	782,962	22,698,068

		858,630,090
SPECIALIZED REITS — 33.47%
American Tower Corp.	2,714,653	219,561,135
Corrections Corp. of America	808,243	27,132,717
CubeSmart[b]	910,268	15,001,217
DiamondRock Hospitality Co.	1,368,426	15,846,373
EPR Properties[b]	358,037	18,288,530
Extra Space Storage Inc.	764,527	34,908,303

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

January 31, 2014

Security	Shares	Value

Gaming and Leisure Properties Inc.[b]	494,851	$17,171,330
GEO Group Inc. (The)	412,121	13,797,811
HCP Inc.	3,140,930	122,967,409
Health Care REIT Inc.	1,989,629	115,239,312
Healthcare Realty Trust Inc.	667,475	15,298,527
Hospitality Properties Trust	1,017,723	26,155,481
Host Hotels & Resorts Inc.	5,216,665	95,934,469
LaSalle Hotel Properties	713,296	21,940,985
Medical Properties Trust Inc.[b]	1,122,784	14,899,344
Omega Healthcare Investors Inc.[b]	850,427	27,162,638
Plum Creek Timber Co. Inc.	1,224,736	52,749,380
Potlatch Corp.	281,168	11,246,720
Public Storage	992,795	156,454,564
Rayonier Inc.	873,115	38,644,070
RLJ Lodging Trust	846,028	21,133,779
Ryman Hospitality Properties Inc.	353,872	14,636,146
Senior Housing Properties Trust[b]	1,308,860	29,475,527
Sovran Self Storage Inc.[b]	222,329	15,098,362
Sunstone Hotel Investors Inc.	1,284,430	16,479,237
Ventas Inc.	2,017,641	125,880,622
Weyerhaeuser Co.	4,014,643	119,957,533

		1,403,061,521

TOTAL COMMON STOCKS
(Cost: $4,565,651,334)		4,186,196,097

SHORT-TERM INVESTMENTS — 8.39%

MONEY MARKET FUNDS — 8.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	316,638,068	316,638,068
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	17,823,126	17,823,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	17,510,795	17,510,795

		351,971,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,971,989)		351,971,989

TOTAL INVESTMENTS IN SECURITIES — 108.25%
(Cost: $4,917,623,323)		4,538,168,086
Other Assets, Less Liabilities — (8.25)%		(345,979,327)

NET ASSETS — 100.00%		$4,192,188,759

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments  (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

DIVERSIFIED BANKS — 22.03%
Comerica Inc.	225,502	$10,327,992
U.S. Bancorp	2,252,733	89,501,082

		99,829,074
REGIONAL BANKS — 72.48%
Associated Banc-Corp	200,899	3,308,806
BancorpSouth Inc.	103,561	2,440,933
Bank of Hawaii Corp.	55,172	3,132,666
BB&T Corp.	870,613	32,569,632
BOK Financial Corp.	25,755	1,655,016
CapitalSource Inc.	243,408	3,341,992
Cathay General Bancorp	91,358	2,146,913
City National Corp.	58,523	4,234,139
Commerce Bancshares Inc.	100,758	4,379,950
Cullen/Frost Bankers Inc.	65,075	4,816,851
East West Bancorp Inc.	176,591	5,908,735
F.N.B. Corp.	197,334	2,336,435
Fifth Third Bancorp	1,091,268	22,938,453
First Financial Bankshares Inc.	37,732	2,308,066
First Horizon National Corp.	292,751	3,442,752
First Niagara Financial Group Inc.	437,709	3,781,806
First Republic Bank	152,966	7,423,440
FirstMerit Corp.	204,118	4,153,801
Fulton Financial Corp.	238,551	2,946,105
Glacier Bancorp Inc.	92,233	2,437,718
Hancock Holding Co.	101,502	3,511,969
Huntington Bancshares Inc.	1,024,043	9,288,070
IBERIABANK Corp.	36,814	2,423,834
International Bancshares Corp.	71,182	1,666,371
KeyCorp	1,109,994	14,163,523
M&T Bank Corp.[a]	161,088	17,962,923
MB Financial Inc.	68,374	1,921,309
National Penn Bancshares Inc.	144,101	1,495,768
Old National Bancorp	125,405	1,755,670
PNC Financial Services Group Inc. (The)[b]	656,724	52,459,113
Popular Inc.[a,c]	127,967	3,378,329
PrivateBancorp Inc.	80,666	2,306,241
Prosperity Bancshares Inc.	70,135	4,387,646
Regions Financial Corp.	1,704,227	17,331,989
Signature Bank[a,c]	58,381	7,125,985
SunTrust Banks Inc.	661,497	24,488,619
Susquehanna Bancshares Inc.	231,421	2,506,289
SVB Financial Group[a,c]	56,407	6,330,558
Synovus Financial Corp.	1,201,719	4,025,759
TCF Financial Corp.	204,278	3,288,876
Texas Capital Bancshares Inc.[a,c]	50,663	3,012,929
Trustmark Corp.	83,035	1,972,912
UMB Financial Corp.	46,473	2,755,384
Umpqua Holdings Corp.	138,951	2,439,979
United Bankshares Inc.	19,713	589,222
Valley National Bancorp[a]	247,942	2,402,558
Webster Financial Corp.	111,661	3,387,795
Westamerica Bancorp	33,176	1,637,567
Wintrust Financial Corp.	49,643	2,175,853

Security	Shares	Value

Zions Bancorp	227,888	$6,551,780

		328,449,029
THRIFTS & MORTGAGE FINANCE — 5.40%
Capitol Federal Financial Inc.	169,234	2,025,731
Hudson City Bancorp Inc.	587,568	5,311,615
New York Community Bancorp Inc.	543,726	8,802,924
People’s United Financial Inc.	392,526	5,577,794
Washington Federal Inc.	125,815	2,752,832

		24,470,896

TOTAL COMMON STOCKS (Cost: $416,370,013)		452,748,999

SHORT-TERM INVESTMENTS — 2.38%

MONEY MARKET FUNDS — 2.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	10,099,650	10,099,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	568,496	568,496
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	99,768	99,768

		10,767,914

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,767,914)		10,767,914

TOTAL INVESTMENTS IN SECURITIES — 102.29% (Cost: $427,137,927)		463,516,913
Other Assets, Less Liabilities — (2.29)%		(10,380,754)

NET ASSETS — 100.00%		$453,136,159

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments  (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMERCIAL SERVICES & SUPPLIES — 0.18%
Pitney Bowes Inc.	218,535	$5,502,711

		5,502,711
COMMUNICATIONS EQUIPMENT — 11.06%
ADTRAN Inc.	62,112	1,577,024
ARRIS Group Inc.[a,b]	123,540	3,199,686
Aruba Networks Inc.[a,b]	118,448	2,334,610
Brocade Communications Systems Inc.[a]	481,224	4,494,632
Ciena Corp.[a,b]	111,059	2,591,006
Cisco Systems Inc.	5,764,974	126,310,580
F5 Networks Inc.[a,b]	83,718	8,957,826
Finisar Corp.[a,b]	103,076	2,443,932
Harris Corp.	115,344	7,997,953
InterDigital Inc.	44,311	1,273,941
JDS Uniphase Corp.[a]	250,490	3,329,012
Juniper Networks Inc.[a]	544,653	14,493,216
Motorola Solutions Inc.	248,329	15,843,390
Palo Alto Networks Inc.[a]	49,122	2,920,303
Plantronics Inc.	47,092	2,021,660
Polycom Inc.[a,b]	153,749	1,834,226
QUALCOMM Inc.	1,821,627	135,201,156
Riverbed Technology Inc.[a]	174,191	3,435,047
ViaSat Inc.[a,b]	45,109	2,684,437

		342,943,637
COMPUTERS & PERIPHERALS — 22.30%
3D Systems Corp.[a,b]	103,195	8,021,347
Apple Inc.	970,116	485,640,070
Diebold Inc.	68,669	2,306,592
Electronics For Imaging Inc.[a,b]	50,605	2,144,134
EMC Corp.	2,218,964	53,787,687
Hewlett-Packard Co.	2,072,276	60,096,004
Lexmark International Inc. Class A	66,815	2,618,480
NCR Corp.[a,b]	179,727	6,324,593
NetApp Inc.	367,573	15,563,041
SanDisk Corp.	243,619	16,943,701
Seagate Technology PLC	351,729	18,592,395
Western Digital Corp.	227,024	19,562,658

		691,600,702
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.07%
Corning Inc.	1,560,634	26,858,511
Ingram Micro Inc. Class Aa	165,809	4,148,541
Tech Data Corp.[a]	40,624	2,190,446

		33,197,498
HEALTH CARE TECHNOLOGY — 0.98%
Allscripts Healthcare Solutions Inc.[a]	170,695	2,826,709
athenahealth Inc.[a,b]	40,188	5,923,711
Cerner Corp.[a,b]	318,373	18,112,240

Security	Shares	Value

Medidata Solutions Inc.[a,b]	54,116	$3,414,720

		30,277,380
HOUSEHOLD DURABLES — 0.19%
Garmin Ltd.	132,915	5,987,821

		5,987,821
INTERNET SOFTWARE & SERVICES — 18.05%
Akamai Technologies Inc.[a,b]	193,083	9,206,197
AOL Inc.[a]	84,406	3,889,428
Equinix Inc.[a,b]	53,693	9,943,944
Facebook Inc. Class Aa	1,773,449	110,964,704
Google Inc. Class Aa	302,586	357,344,988
IAC/InterActiveCorp	82,799	5,799,242
j2 Global Inc.	47,149	2,138,207
Pandora Media Inc.[a]	175,519	6,330,970
Rackspace Hosting Inc.[a,b]	123,334	4,490,591
Twitter Inc.[a,b]	75,946	4,898,517
VeriSign Inc.[a,b]	139,062	8,169,893
Yahoo! Inc.[a]	1,017,338	36,644,515

		559,821,196
IT SERVICES — 8.86%
Amdocs Ltd.	173,790	7,518,155
CACI International Inc. Class Aa,b	25,193	1,864,786
Cognizant Technology Solutions Corp. Class Aa	326,200	31,615,304
Computer Sciences Corp.	158,803	9,593,289
DST Systems Inc.	31,745	2,888,795
Gartner Inc.[a,b]	99,535	7,000,297
International Business Machines Corp.	1,100,556	194,446,234
Leidos Holdings Inc.	78,351	3,552,434
Science Applications International Corp.	44,864	1,660,417
Teradata Corp.[a]	176,423	7,254,514
Vantiv Inc. Class Aa,b	131,525	3,990,469
VeriFone Systems Inc.[a]	117,621	3,412,185

		274,796,879
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.87%
Advanced Micro Devices Inc.[a,b]	661,725	2,269,717
Altera Corp.	346,373	11,579,249
Analog Devices Inc.	335,459	16,192,606
Applied Materials Inc.	1,298,614	21,842,687
Atmel Corp.[a,b]	458,430	3,832,475
Avago Technologies Ltd.	266,929	14,585,001
Broadcom Corp. Class A	581,950	17,318,832
Cavium Inc.[a,b]	55,900	2,077,803
Cirrus Logic Inc.[a,b]	68,314	1,196,178
Cree Inc.[a,b]	130,246	7,869,463
Cypress Semiconductor Corp.	149,524	1,501,221
Fairchild Semiconductor International Inc.[a,b]	136,618	1,743,246
Hittite Microwave Corp.[a,b]	33,900	1,944,165
Integrated Device Technology Inc.[a,b]	148,337	1,431,452
Intel Corp.	5,359,955	131,533,296
International Rectifier Corp.[a,b]	76,485	1,989,375
KLA-Tencor Corp.	179,751	11,049,294
Lam Research Corp.[a]	175,227	8,868,238
Linear Technology Corp.	252,572	11,249,557
LSI Corp.	588,821	6,494,696
Marvell Technology Group Ltd.	441,133	6,586,116

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

Maxim Integrated Products Inc.	304,863	$9,225,154
Microchip Technology Inc.	213,978	9,599,053
Micron Technology Inc.[a]	1,134,306	26,134,410
Microsemi Corp.[a,b]	101,094	2,369,643
NVIDIA Corp.	624,150	9,799,155
ON Semiconductor Corp.[a]	483,948	4,045,805
PMC-Sierra Inc.[a]	218,918	1,433,913
RF Micro Devices Inc.[a,b]	303,711	1,618,780
Semtech Corp.[a,b]	73,829	1,684,040
Silicon Laboratories Inc.[a,b]	42,681	2,016,250
Skyworks Solutions Inc.[a,b]	202,765	6,133,641
SunEdison Inc.[a,b]	263,851	3,670,167
Synaptics Inc.[a,b]	35,601	2,077,674
Teradyne Inc.[a,b]	206,128	3,877,268
Texas Instruments Inc.	1,180,269	50,043,406
Xilinx Inc.	289,391	13,433,530

		430,316,556
SOFTWARE — 23.34%
ACI Worldwide Inc.[a,b]	41,469	2,513,436
Adobe Systems Inc.[a]	501,327	29,673,545
ANSYS Inc.[a]	100,038	7,855,984
Aspen Technology Inc.[a]	100,045	4,559,051
Autodesk Inc.[a]	243,330	12,470,662
CA Inc.	350,460	11,242,757
Cadence Design Systems Inc.[a,b]	309,533	4,370,606
Citrix Systems Inc.[a]	201,049	10,870,719
CommVault Systems Inc.[a,b]	47,810	3,302,237
Compuware Corp.	232,979	2,362,407
Concur Technologies Inc.[a,b]	50,878	6,173,537
Fair Isaac Corp.	37,185	2,021,377
Fortinet Inc.[a]	147,708	3,131,410
Guidewire Software Inc.[a,b]	70,649	3,335,339
Informatica Corp.[a]	116,720	4,710,819
Intuit Inc.	307,190	22,501,667
Mentor Graphics Corp.	104,799	2,179,819
MICROS Systems Inc.[a,b]	80,979	4,496,764
Microsoft Corp.	8,190,903	310,025,679
NetSuite Inc.[a,b]	32,935	3,464,103
Nuance Communications Inc.[a,b]	277,098	4,247,912
Oracle Corp.	3,783,817	139,622,847
Progress Software Corp.[a,b]	55,850	1,349,894
PTC Inc.[a,b]	128,545	4,586,486
QLIK Technologies Inc.[a,b]	95,478	2,579,816
Red Hat Inc.[a]	204,396	11,548,374
Rovi Corp.[a]	109,742	2,327,628
Salesforce.com Inc.[a]	598,221	36,210,317
ServiceNow Inc.[a]	109,347	6,935,880
SolarWinds Inc.[a]	70,346	2,806,102
Solera Holdings Inc.	74,470	4,976,830
Splunk Inc.[a,b]	93,710	7,218,481
SS&C Technologies Holdings Inc.[a,b]	67,222	2,609,558
Symantec Corp.	750,643	16,071,267
Synopsys Inc.[a]	166,758	6,646,974
TIBCO Software Inc.[a]	164,875	3,510,189
Tyler Technologies Inc.[a]	30,529	3,219,283
Ultimate Software Group Inc. (The)[a,b]	29,947	4,888,249
VMware Inc. Class Aa,b	92,866	8,370,941

Security	Shares	Value

Workday Inc. Class Aa,b	33,688	$3,016,424

		724,005,370

TOTAL COMMON STOCKS (Cost: $2,733,381,613)		3,098,449,750

SHORT-TERM INVESTMENTS — 5.14%

MONEY MARKET FUNDS — 5.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	147,378,136	147,378,136
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	8,295,715	8,295,715
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,802,477	3,802,477

		159,476,328

TOTAL SHORT-TERM INVESTMENTS (Cost: $159,476,328)		159,476,328

TOTAL INVESTMENTS IN SECURITIES — 105.04% (Cost: $2,892,857,941)		3,257,926,078

SHORT POSITIONS[f] — (0.00)%

COMMON STOCKS — (0.00)%
Xerox Corp.	(1,740)	(18,880)

		(18,880)

TOTAL SHORT POSITIONS (Proceeds: $18,880)		(18,880)
Other Assets, Less Liabilities — (5.04)%		(156,350,331)

NET ASSETS — 100.00%		$3,101,556,867

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The Fund had a short position as a result of an in-kind redemption.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 2.19%
Ruckus Wireless Inc.[a,b]	808,544	$10,858,746

		10,858,746
DIVERSIFIED TELECOMMUNICATION SERVICES — 59.05%
8x8 Inc.[a,b]	1,182,167	11,987,173
AT&T Inc.	1,816,902	60,539,175
Atlantic Tele-Network Inc.	177,675	10,349,569
CenturyLink Inc.[b]	1,070,984	30,908,598
Cincinnati Bell Inc.[a]	3,192,545	11,046,206
Consolidated Communications Holdings Inc.[b]	561,413	10,992,466
Frontier Communications Corp.[b]	4,367,768	20,528,510
General Communication Inc. Class Aa	807,681	7,858,736
Level 3 Communications Inc.[a]	675,043	21,668,880
tw telecom inc.[a]	664,949	19,589,397
Verizon Communications Inc.	1,154,284	55,428,718
Vonage Holdings Corp.[a,b]	2,972,060	13,701,197
Windstream Holdings Inc.[b]	2,541,146	19,007,772

		293,606,397
WIRELESS TELECOMMUNICATION SERVICES — 38.71%
Crown Castle International Corp.[a]	498,665	35,385,268
Leap Wireless International Inc.[a,b]	690,353	12,115,695
NII Holdings Inc.[a,b]	4,002,454	12,047,387
NTELOS Holdings Corp.	388,577	6,376,549
SBA Communications Corp. Class Aa	318,572	29,547,553
Shenandoah Telecommunications Co.	405,354	10,174,385
Sprint Corp.[a]	2,886,747	23,873,398
T-Mobile US Inc.[a]	880,791	26,925,781
Telephone & Data Systems Inc.	640,611	17,309,309
United States Cellular Corp.	235,904	10,448,188
USA Mobility Inc.	579,306	8,260,904

		192,464,417

TOTAL COMMON STOCKS (Cost: $501,732,565)		496,929,560

SHORT-TERM INVESTMENTS — 6.48%

MONEY MARKET FUNDS — 6.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	30,090,955	30,090,955
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,693,779	1,693,779

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	422,958	$422,958

		32,207,692

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,207,692)		32,207,692

TOTAL INVESTMENTS IN SECURITIES — 106.43% (Cost: $533,940,257)		529,137,252
Other Assets, Less Liabilities — (6.43)%		(31,953,642)

NET ASSETS — 100.00%		$497,183,610

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

115

Schedule of Investments  (Unaudited)

iSHARES® U.S. UTILITIES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 101.82%

ELECTRIC UTILITIES — 52.33%
ALLETE Inc.	37,061	$1,852,309
American Electric Power Co. Inc.	487,180	23,779,256
Cleco Corp.	60,438	2,953,001
Duke Energy Corp.	705,833	49,845,926
Edison International	325,737	15,687,494
El Paso Electric Co.	40,368	1,470,606
Entergy Corp.	178,279	11,236,925
Exelon Corp.	856,710	24,844,590
FirstEnergy Corp.	418,135	13,167,071
Great Plains Energy Inc.	153,493	3,788,207
Hawaiian Electric Industries Inc.	99,583	2,591,150
IDACORP Inc.	50,222	2,648,206
ITC Holdings Corp.	52,467	5,430,334
NextEra Energy Inc.	430,585	39,583,679
Northeast Utilities	315,023	13,798,007
Pepco Holdings Inc.	249,701	4,851,690
Pinnacle West Capital Corp.	110,020	5,790,353
PNM Resources Inc.	79,636	1,963,027
Portland General Electric Co.	78,050	2,355,549
PPL Corp.	630,108	19,262,402
Southern Co. (The)	881,542	36,354,792
UIL Holdings Corp.	56,450	2,182,922
UNS Energy Corp.	41,529	2,486,757
Westar Energy Inc.	127,125	4,216,736
Xcel Energy Inc.	497,527	14,383,506

		306,524,495

GAS UTILITIES — 8.70%
AGL Resources Inc.	118,762	5,674,448
Atmos Energy Corp.	90,891	4,363,677
National Fuel Gas Co.	83,673	6,305,597
New Jersey Resources Corp.	42,017	1,915,975
Northwest Natural Gas Co.	26,997	1,121,995
ONE GAS Inc.	1,067	36,406
ONEOK Inc.	201,975	13,833,268
Piedmont Natural Gas Co.	75,913	2,506,647
Questar Corp.	175,030	4,081,700
South Jersey Industries Inc.	32,200	1,717,548
Southwest Gas Corp.	46,341	2,489,902
UGI Corp.	114,072	4,949,584
WGL Holdings Inc.	51,729	1,954,322

		50,951,069

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.58%
AES Corp. (The)	656,488	9,230,221
Calpine Corp.[a]	348,088	6,606,710
Dynegy Inc.[a,b]	98,244	2,000,248
NRG Energy Inc.	323,343	9,005,103

		26,842,282

MULTI-UTILITIES — 34.19%
Alliant Energy Corp.	110,919	5,763,351
Ameren Corp.	242,580	9,179,227

Security	Shares	Value

Avista Corp.	60,022	$1,730,434
Black Hills Corp.	44,475	2,438,564
CenterPoint Energy Inc.	428,543	10,027,906
CMS Energy Corp.	265,940	7,390,473
Consolidated Edison Inc.	292,822	15,932,445
Dominion Resources Inc.	580,305	39,408,513
DTE Energy Co.	176,757	12,058,363
Integrys Energy Group Inc.	79,789	4,335,734
NiSource Inc.	313,224	10,765,509
NorthWestern Corp.	38,454	1,738,505
PG&E Corp.	449,193	18,933,485
Public Service Enterprise Group Inc.	505,747	16,861,605
SCANA Corp.	140,517	6,642,239
Sempra Energy	227,241	21,067,513
TECO Energy Inc.	204,218	3,345,091
Vectren Corp.	82,342	3,007,130
Wisconsin Energy Corp.	226,469	9,663,432

		200,289,519

WATER UTILITIES — 2.02%
American Water Works Co. Inc.	178,234	7,587,421
Aqua America Inc.	176,670	4,231,247

		11,818,668

TOTAL COMMON STOCKS (Cost: $648,863,093)		596,426,033

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,985,134	1,985,134
BlackRock Cash Funds: Prime, SL Agency Shares
0.12[c,d,e]	111,740	111,740
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	969,458	969,458

		3,066,332

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,066,332)		3,066,332

TOTAL INVESTMENTS IN SECURITIES —102.34% (Cost: $651,929,425)		599,492,365
Other Assets, Less Liabilities — (2.34)%		(13,707,924)

NET ASSETS — 100.00%		$585,784,441

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

116

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Asia Developed Real Estate	Select Dividend

Cohen & Steers REIT	Transportation Average

Dow Jones U.S.	U.S. Aerospace & Defense

Europe Developed Real Estate	U.S. Basic Materials

High Dividend	U.S. Broker-Dealers

Industrial/Office Real Estate Capped	U.S. Consumer Goods

International Developed Real Estate	U.S. Consumer Services

International Select Dividend	U.S. Energy

Morningstar Large-Cap	U.S. Financial Services

Morningstar Large-Cap Growth	U.S. Financials

Morningstar Large-Cap Value	U.S. Healthcare

Morningstar Mid-Cap	U.S. Healthcare Providers

Morningstar Mid- Cap Growth	U.S. Home Construction

Morningstar Mid-Cap Value	U.S. Industrials

Morningstar Small-Cap	U.S. Insurance

Morningstar Small-Cap Growth	U.S. Medical Devices

Morningstar Small-Cap Value	U.S. Oil & Gas Exploration & Production

Mortgage Real Estate Capped	U.S. Oil Equipment & Services

MSCI KLD 400 Social	U.S. Pharmaceuticals

MSCI USA ESG Select	U.S. Real Estate

North America Real Estate	U.S. Regional Banks

Real Estate 50	U.S. Technology

Residential Real Estate Capped	U.S. Telecommunications

Retail Real Estate Capped	U.S. Utilities

117

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

118

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

119

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Asia Developed Real Estate
Assets:
Common Stocks	$27,187,448	$—	$7	$27,187,455
Money Market Funds	565,924	—	—	565,924

	$27,753,372	$—	$7	$27,753,379

Cohen & Steers REIT
Assets:
Common Stocks	$2,461,281,216	$—	$—	$2,461,281,216
Money Market Funds	249,489,300	—	—	249,489,300

	$2,710,770,516	$—	$—	$2,710,770,516

Dow Jones U.S.
Assets:
Common Stocks	$817,083,917	$—	$—	$817,083,917
Rights	463	—	—	463
Money Market Funds	17,411,460	—	—	17,411,460

	$834,495,840	$—	$—	$834,495,840

Europe Developed Real Estate
Assets:
Common Stocks	$30,082,628	$—	$—	$30,082,628
Investment Companies	527,035	—	—	527,035
Rights	343	—	—	343
Money Market Funds	3,663	—	—	3,663

	$30,613,669	$—	$—	$30,613,669

High Dividend
Assets:
Common Stocks	$3,063,763,289	$—	$—	$3,063,763,289
Money Market Funds	2,434,670	—	—	2,434,670
Liabilities:
Futures Contracts[a]	(33,567)	—	—	(33,567)

	$3,066,164,392	$—	$—	$3,066,164,392

Industrial/Office Real Estate Capped
Assets:
Common Stocks	$15,259,527	$—	$—	$15,259,527
Money Market Funds	667,557	—	—	667,557

	$15,927,084	$—	$—	$15,927,084

International Developed Real Estate
Assets:
Common Stocks	$720,639,887	$—	$89	$720,639,976
Investment Companies	3,538,739	—	—	3,538,739
Rights	2,250	—	—	2,250
Money Market Funds	5,221,647	—	—	5,221,647

	$729,402,523	$—	$89	$729,402,612

International Select Dividend
Assets:
Common Stocks	$3,122,659,494	$—	$—	$3,122,659,494
Money Market Funds	22,000,982	—	—	22,000,982

	$3,144,660,476	$—	$—	$3,144,660,476

120

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Morningstar Large-Cap
Assets:
Common Stocks	$430,959,890	$—	$—	$430,959,890
Money Market Funds	4,612,750	—	—	4,612,750

	$435,572,640	$—	$—	$435,572,640

Morningstar Large-Cap Growth
Assets:
Common Stocks	$498,944,488	$—	$—	$498,944,488
Money Market Funds	9,442,334	—	—	9,442,334

	$508,386,822	$—	$—	$508,386,822

Morningstar Large-Cap Value
Assets:
Common Stocks	$262,199,219	$—	$—	$262,199,219
Money Market Funds	526,338	—	—	526,338

	$262,725,557	$—	$—	$262,725,557

Morningstar Mid-Cap
Assets:
Common Stocks	$238,057,714	$—	$—	$238,057,714
Money Market Funds	6,693,600	—	—	6,693,600
Liabilities:
Short Positions	(336,734)	—	—	(336,734)

	$244,414,580	$—	$—	$244,414,580

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$190,128,065	$—	$—	$190,128,065
Money Market Funds	11,013,753	—	—	11,013,753

	$201,141,818	$—	$—	$201,141,818

Morningstar Mid-Cap Value
Assets:
Common Stocks	$159,955,670	$—	$—	$159,955,670
Money Market Funds	2,893,599	—	—	2,893,599
Liabilities:
Short Positions	(148,242)	—	—	(148,242)

	$162,701,027	$—	$—	$162,701,027

Morningstar Small-Cap
Assets:
Common Stocks	$206,244,104	$—	$—	$206,244,104
Rights	4,941	—	—	4,941
Money Market Funds	19,459,099	—	—	19,459,099

	$225,708,144	$—	$—	$225,708,144

Morningstar Small-Cap Growth
Assets:
Common Stocks	$135,229,997	$—	$—	$135,229,997
Money Market Funds	13,341,020	—	—	13,341,020

	$148,571,017	$—	$—	$148,571,017

Morningstar Small-Cap Value
Assets:
Common Stocks	$339,486,784	$—	$—	$339,486,784
Money Market Funds	26,410,713	—	—	26,410,713

	$365,897,497	$—	$—	$365,897,497

121

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,000,332,153	$—	$—	$1,000,332,153
Money Market Funds	62,885,553	—	—	62,885,553

	$1,063,217,706	$—	$—	$1,063,217,706

122

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI KLD 400 Social
Assets:
Common Stocks	$307,600,843	$—	$—	$307,600,843
Rights	507	—	—	507
Money Market Funds	6,281,995	—	—	6,281,995

	$313,883,345	$—	$—	$313,883,345

MSCI USA ESG Select
Assets:
Common Stocks	$234,476,176	$—	$—	$234,476,176
Money Market Funds	4,345,305	—	—	4,345,305

	$238,821,481	$—	$—	$238,821,481

North America Real Estate
Assets:
Common Stocks	$26,424,354	$—	$—	$26,424,354
Money Market Funds	1,964,063	—	—	1,964,063

	$28,388,417	$—	$—	$28,388,417

Real Estate 50
Assets:
Common Stocks	$74,835,742	$—	$—	$74,835,742
Money Market Funds	6,407,441	—	—	6,407,441

	$81,243,183	$—	$—	$81,243,183

Residential Real Estate Capped
Assets:
Common Stocks	$240,429,537	$—	$—	$240,429,537
Money Market Funds	28,457,934	—	—	28,457,934

	$268,887,471	$—	$—	$268,887,471

Retail Real Estate Capped
Assets:
Common Stocks	$10,727,461	$—	$—	$10,727,461
Money Market Funds	1,255,315	—	—	1,255,315

	$11,982,776	$—	$—	$11,982,776

Select Dividend
Assets:
Common Stocks	$12,492,077,078	$—	$—	$12,492,077,078
Money Market Funds	55,871,548	—	—	55,871,548
Liabilities:
Futures Contracts[a]	(152,741)	—	—	(152,741)
Short Positions	(16,749,218)	—	—	(16,749,218)

	$12,531,046,667	$—	$—	$12,531,046,667

Transportation Average
Assets:
Common Stocks	$774,595,769	$—	$—	$774,595,769
Money Market Funds	8,621,621	—	—	8,621,621

	$783,217,390	$—	$—	$783,217,390

U.S. Aerospace & Defense
Assets:
Common Stocks	$336,140,820	$—	$—	$336,140,820
Money Market Funds	19,133,752	—	—	19,133,752

	$355,274,572	$—	$—	$355,274,572

U.S. Basic Materials
Assets:
Common Stocks	$832,435,820	$—	$—	$832,435,820
Money Market Funds	16,483,686	—	—	16,483,686

	$848,919,506	$—	$—	$848,919,506

123

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iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Broker-Dealers
Assets:
Common Stocks	$268,691,857	$—	$—	$268,691,857
Money Market Funds	14,408,050	—	—	14,408,050

	$283,099,907	$—	$—	$283,099,907

U.S. Consumer Goods
Assets:
Common Stocks	$419,936,422	$—	$—	$419,936,422
Money Market Funds	10,863,479	—	—	10,863,479

	$430,799,901	$—	$—	$430,799,901

U.S. Consumer Services
Assets:
Common Stocks	$509,791,764	$—	$—	$509,791,764
Money Market Funds	12,417,410	—	—	12,417,410

	$522,209,174	$—	$—	$522,209,174

U.S. Energy
Assets:
Common Stocks	$1,558,337,271	$—	$—	$1,558,337,271
Money Market Funds	35,901,087	—	—	35,901,087

	$1,594,238,358	$—	$—	$1,594,238,358

U.S. Financial Services
Assets:
Common Stocks	$619,752,517	$—	$—	$619,752,517
Money Market Funds	5,189,234	—	—	5,189,234

	$624,941,751	$—	$—	$624,941,751

U.S. Financials
Assets:
Common Stocks	$1,283,360,539	$—	$—	$1,283,360,539
Money Market Funds	54,615,088	—	—	54,615,088

	$1,337,975,627	$—	$—	$1,337,975,627

U.S. Healthcare
Assets:
Common Stocks	$2,002,209,495	$—	$—	$2,002,209,495
Rights	9,023	—	—	9,023
Money Market Funds	83,849,419	—	—	83,849,419

	$2,086,067,937	$—	$—	$2,086,067,937

U.S. Healthcare Providers
Assets:
Common Stocks	$394,640,866	$—	$—	$394,640,866
Rights	18,114	—	—	18,114
Money Market Funds	39,478,154	—	—	39,478,154

	$434,137,134	$—	$—	$434,137,134

U.S. Home Construction
Assets:
Common Stocks	$1,720,361,054	$—	$—	$1,720,361,054
Money Market Funds	170,804,799	—	—	170,804,799

	$1,891,165,853	$—	$—	$1,891,165,853

U.S. Industrials
Assets:
Common Stocks	$1,637,452,907	$—	$—	$1,637,452,907
Money Market Funds	45,164,341	—	—	45,164,341

	$1,682,617,248	$—	$—	$1,682,617,248

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iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

U.S. Insurance
Assets:
Common Stocks	$150,509,275	$—		$—	$150,509,275
Money Market Funds	2,904,640	—		—	2,904,640

	$153,413,915	$—		$—	$153,413,915

U.S. Medical Devices
Assets:
Common Stocks	$598,315,696	$—		$—	$598,315,696
Money Market Funds	33,153,504	—		—	33,153,504

	$631,469,200	$—		$—	$631,469,200

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$433,783,510	$—		$—	$433,783,510
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	13,974,884	—		—	13,974,884

	$447,758,394	$0	[b]	$—	$447,758,394

U.S. Oil Equipment & Services
Assets:
Common Stocks	$481,013,125	$—		$—	$481,013,125
Money Market Funds	27,125,867	—		—	27,125,867

	$508,138,992	$—		$—	$508,138,992

U.S. Pharmaceuticals
Assets:
Common Stocks	$579,891,364	$—		$—	$579,891,364
Money Market Funds	79,538,616	—		—	79,538,616

	$659,429,980	$—		$—	$659,429,980

U.S. Real Estate
Assets:
Common Stocks	$4,186,196,097	$—		$—	$4,186,196,097
Money Market Funds	351,971,989	—		—	351,971,989

	$4,538,168,086	$—		$—	$4,538,168,086

U.S. Regional Banks
Assets:
Common Stocks	$452,748,999	$—		$—	$452,748,999
Money Market Funds	10,767,914	—		—	10,767,914

	$463,516,913	$—		$—	$463,516,913

U.S. Technology
Assets:
Common Stocks	$3,098,449,750	$—		$—	$3,098,449,750
Money Market Funds	159,476,328	—		—	159,476,328
Liabilities:
Short Positions	(18,880)	—		—	(18,880)

	$3,257,907,198	$—		$—	$3,257,907,198

U.S. Telecommunications
Assets:
Common Stocks	$496,929,560	$—		$—	$496,929,560
Money Market Funds	32,207,692	—		—	32,207,692

	$529,137,252	$—		$—	$529,137,252

U.S. Utilities
Assets:
Common Stocks	$596,426,033	$—		$—	$596,426,033
Money Market Funds	3,066,332	—		—	3,066,332

	$599,492,365	$—		$—	$599,492,365

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

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iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$32,238,609	$1,914,049	$(6,399,279)	$(4,485,230)
Cohen & Steers REIT	2,784,045,992	179,085,367	(252,360,843)	(73,275,476)
Dow Jones U.S.	636,255,553	244,389,507	(46,149,220)	198,240,287
Europe Developed Real Estate	28,590,715	3,245,753	(1,222,799)	2,022,954
High Dividend	2,991,521,490	169,556,754	(94,880,285)	74,676,469
Industrial/Office Real Estate Capped	14,186,741	2,353,006	(612,663)	1,740,343
International Developed Real Estate	893,233,207	54,036,418	(217,867,013)	(163,830,595)
International Select Dividend	3,032,585,600	243,500,467	(131,425,591)	112,074,876
Morningstar Large-Cap	355,174,938	85,883,706	(5,486,004)	80,397,702
Morningstar Large-Cap Growth	360,119,357	152,661,428	(4,393,963)	148,267,465
Morningstar Large-Cap Value	255,219,641	20,989,272	(13,483,356)	7,505,916
Morningstar Mid-Cap	205,106,470	44,185,933	(4,541,089)	39,644,844
Morningstar Mid-Cap Growth	156,523,080	48,549,477	(3,930,739)	44,618,738
Morningstar Mid-Cap Value	141,194,287	26,828,465	(5,173,483)	21,654,982
Morningstar Small-Cap	197,996,357	32,690,598	(4,978,811)	27,711,787
Morningstar Small-Cap Growth	130,718,892	21,691,732	(3,839,607)	17,852,125
Morningstar Small-Cap Value	322,899,417	51,385,102	(8,387,022)	42,998,080
Mortgage Real Estate Capped	1,209,626,923	70,451,850	(216,861,067)	(146,409,217)
MSCI KLD 400 Social	252,259,256	67,469,703	(5,845,614)	61,624,089
MSCI USA ESG Select	190,101,298	51,852,708	(3,132,525)	48,720,183
North America Real Estate	28,268,243	1,329,802	(1,209,628)	120,174
Real Estate 50	79,839,055	5,520,841	(4,116,713)	1,404,128
Residential Real Estate Capped	269,580,691	11,494,539	(12,187,759)	(693,220)
Retail Real Estate Capped	11,804,019	446,223	(267,466)	178,757
Select Dividend	10,620,256,274	2,310,070,813	(382,378,461)	1,927,692,352
Transportation Average	737,818,221	69,514,804	(24,115,635)	45,399,169
U.S. Aerospace & Defense	309,429,906	47,567,418	(1,722,752)	45,844,666

126

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	935,769,782	30,051,931	(116,902,207)	(86,850,276)
U.S. Broker-Dealers	269,851,733	23,108,452	(9,860,278)	13,248,174
U.S. Consumer Goods	374,419,726	66,752,680	(10,372,505)	56,380,175
U.S. Consumer Services	416,564,016	119,775,807	(14,130,649)	105,645,158
U.S. Energy	1,562,682,008	106,353,813	(74,797,463)	31,556,350
U.S. Financial Services	587,535,571	63,474,487	(26,068,307)	37,406,180
U.S. Financials	1,274,748,641	122,211,860	(58,984,874)	63,226,986
U.S. Healthcare	1,815,993,186	299,621,176	(29,546,425)	270,074,751
U.S. Healthcare Providers	386,504,632	59,663,601	(12,031,099)	47,632,502
U.S. Home Construction	1,867,434,907	73,246,065	(49,515,119)	23,730,946
U.S. Industrials	1,485,035,391	218,638,688	(21,056,831)	197,581,857
U.S. Insurance	131,334,965	23,945,930	(1,866,980)	22,078,950
U.S. Medical Devices	587,420,136	56,587,786	(12,538,722)	44,049,064
U.S. Oil & Gas Exploration & Production	462,448,071	31,390,469	(46,080,146)	(14,689,677)
U.S. Oil Equipment & Services	525,035,659	25,165,133	(42,061,800)	(16,896,667)
U.S. Pharmaceuticals	550,323,028	125,862,959	(16,756,007)	109,106,952
U.S. Real Estate	4,932,144,126	24,319,864	(418,295,904)	(393,976,040)
U.S. Regional Banks	432,336,604	40,318,052	(9,137,743)	31,180,309
U.S. Technology	2,912,361,703	430,737,821	(85,173,446)	345,564,375
U.S. Telecommunications	552,805,999	35,440,494	(59,109,241)	(23,668,747)
U.S. Utilities	661,962,025	14,984,191	(77,453,851)	(62,469,660)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan . The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

127

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

128

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	5,306	323	(90)	5,539	$1,664,303	$27,060	$(1,526)
PNC Financial Services Group Inc. (The)	22,309	1,243	(376)	23,176	1,851,299	29,924	(282)

					$3,515,602	$56,984	$(1,808)

International Select Dividend
Net One System Co. Ltd.	—	4,511,000	—	4,511,000	$28,220,013	$—	$—

Morningstar Large-Cap
BlackRock Inc.	10,787	2,838	(13,625)	—	$—	$18,633	$672,637

Morningstar Large-Cap Growth
BlackRock Inc.	—	14,936	(2,186)	12,750	$3,830,993	$42,491	$97,098

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	33,135	24,859	(27,173)	30,821	$2,461,981	$57,037	$376,801

Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	45,215	864	—	46,079	$1,085,160	$103,995	$—

Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	965,218	31,584	—	996,802	$23,474,687	$2,220,001	$—

MSCI KLD 400 Social
Blackrock Inc.	4,563	2,360	(360)	6,563	$1,971,985	$25,491	$(2,109)
PNC Financial Services Group Inc. (The)	17,788	9,300	(1,118)	25,970	2,074,484	27,960	(641)

					$4,046,469	$53,451	$(2,750)

MSCI USA ESG Select
BlackRock Inc.	—	816	(33)	783	$235,268	$1,315	$507
PNC Financial Services Group Inc. (The)	5,128	434	(5,562)	—	—	4,503	161,613

					$235,268	$5,818	$162,120

Select Dividend
Avista Corp.	3,314,531	685,642	(529,759)	3,470,414	$100,052,036	$3,004,581	$1,009,360
Bank of Hawaii Corp.	2,896,488	245,988	(666,572)	2,475,904	140,581,829	3,823,631	5,975,352
Black Hills Corp.	2,810,252	273,644	(761,236)	2,322,660	127,351,448	3,174,682	8,538,895
IDACORP Inc.	—	2,595,620	(20,048)	2,575,572	135,809,912	—	(4,103)
Mercury General Corp.	3,763,869	—	—	3,763,869	172,498,116	6,925,519	—
Meredith Corp.	3,012,768	290,397	(805,351)	2,497,814	114,349,925	3,588,243	6,999,473
New Jersey Resources Corp.	2,743,026	620,426	(425,966)	2,937,486	133,949,362	3,308,891	2,161,099
Universal Corp.	2,756,480	681,831	(399,783)	3,038,528	155,937,257	4,262,726	4,157,975
UNS Energy Corp.	2,781,478	530,938	(440,319)	2,872,097	171,981,168	3,558,924	4,958,780
Watsco Inc.[a]	2,292,514	206,975	(2,499,489)	—	—	1,475,360	71,759,482

					$1,252,511,053	$33,122,557	$105,556,313

129

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Financial Services
BlackRock Inc.	32,130	20,831	(13,491)	39,470	$11,859,551	$186,582	$1,175,166
PNC Financial Services Group Inc. (The)	134,993	86,486	(56,188)	165,291	13,203,445	212,099	550,924

					$25,062,996	$398,681	$1,726,090

U.S. Financials
BlackRock Inc.	36,368	21,872	(10,264)	47,976	$14,415,349	$236,238	$834,073
PNC Financial Services Group Inc. (The)	152,842	89,857	(41,785)	200,914	16,049,010	262,796	526,216

					$30,464,359	$499,034	$1,360,289

U.S. Home Construction
Cavco Industries Inc.[a]	466,650	386,803	(598,119)	255,334	$19,946,692	$—	$3,433,697
M/I Homes Inc.[a]	1,440,208	1,371,877	(1,893,151)	918,934	22,596,587	—	1,352,656

					$42,543,279	$—	$4,786,353

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	609,939	402,142	(355,357)	656,724	$52,459,113	$1,003,522	$4,483,087

[a]	As of July 31, 2014, the Fund held less than 5% of the outstanding voting shares of the issuer.

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

130

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: March 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 24, 2014